SEC. File Nos. 002-50700

811-02444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 95

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 76

THE BOND FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:

(213) 486-9200

Courtney R. Taylor, Secretary

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on March 1, 2026, pursuant to paragraph (b) of Rule 485.

The Bond Fund of America® Prospectus March 1, 2026

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	ABNDX	BFACX	TBFFX	BFAFX	ABNFX	BFFAX	CFAAX	CFACX	CFAEX	TFBFX	CFAFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FFBOX	FBOFX	RBFAX	RBFBX	RBEBX	RBFCX	RBFEX	RBFHX	RBFFX	RBFGX

Table of contents

Investment objective	1
Fees and expenses of the fund	1
Principal investment strategies	4
Principal risks	5
Investment results	9
Management	11
Purchase and sale of fund shares	11
Tax information	11
Payments to broker-dealers and other financial intermediaries	11
Investment objective, strategies and risks	12
Management and organization	21
Shareholder information	23
Purchase, exchange and sale of shares	24
How to sell shares	29
Distributions and taxes	33
Choosing a share class	34
Sales charges	36
Sales charge reductions and waivers	40
Rollovers from retirement plans to IRAs	47
Plans of distribution	49
Other compensation to dealers	50
Fund expenses	52
Financial highlights	54
Appendix	61

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 40 of the prospectus and on page 86 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

1     The Bond Fund of America / Prospectus

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees[2]	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.23
Other expenses	0.15	0.15	0.14[2]	0.20	0.15	0.04	0.19
Total annual fund operating expenses	0.59	1.34	0.58	0.64	0.34	0.23	0.61

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees[2]	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.99	0.49	0.25	0.25	none	none	1.00
Other expenses	0.19	0.13	0.19	0.25	0.14	0.09	0.13
Total annual fund operating expenses	1.37	0.81	0.63	0.69	0.33	0.28	1.32

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees[2]	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.24	0.19	0.13	0.19	0.09	0.04
Total annual fund operating expenses	1.32	1.03	0.88	0.57	0.38	0.28	0.23

1 A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

The Bond Fund of America / Prospectus     2

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$433	$236	$308	$65	$35	$24	$410	$239	$83	$313	$70	$34	$29	$134
3 years	557	425	431	205	109	74	539	434	259	447	221	106	90	418
5 years	692	734	566	357	191	130	678	750	450	592	384	185	157	723
10 years	1,085	1,407	958	798	431	293	1,085	1,157	1,002	1,017	859	418	356	1,590

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$134	$105	$90	$58	$39	$29	$24		1 year	$136	$139
3 years	418	328	281	183	122	90	74		3 years	425	434
5 years	723	569	488	318	213	157	130		5 years	734	750
10 years	1,590	1,259	1,084	714	480	356	293		10 years	1,407	1,157

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 228% of the average value of its portfolio.

3     The Bond Fund of America / Prospectus

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund invests at least 60% of its assets in debt securities (excluding derivatives) rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, and in U.S. government securities, money market instruments, cash or cash equivalents.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest up to 5% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The Bond Fund of America / Prospectus     4

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker,

5     The Bond Fund of America / Prospectus

and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and

The Bond Fund of America / Prospectus     6

reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase.

7     The Bond Fund of America / Prospectus

Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

The Bond Fund of America / Prospectus     8

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

9     The Bond Fund of America / Prospectus

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/4/2008	7.40%	–0.12%	2.46%	3.06%
− After taxes on distributions		5.50	–1.56	1.09	N/A
− After taxes on distributions and sale of fund shares		4.35	–0.70	1.32	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/28/1974	3.16%	–1.14%	1.81%	6.60%
C	3/15/2001	5.35	–1.11	1.58	3.13
F-1	3/15/2001	7.09	–0.42	2.16	3.36
F-3	1/27/2017	7.52	–0.02	N/A	2.49
529-A (with maximum sales charge)	2/15/2002	3.40	–1.12	1.78	3.14
529-C	2/19/2002	5.30	–1.17	1.76	3.11
529-E	3/7/2002	6.90	–0.61	1.95	3.05
529-F-1	9/26/2002	7.29	–0.23	2.36	3.54
529-F-2	10/30/2020	7.41	–0.12	N/A	0.24
529-F-3	10/30/2020	7.45	–0.08	N/A	0.29
R-1	6/11/2002	6.36	–1.10	1.44	2.55
R-2	5/31/2002	6.36	–1.10	1.45	2.53
R-2E	8/29/2014	6.68	–0.81	1.75	1.59
R-3	6/4/2002	6.83	–0.66	1.90	2.98
R-4	5/20/2002	7.16	–0.36	2.21	3.33
R-5E	11/20/2015	7.37	–0.16	2.41	2.36
R-5	5/15/2002	7.47	–0.07	2.51	3.65
R-6	5/1/2009	7.52	–0.02	2.57	3.79

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	–0.36%	2.01%	3.04%
Class F-2 annualized 30-day yield at December 31, 2025: 4.19% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

The Bond Fund of America / Prospectus     10

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
Pramod Atluri President and Trustee	2016	Partner – Capital Fixed Income Investors
David A. Hoag	2009	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	2015	Partner – Capital Fixed Income Investors
Chitrang Purani	2023	Partner – Capital Fixed Income Investors
John R. Queen	2020; 2025	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

11     The Bond Fund of America / Prospectus

Investment objective, strategies and risks The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund invests at least 60% of its assets in debt securities (excluding derivatives) rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, and in U.S. government securities, money market instruments, cash or cash equivalents.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDSIs, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency

The Bond Fund of America / Prospectus     12

exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund may invest up to 5% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues

13     The Bond Fund of America / Prospectus

(e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. To the extent that the market prices of securities of issuers in the same or related industries or sectors tend to move in the same direction at the same time, and these issuers make up a sizeable portion of the market, events affecting one issuer, industry or sector or the securities markets generally may have a larger impact. If such issuers represent a substantial portion of major market indices, or the economy, a downturn in the prices of their securities may have a disproportionate adverse effect on the overall market, even if other segments of the market perform well. The fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the fund may invest more significantly in a single issuer, which could increase the fund’s volatility and the risk of loss arising from the factors described above.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance

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existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by

15     The Bond Fund of America / Prospectus

the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

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When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

17     The Bond Fund of America / Prospectus

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to

The Bond Fund of America / Prospectus     18

each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs

19     The Bond Fund of America / Prospectus

associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Large shareholder transactions risk — The fund may experience adverse effects when shareholders, including other funds or accounts advised by the investment adviser, purchase or redeem, individually or in the aggregate, large amounts of shares relative to the size of the fund. For example, when the investment adviser changes allocations in other funds and accounts it manages, such changes may result in shareholder transactions in the fund that are large relative to the size of the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. These risks are heightened when the fund is small.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results and, if applicable, other measures of market results that reflect the fund’s investment universe. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

The Bond Fund of America / Prospectus     20

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s annual or semi-annual report in Form N-CSR for the most recent period.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio

21     The Bond Fund of America / Prospectus

managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Portfolio manager in this fund since:	Role in management of the fund
Pramod Atluri	Investment professional since 2004 (with Capital Research and Management Company or affiliate since 2016)	2016	Serves as a fixed income portfolio manager
David A. Hoag	Investment professional since 1988 (with Capital Research and Management Company or affiliate since 1991)	2009	Serves as a fixed income portfolio manager
Fergus N. MacDonald	Investment professional since 1992 (with Capital Research and Management Company or affiliate since 2003)	2015, and previously an investment analyst for the fund since 2004	Serves as a fixed income portfolio manager
Chitrang Purani	Investment professional since 2004 (with Capital Research and Management Company or affiliate since 2022)	2023	Serves as a fixed income portfolio manager
John R. Queen	Investment professional since 1989 (with Capital Research and Management Company or affiliate since 2002)	2020; 2025	Serves as a fixed income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

The Bond Fund of America / Prospectus     22

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial professional or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ prior written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

23     The Bond Fund of America / Prospectus

Unless otherwise noted or unless the context requires otherwise, references on the following pages to (i) Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares, (ii) Class F shares refer to Class F-1, F-2 and F-3 shares and (iii) Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and Capital Client Group, Inc., the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your identity or such other person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and Capital Client Group, Inc. reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares (or, if you are investing through a financial intermediary who offers only Class T shares, in Class T shares) of American Funds® U.S. Government Money Market Fund on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made. If you only have one open fund, the money will be invested into such fund on the day received if the investment is otherwise in good order.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEP plans, SIMPLE IRA plans and CollegeAmerica accounts.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. Net asset value is computed by adding a class’s share of the value of a fund’s investments, cash and other assets, subtracting the class’s share of the fund’s liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding. Realized investment income and gain is included in the fund’s net asset value until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of

The Bond Fund of America / Prospectus     24

the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services due to the lack of market quotations. Futures contracts are valued primarily on the basis of settlement prices. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations are not readily available, including procedures to determine the representativeness of third-party vendor prices, or in the event market quotations or third-party vendor prices are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures will be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Automatic conversion of Class C and Class 529-C shares Class C shares automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares automatically convert to Class 529-A shares, in the month of the 5-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to Class A shares or your Class 529-C shares to Class 529-A shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the

25     The Bond Fund of America / Prospectus

imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2, F-3, 529-F-2 and 529-F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2, F-3, 529-F-2 or 529-F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, upon approval by an officer of the fund’s investment adviser, Class F-3 shares (but not Class 529-F-3 shares) are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions, corporations and financial intermediaries. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by Capital Research and Management Company. You may open this type of account and purchase Class 529 shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by Capital Research and Management Company. Class 529-A, 529-C, 529-T and 529-F shares are structured similarly to the corresponding Class A, C, T and F shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R-3 and Class R-5E shares are

The Bond Fund of America / Prospectus     26

available through the American Funds SIMPLE IRA Plus Program and other similar programs. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies and collective investment trusts approved by the fund’s investment adviser or distributor. Except as otherwise provided in this prospectus, Class R shares are generally not available for purchase to retail nonretirement accounts; traditional and Roth individual retirement accounts (IRAs); Coverdell Education Savings Accounts; SEPs, SARSEPs and SIMPLE IRAs held in brokerage accounts; and 529 college savings plans. Class R-6 shares are available to employer-sponsored SEPs, SARSEPs and SIMPLE IRAs held in fee-based programs that are serviced through retirement plan recordkeepers.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases at the net asset value breakpoint in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in American Funds Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in American Funds Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. Minimums are currently waived for purchases of Class F-2 and F-3 shares held under fee-based programs. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through

27     The Bond Fund of America / Prospectus

exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E, 529-T and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

If you have significant Capital Group Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at net asset value. See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Except for Class T shares or as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other Capital Group Funds without a sales charge. Class A, C, T or F shares of any American Fund (other than American Funds U.S. Government Money Market Fund, as described below) may be exchanged for the corresponding 529 share class without a sales charge. Exchanges from Class A, C, T or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial professional before making such an exchange.

Except as indicated above, Class T shares are not eligible for exchange privileges. Accordingly, an exchange of your Class T shares for Class T shares of any other American Funds will normally be subject to any applicable sales charges.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of other Capital Group Funds will be subject to the appropriate sales charge applicable to the other fund, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

The Bond Fund of America / Prospectus     28

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $250,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company

· Redemptions by telephone or fax are limited to $250,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

Self service using the Internet (capitalgroup.com) or Interactive Voice Response (IVR)

· Redemptions by IVR or the Internet (capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to

29     The Bond Fund of America / Prospectus

reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions from a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders, taking into account relevant market conditions and limitations. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and Capital Client Group, Inc. reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or Capital

The Bond Fund of America / Prospectus     30

Client Group, Inc. has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchases and redemptions in community foundation accounts;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions;

· transactions by certain intermediaries in accordance with established hedging programs approved by the fund’s investment adviser;

· fund share redemptions by certain counterparties approved by the fund’s investment adviser to facilitate non pro-rata redemptions in-kind; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the

31     The Bond Fund of America / Prospectus

intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, Capital Client Group, Inc. and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in American Funds.

The Bond Fund of America / Prospectus     32

Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company. In the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital.

Capital gains, if any, are usually distributed in December and June. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost basis is zero, returns of capital distributions are treated as capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

33     The Bond Fund of America / Prospectus

Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares (or, if you are investing through a financial intermediary who offers only Class T and 529-T shares, your investment will be made in Class T or Class 529-T shares, as applicable).

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A or Class T or 529-T shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you want or need the flexibility to effect exchanges among Capital Group Funds without the imposition of a sales charge (for example, while Class A shares offer such exchange privileges, Class T shares do not);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F shares are available, as applicable, (i) to fee-based programs of investment dealers that have special agreements with the fund’s distributor, (ii) to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F shares to self-directed investment brokerage accounts that may charge a transaction fee, (iii) to certain registered investment advisors and (iv) to other intermediaries approved by the fund’s distributor;

— Class F-3 shares (but not Class 529-F-3 shares) are also available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions, corporations and financial intermediaries. For accounts

The Bond Fund of America / Prospectus     34

held and serviced by the fund’s transfer agent the minimum investment amount is $1 million; and

— Class R shares are available (i) to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, (ii) to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans, (iii) to certain institutional investors (including, but not limited to, certain charitable organizations), (iv) to certain registered investment companies approved by the fund’s investment adviser or distributor and (v) to other institutional-type accounts.

Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

35     The Bond Fund of America / Prospectus

Sales charges

Class A and 529-A shares The initial sales charge you pay each time you buy Class A or 529-A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 or more and certain other investments described below	none	none	see below

Class 529-A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A or 529-A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $500,000 or more will be subject to a 0.75% contingent deferred sales charge if the shares are sold within 18 months of purchase. Investments in Class 529-A shares of $1 million or more will be subject to a 1.00% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

The Bond Fund of America / Prospectus     36

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;

· rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus;

· investments made by accounts held at American Funds Service Company that are no longer associated with a financial professional may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial professional. SIMPLE IRAs and 403(b) custodial accounts that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy; and

· Investments made by accounts held through banks and bank trust companies that charge a fee for custodial services and do not have a financial professional assigned to the account.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica® account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

If requested, American Funds Class A shares will be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with Capital Client Group, Inc. (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(2) the supervised persons of currently registered investment advisory firms (“RIAs”) and assistants directly employed by such RIAs, retired supervised persons of RIAs with respect to accounts established while a supervised person (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents

37     The Bond Fund of America / Prospectus

of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

(7) full-time employees of banks that have sales agreements with Capital Client Group, Inc. who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class C shares Class C shares are sold without any initial sales charge. Capital Client Group, Inc. pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

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Class T shares The initial sales charge you pay each time you buy Class T shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested
Less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00	2.04
$500,000 but less than $1 million	1.50	1.52
$1 million or more	1.00	1.01

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your financial professional for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

39     The Bond Fund of America / Prospectus

Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial professional or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your financial professional or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your financial professional or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in eligible shares of Capital Group Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information. Certain financial intermediaries that distribute shares of American Funds may impose different sales charge waivers than those described in this prospectus. Such variations in sales charge waivers are described in an appendix to this prospectus titled “Sales charge waivers.” Note that such sales charge waivers and discounts offered through a particular intermediary, as set forth in the appendix to this prospectus, are implemented and administered solely by that intermediary. Please contact the applicable intermediary to ensure that you understand the steps you must take in order to qualify for any available waivers or discounts.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of our website at capitalgroup.com, from the statement of additional information or from your financial professional.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law, your children under the age of 21 or disabled adult dependents covered by ABLE accounts) may combine all of your Capital Group Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their Capital Group Funds investments to reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments in Capital Group Funds made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by Capital Client Group, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

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· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by Capital Client Group, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all eligible classes of shares in Capital Group Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or

41     The Bond Fund of America / Prospectus

cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all eligible share classes of Capital Group Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your Capital Group Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all eligible Capital Group Funds share classes

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(excluding American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans are restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

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Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Reducing your Class T initial sales charge Consistent with the policies described in this prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other Capital Group Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other Capital Group Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares will be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

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· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

· shares redeemed at the discretion of American Funds Service Company for accounts that do not meet the fund’s minimum investment requirements, as described in this prospectus; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually:

— required minimum distributions taken from retirement accounts in accordance with IRS regulations; and

— redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The contingent deferred sales charge on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information. For example, contingent deferred sales charge waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica

45     The Bond Fund of America / Prospectus

does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Commonwealth Savers PlanSM (formerly, Virginia529) as an option for additional investment within CollegeAmerica.

To have your Class A or C contingent deferred sales charge waived, you must inform your financial professional or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Other sales charge waivers Purchases of Class A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms, shares purchased through a waived RMD reinvestment are available at net asset value. For accounts held with the fund’s transfer agent, waived RMD reinvestments in Class A shares are not subject to sales charges.

Purchases of Class 529-A shares through (i) a rollover from another 529 plan or (ii) a recontribution of a refunded qualified education expense are not subject to sales charges.

If you have any questions, ask your financial professional whether Class A or 529-A shares purchased through these policies are available without a sales charge. Recontributions or waived RMD investments distributed from Class 529-C or Class C shares will be reinvested in the same share class from which the distribution was made. In addition, any contingent deferred sales charge paid on Class 529-A/Class A and Class 529-C/Class C share distributions under these policies will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C and 529-C shares and the sales charge on Class A and 529-A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

Rollovers from CollegeAmerica to Roth IRAs Proceeds of a CollegeAmerica plan account may be rolled over in a direct trustee-to-trustee transfer to the plan beneficiary’s Capital Bank and Trust Roth IRA and invested in Class A shares without a sales charge, provided that such rollover is intended to satisfy the requirements of the Internal

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Revenue Code. If you hold CollegeAmerica or Roth IRA accounts through a financial intermediary its policies may differ.

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to IRAs with Capital Bank and Trust Company as custodian if the assets were invested in any fund managed by the investment adviser or its affiliates at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian;

· rollovers to IRAs with Capital Bank and Trust Company as custodian from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs; and

· rollovers to IRAs with Capital Bank and Trust Company as custodian if at the time of distribution the assets were invested in any fund or account with a name that includes American Funds, Capital Group, or the name of a fund managed by the investment adviser or its affiliates and such fund or account was established pursuant to an agreement with the investment adviser or its affiliates.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by Capital Client Group, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

47     The Bond Fund of America / Prospectus

Purchases by certain 403(b) plans A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

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Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class T, F-1, 529-A, 529-T, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A or T shares.

49     The Bond Fund of America / Prospectus

Other compensation to dealers Capital Client Group, Inc., at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of Capital Client Group, Inc., to no more than the top 60 dealers (or their affiliates) with which it has a substantive distribution relationship involving the sale of American Funds. The amount will typically be determined using a formula applied consistently to dealers based on their assets under management. The level of payments made to a qualifying firm under the formula will not exceed .035% of eligible American Funds assets attributable to that dealer. Eligible assets are all American Funds assets other than Class R shares, Class F-3 shares, Class F shares held in IRAs and shares held in certain retirement accounts. Dealers may direct Capital Client Group, Inc. to exclude additional assets. In addition to the asset-based payment, Capital Client Group, Inc. provides $5 million to certain firms based on their engagement with Capital Client Group, Inc. and the level of American Funds assets under management at each such firm to recognize the commitment each of those firms has made to collaborating with Capital Client Group, Inc. on achieving advisor training and education objectives. In the prior calendar year, Capital Client Group, Inc. paid this amount to the following firms:

Edward Jones	Morgan Stanley Wealth Management
LPL Financial LLC	Raymond James Group
Merrill Lynch, Pierce, Fenner & Smith	Wells Fargo Advisors

Capital Client Group, Inc. compensates the firms to support various efforts, including, among other things, to:

· help defray the costs incurred by qualifying dealers in connection with efforts to educate financial professionals about American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs;

· help defray the costs associated with the dealer firms’ provision of account related services and activities and support the dealer firms’ distribution activities;

· support meetings, conferences or other training and educational events hosted by the firm, and obtain relevant data regarding financial professional activities to facilitate Capital Client Group, Inc.’s training and education activities; and

· make the American Funds available through firm distribution platforms and related sales infrastructure.

Capital Client Group, Inc. will, on an annual basis, determine the advisability of continuing these payments. Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and generally requiring the firms to (1) perform the due diligence necessary to include American Funds on their platform, (2) not provide financial professionals, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (3) provide opportunities for their clients to obtain individualized advice, (4) provide Capital Client Group, Inc. broad access to their financial professionals and product platforms and work together on mutual business objectives, and (5) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between American Funds and the firm’s clients who own shares of American Funds.

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Separately, Capital Client Group, Inc. makes payments to certain financial intermediaries and other firms for services including:

· making the American Funds available through firm distribution platforms including self-directed platforms for the public as well as clearing, custody and recordkeeping services for other intermediaries and related sales infrastructure;

· account maintenance and support, statement preparation, transaction processing and operational improvements; and

· training, education and marketing opportunities, support for transaction fees, technology costs and data (including fees to obtain information on financial professionals to better tailor training, education and marketing opportunities).

A list of firms anticipated to receive additional compensation (as described above) in an amount exceeding $100,000 based on prior payments is included in the statement of additional information.

Capital Client Group, Inc. pays certain recordkeepers for product services, platform consideration, participation at recordkeeper-sponsored events and co-branding and other marketing services. A list of recordkeepers anticipated to receive additional compensation (as described above) in an amount exceeding $100,000 based on prior payments is included in the statement of additional information.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to compensation received.

51     The Bond Fund of America / Prospectus

Fund expenses Note that, unless otherwise stated, references to Class A, C, T and F shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C, T, F, R and 529 shares (which could be increased as noted above) for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal and transfer agent (and, if applicable, subtransfer agent/recordkeeping) payments and various other expenses applicable to all share classes.

The Bond Fund of America / Prospectus     52

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 and Class 529-F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares (and the corresponding Class 529 shares) are subject to subtransfer agency fees of up to .12% of fund assets.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

Fee to Commonwealth Savers Plan For Class 529 shares, an expense of up to a maximum of .09% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

53     The Bond Fund of America / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (or, if shorter, the period of operations). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers and/or reimbursements from Capital Research and Management Company. For more information about these waivers and/or reimbursements, see the fund’s statement of additional information and Form N-CSR. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
12/31/2025	$11.14	$.48	$.30	$.78	$(.47)	$—	$(.47)	$11.45	7.14%	$27,201.60%				.59%		4.27%
12/31/2024	11.49	.49	(.36)	.13	(.48)	—	(.48)	11.14	1.14	26,046.62				.60		4.31
12/31/2023	11.38	.42	.10	.52	(.41)	—	(.41)	11.49	4.70	25,199.62				.62		3.72
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31)	(.02)	(.33)	11.38	(12.68)	24,087.58				.58		2.54
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.95)	30,201.55				.55		1.36
Class C:
12/31/2025	11.14	.40	.30	.70	(.39)	—	(.39)	11.45	6.35	374		1.35		1.34		3.52
12/31/2024	11.49	.40	(.36)	.04	(.39)	—	(.39)	11.14	.40	397		1.36		1.35		3.57
12/31/2023	11.38	.34	.10	.44	(.33)	—	(.33)	11.49	3.93	430		1.36		1.36		2.96
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	487		1.33		1.33		1.78
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.68)	717		1.29		1.29		.60
Class T:
12/31/2025	11.14	.51	.30	.81	(.50)	—	(.50)	11.45	7.44 [5]	—	[6]	.32	[5]	.31	[5]	4.55	[5]
12/31/2024	11.49	.52	(.36)	.16	(.51)	—	(.51)	11.14	1.41 [5]	—	[6]	.34	[5]	.33	[5]	4.57	[5]
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.03 [5]	—	[6]	.29	[5]	.29	[5]	4.04	[5]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.47)[5]	—	[6]	.33	[5]	.33	[5]	2.78	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.74)[5]	—	[6]	.33	[5]	.33	[5]	1.55	[5]

The Bond Fund of America / Prospectus 54

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class F-1:
12/31/2025	$11.14	$.48	$.30	$.78	$(.47)	$—	$(.47)	$11.45	7.09%	$704.65%		.64%	4.22%
12/31/2024	11.49	.48	(.36)	.12	(.47)	—	(.47)	11.14	1.09	697.66		.65	4.26
12/31/2023	11.38	.42	.10	.52	(.41)	—	(.41)	11.49	4.67	716.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	796.61		.61	2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,011.59		.59	1.30
Class F-2:
12/31/2025	11.14	.51	.30	.81	(.50)	—	(.50)	11.45	7.40	33,813.36		.35	4.51
12/31/2024	11.49	.52	(.36)	.16	(.51)	—	(.51)	11.14	1.40	30,787.35		.34	4.57
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	4.98	25,329.35		.35	4.02
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.46)	19,982.33		.33	2.81
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.71)	20,613.31		.31	1.60
Class F-3:
12/31/2025	11.14	.52	.30	.82	(.51)	—	(.51)	11.45	7.52	12,196.24		.23	4.62
12/31/2024	11.49	.53	(.36)	.17	(.52)	—	(.52)	11.14	1.51	10,701.25		.24	4.68
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.09	9,375.24		.24	4.12
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	7,866.22		.22	2.92
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	7,934.20		.20	1.72
Class 529-A:
12/31/2025	11.14	.48	.30	.78	(.47)	—	(.47)	11.45	7.11	1,277.63		.62	4.23
12/31/2024	11.49	.48	(.36)	.12	(.47)	—	(.47)	11.14	1.10	1,220.65		.64	4.27
12/31/2023	11.38	.42	.10	.52	(.41)	—	(.41)	11.49	4.66	1,181.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	1,156.62		.62	2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,473.59		.59	1.31

55 The Bond Fund of America / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2025	$11.14	$.39	$.30	$.69	$(.38)	$—	$(.38)	$11.45	6.30%	$35		1.40%		1.38%		3.48%
12/31/2024	11.49	.40	(.36)	.04	(.39)	—	(.39)	11.14	.35	37		1.40		1.39		3.52
12/31/2023	11.38	.33	.10	.43	(.32)	—	(.32)	11.49	3.87	40		1.42		1.42		2.90
12/31/2022	13.39	.21	(1.99)	(1.78)	(.21)	(.02)	(.23)	11.38	(13.38)	45		1.38		1.38		1.72
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.73)	70		1.34		1.34		.56
Class 529-E:
12/31/2025	11.14	.46	.30	.76	(.45)	—	(.45)	11.45	6.90	30.84				.82		4.04
12/31/2024	11.49	.46	(.36)	.10	(.45)	—	(.45)	11.14	.91	30.84				.83		4.08
12/31/2023	11.38	.39	.10	.49	(.38)	—	(.38)	11.49	4.46	33.84				.84		3.49
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28)	(.02)	(.30)	11.38	(12.88)	34.81				.81		2.30
12/31/2021	13.79	.15	(.31)	(.16)	(.16)	(.08)	(.24)	13.39	(1.19)	46.79				.79		1.11
Class 529-T:
12/31/2025	11.14	.50	.30	.80	(.49)	—	(.49)	11.45	7.35 [5]	—	[6]	.40	[5]	.39	[5]	4.45	[5]
12/31/2024	11.49	.51	(.36)	.15	(.50)	—	(.50)	11.14	1.33 [5]	—	[6]	.42	[5]	.41	[5]	4.49	[5]
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	4.95 [5]	—	[6]	.36	[5]	.36	[5]	3.97	[5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.51)[5]	—	[6]	.38	[5]	.38	[5]	2.74	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.78)[5]	—	[6]	.37	[5]	.37	[5]	1.52	[5]
Class 529-F-1:
12/31/2025	11.14	.50	.30	.80	(.49)	—	(.49)	11.45	7.29 [5]	—	[6]	.44	[5]	.43	[5]	4.41	[5]
12/31/2024	11.49	.50	(.36)	.14	(.49)	—	(.49)	11.14	1.29 [5]	—	[6]	.45	[5]	.44	[5]	4.46	[5]
12/31/2023	11.38	.44	.10	.54	(.43)	—	(.43)	11.49	4.87 [5]	—	[6]	.44	[5]	.44	[5]	3.89	[5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.53)[5]	—	[6]	.40	[5]	.40	[5]	2.71	[5]
12/31/2021	13.79	.20	(.31)	(.11)	(.21)	(.08)	(.29)	13.39	(.82)[5]	—	[6]	.41	[5]	.41	[5]	1.48	[5]

The Bond Fund of America / Prospectus 56

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-F-2:
12/31/2025	$11.14	$.51	$.30	$.81	$(.50)	$—	$(.50)	$11.45	7.41%	$244.35%			.34%	4.52%
12/31/2024	11.49	.52	(.36)	.16	(.51)	—	(.51)	11.14	1.40	199.35			.34	4.57
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	5.00	168.33			.32	4.03
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.45)	147.32			.32	2.81
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.73)	177.33			.33	1.58
Class 529-F-3:
12/31/2025	11.14	.52	.30	.82	(.51)	—	(.51)	11.45	7.45	—	[6]	.30	.29	4.55
12/31/2024	11.49	.52	(.36)	.16	(.51)	—	(.51)	11.14	1.45	—	[6]	.29	.28	4.62
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.03	—	[6]	.29	.28	4.05
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.42)	—	[6]	.27	.27	2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.69)	—	[6]	.27	.27	1.62
Class R-1:
12/31/2025	11.14	.40	.30	.70	(.39)	—	(.39)	11.45	6.36	44		1.34	1.33	3.54
12/31/2024	11.49	.41	(.36)	.05	(.40)	—	(.40)	11.14	.41	51		1.34	1.33	3.59
12/31/2023	11.38	.34	.10	.44	(.33)	—	(.33)	11.49	3.96	50		1.33	1.33	3.05
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.31)	37		1.31	1.31	1.83
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	42		1.29	1.29	.62
Class R-2:
12/31/2025	11.14	.40	.30	.70	(.39)	—	(.39)	11.45	6.36	292		1.34	1.33	3.54
12/31/2024	11.49	.41	(.36)	.05	(.40)	—	(.40)	11.14	.42	300		1.33	1.32	3.59
12/31/2023	11.38	.34	.10	.44	(.33)	—	(.33)	11.49	3.95	313		1.33	1.33	3.00
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	319		1.33	1.33	1.79
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	409		1.30	1.30	.60

57 The Bond Fund of America / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2E:
12/31/2025	$11.14	$.43	$.30	$.73	$(.42)	$—	$(.42)	$11.45	6.68%	$39	1.04%	1.03%	3.83%
12/31/2024	11.49	.44	(.36)	.08	(.43)	—	(.43)	11.14	.70	37	1.05	1.04	3.88
12/31/2023	11.38	.37	.10	.47	(.36)	—	(.36)	11.49	4.26	36	1.04	1.04	3.31
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25)	(.02)	(.27)	11.38	(13.07)	34	1.03	1.03	2.09
12/31/2021	13.79	.12	(.31)	(.19)	(.13)	(.08)	(.21)	13.39	(1.40)	44	1.00	1.00	.90
Class R-3:
12/31/2025	11.14	.45	.30	.75	(.44)	—	(.44)	11.45	6.83	524.89		.88	3.98
12/31/2024	11.49	.46	(.36)	.10	(.45)	—	(.45)	11.14	.86	508.89		.88	4.03
12/31/2023	11.38	.39	.10	.49	(.38)	—	(.38)	11.49	4.42	523.89		.89	3.45
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27)	(.02)	(.29)	11.38	(12.93)	518.87		.87	2.25
12/31/2021	13.79	.14	(.31)	(.17)	(.15)	(.08)	(.23)	13.39	(1.25)	673.85		.85	1.05
Class R-4:
12/31/2025	11.14	.48	.30	.78	(.47)	—	(.47)	11.45	7.16	558.59		.58	4.28
12/31/2024	11.49	.49	(.36)	.13	(.48)	—	(.48)	11.14	1.16	509.59		.58	4.33
12/31/2023	11.38	.42	.10	.52	(.41)	—	(.41)	11.49	4.73	510.58		.58	3.76
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31)	(.02)	(.33)	11.38	(12.67)	476.57		.57	2.55
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.94)	588.54		.54	1.35
Class R-5E:
12/31/2025	11.14	.51	.30	.81	(.50)	—	(.50)	11.45	7.37	225.39		.38	4.48
12/31/2024	11.49	.51	(.36)	.15	(.50)	—	(.50)	11.14	1.36	206.39		.38	4.53
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	4.94	183.39		.39	3.98
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.50)	150.37		.37	2.77
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.75)	160.34		.34	1.60

The Bond Fund of America / Prospectus 58

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-5:
12/31/2025	$11.14	$.52	$.30	$.82	$(.51)	$—	$(.51)	$11.45	7.47%	$297.30%		.29%	4.58%
12/31/2024	11.49	.52	(.36)	.16	(.51)	—	(.51)	11.14	1.46	315.30		.29	4.63
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.04	303.29		.29	4.06
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.40)	283.27		.27	2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.65)	373.25		.25	1.69
Class R-6:
12/31/2025	11.14	.52	.30	.82	(.51)	—	(.51)	11.45	7.52	21,024.24		.23	4.63
12/31/2024	11.49	.53	(.36)	.17	(.52)	—	(.52)	11.14	1.51	18,709.25		.24	4.68
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.09	16,255.24		.24	4.11
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	14,744.22		.22	2.93
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	15,035.20		.20	1.71

59 The Bond Fund of America / Prospectus

	Year ended December 31,
Portfolio turnover rate for all share classes[7]	2025[8]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	90%	69%	91%	74%	74%
Including mortgage dollar roll transactions	228%	370%	466%	412%	368%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact of certain waivers and/or reimbursements from Capital Research and Management Company and/or American Funds Service Company, if any.

4 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

5 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

6 Amount less than $1 million.

7 Rates do not include the fund’s portfolio activity with respect to any Central Funds.

8 Rates exclude in-kind transactions, if any.

The Bond Fund of America / Prospectus 60

Appendix

Sales charge waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account. Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares. You should review any policy differences before changing intermediaries.

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

· Transaction size breakpoints, as described in this prospectus or the SAI

· Rights of accumulation (ROA), as described in this prospectus or the SAI

· Letter of intent, as described in this prospectus or the SAI

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

· Shares purchased by employer-sponsored retirement plans established prior to April 1, 2004 and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs

· Shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)

· Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus

61     The Bond Fund of America / Prospectus

elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges

· Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

· Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529 shares made for recontribution of refunded amounts

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

· Redemptions due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI

· Redemptions made in connection with a return of excess contributions from an IRA account

· Shares purchased through a Right of Reinstatement (as defined above)

· Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. Davidson & Co. (“D.A. Davidson”)

Front-end sales charge waivers on Class A shares available at D.A. Davidson (effective January 1, 2020)

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

The Bond Fund of America / Prospectus     62

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures

· D.A. Davidson has the authority to allow the purchase of Class A shares at net asset value for (1) rollovers to IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs, (2) rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian, or (3) IRA purchases so long as the proceeds are from the sale of shares from an American Funds Recordkeeper Direct retirement plan, PlanPremier retirement plan or 403(b) plan with Capital Bank and Trust Company as custodian and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of American Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

63     The Bond Fund of America / Prospectus

Breakpoints

· Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus

Rights of Accumulation (“ROA”)

· The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of American Funds and CollegeAmerica 529 Plan held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

· ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV)

Letter of Intent (“LOI”)

· Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met

· If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

· Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures

· Shares purchased in an Edward Jones fee-based program

The Bond Fund of America / Prospectus     64

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front-end load and one of the following (“Right of Reinstatement“):

— The redemption and repurchase occur in the same account

— The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

· Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions

· Purchases of Class 529-A shares made for recontribution of refunded amounts

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

· The death or disability of the shareholder

· Systematic withdrawals with up to 10% per year of the account value

· Return of excess contributions from an Individual Retirement Account (IRA)

· Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

· Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

· Shares exchanged in an Edward Jones fee-based program

· Shares acquired through NAV reinstatement

· Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

· Initial purchase minimum: $250

65     The Bond Fund of America / Prospectus

· Subsequent purchase minimum: none

Minimum Balances

· Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

— A fee-based account held on an Edward Jones platform

— A 529 account held on an Edward Jones platform

— An account with an active systematic investment plan or LOI

Exchanging Share Classes

· At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund, or Class R-4 shares for retirement plans, so long as the shareholder is eligible to purchase the Class A or R-4 shares pursuant to the prospectus.

Class A Sales Charge Waivers Available Through Farmers Financial Solutions

Farmers Financial Solutions has the authority to either (1) rollover shares from an employer sponsored retirement plan to Class A shares in an Individual Retirement Account (IRA) at net asset value or (2) allow the purchase of Class A shares at net asset value, so long as the proceeds are from the sale of shares from an employer sponsored retirement plan and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA.

Janney Montgomery Scott LLC (“Janney”)

If you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

· Shares acquired through a right of reinstatement

· Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures

CDSC waivers on Class A and C shares available at Janney

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

· Shares purchased in connection with a return of excess contributions from an IRA Account

The Bond Fund of America / Prospectus     66

· Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus

· Shares sold to pay Janney fees but only if the transaction is initiated by Janney

· Shares acquired through a right of reinstatement

· Shares exchanged into the same share class of a different fund unless otherwise provided in the Prospectus

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

· Breakpoints as described in the fund’s Prospectus

· Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

*Also referred to as an “initial sales charge.”

JP Morgan Securities LLC

Investors purchasing through JP Morgan Securities LLC may invest in Class 529-A shares at net asset value.

If you purchase or hold fund shares through an applicable JP Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or statement of additional information.

Front-end sales charge waivers on Class A shares available at JP Morgan Securities LLC

· Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to JP Morgan Securities LLC’s policies relating to sales load discounts and waivers

· Shares purchased through rights of reinstatement

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of JP Morgan Securities LLC or its affiliates and their spouse or financial dependent

Class C to Class A share conversion

· A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with JP Morgan Securities LLC’s policies and procedures

67     The Bond Fund of America / Prospectus

JP Morgan Securities LLC Class R-4 share employer-sponsored retirement plan eligibility

· Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or 501(c)(3) accounts

CDSC waivers on Class A and Class C shares available at JP Morgan Securities LLC

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares purchased in connection with a return of excess contributions from an IRA account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

Front-end load discounts available at JP Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

· Breakpoints as described in the prospectus

· Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at JP Morgan Securities LLC. Eligible fund family assets not held at JP Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets

· Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through JP Morgan Securities LLC, over a 13-month period of time (if applicable)

Merrill Lynch, Pierce, Fenner & Smith (“Merrill Lynch”)

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill Lynch platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill Lynch at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill Lynch representative may ask for reasonable documentation of such facts and Merrill Lynch may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts, and share class exchanges is available in the Merrill Lynch Sales Load Waiver and Discounts Supplement (the “Merrill Lynch SLWD Supplement”) and in the Mutual Fund Investing at Merrill Lynch pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

The Bond Fund of America / Prospectus     68

Front-end load waivers available at Merrill Lynch

· Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. Except as provided below, Class A shares are not currently available to new plans described in this waiver. Plans that invested in Class A shares of any of the funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans

· Shares purchased through a Merrill Lynch investment advisory program. Class A shares are not currently available in the programs described in this waiver

· Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill Lynch investment advisory program to a Merrill Lynch brokerage account

· Shares purchased through the Merrill Lynch Edge Self-Directed platform. Class A shares are not currently available in the programs described in this waiver

· Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

· Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill Lynch SLWD Supplement

· Shares purchased by eligible employees of Merrill Lynch or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Lynch Household (as defined in the Merrill Lynch SLWD Supplement)

· Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

· Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) waivers on front-end, back-end, and level load shares available at Merrill Lynch

· Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

· Shares sold pursuant to a systematic withdrawal program subject to Merrill Lynch’s maximum systematic withdrawal limits as described in the Merrill Lynch SLWD Supplement

· Shares sold due to return of excess contributions from an IRA account

69     The Bond Fund of America / Prospectus

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

· Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end load discounts available at Merrill Lynch: breakpoints, rights of accumulation & letters of intent

· Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill Lynch permits to be assessed to a front-end load purchase, as described in the Merrill Lynch SLWD Supplement

· Rights of Accumulation (ROA), as described in the Merrill Lynch SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Lynch Household

On or about May 1, 2026, assets not held at Merrill Lynch will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill Lynch SLWD Supplement.

· Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill Lynch, in accounts within your Merrill Lynch Household, as further described in the Merrill Lynch SLWD Supplement

On or about May 1, 2026, Merrill Lynch will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill Lynch SLWD Supplement.

CollegeAmerica accounts

If clients establish or hold their CollegeAmerica 529 Plan (Plan) accounts on the Merrill Lynch omnibus platform, the features and policies related to share class sales charges (including contingent deferred sales charges (CDSC), if any), share class sales charge waivers or discounts, letters of intent (LOI) and reinstatement privileges, and Class 529-C share conversion period will be different than referenced in this document and will be governed by the Merrill Lynch 529 Account Unit Class Disclosure and Terms and Conditions (T&Cs) provided to clients by Merrill Lynch prior to establishing their Plan account.

Except as described in this Merrill Lynch specific section of this document and the T&Cs, Merrill Lynch does not offer any initial sales charge discounts, CDSC waivers, LOI or reinstatement privileges in the 529 plans offered on the Merrill Lynch omnibus platform (the “529 Discounts, Waivers and Privileges”). To receive the 529 Discounts, Waivers, and Privileges not offered by Merrill Lynch, clients will have to invest in the Plan directly or through another intermediary.

Before investing in the Plan through Merrill Lynch, clients should consider the potential benefits and importance to them of such 529 Discounts, Waivers, and Privileges.

For additional information on the Discounts, Waivers, and Privileges and Merrill Lynch’s policies, clients are encouraged to contact their financial advisor or refer to the T&C.

If clients establish or hold their Plan accounts on the Merrill Lynch omnibus platform, then the share class (described as unit class in the T&Cs) their account will purchase will

The Bond Fund of America / Prospectus     70

generally be based on their eligible assets or meeting other eligibility criteria as set forth in the T&Cs. The Plan offered by Merrill Lynch on its omnibus platform will have two share classes – Class 529-A share and Class 529-C share–each with its own fee and expense structure. Each account will purchase a specific share class when an initial or subsequent contribution is credited to the account. The share class will be automatically determined at the time of the contribution based on the participant’s eligible assets and/or meeting other eligibility criteria. Clients will not be able to select the share class. Among other things, Class 529-C shares will be automatically converted to Class 529-A shares (not subject to an initial sales charge) after four years from their respective dates of purchase. If the Plan permits Class 529-C shares’ conversion sooner than four years, such earlier conversion date will automatically apply.

For additional information, clients are encouraged to contact their financial advisor or refer to the T&Cs.

Morgan Stanley Wealth Management (“Morgan Stanley”)

Morgan Stanley Class A share front-end sales charge waiver

Morgan Stanley clients purchasing or converting to Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

· Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley’s share class conversion program

· Morgan Stanley, on your behalf, can convert Class F-1 shares to Class A shares without a front-end sales charge if they were initially transferred to the transactional brokerage account or converted from Class C shares

· Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load. This waiver is not available for 529 Plan accounts maintained through Morgan Stanley. Investors wishing to utilize this privilege will need to do so through an account held directly with the Plan or a financial intermediary that supports this feature

· Investors purchasing through a Morgan Stanley self-directed brokerage account and/or E*TRADE from Morgan Stanley may invest in Class A shares without a front-end sales charge

Morgan Stanley clients purchasing or converting to Class 529-A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of a refunded qualified higher education expense

71     The Bond Fund of America / Prospectus

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley clients.

Morgan Stanley Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans.

Northwestern Mutual Investment Services, LLC (“NMIS”)

Rights of accumulation on SIMPLE IRAs held at NMIS

Effective March 31, 2022, for SIMPLE IRA plans where the plan is held on the SIMPLE IRA platform at NMIS through its clearing firm, Pershing LLC, each linked participant account will be aggregated at either the plan level or the individual level for rights of accumulation (ROA), depending on which aggregation method results in a greater breakpoint discount on front-end sales charges for the participant.

Class A and C share purchases in owner-only 401(k) plans held at NMIS

For 401(k) plans held at NMIS through its clearing firm, Pershing LLC, that cover only owners and their spouses and are not subject to ERISA, participants may purchase Class A shares with the applicable front-end sales charge or Class C shares with the applicable contingent deferred sales charge, in accordance with NMIS’s share class policies applicable to such plans.

Oppenheimer & Co., Inc. (“OPCO”)

Effective June 1, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at OPCO

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

· Employees and registered representatives of OPCO or its affiliates and their family members

· Directors or trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC waivers on Class A and C shares available at OPCO

· Death or disability of the shareholder

The Bond Fund of America / Prospectus     72

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

· Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

· Shares acquired through a right of reinstatement

Front-end load discounts available at OPCO: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and each entity’s affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Classes A and 529-A shares available at Raymond James

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

· Purchases of Class 529-A shares through a rollover from another 529 plan

CDSC waivers on Classes A and C shares available at Raymond James

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

73     The Bond Fund of America / Prospectus

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Robert W. Baird & Co. Incorporated (“Baird”)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

· Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

· Shares purchased from the proceeds of redemptions from another fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

· Charitable accounts in a transactional brokerage account at Baird

CDSC waivers on Class A and C shares available at Baird

· Shares sold due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares bought due to returns of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

The Bond Fund of America / Prospectus     74

· Shares sold to pay Baird fees but only if the transaction is initiated by Baird

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

· Breakpoints as described in this prospectus

· Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (“Stifel”) and its broker dealer affiliates

Shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, sales charge (“CDSC”) waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation

· Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the American Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A money market funds not assessed a sales charge. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

Front-end sales charge waivers on Class A shares available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

· Class C shares that have been held for more than seven (7) years may be converted to Class A or other Front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply

· Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel

· Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program

75     The Bond Fund of America / Prospectus

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement

· Shares from rollovers into Stifel custodied IRA from retirement plans

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529-A shares made for reinvestment of refunded amounts

CDSC Waivers on Class A and C Shares

· Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary

· Shares sold as part of a systematic withdrawal plan not to exceed 12% annually

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

· Shares acquired through a right of reinstatement

· Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel

Share Class Conversions in Advisory Accounts

Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information

The Bond Fund of America / Prospectus     76

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

· Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Class 529-A share front-end sales charge waivers information

Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan

Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.

Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.

Wells Fargo Advisors Contingent Deferred Sales Charge information

· Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

· Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan

· Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans

· Gift of shares will not be considered when determining breakpoint discounts

77     The Bond Fund of America / Prospectus

Notes

The Bond Fund of America / Prospectus     78

For shareholder services and 24-hour information	American Funds Service Company (800) 421-4225 capitalgroup.com For Class R share information, visit AmericanFundsRetirement.com
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semi-annual financial statements.

Program description The CollegeAmerica 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI, shareholder reports and other information such as the fund’s financial statements are also available, free of charge, on our website, capitalgroup.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, capitalgroup.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-008-0326P Litho in USA CGD/TM/8005 Investment Company File No. 811-02444

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

The Bond Fund of America®

Part B
Statement of Additional Information

March 1, 2026

This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the “fund”) dated March 1, 2026. You may obtain a prospectus from your financial professional, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

The Bond Fund of America
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial professional, investment dealer, plan recordkeeper or employer for more information.

Class A	ABNDX	Class 529-A	CFAAX	Class R-1	RBFAX
Class C	BFACX	Class 529-C	CFACX	Class R-2	RBFBX
Class T	TBFFX	Class 529-E	CFAEX	Class R-2E	RBEBX
Class F-1	BFAFX	Class 529-T	TFBFX	Class R-3	RBFCX
Class F-2	ABNFX	Class 529-F-1	CFAFX	Class R-4	RBFEX
Class F-3	BFFAX	Class 529-F-2	FFBOX	Class R-5E	RBFHX
		Class 529-F-3	FBOFX	Class R-5	RBFFX
				Class R-6	RBFGX

Table of Contents

Item	Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	3
Fund policies	34
Management of the fund	36
Execution of portfolio transactions	65
Disclosure of portfolio holdings	69
Price of shares	71
Taxes and distributions	74
Purchase and exchange of shares	78
Sales charges	83
Sales charge reductions and waivers	86
Selling shares	90
Redemptions in-Kind	91
Shareholder account services and privileges	92
General information	95
Appendix	107

Investment portfolio
Financial statements

The Bond Fund of America — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including cash equivalents and certain preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swaps.

· The fund will invest at least 60% of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, and in U.S. government securities, money market instruments, cash or cash equivalents.

· The fund may invest up to 40% of its assets in debt securities rated below A3 and below A- by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund may invest up to 5% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The Bond Fund of America — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, trading and tariff arrangements, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions have resulted in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of

The Bond Fund of America — Page 3

debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly emerging markets, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a

The Bond Fund of America — Page 4

rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the appendix to this statement of additional information for more information about credit ratings.

Inflation-linked bonds — The fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S. Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently

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available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar

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to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An

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automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the U.S. Department of Veterans Affairs (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank of the United States (“Exim Bank”), the U.S. International Development Finance Corporation (“DFC”), the Commodity Credit Corporation (“CCC”) and the U.S. Small Business Administration (“SBA”).

Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, among other things, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter). However, from time to time, a high national debt level, and uncertainty regarding negotiations to increase the U.S. government’s debt ceiling and periodic legislation to fund the government, could increase the risk that the U.S. government may default on its obligations and/or lead to a downgrade of the credit rating of the U.S. government. Such an event could adversely affect the value of investments in securities backed by the full faith and credit of the U.S. government, cause the fund to suffer losses and lead to significant disruptions in U.S. and global markets. Regulatory or market changes or conditions could increase demand for U.S. government securities and affect the availability of such instruments for investment and the fund's ability to pursue its investment strategies.

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied

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to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Securities issued by sovereign, quasi-sovereign and supranational entities — Investments in debt securities issued by sovereign, quasi-sovereign and supranational entities are subject to certain additional risks aside from those associated with investments in debt instruments generally or securities issued by the U.S. government or federal agency securities.

A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund or the World Bank, the political considerations to which the government may be subject, dependencies on expected payments from other foreign governments or multinational agencies, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, and/or the relative size of the debt service burden compared to the country's economy as a whole. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. Additionally, unlike corporate debt restructurings generally, the fees and expenses of the financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign or quasi-sovereign debt securities instead of the sovereign or quasi-sovereign entity itself. In the event of a default on sovereign or quasi-sovereign debt, the fund may also have limited legal recourse against the defaulting government entity. Sovereign and quasi-sovereign entities may assert sovereign immunity in legal proceedings relating to the failure to pay obligations when due. There may be international treaties with such entities that limit the fund’s legal recourse against such entities. Additionally, remedies may need to be pursued in the courts located in the country of the defaulting sovereign or quasi-sovereign entity itself, which may limit the fund’s ability to obtain recourse.

A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade. The World Bank, the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank and the European Coal and Steel Community are some examples of supranational entities. Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions

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are not made, the entity may be unable to pay interest or repay principal on its debt securities. Additionally, the securities of a supranational entity may be denominated in a foreign currency, in which case, the obligations of the entity bear the risks of foreign currency investments.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying

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mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as

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the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund‘s shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls, sanctions, or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and

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dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the fund with actual equity ownership in the operating company, these investment structures may limit the fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

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Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.” For example, the investment adviser currently expects that most countries not designated as developed markets by MSCI Inc. (“MSCI”) will be treated as emerging markets for equity securities, and that most countries designated as emerging markets by J.P. Morgan or, if not available, Bloomberg will be treated as emerging markets for debt securities.

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation, governmental restrictions that limit or otherwise delay the fund's ability to convert or repatriate currencies and currency devaluations.

Government regulation — Certain emerging markets lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging markets. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among emerging markets, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have

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limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in emerging markets are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through which the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in emerging markets frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Limited market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain emerging markets. As a result, there is greater risk that financial records and information relating to an issuer’s operations in emerging markets will be incomplete or misleading, which may negatively impact the fund’s investments in such company. When faced with limited market information, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among emerging markets and, in some cases, is comparatively high. In addition, emerging markets typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Remedies — Emerging markets may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the fund and its shareholders. In addition, as a matter of law or practicality, the fund and its shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Investing through Bond Connect — The fund may invest in onshore China bonds via Bond Connect, the opening up of China’s Interbank Bond Market (CIBM) to global investors through the China-Hong Kong mutual access program. The program allows foreign and mainland China investors the ability to trade in each other’s bond market through a connection between the mainland and Hong Kong based financial infrastructure institutions. Bond Connect aims to enhance the efficiency and flexibility of investing in the CIBM. This is accomplished by easing the access requirements to enter the market and

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using the Hong Kong trading infrastructure to connect to China Foreign Exchange Trading System (CFETS). Market volatility and potential lack of liquidity due to low trading volume of certain debt securities in CIBM may result in prices of certain debt securities traded on such market fluctuating significantly. The bid and offer spreads of the prices of such securities may be large, and the fund may therefore incur significant trading, settlement and realization costs and may face counterparty default, liquidity, and volatility risks, resulting in significant losses for the funds and their investors. Bond Connect is a novel concept and, as such, the current regulations are untested and there is no certainty as to how they will be applied. In addition, the current regulations are subject to change which may have potential retrospective effects and there can be no assurance that Bond Connect will not be abolished. New regulations may be issued from time to time by the regulators in the PRC and Hong Kong in connection with operations, legal enforcement and cross-border trades under Bond Connect. The fund may be adversely affected as a result of such changes.

Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts and may purchase and sell options on currencies to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

The fund may also purchase or write put and call options on foreign currencies on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options, to the extent not exercised, will expire and the fund, as the purchaser, would experience a loss to the extent of the premium paid for the option. Instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the fund could write a put option on the relevant currency, which, if exchange rates move in the manner projected, will expire unexercised and allow the fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, writing a currency option will provide a hedge only up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates. OTC options are bilateral contracts that are individually negotiated and they are generally less liquid than exchange-traded options. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded options, credit risk is mutualized through the involvement of the applicable clearing house. Currency options traded on exchanges may be subject to position limits, which may limit the ability of the fund to reduce currency risk using such options. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, substantial price and rate movements may take place in the currency markets that cannot be reflected in the U.S. options markets. See also “Options” for a general description of investment techniques and risks relating to options.

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Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards and currency options.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. Forward currency contracts are considered derivatives. Accordingly, under the SEC’s rule applicable to the fund’s use of derivatives, a fund’s obligations with respect to these instruments will depend on the fund’s aggregate usage of and exposure to derivatives, and the fund’s usage of forward currency contracts is subject to written policies and procedures reasonably designed to manage the fund’s derivatives risk.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code of 1986 as amended (the "Code") and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Indirect exposure to cryptocurrencies – Cryptocurrencies are digital assets which may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although the fund has no current intention of directly investing in cryptocurrencies, some issuers accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets and/or invest in cryptocurrencies, and the fund may have exposure to cryptocurrencies through investments in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

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Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Cryptocurrencies may trade on platforms which are largely unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The values of cryptocurrencies have been, and may in the future continue to be, highly volatile and subject to sudden and significant increases and declines. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. The value of securities of issuers with significant holdings of cryptocurrencies may be subject to, among other things, fluctuations in the value of such cryptocurrencies, and such issuers may experience custody issues and/or lose their cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development, use, and exchange of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when the fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to

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repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, the fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With to be announced (“TBA”) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

When the fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent the fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, the fund would not participate in future gains or losses with respect to the security if the fund holds such security. If the other party to a transaction fails to pay for the securities, the fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

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The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos and centrally cleared or “sponsored” repos, a third-party custodian, either a clearing bank in the case of tri-party repos or a central clearing counterparty in the case of centrally cleared repos, facilitates repo clearing and settlement, including by providing collateral management services. In bilateral repos, the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are

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adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly

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from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Unfunded commitment agreements — The fund may enter into unfunded commitment agreements to make certain investments, including unsettled bank loan purchase transactions. Under the SEC’s rule applicable to the fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The fund will only enter into such unfunded commitment agreements if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Inverse floating rate notes — The fund may invest in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

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Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Derivatives — In pursuing its investment objective(s), the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts and currency options, as described under “Currency transactions,” the fund may take positions in futures contracts and options on futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (“OTC”) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and

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legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could suffer losses.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative, including swaps and OTC options) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule requires that a fund that uses derivatives in more than a limited manner, which is currently the case for the fund, adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on leverage based on value at risk, or “VaR”. VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon (i.e., 20 trading days) and at a specified confidence level (i.e., 99%). VaR will not provide, and is not intended to provide, an estimate of an instrument’s or portfolio’s maximum potential loss amount. For example, a VaR of 5% with a specified confidence level of 99% would mean that a VaR model estimates that 99% of the time a fund would not be expected to lose more than 5% of its total assets over the given time period. However, 1% of the time, the fund would be expected to lose more than 5% of its total assets, and in such a scenario the VaR model does not provide an estimate of the extent of this potential loss. The derivatives rule may not be effective in limiting the fund’s risk of loss, as measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the fund’s derivatives or other investments. A fund is generally required to satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 200% of the VaR of a designated reference portfolio that does not utilize derivatives each business day. If a fund does not have an appropriate designated reference portfolio in light of the fund’s investments, investment objectives and strategy, a fund must satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 20% of the value of the fund’s net assets each business day.

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Options — The fund may invest in option contracts, including options on futures and options on currencies, as described in more detail under “Futures and Options on Futures” and “Currency Transactions,” respectively. An option contract is a contract that gives the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price, which is also referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the option premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the strike price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying currency or instrument falls substantially. However, if the price of the underlying currency or instrument does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying currency or instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying currency or instrument remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. This is because an option’s value decreases with time as the currency or instrument approaches its expiration date. If the price of the underlying currency or instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying

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currency or instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the strike price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Several risks are associated with transactions in options on currencies, securities and other instruments (referred to as the “underlying instruments”). For example, there may be significant differences between the underlying instruments and options markets that could result in an imperfect correlation between these markets, which could cause a given transaction not to achieve its objectives. When a put or call option on a particular underlying instrument is purchased to hedge against price movements in a related underlying instrument, for example, the price to close out the put or call option may move more or less than the price of the related underlying instrument.

Options prices can diverge from the prices of their underlying instruments for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the markets for the underlying instruments, from structural differences in how options and underlying instruments are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the underlying instruments it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the underlying instruments, although this may not be successful. If price changes in the fund’s options positions are less correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to hold a position until delivery or expiration regardless of changes in its value.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument could construct a combined position with risk and return characteristics similar to selling a futures contract (but with leverage embedded). Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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Futures and options on futures — The fund may enter into futures contracts and options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. Futures contracts and options on futures contracts are standardized, exchange-traded contracts, and, when such contracts are bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (“FCM”), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. A fund is also required to deposit and maintain margin with an FCM with respect to put and call options on futures contracts written by the fund. Such margin deposits will vary depending on the nature of the underlying futures contract (and related initial margin requirements), the current market value of the option, and other futures positions held by the fund. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and options on futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable Commodity Futures Trading Commission (“CFTC”) rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable CFTC rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

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Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund may purchase and write call and put options on futures. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract, and the writer is assigned the opposite short position. The opposite is true in the case of a put option. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option. See also “Options” above for a general description of investment techniques and risks relating to options.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures or futures options contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures and futures options contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign

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currency, a futures or futures options contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — The fund may enter into swaps, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

Swaps can be traded on a swap execution facility (“SEF”) and cleared through a central clearinghouse (cleared), traded OTC and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and standardized credit default swap indices are traded on SEFs and cleared. Other forms of swaps, such as total return swaps and certain types of interest rate swaps and credit default swap indices are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swaps, the fund will enter into swaps only with counterparties that meet certain credit standards and have agreed to specific collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Swaps can take different forms. The fund may enter into the following types of swaps:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (“SOFR”), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap is generally equal to the net amount to be paid or received under the swap based on the relative value of the position held by each party.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

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Total return swaps — The fund may enter into total return swaps in order to gain exposure to a market or security without owning or taking physical custody of such security or investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract during the specified term in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The asset underlying the contract may be a single security, a basket of securities or a securities index. Like other swaps, the use of total return swaps involves certain risks, including potential losses if a counterparty defaults on its payment obligations to the fund or the underlying assets do not perform as anticipated. There is no guarantee that entering into a total return swap will deliver returns in excess of the interest costs involved and, accordingly, the fund’s performance may be lower than would have been achieved by investing directly in the underlying assets.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). Additionally, in order to assume exposure to the commercial mortgage-backed security sector or to hedge against existing credit and market risks within such sector, the fund may invest in mortgage-backed security credit default swap indices, including the CMBX index (collectively referred to as “CMBXIs”).

A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. A CMBXI is a tradeable index referencing a basket of commercial mortgage-backed securities. In a typical CDSI or CMBXI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (“CDS”) representing the relevant constituent.

The fund may enter into a CDSI or CMBXI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap.

The use of CDSI or CMBXI, like all other swaps, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to

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occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI or CMBXI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

Additionally, when the fund invests in a CDSI or CMBXI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI or CMBXI is based, the investment could result in losses to the fund.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Inflation/Deflation risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation

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decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — The fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2025 and 2024 were 228% and 370%, respectively. The fund’s portfolio turnover rates excluding mortgage dollar roll transactions for the fiscal years ended December 31, 2025 and 2024 were 90% and 69%, respectively. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls. Variations in turnover rates are due to changes in trading activity during the period. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund‘s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objective(s) and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or U.S. government sponsored enterprises or repurchase agreements with respect thereto. For purposes of this policy, with respect to a private activity municipal bond the principal and interest payments of which are derived primarily from the assets and revenues of a non-governmental entity, the fund will look to such non-governmental entity to determine the industry to which the investment should be allocated.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Gina F. Adams, 1958 Trustee (2026)	Executive Vice President, General Counsel and Secretary, FedEx Corporation (transportation/logistics company)	53	Entergy Corporation	· Board service for educational, arts and other nonprofit organizations · LLM, JD
Francisco G. Cigarroa, MD, 1957 Trustee (2021)	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	114	None	· Corporate board experience · Service on boards of community and nonprofit organizations · MD
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	114	None

· Senior management experience, educational institution

· Corporate board experience

· Professor, electrical and computer engineering

· Service on advisory boards and councils for educational, nonprofit and governmental organizations

· MS, PhD, electrical engineering

Jennifer C. Feikin, 1968 Trustee (2022)	Independent corporate board member; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company	114	Hertz Global Holdings, Inc.	· Senior corporate management experience · Corporate board experience · Business consulting experience · Service on advisory and trustee boards for charitable and nonprofit organizations · JD

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Leslie Stone Heisz, 1961 Trustee (2022)	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	114	Edwards Lifesciences; Ingram Micro Holding Corporation (information technology products and services) Former director of Public Storage, Inc. (until 2024)

· Senior corporate management experience, investment banking

· Business consulting experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· MBA

Merit E. Janow, 1958 Trustee (2010)	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	56	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated Former director of Trimble Inc. (software, hardware and services technology) (until 2021)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Martin E. Koehler, 1957 Trustee (2026)	Independent management consultant	53	None	· Senior management experience · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · MBA · MS, industrial engineering

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Benjamin R. Miller, 1967 Trustee (2026)	Co-Founder, Agio Ratings Ltd. (fintech advisory); former Director and adviser, Dalpha Capital and Dalpha Capital (UK) Ltd. (digital assets manager) (2020-2022)	37	None	· Senior corporate management experience, investment management · Investment management experience · Experience as corporate lawyer · JD
Josette Sheeran, 1954 Trustee (2026)	Founder and CEO, Firefly Global Group (geopolitical and business consulting); former President, Canoo, Inc.; former President and CEO, Asia Society	53	None

· Service as chief executive officer

· Senior management experience

· Government service

· Service on advisory councils and commissions for international and governmental organizations

· Service on advisory and trustee boards for charitable and nonprofit organizations

· Service as trustee for public and private entities

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 1957 Trustee (2010)	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036	114	None

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Alexandra Trower, 1964 Trustee (2019)	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	114	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding
Paul S. Williams, 1959 Chair of the Board (Independent and Non-Executive) (2020)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm) (2005-2018)	114

Public Storage, Inc.

Former director of Romeo Power, Inc. (manufacturer of batteries for electric vehicles) (until 2022); Compass Minerals, Inc. (producer of salt and specialty fertilizers) (until 2023); Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation) (until 2025)

· Senior corporate management experience

· Corporate board experience

· Corporate governance experience

· Service on trustee boards for charitable and educational nonprofit organizations

· Securities law expertise

· JD

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Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund‘s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Pramod Atluri, 1976 President and Trustee (2016)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company	37	None
Courtney K. Wolf, 1982 Trustee (2026)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*	37	None

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Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Kristine M. Nishiyama, 1970 Principal Executive Officer (2003)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company*
Michael W. Stockton, 1967 Executive Vice President (2021)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary (2006-2014; 2023)	Assistant Vice President – Legal and Compliance Group, Capital Research and Management Company
Becky L. Park, 1979 Treasurer (2021)	Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2014)	Associate – Legal and Compliance Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2011)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5 All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2025:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds overseen by trustee in same family of investment companies as the fund
Independent trustees
Gina F. Adams	None	Over $100,000	N/A	Over $100,000
Francisco G. Cigarroa	None	None	Over $100,000	Over $100,000
Nariman Farvardin	None	Over $100,000	Over $100,000	Over $100,000
Jennifer C. Feikin	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Leslie Stone Heisz	None	Over $100,000	N/A	N/A
Merit E. Janow	$50,001 – $100,000	Over $100,000	N/A	Over $100,000
Martin E. Koehler	None	Over $100,000	N/A	Over $100,000
Benjamin R. Miller	None	None	N/A	N/A
Josette Sheeran	None	Over $100,000	N/A	Over $100,000
Margaret Spellings	Over $100,000	Over $100,000	N/A	Over $100,000
Alexandra Trower	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Paul S. Williams	$10,001 – $50,000	Over $100,000	N/A	Over $100,000

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund
Interested trustees
Pramod Atluri	Over $100,000	Over $100,000
Courtney K. Wolf	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and/or 401(k) plan, as applicable.

2 N/A indicates that the listed individual, as of December 31, 2025, was not a trustee of the fund (or, as applicable, other funds in the same family of investment companies as the fund), did not allocate deferred compensation to the fund, or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The fund and the other funds served by each independent trustee each pay a portion of these fees.

No pension or retirement benefits are accrued as part of fund expenses. Generally, independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2025:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Gina F. Adams (elected January 1, 2026)	None	$346,000
Francisco G. Cigarroa[2]	$19,910	362,000
Nariman Farvardin[2]	12,650	552,000
Jennifer C. Feikin[2]	19,910	474,500
Leslie Stone Heisz	19,910	474,500
Mary Davis Holt (retired December 31, 2025)	15,290	432,000
Merit E. Janow[2]	12,833	580,000
Martin E. Koehler (elected January 1, 2026)	None	340,000
Benjamin R. Miller (elected January 1, 2026)	None	None
Josette Sheeran (elected January 1, 2026)	None	406,000
Margaret Spellings[2]	14,850	542,000
Alexandra Trower[2]	20,460	372,000
Paul S. Williams[2]	20,460	372,000

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2025 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2025 fiscal year for participating trustees is as follows: Francisco G. Cigarroa ($62,051), Nariman Farvardin ($224,911), Jennifer C. Feikin ($81,500), Merit E. Janow ($21,326), Margaret Spellings ($147,195), Alexandra Trower ($118,252) and Paul S. Williams ($40,661). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

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Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973, and reorganized as a Delaware statutory trust on March 1, 2011. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Commonwealth Savers PlanSM (formerly, Virginia529) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving

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board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund‘s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund‘s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund‘s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Gina F. Adams, Francisco G. Cigarroa, Leslie Stone Heisz, Martin E. Koehler, Benjamin R. Miller, Josette Sheeran and Paul S. Williams. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2025 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2025 fiscal year.

The fund has a nominating and governance committee comprised of Nariman Farvardin, Jennifer C. Feikin, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder

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suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2025 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund and other funds advised by the investment adviser or its affiliates. The Principles are reasonably designed to ensure that proxies are voted solely in accordance with the financial interest of the clients of the investment adviser or its affiliates and the shareholders of the funds advised or managed by the investment adviser or its affiliates. The complete text of the Principles is available at capitalgroup.com. Final voting authority is held by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The boards of funds advised by Capital Research and Management Company and its affiliates have established a Joint Proxy Committee (“JPC”) composed of independent board members who serve as representatives from each applicable fund board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, long-term value creation and the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies. Proxies for companies outside the United States are also voted where there is sufficient time and information available, taking into account distinct market practices, regulations and laws, and types of proposals presented in each country. Where there is insufficient proxy and meeting agenda information available, the investment adviser will generally vote against such proposals in the interest of encouraging improved disclosure for investors. The investment adviser may not exercise its voting authority if voting would impose costs on clients, including opportunity costs. For example, certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and accounts it manages on a pro rata basis based on assets. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy solicitation period. The investment adviser may choose, due to liquidity issues, not to expose the funds and accounts it manages to such restrictions and may not vote some (or all) shares. Finally, the investment adviser may determine not to recall securities on loan to exercise its voting rights when it determines that the cost of doing so would exceed the benefits to clients or that the vote would not have a material impact on the investment. Proxies with respect to securities on loan through client-directed lending programs are not available to vote and therefore are not voted.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

Investment analysts are generally responsible for making voting recommendations for their investment division on significant votes that relate to companies in their coverage areas. Analysts also have the opportunity to review initial recommendations made by the investment adviser’s stewardship and

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engagement team. Depending on the vote recommendation, a second opinion may be made by a proxy coordinator (an investment professional with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of the Principles and familiarity with proxy-related issues. Each of the investment adviser’s equity investment divisions has its own proxy voting committee, which is made up of investment professionals within each division. Each division’s proxy voting committee retains final authority for voting decisions made by such division. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the applicable governance committees that provide oversight of the application of the Principles.

From time to time, the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by, (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

The investment adviser has developed procedures to identify and address instances when a vote could appear to be influenced by such a relationship. Each equity investment division of the investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest. These steps may include engaging an independent third party to review the proxy and using the Principles to provide an independent voting recommendation to the investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

The Bond Fund of America — Page 49

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record (whether in the current board seat or in previous executive or director roles) with respect to shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports a breadth of experience and perspectives among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) generally are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Equity incentive plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Shareholder proposals on environmental and social issues — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s business model specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry best practices. With respect to environmental matters, this includes disclosures aligned with industry standards and reporting on sustainability issues that are material to investment analysis. With respect to social matters, the investment adviser encourages companies to disclose the composition of the workforce in a regionally appropriate manner. The investment adviser supports relevant reporting and disclosure that is consistent with broadly applicable standards.

The Bond Fund of America — Page 50

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on February 1, 2026. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D Jones & Co	Record	Class A	54.21%
For the Benefit of Customers		Class F-3	38.49%
St Louis, MO		Class 529-A	27.03%
		Class 529-C	29.01%

Pershing, LLC	Record	Class A	5.88%
Jersey City, NJ		Class C	11.45%
		Class F-1	5.19%
		Class F-2	16.33%
		Class F-3	8.17%
		Class 529-F-2	5.05%

Wells Fargo Clearing Services, LLC	Record	Class C	10.50%
Special custody account for the exclusive benefit of customers		Class F-2	16.62%
St. Louis, MO		Class 529-C	6.73%

LPL Financial	Record	Class C	10.15%
Omnibus customer account		Class F-1	5.04%
San Diego, CA		Class F-2	23.40%

Morgan Stanley Smith Barney, LLC	Record	Class C	9.06%
For the benefit of its customers		Class F-2	8.27%
Omnibus account		Class 529-A	7.45%
New York, N.Y.		Class 529-C	13.39%

Raymond James	Record	Class C	7.75%
Omnibus For Mutual Funds		Class F-2	5.33%
St. Petersburg, FL		Class 529-C	7.44%
		Class 529-F-2	6.03%

National Financial Services, LLC	Record	Class C	5.24%
For the exclusive benefit of our customers		Class F-1	10.90%
Omnibus account		Class F-2	15.72%
Jersey City, NJ		Class F-3	13.31%

Voya Institutional Trust Company	Record	Class F-1	24.96%
Windsor, CT	Beneficial

Charles Schwab & Co., Inc.	Record	Class F-1	19.22%
Special custody account for exclusive benefit of customers
Account 1
San Francisco, CA

Charles Schwab & Co., Inc.	Record	Class F-3	29.56%
Special custody account for exclusive benefit of customers
Account 2
San Francisco, CA

The Bond Fund of America — Page 51

Name and address	Ownership	Ownership percentage
Capital Research & Management Company	Record	Class 529-F-1	100.00%
Corporate Account		Class 529-F-3	87.54%
Irvine, CA

Charles Schwab & Co., Inc.	Record	Class 529-F-3	12.46%
Special custody account for exclusive benefit of customers
Account 3
San Francisco, CA

Matrix Trust Company as agent for	Record	Class R-1	45.82%
Advisor Trust, Inc.		Class R-3	6.27%
Aspire-Investlink
Denver, CO

Talcott Resolution Life Ins Co	Record	Class R-1	8.83%
Separate Account DC 401k	Beneficial
Hartford, CT

Empower Trust Company LLC	Record	Class R-2	12.22%
FBO Planpremier Retirement Plans Omnibus	Beneficial	Class R-2E	81.93%
Greenwood Village, CO		Class R-3	17.09%
		Class R-4	18.83%
		Class R-5E	50.22%
		Class R-5	7.82%

State Street Bank and Trust as Trustee and/or Custodian FBO	Record	Class R-2E	14.01%
ADP Access Product 401k Plan	Beneficial
Boston, MA

MLPF&S	Record	Class R-4	16.48%
For the sole benefit of its Customers
Jacksonville, FL

Voya Retirement Insurance and Annuity Company	Record	Class R-4	5.18%
Hartford CT	Beneficial

Lincoln Retirement Services Co	Record	Class R-5E	10.00%
FBO Wycliffe Bible Translator 403B	Beneficial
Fort Wayne, IN

Wellsfargo Bank NA Trustee	Record	Class R-5	53.97%
FBO New Jersey Transit Plans	Beneficial
C/O Empower
Greenwood Village, CO

VRSCO	Record	Class R-5	6.86%
FBO VTC Custodian Trustee FBO Retirement Plans	Beneficial
Houston, TX

American Funds 2030 Target Date	Record	Class R-6	17.52%
Retirement Fund
Norfolk, VA

The Bond Fund of America — Page 52

Name and address	Ownership	Ownership percentage
American Funds 2025 Target Date	Record	Class R-6	11.86%
Retirement Fund
Norfolk, VA

American Funds Income Portfolio	Record	Class R-6	6.25%
Norfolk. VA

American Funds 2020 Target Date	Record	Class R-6	5.62%
Retirement Fund
Norfolk, VA

American Funds 2035 Target Date	Record	Class R-6	5.15%
Retirement Fund
Norfolk, VA

American Funds Growth & Income Portfolio	Record	Class R-6	5.05%
Norfolk, VA

Because Class T and Class 529-T shares are not currently offered to the public, Capital Research and Management Company, the fund’s investment adviser, owns 100% of the fund‘s outstanding Class T and Class 529-T shares.

As of February 1, 2026, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

The Bond Fund of America — Page 53

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as Bloomberg U.S. Aggregate Index and a peer group average consisting of funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the investment objective(s) of the fund and/or the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other registered investment companies or accounts advised by Capital Research and Management Company or its affiliates.

The Bond Fund of America — Page 54

The following table reflects information as of December 31, 2025:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Pramod Atluri	Over $1,000,000	5	$424.1	3	$11.74	None
David A. Hoag	Over $1,000,000	10	$515.6	4	$79.33	None
Fergus N. MacDonald	$500,001 - $1,000,000	9	$200.0	6	$10.17	None
Chitrang Purani	$100,001 - $500,000	7	$291.4	3	$11.74	None
John R. Queen	$500,001 - $1,000,000	25	$578.1	4	$13.33	168	$0.32

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until April 30, 2026, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The Bond Fund of America — Page 56

Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.253%	$ 0	$15,000,000,000
0.212	15,000,000,000	17,000,000,000
0.197	17,000,000,000	27,500,000,000
0.187	27,500,000,000	44,500,000,000
0.180	44,500,000,000	72,000,000,000
0.175	72,000,000,000

Management fees are paid monthly and accrued daily.

For the fiscal years ended December 31, 2025, 2024 and 2023, the investment adviser earned from the fund management fees of $193,149,000, $178,375,000 and $150,802,000, respectively. The investment adviser voluntarily waived a portion of its management fees derived from the fund’s gross investment income during the fiscal years ended December 31, 2025, 2024 and 2023. Accordingly, after giving effect to the voluntary fee waivers described above, the fund paid the investment adviser management fees of $183,220,000 (a reduction of $9,929,000), $169,510,000 (a reduction of $8,865,000) and $150,444,000 (a reduction of $358,000) for the fiscal years ended December 31, 2025, 2024 and 2023, respectively.

The Bond Fund of America — Page 57

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, T, F, R and 529 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, T, F, R and 529 shares. The Administrative Agreement will continue in effect until April 30, 2026, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to each of the share classes (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2025 fiscal year, administrative services fees were:

Administrative services fee
Class A	$7,962,000
Class C	115,000
Class T	—*
Class F-1	208,000
Class F-2	9,573,000
Class F-3	3,405,000
Class 529-A	374,000
Class 529-C	11,000
Class 529-E	9,000
Class 529-T	—*
Class 529-F-1	—*
Class 529-F-2	66,000
Class 529-F-3	—*
Class R-1	16,000
Class R-2	88,000
Class R-2E	11,000
Class R-3	156,000
Class R-4	157,000
Class R-5E	65,000
Class R-5	95,000
Class R-6	5,984,000

*Amount less than $1,000.

The Bond Fund of America — Page 58

Principal Underwriter and plans of distribution — Capital Client Group, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 12811 North Meridian Street, Carmel, IN 46032; 399 Park Avenue, 34th Floor, New York, NY 10022; and 444 W. Lake Street, Suite 4600, Chicago, IL 60606.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and financial professionals upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial professionals, in connection with investments in Class T, F-1, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2025	$2,988,000	$11,178,000
	2024	4,169,000	15,683,000
	2023	4,243,000	15,655,000
Class C	2025	132,000	567,000
	2024	—	897,000
	2023	—	615,000
Class 529-A	2025	184,000	711,000
	2024	222,000	841,000
	2023	221,000	834,000
Class 529-C	2025	15,000	90,000
	2024	2,000	102,000
	2023	—	97,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

The Bond Fund of America — Page 60

Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable. As of the fund’s most recent fiscal year, unreimbursed expenses that remained subject to reimbursement under the Plan for Class A shares totaled $11,362,000 or less than 1% of Class A net assets.

Class T and 529-T — For Class T and 529-T shares, the fund may annually expend up to .50% under the applicable Plan; however, the fund’s board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to Class T and 529-T shares for paying service-related expenses.

Other share classes — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

The Bond Fund of America — Page 61

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

During the 2025 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$66,348,000	$5,362,000
Class C	3,812,000	375,000
Class T	—	—
Class F-1	1,718,000	190,000
Class 529-A	2,924,000	256,000
Class 529-C	354,000	31,000
Class 529-E	145,000	15,000
Class 529-T	—	—
Class 529-F-1	—	—
Class R-1	528,000	50,000
Class R-2	2,196,000	567,000
Class R-2E	230,000	20,000
Class R-3	2,593,000	544,000
Class R-4	1,312,000	209,000

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Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial professionals to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial professional. If you need a financial professional, please call Capital Client Group, Inc. at (800) 421-4120 for assistance.

Fee to Commonwealth Savers Plan — Class 529 shares are offered to certain American Funds by Commonwealth Savers Plan through CollegeAmerica and Class ABLE shares are offered to certain American Funds by Commonwealth Savers Plan through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. As compensation for its oversight and administration of the CollegeAmerica and ABLEAmerica savings plans, Commonwealth Savers Plan is entitled to receive a quarterly fee based on the combined net assets invested in Class 529 shares and Class ABLE shares across all American Funds. The quarterly fee is accrued daily and calculated at the annual rate of .09% on the first $20 billion of net assets invested in American Funds Class 529 shares and Class ABLE shares, .05% on net assets between $20 billion and $75 billion and .03% on net assets over $75 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of American Funds Class 529 and Class ABLE shares for the last month of the prior calendar quarter. Commonwealth Savers Plan is currently waiving that portion of its fee attributable to Class ABLE shares. Such waiver is expected to remain in effect until the earlier of (a) the date on which total net assets invested in Class ABLE shares reach $300 million and (b) June 30, 2028.

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Other compensation to dealers — As of March 1, 2026, the firms (or their affiliates) that Capital Client Group, Inc. anticipates will receive additional compensation (as described in the prospectus) are listed below.

Dealers:

Ameriprise

Atria Wealth Solutions

Avantax Investment Services, Inc
Cambridge

Cetera Financial Group

Charles Schwab Network

Commonwealth

Edward Jones
Equitable Advisors

Fidelity

J.P. Morgan Chase Banc One

Janney Montgomery Scott

Kestra

LPL Group

Merrill

MML Investors Services

Morgan Stanley Wealth Management
Northwestern Mutual (NM)

Osaic (Advisor Group)

Raymond James Group

RBC

Robert W. Baird

Stifel Nicolaus & Co

UBS

Wells Fargo Network

Recordkeepers:

Ascensus
Empower (Great West Life & Annuity Insurance Company)
John Hancock
Nationwide
Principal
Transamerica
Voya

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

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registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with which the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal year ended December 31, 2025 amounted to $7,000. No brokerage commissions were paid by the fund on portfolio transactions for the fiscal years ended December 31, 2024 and 2023. Changes in the dollar amount of brokerage commissions paid by the fund over the last three fiscal years resulted from changes in the volume of trading activity.

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The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Bank of America, N.A., Charles Schwab Corporation, Citigroup Inc., Deutsche Bank A.G., Goldman Sachs Group, Inc., J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC and Wells Fargo Securities, LLC. At the end of the fund’s most recently completed fiscal year, the fund held debt securities of Bank of America, N.A. in the amount of $273,032,000, Charles Schwab Corporation in the amount of $20,867,000, Citigroup Inc. in the amount of $326,803,000, Deutsche Bank A.G. in the amount of $178,906,000, Goldman Sachs Group, Inc. in the amount of $329,908,000, J.P. Morgan Securities LLC in the amount of $468,767,000, Morgan Stanley & Co. LLC in the amount of $404,839,000 and Wells Fargo Securities, LLC in the amount of $345,855,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website no earlier than the 10th day after such month for equity securities, and no earlier than the 30th day after such month for fixed income securities. The fund’s list of top 10 portfolio holdings for equity and fixed income securities is permitted to be posted no earlier than the 10th day after the final month of each calendar quarter. For multi-asset funds, the fund’s list of top 10 portfolio holdings for equity and fixed income securities is permitted to be posted each month, no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website. The investment adviser may disclose individual holdings more frequently on the Capital Group website if it determines it is in the best interest of the fund.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting and class action claims processing service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund‘s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships and up to 10 key global consulting firms with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

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Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to individuals and financial intermediaries that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices that appear in newspapers and websites do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share. Net asset value is computed by adding the value of a fund’s investments, cash or other assets, subtracting the fund’s liabilities, and dividing the result by the number of shares that are outstanding. Realized investment income and gain is included in the fund’s net asset value until the ex-dividend date, when the declared dividend amount is treated as a fund liability. The net asset value is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

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All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including interest rate swaps, total return swaps and positions in credit default swap indices, are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Options are valued using market quotations or valuations provided by one or more pricing vendors. Similar to futures, options may also be valued at the official settlement price if listed on an exchange.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that the fund might reasonably expect to receive if such fair

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valued securities were sold in an orderly transaction. Fair valuations may differ materially from valuations that would have been used had greater market activity occurred. The investment adviser’s valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities and transactions, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Certain short-term securities, such as variable rate demand notes or repurchase agreements involving securities fully collateralized by cash or U.S. government securities, are valued at par.

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of the fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders. In the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital. Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost basis is zero, returns of capital distributions are treated as capital gains.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital

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loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain and income distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares prior to a distribution. The price of shares purchased at that time may include the amount of a forthcoming distribution. Those purchasing fund shares at a time when the fund has realized but not yet distributed income or capital gains that is reflected in the price of the shares will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them as a dividend or other fund distribution, as described above.

Certain distributions reported by the fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends through 2025. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

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If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps, options and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by a fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and is thus included in a fund’s

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investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at capitalgroup.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial professional or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial professional — Deliver or mail a check to your financial professional.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Calling American Funds Service Company. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using capitalgroup.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates. Class R-6 shares are also available to corporate investment accounts established by The Capital Group Companies, Inc. and its affiliates.

Class R-5 and R-6 shares may also be made available to Commonwealth Savers Plan for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $250 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — With the exception of Class T shares, for which rights of exchange are not generally available, you may only exchange shares without a sales charge into other American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) within the same share class; however, Class A, C, T or F shares may also generally be exchanged without a sales charge for the corresponding 529 share class. Clients of Capital Group Private Client Services may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates.

Notwithstanding the above, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes.

Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting your financial professional by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other Capital Group Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases

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are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Class C shares of the fund automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares of the fund automatically convert to Class 529-A shares in the month of the 5-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion features of the Class C and Class 529-C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A or Class T shares — If you exchange Class C shares for Class A or Class T shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A or Class T sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. Your financial intermediary can also convert Class F-1 shares to Class A shares without a sales charge if they are held in a brokerage account and they were initially transferred to the account or converted from Class C shares. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class

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A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A or Class T shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A or Class T shares for Class F shares to be held in the program, any Class A or Class T sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account. No contingent deferred sales charge will be assessed as part of the share class conversion.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by Capital Client Group, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

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Other purchases

In addition, American Funds Class A and Class 529-A shares may be offered at net asset value to companies exchanging securities with the fund through a merger, acquisition or exchange offer and to certain individuals meeting the criteria described above who invested in Class A and Class 529-A shares before Class F-2 and Class 529-F-2 shares were made available under this privilege.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Class F-2 and Class 529-F-2 purchases

If requested, American Funds Class F-2 and Class 529-F-2 shares will be sold to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and
(2)	The Capital Group Companies, Inc. and its affiliated companies.

Once an account in Class F-2 or Class 529-F-2 is established under this privilege, additional investments can be made in Class F-2 or Class 529-F-2 for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Investors may not move investments from a Capital Bank & Trust Company SIMPLE IRA Plus to a Capital Bank & Trust Company SIMPLE IRA unless it is part of a plan transfer or to a current employer’s Capital Bank & Trust Company SIMPLE IRA plan.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

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Dealer commissions and compensation — Commissions (up to .75%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $500,000 or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: .75% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase eligible shares of Capital Group Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

The Statement period may be extended in cases where the fund’s distributor determines it is appropriate to do so; for example in periods when there are extenuating circumstances such as a natural disaster that may limit an individual’s ability to meet the investment required under the Statement.

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Aggregation — Qualifying investments for aggregation include purchases of eligible classes of shares of the Capital Group Funds made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by Capital Client Group, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by Capital Client Group, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the

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customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining simultaneous purchases of all eligible classes of shares in Capital Group Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all eligible share classes of Capital Group Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your Capital Group Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals.

You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

The Bond Fund of America — Page 88

If you make a gift of Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your Capital Group Funds and applicable American Legacy accounts.

Reducing your Class T sales charge — As described in the prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

CDSC waivers for Class A and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) will be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC will be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts in accordance with IRS regulations.

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The CDSC on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or

The Bond Fund of America — Page 89

limits the tax-favored status of CollegeAmerica; or elimination of the fund by Commonwealth Savers Plan as an option for additional investment within CollegeAmerica.

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

The Bond Fund of America — Page 90

Redemptions in-Kind

Although payment of redemptions normally will be in cash, the fund’s governing documents permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of directors/trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders may be selected by the investment adviser on a non-pro rata basis in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

The fund(s) may also effect redemptions in-kind in an effort (a) to manage cash positions, (b) to mitigate certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and raising cash for redemptions, or (c) other portfolio management purposes. This practice may benefit a fund and its shareholders by reducing the need for a fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or other reasons. By doing so, a fund may avoid or reduce cash drag, transaction costs, and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the NAV of the fund. With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued in the same manner as they are valued for purposes of computing a fund’s NAV. The custom basket would include only securities that have been disclosed as portfolio holdings in the fund’s most recent public holdings disclosure.

The Bond Fund of America — Page 91

Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except Class T shares and the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

The Bond Fund of America — Page 92

Automatic exchanges — For all share classes other than Class T shares, you may automatically exchange shares of the same class in amounts of $50 or more among any Capital Group Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your financial professional or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American Funds Service Company and capitalgroup.com — You may check your share balance, the price of your shares or your most recent account transaction or redeem or exchange shares by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com. Redemptions and exchanges through American Funds Service Company and capitalgroup.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, please contact American Funds Service Company for assistance. Once you establish this privilege, you, your financial professional or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone or the Internet (including capitalgroup.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may

The Bond Fund of America — Page 93

also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

The Bond Fund of America — Page 94

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based on the number of accounts serviced or a percentage of fund assets, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2025 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$29,325,000
Class C	421,000
Class T	—*
Class F-1	1,110,000
Class F-2	36,375,000
Class F-3	145,000
Class 529-A	1,303,000
Class 529-C	38,000
Class 529-E	14,000
Class 529-T	—*
Class 529-F-1	—*
Class 529-F-2	111,000
Class 529-F-3	—*
Class R-1	51,000
Class R-2	1,008,000
Class R-2E	78,000
Class R-3	771,000
Class R-4	504,000
Class R-5E	329,000
Class R-5	170,000
Class R-6	254,000

*Amount less than $1,000.

The Bond Fund of America — Page 95

Independent registered public accounting firm — Deloitte & Touche LLP ("D&T"), 695 Town Center Drive, Costa Mesa, CA 92626, served as the fund’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. During the fiscal year ended December 31, 2025, Deloitte Tax LLP prepared tax returns for the fund. The financial statements and financial highlights of the fund included in this statement of additional information that are from the fund's Form N-CSR for the most recent fiscal year have been audited by D&T, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

On December 10, 2025, D&T was replaced by PricewaterhouseCoopers LLP (“PwC”), which was appointed as the fund’s independent registered public accounting firm for the fiscal year December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s expenses, key statistics, holdings information and investment results (annual report only). Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgroup.com/prospectus. The fund’s annual financial statements for the fiscal year ended December 31, 2025 were audited by the fund’s then-independent registered public accounting firm, D&T. As noted above, PwC will serve as the fund’s auditor beginning with the fiscal year ending December 31, 2026. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, capitalgroup.com. Shareholders who elect to receive documents electronically will receive such documents in electronic form and will not receive documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the Capital Group organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

The Bond Fund of America — Page 96

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

The Bond Fund of America — Page 97

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — December 31, 2025

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$11.45
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$11.90

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the fund’s Form N-CSR, are included in this statement of additional information.

The Bond Fund of America — Page 98

Fund numbers — Here are the fund numbers for use when making share transactions:

	Fund numbers
Fund	Class A	Class A-2	Class A-3	Class C	Class T	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	N/A	N/A	302	43002	402	602	702
American Balanced Fund®	011	N/A	N/A	311	43011	411	611	711
American Funds® Developing World Growth and Income Fund	30100	N/A	N/A	33100	43100	34100	36100	37100
American Funds® Global Balanced Fund	037	N/A	N/A	337	43037	437	637	737
American Funds® Global Insight Fund	30122	N/A	N/A	33122	43122	34122	36122	37122
American Funds® International Vantage Fund	30123	N/A	N/A	33123	43123	34123	36123	37123
American Mutual Fund®	003	N/A	N/A	303	43003	403	603	703
Capital Income Builder®	012	N/A	N/A	312	43012	412	612	712
Capital World Growth and Income Fund®	033	N/A	N/A	333	43033	433	633	733
EUPAC Fund™	016	N/A	N/A	316	43016	416	616	716
Fundamental Investors®	010	N/A	N/A	310	43010	410	610	710
The Growth Fund of America®	005	N/A	N/A	305	43005	405	605	705
The Income Fund of America®	006	N/A	N/A	306	43006	406	606	706
International Growth and Income Fund	034	N/A	N/A	334	43034	434	634	734
The Investment Company of America®	004	N/A	N/A	304	43004	404	604	704
The New Economy Fund®	014	N/A	N/A	314	43014	414	614	714
New Perspective Fund®	007	N/A	N/A	307	43007	407	607	707
New World Fund®	036	N/A	N/A	336	43036	436	636	736
SMALLCAP World Fund®	035	N/A	N/A	335	43035	435	635	735
Washington Mutual Investors Fund	001	N/A	N/A	301	43001	401	601	701
Fixed income funds
American Funds® Core Plus Bond Fund	30410	N/A	N/A	33410	N/A	34410	36410	37410
American Funds Emerging Markets Bond Fund ®	30114	N/A	N/A	33114	43114	34114	36114	37114
American Funds Corporate Bond Fund ®	032	N/A	N/A	332	43032	432	632	732
American Funds Inflation Linked Bond Fund®	060	N/A	N/A	360	43060	460	660	760
American Funds Mortgage Fund®	042	N/A	N/A	342	43042	442	642	742
American Funds® Multi-Sector Income Fund	30126	N/A	N/A	33126	43126	34126	36126	37126
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	N/A	43039	439	639	739
American Funds® Strategic Bond Fund	30112	N/A	N/A	33112	43112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	N/A	N/A	341	43041	441	641	741
American High-Income Municipal Bond Fund®	040	N/A	N/A	340	43040	440	640	740
American High-Income Trust®	021	N/A	N/A	321	43021	421	621	721
The Bond Fund of America®	008	N/A	N/A	308	43008	408	608	708
Capital Group KKR Core Plus+	30400	39400	61400	N/A	N/A	N/A	36400	37400
Capital Group KKR Multi-Sector+	30401	39401	61401	N/A	N/A	N/A	36401	37401
Capital World Bond Fund®	031	N/A	N/A	331	43031	431	631	731
Intermediate Bond Fund of America®	023	N/A	N/A	323	43023	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	N/A	N/A	343	43043	443	643	743
Short-Term Bond Fund of America®	048	N/A	N/A	348	43048	448	648	748
The Tax-Exempt Bond Fund of America®	019	N/A	N/A	319	43019	419	619	719
The Tax-Exempt Fund of California®	020	N/A	N/A	320	43020	420	620	720
U.S. Government Securities Fund®	022	N/A	N/A	322	43022	422	622	722

The Bond Fund of America — Page 99

	Fund numbers
Fund	Class A	Class A-2	Class A-3	Class C	Class T	Class F-1	Class F-2	Class F-3
Money market fund
American Funds® U.S. Government Money Market Fund	059	N/A	N/A	359	43059	459	659	759

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
Stock and stock/fixed income funds
AMCAP Fund	1002	1302	1502	46002	1402	1602	1702	N/A	N/A
American Balanced Fund	1011	1311	1511	46011	1411	1611	1711	N/A	N/A
American Funds Developing World Growth and Income Fund	10100	13100	15100	46100	14100	16100	17100	N/A	N/A
American Funds Global Balanced Fund	1037	1337	1537	46037	1437	1637	1737	N/A	N/A
American Funds Global Insight Fund	10122	13122	15122	46122	14122	16122	17122	N/A	N/A
American Funds International Vantage Fund	10123	13123	15123	46123	14123	16123	17123	N/A	N/A
American Mutual Fund	1003	1303	1503	46003	1403	1603	1703	N/A	N/A
Capital Income Builder	1012	1312	1512	46012	1412	1612	1712	N/A	N/A
Capital World Growth and Income Fund	1033	1333	1533	46033	1433	1633	1733	N/A	N/A
EUPAC Fund	1016	1316	1516	46016	1416	1616	1716	N/A	N/A
Fundamental Investors	1010	1310	1510	46010	1410	1610	1710	N/A	N/A
The Growth Fund of America	1005	1305	1505	46005	1405	1605	1705	N/A	N/A
The Income Fund of America	1006	1306	1506	46006	1406	1606	1706	N/A	N/A
International Growth and Income Fund	1034	1334	1534	46034	1434	1634	1734	N/A	N/A
The Investment Company of America	1004	1304	1504	46004	1404	1604	1704	N/A	N/A
The New Economy Fund	1014	1314	1514	46014	1414	1614	1714	N/A	N/A
New Perspective Fund	1007	1307	1507	46007	1407	1607	1707	N/A	N/A
New World Fund	1036	1336	1536	46036	1436	1636	1736	N/A	N/A
SMALLCAP World Fund	1035	1335	1535	46035	1435	1635	1735	N/A	N/A
Washington Mutual Investors Fund	1001	1301	1501	46001	1401	1601	1701	N/A	N/A
Fixed income funds
American Funds® Core Plus Bond Fund	10410	13410	15410	N/A	14410	16410	17410	N/A	N/A
American Funds Emerging Markets Bond Fund	10114	13114	15114	46114	14114	16114	17114	N/A	N/A
American Funds Corporate Bond Fund	1032	1332	1532	46032	1432	1632	1732	N/A	N/A
American Funds Inflation Linked Bond Fund	1060	1360	1560	46060	1460	1660	1760	N/A	N/A
American Funds Mortgage Fund	1042	1342	1542	46042	1442	1642	1742	N/A	N/A
American Funds Multi-Sector Income Fund	10126	13126	15126	46126	14126	16126	17126	N/A	N/A
American Funds Strategic Bond Fund	10112	13112	15112	46112	14112	16112	17112	N/A	N/A
American High-Income Trust	1021	1321	1521	46021	1421	1621	1721	N/A	N/A
The Bond Fund of America	1008	1308	1508	46008	1408	1608	1708	N/A	N/A
Capital World Bond Fund	1031	1331	1531	46031	1431	1631	1731	N/A	N/A
Intermediate Bond Fund of America	1023	1323	1523	46023	1423	1623	1723	N/A	N/A
Short-Term Bond Fund of America	1048	1348	1548	46048	1448	1648	1748	N/A	N/A
U.S. Government Securities Fund	1022	1322	1522	46022	1422	1622	1722	N/A	N/A
Money market fund
American Funds U.S. Government Money Market Fund	1059	1359	1559	46059	1459	1659	1759	48059	60059

The Bond Fund of America — Page 100

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Funds Global Insight Fund	21122	22122	41122	23122	24122	27122	25122	26122
American Funds International Vantage Fund	21123	22123	41123	23123	24123	27123	25123	26123
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EUPAC Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds® Core Plus Bond Fund	21410	22410	41410	23410	24410	27410	25410	26410
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Multi-Sector Income Fund	21126	22126	41126	23126	24126	27126	25126	26126
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital Group KKR Core Plus+	N/A	N/A	N/A	N/A	N/A	N/A	N/A	26400
Capital Group KKR Multi-Sector+	N/A	N/A	N/A	N/A	N/A	N/A	N/A	26401
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

The Bond Fund of America — Page 101

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds® 2070 Target Date Retirement Fund	30187	33187	43187	34187	36187	37187
American Funds® 2065 Target Date Retirement Fund	30185	33185	43185	34185	36185	37185
American Funds 2060 Target Date Retirement Fund®	083	383	43083	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	382	43082	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	369	43069	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	368	43068	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	367	43067	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	366	43066	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	365	43065	465	665	765
American Funds® 2025 Target Date Retirement Income Fund	064	364	43064	464	664	764
American Funds® 2020 Target Date Retirement Income Fund	063	363	43063	463	663	763
American Funds® 2015 Target Date Retirement Income Fund	062	362	43062	462	662	762
American Funds® 2010 Target Date Retirement Income Fund	061	361	43061	461	661	761

The Bond Fund of America — Page 102

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2070 Target Date Retirement Fund	21187	22187	41187	23187	24187	27187	25187	26187
American Funds 2065 Target Date Retirement Fund	21185	22185	41185	23185	24185	27185	25185	26185
American Funds 2060 Target Date Retirement Fund	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Income Fund	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Income Fund	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Income Fund	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Income Fund	2161	2261	4161	2361	2461	2761	2561	2661

The Bond Fund of America — Page 103

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3
American Funds College Target Date Series®
American Funds® College 2042 Fund	10144	13144	15144	46144	14144	16144	17144
American Funds® College 2039 Fund	10136	13136	15136	46136	14136	16136	17136
American Funds® College 2036 Fund	10125	13125	15125	46125	14125	16125	17125
American Funds College 2033 Fund®	10103	13103	15103	46103	14103	16103	17103
American Funds College 2030 Fund®	1094	1394	1594	46094	1494	1694	1794
American Funds College 2027 Fund®	1093	1393	1593	46093	1493	1693	1793
American Funds College Enrollment Fund®	1088	1388	1588	46088	1488	1688	1788

The Bond Fund of America — Page 104

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds® Portfolio Series
American Funds® Global Growth Portfolio	055	355	43055	455	655	755
American Funds® Growth Portfolio	053	353	43053	453	653	753
American Funds® Growth and Income Portfolio	051	351	43051	451	651	751
American Funds® Moderate Growth and Income Portfolio	050	350	43050	450	650	750
American Funds® Conservative Growth and Income Portfolio	047	347	43047	447	647	747
American Funds® Tax-Aware Conservative Growth and Income Portfolio	046	346	43046	446	646	746
American Funds® Preservation Portfolio	045	345	43045	445	645	745
American Funds® Tax-Exempt Preservation Portfolio	044	344	43044	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
American Funds Global Growth Portfolio	1055	1355	1555	46055	1455	1655	1755	48055	60055
American Funds Growth Portfolio	1053	1353	1553	46053	1453	1653	1753	48053	60053
American Funds Growth and Income Portfolio	1051	1351	1551	46051	1451	1651	1751	48051	60051
American Funds Moderate Growth and Income Portfolio	1050	1350	1550	46050	1450	1650	1750	48050	60050
American Funds Conservative Growth and Income Portfolio	1047	1347	1547	46047	1447	1647	1747	48047	60047
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1345	1545	46045	1445	1645	1745	48045	60045
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Moderate Growth and Income Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Conservative Growth and Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The Bond Fund of America — Page 105

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds® Retirement Income Portfolio Series
American Funds® Retirement Income Portfolio – Conservative	30109	33109	43109	34109	36109	37109
American Funds® Retirement Income Portfolio – Moderate	30110	33110	43110	34110	36110	37110
American Funds® Retirement Income Portfolio – Enhanced	30111	33111	43111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

The Bond Fund of America — Page 106

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, S&P Global Ratings and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

The Bond Fund of America — Page 107

S&P Global Ratings
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

The Bond Fund of America — Page 108

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

Indicates that a rating has not been assigned or is no longer assigned.

The Bond Fund of America — Page 109

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

The Bond Fund of America — Page 110

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

The Bond Fund of America — Page 111

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

The Bond Fund of America — Page 112

Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 95.37%	Principal amount (000)	Value (000)
Mortgage-backed obligations 29.91%
Federal agency mortgage-backed obligations 25.20%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AL1237 6.50% 2/1/2026 (a)	— (b)	— (b)
Fannie Mae Pool #256449 6.50% 10/1/2026 (a)	2	2
Fannie Mae Pool #MA2973 3.00% 4/1/2027 (a)	1	1
Fannie Mae Pool #256821 6.50% 7/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #256856 6.50% 8/1/2027 (a)	8	8
Fannie Mae Pool #MA3131 3.00% 9/1/2027 (a)	9	9
Fannie Mae Pool #256886 6.50% 9/1/2027 (a)	5	5
Fannie Mae Pool #995401 6.50% 10/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #257145 6.50% 3/1/2028 (a)	3	3
Fannie Mae Pool #251752 6.50% 6/1/2028 (a)	— (b)	— (b)
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #496029 6.50% 1/1/2029 (a)	— (b)	— (b)
Fannie Mae Pool #FS2493 6.00% 9/1/2029 (a)	373	383
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	109	108
Fannie Mae Pool #AL9668 3.00% 10/1/2030 (a)	1	1
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	166	164
Fannie Mae Pool #AL6344 5.00% 2/1/2031 (a)	65	65
Fannie Mae Pool #FM9892 5.00% 9/1/2031 (a)	8	8
Fannie Mae Pool #BJ4856 3.00% 2/1/2033 (a)	205	199
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	2	2
Fannie Mae Pool #MA3518 4.00% 11/1/2033 (a)	7	7
Fannie Mae Pool #BO1359 2.50% 8/1/2034 (a)	954	912
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	11,114	10,629
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	18	19
Fannie Mae Pool #745140 5.00% 11/1/2035 (a)	107	110
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	895	886
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	178	176
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,217	1,203
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	676	668
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	2,677	2,535
Fannie Mae Pool #AS8355 3.00% 11/1/2036 (a)	5,010	4,776
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (a)	601	572
Fannie Mae Pool #MA2866 3.00% 1/1/2037 (a)	5,896	5,621
Fannie Mae Pool #MA2897 3.00% 2/1/2037 (a)	10,456	9,989
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	1	2
Fannie Mae Pool #FS7802 2.50% 3/1/2037 (a)	2,535	2,400
Fannie Mae Pool #FS0783 2.50% 3/1/2037 (a)	763	722
Fannie Mae Pool #MA4568 2.50% 3/1/2037 (a)	339	321
Fannie Mae Pool #914612 7.50% 3/1/2037 (a)	47	48
Fannie Mae Pool #MA4583 2.50% 4/1/2037 (a)	2,257	2,137
Fannie Mae Pool #924069 7.00% 5/1/2037 (a)	10	10
Fannie Mae Pool #CB4285 2.50% 7/1/2037 (a)	1,586	1,501
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	600	568
Fannie Mae Pool #954927 7.00% 7/1/2037 (a)	81	83
Fannie Mae Pool #966170 7.00% 7/1/2037 (a)	60	61
Fannie Mae Pool #954936 7.00% 7/1/2037 (a)	5	5
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	13	14
Fannie Mae Pool #924866 6.015% 10/1/2037 (a)(c)	5	5
Fannie Mae Pool #CB6791 2.50% 7/1/2038 (a)	28	27
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	3	3
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	11	12
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (a)	23	23
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	28	29
Fannie Mae Pool #AC2641 4.50% 10/1/2039 (a)	2,578	2,601
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	20	21
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	47	49
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (a)	5,300	4,719
Fannie Mae Pool #AD8522 4.00% 8/1/2040 (a)	65	64
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	196	202
Fannie Mae Pool #AE1761 4.00% 9/1/2040 (a)	1,255	1,231
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (a)	5,998	5,330

1	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE5471 4.50% 10/1/2040 (a)	USD396	$399
Fannie Mae Pool #AE7567 4.00% 11/1/2040 (a)	1,481	1,450
Fannie Mae Pool #AH0007 4.00% 12/1/2040 (a)	1,293	1,266
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (a)	257	252
Fannie Mae Pool #AH0539 4.00% 12/1/2040 (a)	157	153
Fannie Mae Pool #MA4287 2.00% 3/1/2041 (a)	19,134	16,735
Fannie Mae Pool #AH6099 5.00% 3/1/2041 (a)	887	913
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	27	28
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	27	27
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (a)	40,749	35,583
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	937	964
Fannie Mae Pool #MA4364 2.00% 6/1/2041 (a)	81,068	70,780
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	471	485
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	37	38
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	27,700	24,217
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (a)	19,256	16,854
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (a)	10,582	9,251
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (a)	144,610	126,020
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (a)	18,272	15,981
Fannie Mae Pool #AI5172 4.00% 8/1/2041 (a)	321	313
Fannie Mae Pool #AL0658 4.50% 8/1/2041 (a)	435	439
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (a)	87	85
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	428	440
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	137	134
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (a)	253	248
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	236	243
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	89	92
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (a)	51,009	44,372
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (a)	443	434
Fannie Mae Pool #AJ7471 4.00% 12/1/2041 (a)	362	353
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (a)	279	273
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	42	43
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	17,377	15,105
Fannie Mae Pool #890407 4.00% 2/1/2042 (a)	673	659
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	123	126
Fannie Mae Pool #AK6740 4.00% 3/1/2042 (a)	2,528	2,487
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (a)	1,988	1,945
Fannie Mae Pool #AK4949 4.00% 3/1/2042 (a)	157	154
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	5,033	4,372
Fannie Mae Pool #FS4250 2.50% 8/1/2042 (a)	386	347
Fannie Mae Pool #AX3703 4.00% 9/1/2042 (a)	2,765	2,706
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	411	393
Fannie Mae Pool #MA4908 6.00% 1/1/2043 (a)	36	38
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	192	182
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	54	52
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	78	75
Fannie Mae Pool #AT2683 4.00% 5/1/2043 (a)	1,272	1,242
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	12,232	11,313
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	1,731	1,657
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	575	549
Fannie Mae Pool #AV0786 4.00% 11/1/2043 (a)	2,225	2,176
Fannie Mae Pool #AL8421 3.50% 1/1/2044 (a)	9,854	9,406
Fannie Mae Pool #MA5412 6.50% 6/1/2044 (a)	19	20
Fannie Mae Pool #MA5431 6.50% 7/1/2044 (a)	1,945	2,022
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	239	227
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	91	87
Fannie Mae Pool #AX8595 4.00% 12/1/2044 (a)	62	60
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	525	500
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	1,041	989
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,405	1,335
Fannie Mae Pool #AZ7366 4.00% 11/1/2045 (a)	13,097	12,706
Fannie Mae Pool #AS6348 4.00% 12/1/2045 (a)	2,301	2,232
Fannie Mae Pool #AS6839 4.00% 3/1/2046 (a)	3,143	3,041
Fannie Mae Pool #BC1352 4.00% 3/1/2046 (a)	922	892
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	23	22
Fannie Mae Pool #CB0838 2.50% 6/1/2046 (a)	65	57

The Bond Fund of America	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BC8647 4.50% 6/1/2046 (a)	USD242	$240
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	30	29
Fannie Mae Pool #BD1550 4.50% 7/1/2046 (a)	232	229
Fannie Mae Pool #BD7600 4.50% 9/1/2046 (a)	74	73
Fannie Mae Pool #BD9236 3.50% 10/1/2046 (a)	302	284
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	29,190	28,322
Fannie Mae Pool #MA2809 4.50% 10/1/2046 (a)	441	424
Fannie Mae Pool #MA2821 4.50% 10/1/2046 (a)	294	285
Fannie Mae Pool #BD9248 4.50% 10/1/2046 (a)	213	210
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	410	376
Fannie Mae Pool #MA2833 3.00% 12/1/2046 (a)	29	27
Fannie Mae Pool #BC9077 3.50% 12/1/2046 (a)	13,022	12,309
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	1,447	1,367
Fannie Mae Pool #FS1681 2.00% 3/1/2047 (a)	448	371
Fannie Mae Pool #CB3110 2.50% 3/1/2047 (a)	223	191
Fannie Mae Pool #FS0976 2.50% 3/1/2047 (a)	50	43
Fannie Mae Pool #BD7087 4.00% 3/1/2047 (a)	23,513	22,789
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	501	459
Fannie Mae Pool #BH0876 4.50% 4/1/2047 (a)	1,296	1,277
Fannie Mae Pool #MA3002 4.50% 4/1/2047 (a)	197	189
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	849	802
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	218	207
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	124	118
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	112	106
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	33	31
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	35	34
Fannie Mae Pool #256893 7.00% 8/1/2047 (a)	7	8
Fannie Mae Pool #CA0453 4.00% 9/1/2047 (a)	4,816	4,657
Fannie Mae Pool #BH5696 4.00% 10/1/2047 (a)	28,810	27,915
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	139	131
Fannie Mae Pool #BJ3525 4.50% 11/1/2047 (a)	772	767
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (a)	10,166	9,583
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (a)	2,699	2,617
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	725	702
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	3,672	3,649
Fannie Mae Pool #BJ3558 4.50% 12/1/2047 (a)	781	776
Fannie Mae Pool #BJ3581 4.50% 12/1/2047 (a)	497	493
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,043	979
Fannie Mae Pool #BK0163 4.50% 2/1/2048 (a)	1,262	1,252
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	621	588
Fannie Mae Pool #CA1532 3.50% 4/1/2048 (a)	4,098	3,852
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	410	397
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	578	561
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,222	4,734
Fannie Mae Pool #CA2102 5.00% 7/1/2048 (a)	293	298
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	22,491	21,172
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	175	170
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	180	181
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	58,534	56,717
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	1,042	1,015
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	4,260	4,453
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	367	349
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	6,593	6,245
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	6,448	6,114
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	969	880
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	656	598
Fannie Mae Pool #CA4021 3.50% 8/1/2049 (a)	19,120	17,891
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	1,695	1,604
Fannie Mae Pool #FM2318 3.50% 9/1/2049 (a)	32,773	30,883
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	8,673	8,224
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	4,886	4,623
Fannie Mae Pool #FM1913 4.00% 9/1/2049 (a)	1,187	1,148
Fannie Mae Pool #FM1963 4.00% 11/1/2049 (a)	28,419	27,497
Fannie Mae Pool #CA4802 3.50% 12/1/2049 (a)	17,750	16,644
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	145,449	136,684
Fannie Mae Pool #FM4883 2.50% 3/1/2050 (a)	191	162

3	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA5338 3.00% 3/1/2050 (a)	USD10,143	$9,025
Fannie Mae Pool #CA5506 3.00% 4/1/2050 (a)	33,443	30,287
Fannie Mae Pool #BP1954 3.50% 4/1/2050 (a)	14,309	13,405
Fannie Mae Pool #FS3189 4.00% 4/1/2050 (a)	15,775	15,253
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	34,940	30,197
Fannie Mae Pool #BP5717 2.50% 6/1/2050 (a)	4,966	4,238
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	176	149
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	163	138
Fannie Mae Pool #FM3720 2.50% 7/1/2050 (a)	11,493	9,750
Fannie Mae Pool #BP9537 2.50% 7/1/2050 (a)	799	678
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	72	61
Fannie Mae Pool #BP6439 2.50% 7/1/2050 (a)	18	15
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	33,711	30,642
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	8,593	7,632
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	10,750	9,294
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	5,353	4,539
Fannie Mae Pool #FM3920 2.50% 8/1/2050 (a)	4,171	3,537
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	4,857	4,315
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	1,484	1,204
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	6	5
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	25,463	22,035
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	5,848	5,063
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	5,554	4,711
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (a)	178	151
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	2,095	1,872
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (a)	6,455	5,351
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (a)	5,353	4,546
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	2,048	1,771
Fannie Mae Pool #FP0060 2.50% 10/1/2050 (a)	924	784
Fannie Mae Pool #FM4579 2.50% 10/1/2050 (a)	208	178
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	170	144
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	27	23
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	7,392	6,565
Fannie Mae Pool #BQ7618 2.00% 11/1/2050 (a)	4,660	3,805
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	1,187	962
Fannie Mae Pool #CA7596 2.00% 11/1/2050 (a)	956	776
Fannie Mae Pool #BQ7559 2.00% 11/1/2050 (a)	141	114
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	69,525	59,629
Fannie Mae Pool #CA7603 2.50% 11/1/2050 (a)	45,879	39,358
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	3,706	3,213
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	2,567	2,181
Fannie Mae Pool #BQ6335 2.50% 11/1/2050 (a)	1,234	1,045
Fannie Mae Pool #FM4862 2.50% 11/1/2050 (a)	212	180
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (a)	17,213	13,969
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	7,021	5,737
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	857	705
Fannie Mae Pool #BQ8457 2.00% 12/1/2050 (a)	793	644
Fannie Mae Pool #FM5849 2.00% 12/1/2050 (a)	76	62
Fannie Mae Pool #FM5444 2.00% 12/1/2050 (a)	43	35
Fannie Mae Pool #BQ9058 2.50% 12/1/2050 (a)	30,275	25,710
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (a)	16,178	13,879
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (a)	6,534	5,605
Fannie Mae Pool #CA8136 2.50% 12/1/2050 (a)	3,939	3,369
Fannie Mae Pool #CA8251 2.50% 12/1/2050 (a)	301	257
Fannie Mae Pool #CA8256 2.50% 12/1/2050 (a)	25	21
Fannie Mae Pool #CA8285 3.00% 12/1/2050 (a)	44,233	40,039
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (a)	25,962	23,636
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	5,249	4,663
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	1,952	1,940
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	39,061	31,901
Fannie Mae Pool #CA8450 2.00% 1/1/2051 (a)	3,445	2,796
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	2,331	1,892
Fannie Mae Pool #BR3452 2.00% 1/1/2051 (a)	1,534	1,245
Fannie Mae Pool #CA8687 2.00% 1/1/2051 (a)	273	223
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	196	159
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	76	62

The Bond Fund of America	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (a)	USD900	$762
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	868	736
Fannie Mae Pool #CA8781 2.50% 1/1/2051 (a)	64	55
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	40	34
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	13,963	12,408
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (a)	8,003	6,531
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	4,417	3,576
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	2,693	2,222
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	1,724	1,417
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	545	441
Fannie Mae Pool #FM5848 2.00% 2/1/2051 (a)	82	67
Fannie Mae Pool #FM6037 2.00% 2/1/2051 (a)	23	19
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	32,368	27,883
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (a)	17,647	14,938
Fannie Mae Pool #FS1971 2.50% 2/1/2051 (a)	8,260	7,053
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (a)	4,658	3,954
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (a)	3,473	2,964
Fannie Mae Pool #CA9290 2.50% 2/1/2051 (a)	1,267	1,082
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (a)	932	790
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (a)	657	558
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	231	196
Fannie Mae Pool #FM6163 2.50% 2/1/2051 (a)	188	159
Fannie Mae Pool #FM7308 2.50% 2/1/2051 (a)	25	22
Fannie Mae Pool #FM5994 2.50% 2/1/2051 (a)	17	14
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (a)	4,107	3,696
Fannie Mae Pool #FS6891 2.00% 3/1/2051 (a)	21,680	17,603
Fannie Mae Pool #BQ7757 2.00% 3/1/2051 (a)	11,901	9,633
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	6,600	5,464
Fannie Mae Pool #BR4694 2.00% 3/1/2051 (a)	2,632	2,137
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (a)	807	653
Fannie Mae Pool #FS6474 2.00% 3/1/2051 (a)	690	559
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	492	398
Fannie Mae Pool #BR5589 2.00% 3/1/2051 (a)	204	166
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	37,575	31,808
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (a)	5,521	4,719
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	3,574	3,025
Fannie Mae Pool #FM6569 2.50% 3/1/2051 (a)	783	665
Fannie Mae Pool #FM6660 2.50% 3/1/2051 (a)	176	149
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	54	46
Fannie Mae Pool #BQ9471 2.50% 3/1/2051 (a)	33	28
Fannie Mae Pool #CA9391 3.00% 3/1/2051 (a)	163,668	145,953
Fannie Mae Pool #FM7210 2.00% 4/1/2051 (a)	7,422	6,008
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (a)	5,060	4,096
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (a)	2,752	2,228
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	2,608	2,127
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (a)	2,052	1,661
Fannie Mae Pool #FM7512 2.00% 4/1/2051 (a)	1,136	923
Fannie Mae Pool #BR7693 2.00% 4/1/2051 (a)	839	679
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	224	182
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	188	154
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	15,753	13,450
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	3,791	3,219
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	3,140	2,682
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	2,109	1,789
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (a)	1,824	1,544
Fannie Mae Pool #BR6304 2.50% 4/1/2051 (a)	1,447	1,225
Fannie Mae Pool #BR8460 2.50% 4/1/2051 (a)	939	795
Fannie Mae Pool #BR9082 2.50% 4/1/2051 (a)	753	637
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	736	623
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	523	443
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (a)	505	428
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (a)	89	75
Fannie Mae Pool #BR7795 2.50% 4/1/2051 (a)	82	70
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (a)	77	65
Fannie Mae Pool #BR8465 2.50% 4/1/2051 (a)	66	56
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	45,804	41,563

5	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	USD19,331	$17,263
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (a)	7,533	6,672
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	2,581	2,311
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (a)	33,372	27,014
Fannie Mae Pool #CB0449 2.00% 5/1/2051 (a)	20,767	16,893
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (a)	492	398
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	111	91
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	33	27
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	27,262	23,078
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	15,632	13,233
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (a)	14,169	11,994
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	10,791	9,134
Fannie Mae Pool #BR9366 2.50% 5/1/2051 (a)	8,841	7,484
Fannie Mae Pool #BR9127 2.50% 5/1/2051 (a)	7,445	6,302
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (a)	4,621	3,912
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	4,236	3,628
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	3,832	3,258
Fannie Mae Pool #FM7096 2.50% 5/1/2051 (a)	3,480	2,954
Fannie Mae Pool #BR9603 2.50% 5/1/2051 (a)	2,370	2,007
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	1,902	1,610
Fannie Mae Pool #FS5126 2.50% 5/1/2051 (a)	1,580	1,342
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	813	690
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	795	673
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	314	266
Fannie Mae Pool #FM7392 2.50% 5/1/2051 (a)	224	190
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	21,611	17,493
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	3,553	2,939
Fannie Mae Pool #BQ7411 2.00% 6/1/2051 (a)	265	216
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	22,945	19,423
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	11,941	10,109
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (a)	6,474	5,480
Fannie Mae Pool #BT3317 2.50% 6/1/2051 (a)	4,537	3,918
Fannie Mae Pool #BT1250 2.50% 6/1/2051 (a)	2,887	2,444
Fannie Mae Pool #BT1265 2.50% 6/1/2051 (a)	2,375	2,016
Fannie Mae Pool #FS6035 2.50% 6/1/2051 (a)	1,917	1,626
Fannie Mae Pool #BT5082 2.50% 6/1/2051 (a)	1,107	937
Fannie Mae Pool #BT0098 2.50% 6/1/2051 (a)	393	335
Fannie Mae Pool #BT0610 2.50% 6/1/2051 (a)	102	87
Fannie Mae Pool #FM7694 3.00% 6/1/2051 (a)	15,655	14,103
Fannie Mae Pool #CB0737 3.00% 6/1/2051 (a)	13,867	12,336
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	6,043	5,467
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	1,934	1,727
Fannie Mae Pool #BR2026 3.00% 6/1/2051 (a)	528	468
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	68,782	55,918
Fannie Mae Pool #FS1621 2.00% 7/1/2051 (a)	153	125
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	74	61
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	44,393	37,935
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	42,543	36,550
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	32,074	27,151
Fannie Mae Pool #BT1335 2.50% 7/1/2051 (a)	17,529	14,839
Fannie Mae Pool #CB1004 2.50% 7/1/2051 (a)	14,317	12,120
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	11,125	9,441
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	10,547	8,928
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (a)	7,360	6,230
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	3,263	2,823
Fannie Mae Pool #BT1339 2.50% 7/1/2051 (a)	3,230	2,741
Fannie Mae Pool #BT1523 2.50% 7/1/2051 (a)	625	529
Fannie Mae Pool #BT1285 2.50% 7/1/2051 (a)	510	432
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	130	110
Fannie Mae Pool #FM7886 2.50% 7/1/2051 (a)	105	90
Fannie Mae Pool #CB1027 2.50% 7/1/2051 (a)	45	38
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	27	23
Fannie Mae Pool #FM8313 2.50% 7/1/2051 (a)	21	17
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (a)	8,033	7,115
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (a)	634	513
Fannie Mae Pool #BQ6530 2.00% 8/1/2051 (a)	511	415

The Bond Fund of America	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BT9271 2.00% 8/1/2051 (a)	USD192	$156
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (a)	25	20
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	21,007	17,783
Fannie Mae Pool #BR2219 2.50% 8/1/2051 (a)	20,355	17,432
Fannie Mae Pool #FM8601 2.50% 8/1/2051 (a)	12,977	11,062
Fannie Mae Pool #BQ7422 2.50% 8/1/2051 (a)	2,170	1,844
Fannie Mae Pool #BO9395 2.50% 8/1/2051 (a)	1,112	950
Fannie Mae Pool #BT4304 2.50% 8/1/2051 (a)	1,000	852
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (a)	708	603
Fannie Mae Pool #FS1057 2.50% 8/1/2051 (a)	594	507
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	16,505	14,619
Fannie Mae Pool #BV7491 3.00% 8/1/2051 (a)	578	513
Fannie Mae Pool #FS4783 4.00% 8/1/2051 (a)	51,823	50,055
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)	4,273	3,459
Fannie Mae Pool #CB1620 2.00% 9/1/2051 (a)	368	299
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	23,826	20,169
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (a)	22,161	18,759
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	11,930	10,210
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	10,819	9,192
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	10,440	8,837
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (a)	2,938	2,493
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	1,736	1,473
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	1,360	1,152
Fannie Mae Pool #BQ7435 2.50% 9/1/2051 (a)	1,163	990
Fannie Mae Pool #FS0029 2.50% 9/1/2051 (a)	750	635
Fannie Mae Pool #BT7316 2.50% 9/1/2051 (a)	513	434
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (a)	134	113
Fannie Mae Pool #BT4537 3.50% 9/1/2051 (a)	313	291
Fannie Mae Pool #FM9448 2.00% 10/1/2051 (a)	42	34
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	16,488	13,958
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (a)	12,142	10,302
Fannie Mae Pool #FM9068 2.50% 10/1/2051 (a)	10,700	9,187
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (a)	6,482	5,500
Fannie Mae Pool #BU0070 2.50% 10/1/2051 (a)	602	513
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (a)	461	393
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (a)	332	281
Fannie Mae Pool #CB1793 2.50% 10/1/2051 (a)	179	152
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (a)	73	62
Fannie Mae Pool #FS4862 2.50% 10/1/2051 (a)	46	40
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (a)	33	28
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	7,300	6,519
Fannie Mae Pool #BU2549 3.00% 10/1/2051 (a)	291	259
Fannie Mae Pool #BU1498 3.50% 10/1/2051 (a)	302	280
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	82,314	66,882
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (a)	9,271	7,505
Fannie Mae Pool #FS0394 2.00% 11/1/2051 (a)	1,399	1,136
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	861	700
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (a)	550	445
Fannie Mae Pool #BU6503 2.00% 11/1/2051 (a)	494	402
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (a)	243	197
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)	41,896	35,465
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	17,859	15,452
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	9,042	7,855
Fannie Mae Pool #BQ7453 2.50% 11/1/2051 (a)	2,436	2,076
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	1,577	1,341
Fannie Mae Pool #CB2029 2.50% 11/1/2051 (a)	1,210	1,030
Fannie Mae Pool #FM9515 2.50% 11/1/2051 (a)	919	783
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (a)	629	532
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (a)	12,989	11,668
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	7,678	6,815
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (a)	5,673	5,114
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (a)	1,606	1,449
Fannie Mae Pool #FS1373 3.00% 11/1/2051 (a)	635	563
Fannie Mae Pool #CB2099 3.00% 11/1/2051 (a)	27	24
Fannie Mae Pool #BU3013 3.50% 11/1/2051 (a)	391	363
Fannie Mae Pool #BU5976 4.00% 11/1/2051 (a)	36	34

7	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (a)	USD14,626	$11,839
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	1,568	1,274
Fannie Mae Pool #BT6275 2.00% 12/1/2051 (a)	1,479	1,198
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (a)	798	646
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (a)	721	584
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (a)	630	511
Fannie Mae Pool #BQ6858 2.00% 12/1/2051 (a)	623	504
Fannie Mae Pool #BU7089 2.00% 12/1/2051 (a)	328	266
Fannie Mae Pool #CB3000 2.00% 12/1/2051 (a)	160	129
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	60,341	51,205
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (a)	46,027	39,665
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	43,032	37,593
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (a)	24,752	21,317
Fannie Mae Pool #BU7607 2.50% 12/1/2051 (a)	21,391	18,149
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (a)	19,980	17,245
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (a)	19,161	16,525
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	15,055	12,949
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	9,904	8,588
Fannie Mae Pool #CB2373 2.50% 12/1/2051 (a)	9,258	7,976
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (a)	8,382	7,215
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	3,247	2,749
Fannie Mae Pool #MA4493 2.50% 12/1/2051 (a)	2,061	1,756
Fannie Mae Pool #FS0145 2.50% 12/1/2051 (a)	939	795
Fannie Mae Pool #FM9904 2.50% 12/1/2051 (a)	752	637
Fannie Mae Pool #CB2401 2.50% 12/1/2051 (a)	636	539
Fannie Mae Pool #BU7516 2.50% 12/1/2051 (a)	230	196
Fannie Mae Pool #BU3625 2.50% 12/1/2051 (a)	208	177
Fannie Mae Pool #BU6678 2.50% 12/1/2051 (a)	158	135
Fannie Mae Pool #CB2405 2.50% 12/1/2051 (a)	70	59
Fannie Mae Pool #BU5890 2.50% 12/1/2051 (a)	62	53
Fannie Mae Pool #FS6925 2.50% 12/1/2051 (a)	53	45
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (a)	23,317	21,060
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	12,327	11,202
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (a)	6,577	5,828
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (a)	1,651	1,488
Fannie Mae Pool #FM9906 3.00% 12/1/2051 (a)	314	278
Fannie Mae Pool #BT9498 3.50% 12/1/2051 (a)	6,936	6,463
Fannie Mae Pool #BU8481 3.50% 12/1/2051 (a)	24	22
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	3,999	3,248
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	21,069	17,835
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	20,664	17,492
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	5,827	4,932
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (a)	4,307	3,646
Fannie Mae Pool #FS5944 2.50% 1/1/2052 (a)	3,123	2,644
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (a)	2,025	1,714
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (a)	1,631	1,381
Fannie Mae Pool #BU3083 2.50% 1/1/2052 (a)	1,523	1,292
Fannie Mae Pool #BQ7459 2.50% 1/1/2052 (a)	1,177	1,002
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (a)	983	835
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	917	778
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	705	598
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (a)	192	163
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (a)	27	23
Fannie Mae Pool #CB2640 2.50% 1/1/2052 (a)	24	20
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	26,874	24,109
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	15,181	13,446
Fannie Mae Pool #FS0333 3.00% 1/1/2052 (a)	6,621	5,864
Fannie Mae Pool #BU9641 3.00% 1/1/2052 (a)	992	880
Fannie Mae Pool #CB2545 3.00% 1/1/2052 (a)	420	373
Fannie Mae Pool #BV2890 3.00% 1/1/2052 (a)	278	247
Fannie Mae Pool #BV0273 3.00% 1/1/2052 (a)	52	46
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (a)	22,065	20,799
Fannie Mae Pool #BV0783 3.50% 1/1/2052 (a)	816	765
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (a)	525	487
Fannie Mae Pool #BU7425 3.50% 1/1/2052 (a)	354	328
Fannie Mae Pool #BU7427 3.50% 1/1/2052 (a)	55	51

The Bond Fund of America	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	USD99,252	$80,361
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	51,433	41,641
Fannie Mae Pool #BT1897 2.00% 2/1/2052 (a)	14,014	11,344
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	11,525	9,402
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (a)	10,921	8,840
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	4,836	3,925
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (a)	3,106	2,514
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	1,573	1,274
Fannie Mae Pool #FS2040 2.00% 2/1/2052 (a)	681	553
Fannie Mae Pool #CB2789 2.00% 2/1/2052 (a)	661	536
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (a)	633	512
Fannie Mae Pool #BV3022 2.00% 2/1/2052 (a)	578	468
Fannie Mae Pool #FS7080 2.00% 2/1/2052 (a)	453	368
Fannie Mae Pool #BU9929 2.00% 2/1/2052 (a)	300	243
Fannie Mae Pool #CB2773 2.00% 2/1/2052 (a)	109	88
Fannie Mae Pool #BU1330 2.50% 2/1/2052 (a)	18,052	15,581
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	17,255	14,641
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (a)	2,023	1,717
Fannie Mae Pool #BU7285 2.50% 2/1/2052 (a)	1,393	1,199
Fannie Mae Pool #BT1892 2.50% 2/1/2052 (a)	1,310	1,109
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	1,072	909
Fannie Mae Pool #CB2866 2.50% 2/1/2052 (a)	804	684
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (a)	720	611
Fannie Mae Pool #BV1198 2.50% 2/1/2052 (a)	319	271
Fannie Mae Pool #FS0834 2.50% 2/1/2052 (a)	272	230
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	62	53
Fannie Mae Pool #BV2781 2.50% 2/1/2052 (a)	50	43
Fannie Mae Pool #BV2266 2.50% 2/1/2052 (a)	33	28
Fannie Mae Pool #FS6121 3.00% 2/1/2052 (a)	10,143	8,984
Fannie Mae Pool #BU1320 3.00% 2/1/2052 (a)	749	664
Fannie Mae Pool #CB2800 3.00% 2/1/2052 (a)	736	652
Fannie Mae Pool #FS0674 3.00% 2/1/2052 (a)	299	265
Fannie Mae Pool #FS0671 3.00% 2/1/2052 (a)	103	91
Fannie Mae Pool #BU7294 3.50% 2/1/2052 (a)	31	29
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (a)	16,596	13,434
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	11,444	9,286
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (a)	10,327	8,361
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (a)	6,983	5,652
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	2,775	2,252
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	2,438	1,974
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,985	1,610
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	1,682	1,361
Fannie Mae Pool #BV3869 2.00% 3/1/2052 (a)	774	627
Fannie Mae Pool #BV4118 2.00% 3/1/2052 (a)	328	266
Fannie Mae Pool #BT2298 2.00% 3/1/2052 (a)	24	20
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	16,887	14,324
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (a)	8,588	7,269
Fannie Mae Pool #BV4170 2.50% 3/1/2052 (a)	3,981	3,389
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	2,194	1,868
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (a)	1,018	864
Fannie Mae Pool #BU8884 2.50% 3/1/2052 (a)	777	661
Fannie Mae Pool #BT2188 2.50% 3/1/2052 (a)	684	580
Fannie Mae Pool #CB3050 2.50% 3/1/2052 (a)	618	524
Fannie Mae Pool #BV2655 2.50% 3/1/2052 (a)	277	236
Fannie Mae Pool #BV1262 2.50% 3/1/2052 (a)	260	222
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (a)	237	201
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	170	144
Fannie Mae Pool #BU8885 2.50% 3/1/2052 (a)	153	129
Fannie Mae Pool #BV7761 2.50% 3/1/2052 (a)	100	85
Fannie Mae Pool #BV5642 2.50% 3/1/2052 (a)	22	19
Fannie Mae Pool #FS0831 3.00% 3/1/2052 (a)	19,442	17,221
Fannie Mae Pool #BV4201 3.00% 3/1/2052 (a)	12,283	10,884
Fannie Mae Pool #FS1030 3.00% 3/1/2052 (a)	9,217	8,164
Fannie Mae Pool #FS1169 3.00% 3/1/2052 (a)	5,549	4,915
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (a)	5,521	4,892
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)	2,918	2,586

9	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV4539 3.00% 3/1/2052 (a)	USD1,181	$1,046
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	980	873
Fannie Mae Pool #BV3353 3.00% 3/1/2052 (a)	599	531
Fannie Mae Pool #CB3061 3.00% 3/1/2052 (a)	488	434
Fannie Mae Pool #MA4564 3.00% 3/1/2052 (a)	63	56
Fannie Mae Pool #BV4519 3.50% 3/1/2052 (a)	433	402
Fannie Mae Pool #BV3316 3.50% 3/1/2052 (a)	39	36
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	54,803	44,468
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (a)	18,470	14,951
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (a)	12,493	10,129
Fannie Mae Pool #CB3345 2.00% 4/1/2052 (a)	8,980	7,269
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	2,757	2,237
Fannie Mae Pool #BV4692 2.00% 4/1/2052 (a)	1,723	1,398
Fannie Mae Pool #BU6919 2.00% 4/1/2052 (a)	1,586	1,286
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (a)	1,214	984
Fannie Mae Pool #BV8155 2.00% 4/1/2052 (a)	326	264
Fannie Mae Pool #BV8499 2.00% 4/1/2052 (a)	254	206
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	50,184	42,480
Fannie Mae Pool #BU6901 2.50% 4/1/2052 (a)	3,703	3,150
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (a)	2,656	2,260
Fannie Mae Pool #BV8166 2.50% 4/1/2052 (a)	2,129	1,808
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	1,684	1,431
Fannie Mae Pool #BT2292 2.50% 4/1/2052 (a)	1,263	1,071
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (a)	1,107	942
Fannie Mae Pool #BV5355 2.50% 4/1/2052 (a)	896	763
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (a)	868	739
Fannie Mae Pool #FS1746 2.50% 4/1/2052 (a)	697	590
Fannie Mae Pool #BV7096 2.50% 4/1/2052 (a)	464	394
Fannie Mae Pool #BV3853 2.50% 4/1/2052 (a)	259	220
Fannie Mae Pool #BQ7478 2.50% 4/1/2052 (a)	211	179
Fannie Mae Pool #BV7702 2.50% 4/1/2052 (a)	90	76
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (a)	28	23
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (a)	980	869
Fannie Mae Pool #CB3278 3.00% 4/1/2052 (a)	648	574
Fannie Mae Pool #CB3364 3.00% 4/1/2052 (a)	196	174
Fannie Mae Pool #FS3275 3.00% 4/1/2052 (a)	98	87
Fannie Mae Pool #BV8459 3.00% 4/1/2052 (a)	76	67
Fannie Mae Pool #CB3375 3.50% 4/1/2052 (a)	2,659	2,466
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (a)	67	62
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	11,279	10,774
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	17,411	14,148
Fannie Mae Pool #BW1732 2.00% 5/1/2052 (a)	817	663
Fannie Mae Pool #FS3208 2.00% 5/1/2052 (a)	743	601
Fannie Mae Pool #BV9804 2.00% 5/1/2052 (a)	479	388
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (a)	431	365
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	337	287
Fannie Mae Pool #FS3619 2.50% 5/1/2052 (a)	254	215
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	109	92
Fannie Mae Pool #BT7826 2.50% 5/1/2052 (a)	38	32
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	8,609	7,637
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (a)	4,296	3,805
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (a)	979	867
Fannie Mae Pool #BV8526 3.00% 5/1/2052 (a)	700	621
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	395	350
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (a)	218	194
Fannie Mae Pool #MA4599 3.00% 5/1/2052 (a)	195	173
Fannie Mae Pool #FS4728 3.00% 5/1/2052 (a)	87	77
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (a)	24,925	20,176
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	13,271	10,744
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (a)	3,903	3,160
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	1,538	1,246
Fannie Mae Pool #BV2514 2.00% 6/1/2052 (a)	402	325
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (a)	10,240	8,680
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (a)	3,784	3,220
Fannie Mae Pool #FS5172 2.50% 6/1/2052 (a)	1,755	1,489
Fannie Mae Pool #BV9932 2.50% 6/1/2052 (a)	455	388

The Bond Fund of America	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV9990 2.50% 6/1/2052 (a)	USD283	$240
Fannie Mae Pool #FS6634 3.00% 6/1/2052 (a)	2,534	2,245
Fannie Mae Pool #BV5622 3.00% 6/1/2052 (a)	1,646	1,460
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (a)	972	862
Fannie Mae Pool #BW1128 3.00% 6/1/2052 (a)	498	441
Fannie Mae Pool #BV8865 3.00% 6/1/2052 (a)	226	201
Fannie Mae Pool #BW1449 3.00% 6/1/2052 (a)	148	131
Fannie Mae Pool #FS8874 3.00% 6/1/2052 (a)	128	114
Fannie Mae Pool #BV7814 3.50% 6/1/2052 (a)	952	883
Fannie Mae Pool #BU8727 3.50% 6/1/2052 (a)	48	44
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	23,317	22,267
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	8,425	8,045
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	3,174	2,572
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	32,275	27,320
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (a)	24,850	21,070
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	13,399	11,362
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	4,043	3,439
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	769	653
Fannie Mae Pool #BV2584 2.50% 7/1/2052 (a)	411	350
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	289	246
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (a)	117	99
Fannie Mae Pool #BW4142 2.50% 7/1/2052 (a)	43	36
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (a)	37	31
Fannie Mae Pool #BW0002 2.50% 7/1/2052 (a)	23	20
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (a)	357	316
Fannie Mae Pool #BW3384 3.00% 7/1/2052 (a)	347	307
Fannie Mae Pool #BV7866 3.50% 7/1/2052 (a)	6,926	6,423
Fannie Mae Pool #BT7848 3.50% 7/1/2052 (a)	4,935	4,576
Fannie Mae Pool #CB4116 3.50% 7/1/2052 (a)	394	366
Fannie Mae Pool #BW0958 5.00% 7/1/2052 (a)	19,919	19,960
Fannie Mae Pool #CB4135 5.00% 7/1/2052 (a)	142	143
Fannie Mae Pool #BW5402 5.50% 7/1/2052 (a)	463	472
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (a)	360	306
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (a)	78	66
Fannie Mae Pool #FS2535 2.50% 8/1/2052 (a)	25	21
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (a)	42,099	37,290
Fannie Mae Pool #FS4750 3.50% 8/1/2052 (a)	743	689
Fannie Mae Pool #FS6597 3.50% 8/1/2052 (a)	83	77
Fannie Mae Pool #FS3955 3.50% 8/1/2052 (a)	25	24
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (a)	2,989	2,855
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	3,942	3,982
Fannie Mae Pool #MA4737 5.00% 8/1/2052 (a)	547	548
Fannie Mae Pool #CB5019 5.00% 8/1/2052 (a)	169	169
Fannie Mae Pool #FS5447 2.50% 9/1/2052 (a)	852	725
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	309	263
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (a)	97	86
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (a)	79	73
Fannie Mae Pool #CB4604 4.00% 9/1/2052 (a)	399	380
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	281	268
Fannie Mae Pool #BX0008 4.00% 9/1/2052 (a)	123	117
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	1,747	1,723
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	66,204	66,709
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	86,899	70,580
Fannie Mae Pool #CB4818 4.00% 10/1/2052 (a)	2,374	2,255
Fannie Mae Pool #BW1241 4.00% 10/1/2052 (a)	464	443
Fannie Mae Pool #BW7063 4.00% 10/1/2052 (a)	228	217
Fannie Mae Pool #BW9888 4.00% 10/1/2052 (a)	184	176
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	6,350	6,226
Fannie Mae Pool #BW5232 4.50% 10/1/2052 (a)	2,708	2,661
Fannie Mae Pool #BW8175 4.50% 10/1/2052 (a)	1,330	1,308
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	5,131	5,149
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	19,567	19,931
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	17,886	18,224
Fannie Mae Pool #MA4885 3.00% 11/1/2052 (a)	866	767
Fannie Mae Pool #MA4802 3.00% 11/1/2052 (a)	483	428
Fannie Mae Pool #BW1305 3.00% 11/1/2052 (a)	108	96

11	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4803 3.50% 11/1/2052 (a)	USD4,132	$3,832
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (a)	8,277	8,124
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	6,322	6,198
Fannie Mae Pool #BW5182 4.50% 11/1/2052 (a)	2,644	2,589
Fannie Mae Pool #BW1296 5.00% 11/1/2052 (a)	29,008	28,958
Fannie Mae Pool #MA4911 3.00% 12/1/2052 (a)	9,108	8,069
Fannie Mae Pool #BW5057 5.00% 12/1/2052 (a)	18,194	18,231
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	55	55
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	28,105	28,659
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (a)	5,653	5,753
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	288	297
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (a)	1,665	1,475
Fannie Mae Pool #BW5074 3.00% 1/1/2053 (a)	25	22
Fannie Mae Pool #MA4866 4.00% 1/1/2053 (a)	49,701	47,445
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (a)	155	148
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	15,279	14,984
Fannie Mae Pool #MA4867 4.50% 1/1/2053 (a)	6,571	6,443
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	39,060	39,215
Fannie Mae Pool #FS3981 5.50% 1/1/2053 (a)	29,653	30,253
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (a)	269	274
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	19,907	20,485
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	1,286	1,326
Fannie Mae Pool #BX5040 6.00% 1/1/2053 (a)	557	575
Fannie Mae Pool #BX4070 6.00% 1/1/2053 (a)	392	407
Fannie Mae Pool #BX5666 6.00% 1/1/2053 (a)	245	252
Fannie Mae Pool #FS3411 6.00% 1/1/2053 (a)	40	41
Fannie Mae Pool #CB5525 6.00% 1/1/2053 (a)	10	11
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	1,746	1,835
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	7,025	5,975
Fannie Mae Pool #BW4964 2.50% 2/1/2053 (a)	861	730
Fannie Mae Pool #MA4967 3.00% 2/1/2053 (a)	87	78
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	138	132
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	38,513	39,106
Fannie Mae Pool #BX6216 5.50% 2/1/2053 (a)	502	511
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	7,810	8,040
Fannie Mae Pool #BW4993 2.50% 3/1/2053 (a)	29	25
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (a)	1,105	979
Fannie Mae Pool #FS4238 5.00% 3/1/2053 (a)	226	226
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	24	24
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	4,892	5,001
Fannie Mae Pool #BX8515 5.50% 3/1/2053 (a)	4,148	4,225
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	2,896	2,954
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (a)	1,640	1,674
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (a)	1,407	1,436
Fannie Mae Pool #FS4774 5.50% 3/1/2053 (a)	711	724
Fannie Mae Pool #BX8389 5.50% 3/1/2053 (a)	351	357
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (a)	321	327
Fannie Mae Pool #BX8835 5.50% 3/1/2053 (a)	277	282
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	7,671	7,910
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	6,785	7,033
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (a)	129	115
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	4,969	4,721
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (a)	544	518
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	860	841
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	25,390	25,435
Fannie Mae Pool #BX8625 5.00% 4/1/2053 (a)	5,709	5,707
Fannie Mae Pool #BX9135 5.00% 4/1/2053 (a)	1,366	1,365
Fannie Mae Pool #BX8673 5.00% 4/1/2053 (a)	214	214
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	45	45
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	64,708	65,884
Fannie Mae Pool #BY0003 5.50% 4/1/2053 (a)	5,975	6,098
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (a)	2,490	2,537
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (a)	1,715	1,745
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (a)	785	798
Fannie Mae Pool #BW5286 5.50% 4/1/2053 (a)	47	48
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	47,364	48,883

The Bond Fund of America	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW5278 6.00% 4/1/2053 (a)	USD1,414	$1,454
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,165	4,393
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (a)	6,019	5,114
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	8,267	7,882
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	49,014	49,162
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	10,307	10,355
Fannie Mae Pool #BY2251 5.00% 5/1/2053 (a)	534	534
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	81,060	82,532
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	10,403	10,559
Fannie Mae Pool #BY1223 5.50% 5/1/2053 (a)	5,437	5,523
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (a)	2,877	2,947
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (a)	1,136	1,156
Fannie Mae Pool #BY3208 5.50% 5/1/2053 (a)	177	180
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	254,869	263,117
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	8,638	9,011
Fannie Mae Pool #BW9778 4.00% 6/1/2053 (a)	291	278
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	11,734	11,494
Fannie Mae Pool #MA5037 4.50% 6/1/2053 (a)	4,586	4,494
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	87,224	87,455
Fannie Mae Pool #BY4405 5.00% 6/1/2053 (a)	7,692	7,704
Fannie Mae Pool #BY4222 5.00% 6/1/2053 (a)	1,458	1,459
Fannie Mae Pool #BY5875 5.00% 6/1/2053 (a)	1,377	1,379
Fannie Mae Pool #BX7642 5.00% 6/1/2053 (a)	572	573
Fannie Mae Pool #BY3600 5.00% 6/1/2053 (a)	547	549
Fannie Mae Pool #BY4170 5.00% 6/1/2053 (a)	492	493
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	80,649	82,096
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	37,251	37,825
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (a)	5,536	5,653
Fannie Mae Pool #BY4223 5.50% 6/1/2053 (a)	167	170
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	47,812	49,295
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	24,539	25,259
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	15,490	15,967
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	11,342	11,756
Fannie Mae Pool #BO9414 6.00% 6/1/2053 (a)	3,961	4,078
Fannie Mae Pool #BY4290 6.00% 6/1/2053 (a)	969	997
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	19,098	20,020
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	6,961	7,255
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	5,397	5,654
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	11,739	9,517
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (a)	51	44
Fannie Mae Pool #MA5119 2.50% 7/1/2053 (a)	21	18
Fannie Mae Pool #MA5094 3.00% 7/1/2053 (a)	318	281
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	94,165	92,246
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	6,747	6,603
Fannie Mae Pool #BY6759 5.00% 7/1/2053 (a)	4,385	4,387
Fannie Mae Pool #BU4046 5.00% 7/1/2053 (a)	1,856	1,860
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	1,667	1,669
Fannie Mae Pool #BY2604 5.00% 7/1/2053 (a)	692	693
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	26	26
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	116,545	118,608
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	4,160	4,282
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	3,378	3,482
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	50,381	52,784
Fannie Mae Pool #BX4574 3.00% 8/1/2053 (a)	658	583
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	10,456	10,233
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (a)	6,403	6,269
Fannie Mae Pool #BY6723 5.00% 8/1/2053 (a)	1,546	1,548
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	115,218	117,232
Fannie Mae Pool #FS7064 3.00% 9/1/2053 (a)	823	729
Fannie Mae Pool #MA5135 4.00% 9/1/2053 (a)	172	164
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)	9,086	8,891
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	31,755	32,391
Fannie Mae Pool #CB7118 6.00% 9/1/2053 (a)	47,207	49,057
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	11,798	12,147
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	8,859	9,119
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	26,040	27,069

13	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7139 6.50% 9/1/2053 (a)	USD6,873	$7,195
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	15,523	14,776
Fannie Mae Pool #MA5163 4.50% 10/1/2053 (a)	813	796
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	1,487	1,513
Fannie Mae Pool #CB7339 6.00% 10/1/2053 (a)	76,833	79,051
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	35,489	36,537
Fannie Mae Pool #CB7344 6.00% 10/1/2053 (a)	30,980	31,931
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	66	68
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	5,032	5,244
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	28,836	28,872
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	54,065	54,998
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	26,749	27,203
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	16,439	16,920
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	12,396	12,766
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	8,743	9,002
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (a)	775	799
Fannie Mae Pool #DA2723 6.00% 11/1/2053 (a)	25	26
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	8,622	9,029
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	6,054	6,321
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	221	230
Fannie Mae Pool #FS7979 2.00% 12/1/2053 (a)	1,541	1,248
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	7,237	7,358
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	611	621
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	26,852	27,643
Fannie Mae Pool #FS6610 6.50% 12/1/2053 (a)	31,578	32,874
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	5,051	5,316
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (a)	2,393	2,518
Fannie Mae Pool #DB0012 2.50% 1/1/2054 (a)	46	39
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	38,448	39,641
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	23,181	23,847
Fannie Mae Pool #DA9344 6.00% 1/1/2054 (a)	7,072	7,288
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	47,034	48,962
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	30,315	31,787
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	913	959
Fannie Mae Pool #DD3107 7.00% 1/1/2054 (a)	542	570
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	1,123	1,071
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	23,139	22,607
Fannie Mae Pool #MA5270 5.00% 2/1/2054 (a)	3,394	3,391
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	7,470	7,588
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	1,987	2,018
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	25,767	26,539
Fannie Mae Pool #CB8003 6.00% 2/1/2054 (a)	14,633	15,065
Fannie Mae Pool #FS7221 6.00% 2/1/2054 (a)	11,627	12,051
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	9,477	9,823
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	6,608	6,796
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	32,443	33,727
Fannie Mae Pool #DA7883 6.50% 2/1/2054 (a)	1,603	1,668
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	864	907
Fannie Mae Pool #MA5320 4.00% 3/1/2054 (a)	4,598	4,369
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	12,777	12,513
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	28,114	28,734
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	23,439	23,893
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	20,496	20,811
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	11,578	11,778
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	23,651	24,620
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	19,800	20,450
Fannie Mae Pool #DA9098 6.00% 3/1/2054 (a)	6,429	6,617
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	4,188	4,316
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	760	781
Fannie Mae Pool #DA9742 6.00% 3/1/2054 (a)	224	230
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	5,930	6,228
Fannie Mae Pool #DB1300 5.50% 4/1/2054 (a)	22,068	22,588
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	11,162	11,355
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (a)	2,543	2,587
Fannie Mae Pool #DA8433 5.50% 4/1/2054 (a)	2,093	2,142
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	634	648

The Bond Fund of America	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8385 6.00% 4/1/2054 (a)	USD87,014	$89,747
Fannie Mae Pool #DB1299 6.00% 4/1/2054 (a)	15,425	16,036
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	2,210	2,315
Fannie Mae Pool #DB3283 2.50% 5/1/2054 (a)	67	57
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (a)	51,647	52,869
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	4,606	4,684
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	1,377	1,416
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)	53	54
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	20,325	21,361
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	39,367	39,968
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	16,100	16,456
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	20,349	21,131
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	11,432	11,789
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	7,627	7,842
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	763	786
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	666	691
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	15,171	15,769
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	14,234	14,847
Fannie Mae Pool #FS8229 6.50% 6/1/2054 (a)	7,899	8,306
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	2,180	2,269
Fannie Mae Pool #FS8138 6.50% 6/1/2054 (a)	74	78
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	42,280	43,131
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	31,885	32,525
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	13,363	13,569
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	10,582	10,813
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	37,992	39,267
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	21,684	22,362
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	20,286	20,842
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	15,402	16,033
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	6,130	6,298
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	4,716	4,847
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	3,783	3,929
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	3,653	3,753
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	2,250	2,311
Fannie Mae Pool #BU4711 6.00% 7/1/2054 (a)	898	923
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	564	582
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (a)	503	517
Fannie Mae Pool #DB4425 6.00% 7/1/2054 (a)	142	146
Fannie Mae Pool #DB2535 6.00% 7/1/2054 (a)	57	59
Fannie Mae Pool #DB8073 6.00% 7/1/2054 (a)	18	19
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (a)	25,856	26,939
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	21,667	22,680
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	10,429	10,954
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	10,090	10,531
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	5,207	5,469
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	4,102	4,295
Fannie Mae Pool #DB8661 6.50% 7/1/2054 (a)	1,944	2,022
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	12,450	12,491
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	8,447	8,588
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	11,340	11,651
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	6,306	6,499
Fannie Mae Pool #DC0901 6.00% 8/1/2054 (a)	6,279	6,466
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	4,626	4,753
Fannie Mae Pool #DB2588 6.00% 8/1/2054 (a)	4,196	4,311
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	3,712	3,855
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	3,620	3,722
Fannie Mae Pool #DB4465 6.00% 8/1/2054 (a)	2,892	2,973
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	1,948	2,007
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	1,734	1,787
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	1,495	1,546
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	949	975
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	276	286
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	234	243
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	214	223
Fannie Mae Pool #DB2541 6.00% 8/1/2054 (a)	28	28
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	15,680	16,419

15	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	USD13,396	$14,010
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	3,368	3,501
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (a)	1,930	2,018
Fannie Mae Pool #MA5520 3.50% 9/1/2054 (a)	2,000	1,854
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	27,719	28,136
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	22,404	22,753
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	21,416	21,870
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	19,284	19,658
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	5,157	5,234
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	8	8
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (a)	10,542	10,885
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	4,025	4,135
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	3,802	3,932
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (a)	3,596	3,694
Fannie Mae Pool #DC2000 6.00% 9/1/2054 (a)	2,000	2,054
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1,992	2,046
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (a)	1,880	1,932
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	1,235	1,273
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	443	455
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (a)	384	394
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	10,270	10,675
Fannie Mae Pool #DC3061 6.50% 9/1/2054 (a)	1,126	1,181
Fannie Mae Pool #DC1576 6.50% 9/1/2054 (a)	1,014	1,055
Fannie Mae Pool #BU5060 4.00% 10/1/2054 (a)	220	208
Fannie Mae Pool #DC4862 4.00% 10/1/2054 (a)	205	194
Fannie Mae Pool #DC5604 5.50% 10/1/2054 (a)	1,139	1,156
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	12,280	12,660
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	6,643	6,825
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (a)	1,359	1,397
Fannie Mae Pool #FS9374 6.50% 10/1/2054 (a)	24,984	26,092
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	2,728	2,864
Fannie Mae Pool #DC3044 6.50% 10/1/2054 (a)	1,685	1,752
Fannie Mae Pool #DC2101 4.00% 11/1/2054 (a)	262	249
Fannie Mae Pool #CB9456 4.50% 11/1/2054 (a)	927	907
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	79,832	79,706
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	38,197	38,765
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	17,898	18,231
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	31,029	32,034
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	2,925	3,005
Fannie Mae Pool #DC3867 6.00% 11/1/2054 (a)	2,768	2,845
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (a)	787	808
Fannie Mae Pool #DC6437 6.00% 11/1/2054 (a)	59	60
Fannie Mae Pool #CB9523 6.50% 11/1/2054 (a)	49,103	51,415
Fannie Mae Pool #DC5689 6.50% 11/1/2054 (a)	2,197	2,291
Fannie Mae Pool #CB9585 7.00% 11/1/2054 (a)	417	439
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (a)	24,442	23,205
Fannie Mae Pool #DC9872 4.00% 12/1/2054 (a)	127	120
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	1,416	1,384
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	512	501
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (a)	356	349
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	81,080	80,923
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	14,287	14,335
Fannie Mae Pool #BU5360 5.50% 12/1/2054 (a)	26,714	27,206
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	13,977	14,235
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	11,140	11,346
Fannie Mae Pool #BU5380 5.50% 12/1/2054 (a)	9,579	9,770
Fannie Mae Pool #DC8823 5.50% 12/1/2054 (a)	25	26
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	31,905	32,801
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	29,922	31,032
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	3,661	3,761
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	2,456	2,523
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	2,327	2,400
Fannie Mae Pool #DC9238 6.00% 12/1/2054 (a)	1,191	1,223
Fannie Mae Pool #DC8824 6.00% 12/1/2054 (a)	1,146	1,178
Fannie Mae Pool #DC8833 6.00% 12/1/2054 (a)	1,000	1,027
Fannie Mae Pool #DC8826 6.00% 12/1/2054 (a)	1,000	1,027

The Bond Fund of America	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FP0129 6.50% 12/1/2054 (a)	USD31,901	$33,160
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	6,209	6,454
Fannie Mae Pool #DC8825 6.50% 12/1/2054 (a)	494	519
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	28,533	27,089
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (a)	151	143
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (a)	42,634	41,655
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	25,626	25,711
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	14,957	15,177
Fannie Mae Pool #CB9800 5.50% 1/1/2055 (a)	7,988	8,149
Fannie Mae Pool #DC9986 5.50% 1/1/2055 (a)	474	481
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	19,530	20,064
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	11,518	11,899
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	3,517	3,613
Fannie Mae Pool #DD0827 6.00% 1/1/2055 (a)	2,000	2,056
Fannie Mae Pool #DC8675 6.00% 1/1/2055 (a)	1,334	1,371
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (a)	563	579
Fannie Mae Pool #DD2869 6.00% 1/1/2055 (a)	227	233
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (a)	124	127
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	9,758	10,227
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	5,914	6,162
Fannie Mae Pool #CB9856 7.00% 1/1/2055 (a)	46	48
Fannie Mae Pool #MA5611 4.00% 2/1/2055 (a)	3,679	3,493
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	7,784	7,605
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	68,080	69,085
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	30,362	31,192
Fannie Mae Pool #DD4308 6.00% 2/1/2055 (a)	502	516
Fannie Mae Pool #DD0756 6.00% 2/1/2055 (a)	114	117
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (a)	78	80
Fannie Mae Pool #FP0138 6.50% 2/1/2055 (a)	31,226	32,458
Fannie Mae Pool #DD3319 6.50% 2/1/2055 (a)	2,443	2,565
Fannie Mae Pool #DD1805 6.50% 2/1/2055 (a)	1,549	1,614
Fannie Mae Pool #DD4797 6.50% 2/1/2055 (a)	924	977
Fannie Mae Pool #BV1604 6.50% 2/1/2055 (a)	580	603
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (a)	17,756	16,857
Fannie Mae Pool #MB0304 4.00% 3/1/2055 (a)	1,000	949
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (a)	28,324	27,674
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	3,922	3,980
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	21,634	22,228
Fannie Mae Pool #DD6722 6.00% 3/1/2055 (a)	1,113	1,145
Fannie Mae Pool #DD4251 6.00% 3/1/2055 (a)	1,102	1,133
Fannie Mae Pool #DD4340 6.00% 3/1/2055 (a)	688	708
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (a)	39	40
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	109,563	113,887
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	25,772	26,805
Fannie Mae Pool #DD5571 6.50% 3/1/2055 (a)	3,736	3,892
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	63,983	67,313
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (a)	3,000	2,782
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	44,443	42,194
Fannie Mae Pool #DD6972 4.00% 4/1/2055 (a)	371	352
Fannie Mae Pool #DD9323 4.00% 4/1/2055 (a)	60	57
Fannie Mae Pool #BV1591 4.00% 4/1/2055 (a)	50	47
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	30,014	29,324
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	50,849	52,249
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	10,480	10,770
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	7,373	7,576
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (a)	2,757	2,833
Fannie Mae Pool #DD7343 6.00% 4/1/2055 (a)	2,000	2,057
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (a)	1,969	2,024
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (a)	1,418	1,458
Fannie Mae Pool #DD9296 6.00% 4/1/2055 (a)	85	87
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (a)	69	71
Fannie Mae Pool #DD4960 6.50% 4/1/2055 (a)	5,270	5,478
Fannie Mae Pool #DD8791 6.50% 4/1/2055 (a)	1,372	1,443
Fannie Mae Pool #DD9269 6.50% 4/1/2055 (a)	1,312	1,364
Fannie Mae Pool #CC0636 7.00% 4/1/2055 (a)	5,000	5,267
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (a)	21,421	20,337

17	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	USD6,669	$6,656
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	78,307	80,464
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (a)	6,774	6,973
Fannie Mae Pool #DD8064 6.00% 5/1/2055 (a)	2,882	2,963
Fannie Mae Pool #DD9841 6.00% 5/1/2055 (a)	992	1,020
Fannie Mae Pool #DC4816 6.00% 5/1/2055 (a)	914	942
Fannie Mae Pool #DD6105 6.00% 5/1/2055 (a)	839	862
Fannie Mae Pool #DD9268 6.00% 5/1/2055 (a)	41	42
Fannie Mae Pool #DD8404 6.50% 5/1/2055 (a)	541	563
Fannie Mae Pool #DE0112 4.00% 6/1/2055 (a)	815	773
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	3,525	3,518
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	81,641	82,846
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	3,920	3,978
Fannie Mae Pool #BV1863 6.00% 6/1/2055 (a)	16,128	16,573
Fannie Mae Pool #DC3397 6.00% 6/1/2055 (a)	1,989	2,044
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (a)	909	935
Fannie Mae Pool #DD9649 6.00% 6/1/2055 (a)	871	895
Fannie Mae Pool #DE0618 6.00% 6/1/2055 (a)	122	126
Fannie Mae Pool #DD7099 6.00% 6/1/2055 (a)	18	18
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (a)	36,000	37,421
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (a)	33,998	35,767
Fannie Mae Pool #MA5757 4.00% 7/1/2055 (a)	605	574
Fannie Mae Pool #DE4679 4.00% 7/1/2055 (a)	500	475
Fannie Mae Pool #DE3109 4.00% 7/1/2055 (a)	500	475
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	56,217	57,768
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (a)	36,997	38,015
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (a)	2,345	2,410
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (a)	409	421
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (a)	168	172
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	81,476	84,741
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	25,513	26,516
Fannie Mae Pool #MA5789 4.00% 8/1/2055 (a)	500	475
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	62,293	63,198
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	32,728	33,482
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	26,382	27,110
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	23,396	24,349
Fannie Mae Pool #CC0841 6.50% 8/1/2055 (a)	13,334	13,924
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (a)	62,386	65,645
Fannie Mae Pool #MA5819 4.00% 9/1/2055 (a)	54	51
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (a)	11,891	12,064
Fannie Mae Pool #MA5850 4.00% 10/1/2055 (a)	21,943	20,827
Fannie Mae Pool #DE3821 4.00% 10/1/2055 (a)	956	908
Fannie Mae Pool #MA5876 4.00% 11/1/2055 (a)	7,954	7,550
Fannie Mae Pool #DF2187 4.00% 11/1/2055 (a)	1,063	1,009
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	1,000	949
Fannie Mae Pool #DE6901 4.00% 12/1/2055 (a)	302	287
Fannie Mae Pool #DF5677 5.50% 12/1/2055 (a)	116	118
Fannie Mae Pool #MA5942 4.00% 1/1/2056 (a)	1,187	1,127
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	19,410	18,483
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	12,206	11,232
Fannie Mae Pool #BF0299 3.50% 8/1/2058 (a)	19,153	17,601
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	29,152	26,789
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	21,517	19,771
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	45,669	41,962
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	29,229	26,857
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	39,344	34,288
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	19,647	16,207
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (a)	18,876	16,332
Fannie Mae Pool #BF0563 4.00% 9/1/2061 (a)	8,391	8,042
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	6,571	6,425
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	31,555	27,302
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	43,535	39,623
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	32,843	29,892
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	24,192	22,825
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028 (a)(d)	108	16
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029 (a)	35	38

The Bond Fund of America	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (a)	USD170	$172
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	62	64
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	378	397
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (a)	517	533
Fannie Mae, Series 2002-W1, Class 2A, 4.346% 2/25/2042 (a)(c)	457	460
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.478% 12/25/2026 (a)(c)	6	6
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2/25/2029 (a)	391	385
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.625% 8/25/2030 (a)(c)	3,038	2,987
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034 (a)(c)	8,000	8,025
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036 (a)	85	84
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036 (a)	212	186
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036 (a)	67	62
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(c)(d)	2,858	2,901
FHLMC Multi Family Structured Pass Through Certs., Series K-174, Class A2, 4.53% 10/25/2035 (a)(c)	4,000	4,004
Freddie Mac Pool #ZS8948 6.50% 3/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZS8801 6.50% 3/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA1940 6.50% 4/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA1955 6.50% 9/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA1959 6.50% 10/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA0583 6.50% 3/1/2029 (a)	— (b)	— (b)
Freddie Mac Pool #D98356 4.50% 5/1/2030 (a)	27	27
Freddie Mac Pool #ZT0799 5.00% 9/1/2031 (a)	1	1
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	2	2
Freddie Mac Pool #G30911 4.00% 3/1/2036 (a)	1,898	1,880
Freddie Mac Pool #K93532 4.00% 4/1/2036 (a)	598	589
Freddie Mac Pool #C91883 4.00% 6/1/2036 (a)	238	236
Freddie Mac Pool #A56076 5.50% 1/1/2037 (a)	5	6
Freddie Mac Pool #C91917 3.00% 2/1/2037 (a)	299	285
Freddie Mac Pool #G04804 4.50% 5/1/2037 (a)	775	783
Freddie Mac Pool #C91948 4.00% 7/1/2037 (a)	2,101	2,077
Freddie Mac Pool #ZS1566 6.50% 8/1/2037 (a)	1	1
Freddie Mac Pool #G03695 5.50% 11/1/2037 (a)	2	2
Freddie Mac Pool #G08248 5.50% 2/1/2038 (a)	22	23
Freddie Mac Pool #ZT1449 3.00% 6/1/2038 (a)	32,058	30,508
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	1	1
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	1	1
Freddie Mac Pool #A87873 5.00% 8/1/2039 (a)	1,506	1,544
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	3	3
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	8	8
Freddie Mac Pool #G05937 4.50% 8/1/2040 (a)	3,277	3,307
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	3,329	2,923
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	5	5
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (a)	4,980	4,305
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	14,552	12,604
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	4	4
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	22,335	19,487
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (a)	8,993	7,862
Freddie Mac Pool #G06648 5.00% 6/1/2041 (a)	455	468
Freddie Mac Pool #Q01658 5.00% 6/1/2041 (a)	133	137
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	11	12
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (a)	85,638	74,605
Freddie Mac Pool #SC0148 2.00% 7/1/2041 (a)	63,074	54,501
Freddie Mac Pool #Q01992 4.50% 7/1/2041 (a)	23	23
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (a)	133,528	116,202
Freddie Mac Pool #Q02705 4.50% 8/1/2041 (a)	1,656	1,666
Freddie Mac Pool #G06956 4.50% 8/1/2041 (a)	373	375
Freddie Mac Pool #G06769 4.50% 8/1/2041 (a)	151	152
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (a)	17,080	14,944
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	10,054	8,752
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	52,268	45,467
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	12,965	11,238
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	27,930	24,261
Freddie Mac Pool #RB5153 2.00% 4/1/2042 (a)	5,837	5,067
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	22	21
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	426	408
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	571	547

19	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	USD441	$420
Freddie Mac Pool #Q22946 4.00% 11/1/2043 (a)	3,284	3,200
Freddie Mac Pool #RB5297 6.50% 5/1/2044 (a)	465	484
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	2,226	2,122
Freddie Mac Pool #760012 5.149% 4/1/2045 (a)(c)	315	320
Freddie Mac Pool #760013 5.154% 4/1/2045 (a)(c)	245	247
Freddie Mac Pool #G60138 3.50% 8/1/2045 (a)	426	407
Freddie Mac Pool #760014 4.632% 8/1/2045 (a)(c)	1,343	1,346
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	10,307	9,806
Freddie Mac Pool #G60344 4.00% 12/1/2045 (a)	7,939	7,733
Freddie Mac Pool #T65375 3.50% 7/1/2046 (a)	86	81
Freddie Mac Pool #Q42034 4.50% 7/1/2046 (a)	87	87
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	3,869	3,662
Freddie Mac Pool #Q42633 4.50% 8/1/2046 (a)	245	244
Freddie Mac Pool #Q43312 4.50% 9/1/2046 (a)	350	348
Freddie Mac Pool #Q43461 4.50% 10/1/2046 (a)	229	230
Freddie Mac Pool #Q44689 4.50% 12/1/2046 (a)	342	337
Freddie Mac Pool #760015 4.021% 1/1/2047 (a)(c)	1,463	1,438
Freddie Mac Pool #ZS4711 2.50% 2/1/2047 (a)	272	237
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	832	777
Freddie Mac Pool #Q47620 4.00% 4/1/2047 (a)	5,419	5,280
Freddie Mac Pool #Q47828 4.50% 5/1/2047 (a)	238	235
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (a)	56	53
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	837	780
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	1,172	1,103
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,275	5,087
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	3,815	3,489
Freddie Mac Pool #ZS4747 3.50% 12/1/2047 (a)	6,401	6,023
Freddie Mac Pool #G08793 4.00% 12/1/2047 (a)	2,361	2,286
Freddie Mac Pool #Q52596 4.50% 12/1/2047 (a)	1,050	1,044
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	18,743	17,733
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	796	752
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	788	740
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	651	612
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	493	467
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	492	466
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	391	369
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	332	313
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	231	219
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	213	200
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	17,609	17,082
Freddie Mac Pool #G08805 4.00% 3/1/2048 (a)	840	813
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	159	149
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	366	352
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	305	295
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	174	168
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	422	399
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	251	238
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	154	145
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	604	586
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (a)	295	292
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	104	98
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	2,190	2,180
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	1,033	1,028
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	696	690
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	4,635	4,612
Freddie Mac Pool #ZA5889 4.00% 11/1/2048 (a)	1,329	1,285
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	2,498	2,364
Freddie Mac Pool #QA1885 3.50% 8/1/2049 (a)	3,619	3,407
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	735	695
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	46,726	44,019
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	6,110	5,794
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	5,872	5,569
Freddie Mac Pool #QA4692 3.00% 11/1/2049 (a)	14,859	13,465
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	6,027	5,467
Freddie Mac Pool #SD0185 3.00% 12/1/2049 (a)	3,703	3,340

The Bond Fund of America	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (a)	USD17,331	$16,366
Freddie Mac Pool #SD0234 3.00% 1/1/2050 (a)	22,527	20,319
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	10,020	9,101
Freddie Mac Pool #RA2319 3.00% 3/1/2050 (a)	15,847	14,196
Freddie Mac Pool #SD7517 3.00% 5/1/2050 (a)	23,093	20,876
Freddie Mac Pool #RA3022 2.50% 6/1/2050 (a)	149	127
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	30,686	26,555
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	105	89
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (a)	115	98
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	2,041	1,824
Freddie Mac Pool #RA3611 2.50% 9/1/2050 (a)	116	98
Freddie Mac Pool #QB2781 2.50% 9/1/2050 (a)	14	12
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	8,900	7,948
Freddie Mac Pool #QB3931 2.00% 10/1/2050 (a)	1,404	1,139
Freddie Mac Pool #RA3726 2.00% 10/1/2050 (a)	1,352	1,097
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	19,141	16,592
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	586	497
Freddie Mac Pool #QB5184 2.50% 10/1/2050 (a)	34	29
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	13,584	11,096
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (a)	7,271	5,902
Freddie Mac Pool #SD0477 2.00% 11/1/2050 (a)	6,877	5,580
Freddie Mac Pool #QB5275 2.00% 11/1/2050 (a)	6,708	5,441
Freddie Mac Pool #RA4070 2.50% 11/1/2050 (a)	24,547	21,058
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	8,670	7,427
Freddie Mac Pool #RA3932 2.50% 11/1/2050 (a)	1,156	981
Freddie Mac Pool #RA3934 2.50% 11/1/2050 (a)	547	465
Freddie Mac Pool #QB5608 2.50% 11/1/2050 (a)	438	375
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	123	104
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	82	70
Freddie Mac Pool #QB5200 2.50% 11/1/2050 (a)	49	42
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (a)	1,978	1,601
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (a)	907	735
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	686	555
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (a)	357	290
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	21,057	17,842
Freddie Mac Pool #RA4179 2.50% 12/1/2050 (a)	39	33
Freddie Mac Pool #RA4223 3.00% 12/1/2050 (a)	5,529	4,898
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (a)	3,990	3,238
Freddie Mac Pool #QB7858 2.00% 1/1/2051 (a)	3,060	2,477
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	1,554	1,276
Freddie Mac Pool #QB7230 2.00% 1/1/2051 (a)	843	683
Freddie Mac Pool #QB7396 2.00% 1/1/2051 (a)	144	116
Freddie Mac Pool #RA4410 2.50% 1/1/2051 (a)	1,660	1,418
Freddie Mac Pool #QB7147 2.50% 1/1/2051 (a)	810	692
Freddie Mac Pool #QB7854 2.50% 1/1/2051 (a)	280	239
Freddie Mac Pool #RA4351 2.50% 1/1/2051 (a)	87	74
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	2,933	2,417
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	651	531
Freddie Mac Pool #QB9090 2.00% 2/1/2051 (a)	151	122
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)	42	34
Freddie Mac Pool #SD7535 2.50% 2/1/2051 (a)	3,505	3,037
Freddie Mac Pool #RA4530 2.50% 2/1/2051 (a)	944	799
Freddie Mac Pool #RA4561 2.50% 2/1/2051 (a)	898	761
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (a)	154	131
Freddie Mac Pool #SD8129 2.50% 2/1/2051 (a)	140	120
Freddie Mac Pool #RA4658 3.00% 2/1/2051 (a)	31,717	28,596
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	55,833	45,540
Freddie Mac Pool #SD0552 2.00% 3/1/2051 (a)	517	420
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	136	110
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (a)	1,890	1,600
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	1,119	948
Freddie Mac Pool #QC1270 2.00% 4/1/2051 (a)	719	582
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	101,857	86,469
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (a)	1,891	1,605
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (a)	1,644	1,392
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	477	403

21	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD0975 2.50% 4/1/2051 (a)	USD197	$166
Freddie Mac Pool #QC1084 2.50% 4/1/2051 (a)	74	63
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	21,365	17,526
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (a)	10,869	8,798
Freddie Mac Pool #QC2407 2.00% 5/1/2051 (a)	7,667	6,206
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	2,902	2,349
Freddie Mac Pool #RA5258 2.00% 5/1/2051 (a)	361	294
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,113	3,528
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (a)	768	652
Freddie Mac Pool #QC1292 2.50% 5/1/2051 (a)	465	396
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (a)	20	17
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	5,483	4,894
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	13,589	11,737
Freddie Mac Pool #RA5435 2.50% 6/1/2051 (a)	10,814	9,154
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (a)	8,971	7,610
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	125	106
Freddie Mac Pool #QC2992 2.50% 6/1/2051 (a)	57	48
Freddie Mac Pool #QC4006 2.50% 6/1/2051 (a)	39	33
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (a)	36,718	31,083
Freddie Mac Pool #SD4075 2.50% 7/1/2051 (a)	13,454	11,389
Freddie Mac Pool #SD0644 2.50% 7/1/2051 (a)	13,083	11,252
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	773	657
Freddie Mac Pool #QC3654 2.50% 7/1/2051 (a)	170	144
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	68,316	61,630
Freddie Mac Pool #RA5548 3.50% 7/1/2051 (a)	669	620
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	752	612
Freddie Mac Pool #QC5125 2.00% 8/1/2051 (a)	225	183
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (a)	3,525	2,984
Freddie Mac Pool #QC5206 2.50% 8/1/2051 (a)	211	180
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (a)	318	282
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	64,354	55,247
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	54,910	47,587
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	19,569	16,565
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	2,398	2,030
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	1,434	1,214
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	839	710
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (a)	770	651
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (a)	556	471
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	398	338
Freddie Mac Pool #QC6821 2.50% 9/1/2051 (a)	372	315
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (a)	12,145	10,757
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	5,312	4,744
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (a)	3,464	3,126
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (a)	3,470	3,073
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	619	552
Freddie Mac Pool #SD8172 2.00% 10/1/2051 (a)	717	583
Freddie Mac Pool #QC8300 2.00% 10/1/2051 (a)	697	566
Freddie Mac Pool #RA5715 2.00% 10/1/2051 (a)	387	315
Freddie Mac Pool #SD6078 2.50% 10/1/2051 (a)	31,073	26,379
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	26,281	22,303
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (a)	2,499	2,115
Freddie Mac Pool #RA6132 2.50% 10/1/2051 (a)	956	815
Freddie Mac Pool #QC8618 2.50% 10/1/2051 (a)	180	153
Freddie Mac Pool #QC9156 2.50% 10/1/2051 (a)	144	123
Freddie Mac Pool #QC9123 2.50% 10/1/2051 (a)	43	36
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	21,772	19,635
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	15,136	13,512
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (a)	19	18
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	8,468	6,896
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	4,051	3,282
Freddie Mac Pool #QD2129 2.00% 11/1/2051 (a)	514	418
Freddie Mac Pool #SD8177 2.00% 11/1/2051 (a)	298	242
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	11,745	10,154
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	9,064	7,840
Freddie Mac Pool #QD2128 2.50% 11/1/2051 (a)	37	31
Freddie Mac Pool #QD1684 3.00% 11/1/2051 (a)	6,772	6,007

The Bond Fund of America	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	USD5,887	$5,257
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (a)	1,105	979
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (a)	27,450	22,280
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	1,956	1,587
Freddie Mac Pool #QD2437 2.00% 12/1/2051 (a)	39	31
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (a)	9,288	7,862
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (a)	6,934	5,969
Freddie Mac Pool #QD1626 2.50% 12/1/2051 (a)	2,162	1,830
Freddie Mac Pool #QD2621 2.50% 12/1/2051 (a)	1,294	1,098
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (a)	765	649
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	576	489
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	385	326
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	293	248
Freddie Mac Pool #SD2101 2.50% 12/1/2051 (a)	229	195
Freddie Mac Pool #QD2075 2.50% 12/1/2051 (a)	173	147
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (a)	119	102
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	4,035	3,580
Freddie Mac Pool #SD4121 3.00% 12/1/2051 (a)	1,136	1,006
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (a)	606	536
Freddie Mac Pool #QD2877 3.00% 12/1/2051 (a)	572	508
Freddie Mac Pool #SD0820 3.00% 12/1/2051 (a)	28	25
Freddie Mac Pool #SD1403 2.00% 1/1/2052 (a)	1,700	1,376
Freddie Mac Pool #RA6694 2.00% 1/1/2052 (a)	395	320
Freddie Mac Pool #SD8188 2.00% 1/1/2052 (a)	303	246
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	100	81
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (a)	31,865	26,974
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	19,354	16,491
Freddie Mac Pool #QD5941 2.50% 1/1/2052 (a)	1,352	1,166
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (a)	1,308	1,107
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	954	810
Freddie Mac Pool #SD8189 2.50% 1/1/2052 (a)	385	328
Freddie Mac Pool #SD0871 2.50% 1/1/2052 (a)	375	317
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (a)	89	76
Freddie Mac Pool #QD6127 2.50% 1/1/2052 (a)	64	55
Freddie Mac Pool #RA7263 2.50% 1/1/2052 (a)	59	50
Freddie Mac Pool #QD5570 2.50% 1/1/2052 (a)	51	43
Freddie Mac Pool #QD5201 2.50% 1/1/2052 (a)	27	23
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	35,343	31,850
Freddie Mac Pool #QD5189 3.00% 1/1/2052 (a)	13,188	11,681
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (a)	5,906	5,233
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (a)	1,962	1,740
Freddie Mac Pool #SD0803 3.00% 1/1/2052 (a)	1,456	1,300
Freddie Mac Pool #RA6605 3.00% 1/1/2052 (a)	288	255
Freddie Mac Pool #QD7321 3.50% 1/1/2052 (a)	149	138
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	13,806	11,175
Freddie Mac Pool #QD6951 2.00% 2/1/2052 (a)	10,234	8,284
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	7,524	6,090
Freddie Mac Pool #QD7191 2.00% 2/1/2052 (a)	3,890	3,151
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	3,524	2,854
Freddie Mac Pool #QD8041 2.00% 2/1/2052 (a)	3,257	2,639
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	1,961	1,592
Freddie Mac Pool #QD9124 2.00% 2/1/2052 (a)	997	807
Freddie Mac Pool #RA7467 2.00% 2/1/2052 (a)	630	511
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	459	372
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	446	361
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (a)	429	347
Freddie Mac Pool #QD6139 2.00% 2/1/2052 (a)	59	48
Freddie Mac Pool #RA6774 2.00% 2/1/2052 (a)	52	43
Freddie Mac Pool #SD0881 2.50% 2/1/2052 (a)	12,180	10,445
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (a)	1,884	1,598
Freddie Mac Pool #RA6900 2.50% 2/1/2052 (a)	869	739
Freddie Mac Pool #QD7219 2.50% 2/1/2052 (a)	840	712
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	36	31
Freddie Mac Pool #RA6806 3.00% 2/1/2052 (a)	8,146	7,215
Freddie Mac Pool #RA6702 3.00% 2/1/2052 (a)	1,319	1,168
Freddie Mac Pool #QD7059 3.00% 2/1/2052 (a)	31	28

23	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	USD20,215	$18,986
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	4,204	3,917
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	249,718	202,667
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (a)	18,995	15,375
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	3,749	3,039
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (a)	2,000	1,619
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	954	772
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	929	753
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	899	728
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (a)	831	674
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	498	403
Freddie Mac Pool #QE2318 2.00% 3/1/2052 (a)	89	73
Freddie Mac Pool #SD1450 2.50% 3/1/2052 (a)	2,336	2,019
Freddie Mac Pool #SD2964 2.50% 3/1/2052 (a)	2,161	1,829
Freddie Mac Pool #QD8966 2.50% 3/1/2052 (a)	803	684
Freddie Mac Pool #QD9176 2.50% 3/1/2052 (a)	429	363
Freddie Mac Pool #SD3415 2.50% 3/1/2052 (a)	230	196
Freddie Mac Pool #QE0615 2.50% 3/1/2052 (a)	116	98
Freddie Mac Pool #SD1660 2.50% 3/1/2052 (a)	96	81
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (a)	87	74
Freddie Mac Pool #RA7020 2.50% 3/1/2052 (a)	70	60
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	26,901	24,233
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (a)	1,971	1,828
Freddie Mac Pool #QD8689 3.50% 3/1/2052 (a)	968	897
Freddie Mac Pool #QD9030 3.50% 3/1/2052 (a)	642	596
Freddie Mac Pool #QD7942 3.50% 3/1/2052 (a)	623	580
Freddie Mac Pool #QD8208 3.50% 3/1/2052 (a)	34	32
Freddie Mac Pool #QD9527 4.00% 3/1/2052 (a)	11	11
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	3,107	2,521
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (a)	1,144	926
Freddie Mac Pool #QE1586 2.00% 4/1/2052 (a)	1,017	824
Freddie Mac Pool #QE4412 2.00% 4/1/2052 (a)	93	76
Freddie Mac Pool #QE0024 2.00% 4/1/2052 (a)	58	47
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (a)	23,346	20,126
Freddie Mac Pool #SD6089 2.50% 4/1/2052 (a)	6,194	5,276
Freddie Mac Pool #SD8205 2.50% 4/1/2052 (a)	5,892	5,013
Freddie Mac Pool #SD6081 2.50% 4/1/2052 (a)	4,429	3,761
Freddie Mac Pool #QD9578 2.50% 4/1/2052 (a)	3,340	2,843
Freddie Mac Pool #QE0374 2.50% 4/1/2052 (a)	2,241	1,906
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (a)	2,054	1,746
Freddie Mac Pool #QE0799 2.50% 4/1/2052 (a)	1,630	1,383
Freddie Mac Pool #QE2317 2.50% 4/1/2052 (a)	1,553	1,320
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	1,294	1,098
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (a)	1,045	887
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	968	820
Freddie Mac Pool #QE5290 2.50% 4/1/2052 (a)	919	778
Freddie Mac Pool #QE2310 2.50% 4/1/2052 (a)	590	503
Freddie Mac Pool #QD9911 2.50% 4/1/2052 (a)	159	135
Freddie Mac Pool #QE2101 2.50% 4/1/2052 (a)	57	49
Freddie Mac Pool #QE0764 3.00% 4/1/2052 (a)	209	186
Freddie Mac Pool #QD9838 3.50% 4/1/2052 (a)	399	370
Freddie Mac Pool #QE1173 3.50% 4/1/2052 (a)	277	257
Freddie Mac Pool #QE0744 3.50% 4/1/2052 (a)	99	92
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (a)	81	75
Freddie Mac Pool #QD9585 3.50% 4/1/2052 (a)	71	66
Freddie Mac Pool #RA7189 3.50% 4/1/2052 (a)	58	54
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	4,758	4,047
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	2,023	1,719
Freddie Mac Pool #QE2112 2.50% 5/1/2052 (a)	415	353
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	44	37
Freddie Mac Pool #8D0226 2.544% 5/1/2052 (a)(c)	7,805	7,240
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	386,662	343,439
Freddie Mac Pool #RA7374 3.00% 5/1/2052 (a)	806	714
Freddie Mac Pool #QE5589 3.50% 5/1/2052 (a)	644	597
Freddie Mac Pool #QE5301 3.50% 5/1/2052 (a)	533	494
Freddie Mac Pool #QE1237 3.50% 5/1/2052 (a)	186	172

The Bond Fund of America	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	USD24,799	$20,136
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (a)	4,639	3,759
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	868	735
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (a)	319	271
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	181,998	161,387
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	30,683	27,178
Freddie Mac Pool #SD1844 3.00% 6/1/2052 (a)	100	89
Freddie Mac Pool #QE3449 3.00% 6/1/2052 (a)	58	52
Freddie Mac Pool #SL1564 3.00% 6/1/2052 (a)	49	43
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (a)	108	100
Freddie Mac Pool #SD3245 4.00% 6/1/2052 (a)	36,224	34,992
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	20,660	20,260
Freddie Mac Pool #RA7502 5.00% 6/1/2052 (a)	109	109
Freddie Mac Pool #SD8240 2.00% 7/1/2052 (a)	414	336
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (a)	41,751	35,405
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (a)	40,995	34,790
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	40,180	34,013
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	830	703
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (a)	793	674
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	359	304
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	45	39
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	7,063	6,263
Freddie Mac Pool #SD4673 3.00% 7/1/2052 (a)	1,536	1,361
Freddie Mac Pool #QE5364 3.00% 7/1/2052 (a)	25	23
Freddie Mac Pool #QE8277 3.50% 7/1/2052 (a)	29	27
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (a)	4,852	4,633
Freddie Mac Pool #QE8533 4.00% 7/1/2052 (a)	162	155
Freddie Mac Pool #QE5750 5.00% 7/1/2052 (a)	26,148	26,205
Freddie Mac Pool #QE6185 5.00% 7/1/2052 (a)	584	586
Freddie Mac Pool #RA7618 5.00% 7/1/2052 (a)	318	319
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	413	335
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (a)	1,680	1,428
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	25,184	22,564
Freddie Mac Pool #SL1039 3.00% 8/1/2052 (a)	12,681	11,232
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (a)	559	496
Freddie Mac Pool #SD7346 3.00% 8/1/2052 (a)	104	93
Freddie Mac Pool #SD8237 4.00% 8/1/2052 (a)	728	695
Freddie Mac Pool #QE9260 4.00% 8/1/2052 (a)	238	227
Freddie Mac Pool #RA7772 4.00% 8/1/2052 (a)	151	144
Freddie Mac Pool #QE7412 4.00% 8/1/2052 (a)	90	86
Freddie Mac Pool #QE7539 4.50% 8/1/2052 (a)	5,896	5,781
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	501	493
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	27	27
Freddie Mac Pool #QE7987 5.50% 8/1/2052 (a)	172	175
Freddie Mac Pool #QF0977 2.00% 9/1/2052 (a)	245	198
Freddie Mac Pool #SD7060 2.00% 9/1/2052 (a)	95	77
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (a)	98	83
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	9,795	8,686
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (a)	633	561
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (a)	392	364
Freddie Mac Pool #QE9349 4.00% 9/1/2052 (a)	288	275
Freddie Mac Pool #RA7918 4.00% 9/1/2052 (a)	288	273
Freddie Mac Pool #QF0666 4.00% 9/1/2052 (a)	219	209
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	2,203	2,161
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	514	506
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	323	317
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	7,790	7,822
Freddie Mac Pool #QF2693 2.00% 10/1/2052 (a)	944	765
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (a)	841	714
Freddie Mac Pool #SD2079 4.00% 10/1/2052 (a)	5,167	4,934
Freddie Mac Pool #QF2221 4.00% 10/1/2052 (a)	3,599	3,432
Freddie Mac Pool #QF1560 4.00% 10/1/2052 (a)	430	411
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (a)	234	224
Freddie Mac Pool #QF1254 4.50% 10/1/2052 (a)	8,603	8,436
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (a)	3,199	3,137
Freddie Mac Pool #SD8257 4.50% 10/1/2052 (a)	2,932	2,876

25	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF2368 4.50% 10/1/2052 (a)	USD2,461	$2,415
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	216	212
Freddie Mac Pool #QF2009 4.50% 10/1/2052 (a)	181	177
Freddie Mac Pool #QF1352 5.00% 10/1/2052 (a)	21,622	21,664
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	39,162	40,028
Freddie Mac Pool #SD8291 2.50% 11/1/2052 (a)	661	561
Freddie Mac Pool #SD7486 2.50% 11/1/2052 (a)	198	169
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	80,398	77,540
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	27,781	26,909
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	3,909	3,833
Freddie Mac Pool #QF2960 4.50% 11/1/2052 (a)	2,705	2,651
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	49,723	50,621
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	2,474	2,192
Freddie Mac Pool #SD8272 3.00% 12/1/2052 (a)	825	731
Freddie Mac Pool #QF5344 3.00% 12/1/2052 (a)	448	396
Freddie Mac Pool #SD2066 4.00% 12/1/2052 (a)	1,788	1,699
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	76,049	76,199
Freddie Mac Pool #QF4623 5.00% 12/1/2052 (a)	74,165	74,308
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (a)	6,233	6,334
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	8,346	8,685
Freddie Mac Pool #SD8284 3.00% 1/1/2053 (a)	360	319
Freddie Mac Pool #SD8285 3.50% 1/1/2053 (a)	210	195
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (a)	10,420	9,947
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	18,964	18,591
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	1,330	1,333
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	31,271	32,255
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	20,377	21,121
Freddie Mac Pool #QF6121 6.00% 1/1/2053 (a)	272	281
Freddie Mac Pool #SD2246 6.00% 1/1/2053 (a)	52	54
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (a)	965	855
Freddie Mac Pool #QF7852 4.00% 2/1/2053 (a)	1,701	1,620
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	17,630	17,663
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	67,818	69,114
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	4,583	4,663
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (a)	3,773	3,841
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (a)	706	718
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (a)	424	432
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	13,475	13,899
Freddie Mac Pool #SD2618 6.00% 2/1/2053 (a)	12	12
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	145	138
Freddie Mac Pool #SD8306 4.50% 3/1/2053 (a)	341	334
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	17,860	18,173
Freddie Mac Pool #QF9076 5.50% 3/1/2053 (a)	6,928	7,050
Freddie Mac Pool #RA9021 2.50% 4/1/2053 (a)	25	21
Freddie Mac Pool #QG0719 4.00% 4/1/2053 (a)	2,437	2,317
Freddie Mac Pool #QG2329 4.00% 4/1/2053 (a)	142	136
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	15,724	15,801
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	3,088	3,082
Freddie Mac Pool #QG0749 5.00% 4/1/2053 (a)	2,297	2,295
Freddie Mac Pool #QG1829 5.00% 4/1/2053 (a)	267	266
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	21,240	21,594
Freddie Mac Pool #QG1266 5.50% 4/1/2053 (a)	94	96
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (a)	400	380
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	221	217
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	27,668	27,717
Freddie Mac Pool #QG3743 5.00% 5/1/2053 (a)	4,354	4,358
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	94,825	96,526
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	36,057	36,590
Freddie Mac Pool #QG3382 5.50% 5/1/2053 (a)	5,661	5,764
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,211	3,279
Freddie Mac Pool #QG1719 5.50% 5/1/2053 (a)	45	46
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	90,625	93,416
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	15,501	15,989
Freddie Mac Pool #QG4998 3.00% 6/1/2053 (a)	3,000	2,657
Freddie Mac Pool #SD3214 4.00% 6/1/2053 (a)	18,043	17,221
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (a)	11,047	10,498

The Bond Fund of America	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8328 4.50% 6/1/2053 (a)	USD10,920	$10,683
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	8,560	8,573
Freddie Mac Pool #QG4778 5.00% 6/1/2053 (a)	268	269
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	106,066	107,895
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (a)	13,018	13,244
Freddie Mac Pool #QG5097 5.50% 6/1/2053 (a)	6,820	6,942
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (a)	6,692	6,832
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (a)	27	28
Freddie Mac Pool #QG3775 5.50% 6/1/2053 (a)	19	20
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	52,595	54,203
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	43,485	44,815
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	19,687	20,282
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	15,731	16,335
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	14,243	14,676
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	9,259	9,597
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	7,883	8,233
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	2,707	2,790
Freddie Mac Pool #QG4096 6.00% 6/1/2053 (a)	460	473
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	6,153	6,441
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	5,333	5,587
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	5,058	5,340
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	4,975	5,247
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	3,486	3,683
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	2,798	2,947
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	1,694	1,765
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	1,581	1,688
Freddie Mac Pool #QG9079 5.00% 7/1/2053 (a)	2,287	2,291
Freddie Mac Pool #QG7072 5.00% 7/1/2053 (a)	1,498	1,498
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	380	380
Freddie Mac Pool #QG6394 5.00% 7/1/2053 (a)	181	181
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	43,495	44,255
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	7,797	7,942
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	20,020	20,638
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	15,238	15,691
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	4,581	4,739
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	576	600
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	4,559	4,338
Freddie Mac Pool #SD4999 5.00% 8/1/2053 (a)	5,378	5,388
Freddie Mac Pool #QG9140 5.00% 8/1/2053 (a)	258	258
Freddie Mac Pool #SD3559 5.50% 8/1/2053 (a)	4,432	4,530
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	72,360	74,621
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	498	513
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	30,824	31,355
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	29,299	30,475
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	10,676	11,081
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	3,054	3,146
Freddie Mac Pool #SD3859 6.50% 9/1/2053 (a)	14,503	15,250
Freddie Mac Pool #SD3858 6.50% 9/1/2053 (a)	30	31
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (a)	79,678	70,665
Freddie Mac Pool #SL2623 3.00% 10/1/2053 (a)	30,252	26,795
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (a)	8,665	7,683
Freddie Mac Pool #SL1763 3.00% 10/1/2053 (a)	57	50
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	5,690	5,701
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	20,093	20,421
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	68,564	70,587
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	6,344	6,535
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	6,129	6,379
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (a)	289	275
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	5,460	5,340
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	91,039	91,154
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	7,499	7,609
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	17,097	17,591
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	9,364	9,763
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	286	297
Freddie Mac Pool #QH6697 3.50% 12/1/2053 (a)	543	503
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (a)	1,092	1,037

27	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD4842 6.00% 12/1/2053 (a)	USD70,669	$72,839
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	9,543	9,833
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	8,172	8,507
Freddie Mac Pool #QH5945 6.50% 12/1/2053 (a)	17,952	18,708
Freddie Mac Pool #QH7176 6.50% 12/1/2053 (a)	26	27
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	5,122	4,147
Freddie Mac Pool #SD5500 2.00% 1/1/2054 (a)	175	142
Freddie Mac Pool #SD4816 2.50% 1/1/2054 (a)	2,244	1,903
Freddie Mac Pool #SD6706 4.50% 1/1/2054 (a)	47,495	46,514
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	48,993	50,502
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	24,112	24,818
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	4,160	4,339
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	993	1,042
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	484	505
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	1,337	1,270
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	9,805	9,960
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	24,512	25,243
Freddie Mac Pool #SD4896 6.00% 2/1/2054 (a)	14,726	15,181
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	10,420	10,715
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	6,383	6,635
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,478	4,607
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	31,428	32,907
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	12,448	12,971
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	54,931	55,775
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	27,741	28,305
Freddie Mac Pool #SD5117 6.00% 3/1/2054 (a)	45,695	47,309
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	5,424	5,583
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	4,272	4,447
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	17,498	17,884
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	5,311	5,399
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	39,234	40,602
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	25,806	26,864
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	16,273	16,845
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	11,431	11,810
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	312	324
Freddie Mac Pool #RJ1879 6.00% 4/1/2054 (a)	190	196
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	8,306	8,723
Freddie Mac Pool #QI2664 6.50% 4/1/2054 (a)	5,351	5,571
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (a)	1,945	2,026
Freddie Mac Pool #RJ1873 2.50% 5/1/2054 (a)	948	803
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	34,190	34,999
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (a)	15,515	15,886
Freddie Mac Pool #QI5369 5.50% 5/1/2054 (a)	10,226	10,382
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	5,675	5,768
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	60,174	62,132
Freddie Mac Pool #RJ1431 6.00% 5/1/2054 (a)	9,904	10,211
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	6,018	6,183
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	421	438
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	53,013	55,491
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	14,528	15,188
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	12,980	13,642
Freddie Mac Pool #RJ1441 6.50% 5/1/2054 (a)	5,596	5,859
Freddie Mac Pool #QI5490 6.50% 5/1/2054 (a)	3,370	3,503
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	4,261	4,276
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	51,504	52,601
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	7,660	7,830
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	35,443	36,668
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	26,716	27,628
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	25,097	26,087
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	291	299
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (a)	277	285
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	61,317	63,831
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	31,560	33,240
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	22,693	23,754
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,393	4,614
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	582	614

The Bond Fund of America	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	USD32,739	$33,222
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	16,076	16,399
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	11,208	11,431
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	58,630	60,632
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	47,096	49,140
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	20,718	21,355
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	15,048	15,460
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	9,057	9,339
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	5,715	5,889
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	3,729	3,847
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	555	572
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (a)	523	537
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	56,212	58,431
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	17,165	18,014
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	7,881	8,204
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	2,347	2,457
Freddie Mac Pool #QJ0141 6.50% 7/1/2054 (a)	1,337	1,398
Freddie Mac Pool #QJ0143 6.50% 7/1/2054 (a)	17	18
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	15,565	15,641
Freddie Mac Pool #RJ2194 5.00% 8/1/2054 (a)	13,156	13,238
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	9,949	9,950
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	6,396	6,412
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	45,739	46,505
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	28,510	29,002
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	26,666	27,149
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	9,997	10,217
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	4,817	4,910
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	34,328	35,339
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	16,659	17,170
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	12,154	12,486
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	4,975	5,119
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	3,606	3,753
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	2,291	2,369
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (a)	1,036	1,065
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	469	483
Freddie Mac Pool #QJ1787 6.00% 8/1/2054 (a)	56	58
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	52,075	54,131
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	35,903	37,582
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	17,365	18,177
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	12,919	13,500
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	6,781	7,074
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	6,540	6,859
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,133	2,234
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (a)	794	826
Freddie Mac Pool #QJ3674 4.00% 9/1/2054 (a)	996	946
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	56,120	57,060
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	40,600	41,561
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	36,781	37,444
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	19,794	20,086
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (a)	11,799	12,000
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	10,639	10,803
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	7,714	7,895
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	33,158	34,505
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	8,078	8,329
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	4,241	4,385
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	4,014	4,178
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	3,913	4,072
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	2,397	2,471
Freddie Mac Pool #QJ3870 6.00% 9/1/2054 (a)	1,654	1,700
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	1,383	1,421
Freddie Mac Pool #QJ3734 6.00% 9/1/2054 (a)	835	858
Freddie Mac Pool #QJ3295 6.00% 9/1/2054 (a)	288	296
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	21,673	22,806
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	16,633	17,290
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	16,160	16,887
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	15,973	16,642

29	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6404 6.50% 9/1/2054 (a)	USD9,035	$9,426
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	7,622	7,953
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	6,877	7,218
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	4,643	4,843
Freddie Mac Pool #QJ3251 6.50% 9/1/2054 (a)	4,059	4,229
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,190	3,330
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	2,693	2,810
Freddie Mac Pool #QJ3540 6.50% 9/1/2054 (a)	1,240	1,294
Freddie Mac Pool #QJ6847 4.00% 10/1/2054 (a)	2,772	2,632
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	177	177
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	51,036	51,988
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	6,485	6,582
Freddie Mac Pool #RJ2622 5.50% 10/1/2054 (a)	58	59
Freddie Mac Pool #QJ5370 6.00% 10/1/2054 (a)	7,733	8,004
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (a)	1,758	1,807
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (a)	353	363
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	25	26
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	37,850	39,436
Freddie Mac Pool #QJ7032 6.50% 10/1/2054 (a)	7,376	7,670
Freddie Mac Pool #QJ6336 6.50% 10/1/2054 (a)	191	199
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	24,252	23,025
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (a)	21,029	20,663
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	12,360	12,079
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	18,685	18,668
Freddie Mac Pool #SD8474 5.00% 11/1/2054 (a)	5,225	5,215
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (a)	97	97
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	115,506	117,210
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (a)	25,464	25,885
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	4,131	4,196
Freddie Mac Pool #QJ8904 5.50% 11/1/2054 (a)	261	265
Freddie Mac Pool #QJ8523 5.50% 11/1/2054 (a)	30	30
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	8,791	9,046
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (a)	3,929	4,037
Freddie Mac Pool #SD8476 6.00% 11/1/2054 (a)	31	31
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (a)	13,030	12,370
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	50,180	50,374
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	39,365	39,291
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	18,098	18,163
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	12,965	12,945
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	12,415	12,458
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	4,113	4,127
Freddie Mac Pool #QX1754 5.50% 12/1/2054 (a)	21,514	21,939
Freddie Mac Pool #RJ3078 5.50% 12/1/2054 (a)	12,974	13,244
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	6,183	6,275
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	863	879
Freddie Mac Pool #QJ9949 6.00% 12/1/2054 (a)	2,203	2,264
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (a)	2,148	2,206
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	2,120	2,185
Freddie Mac Pool #QX2195 6.00% 12/1/2054 (a)	908	933
Freddie Mac Pool #QX1463 6.00% 12/1/2054 (a)	371	381
Freddie Mac Pool #RJ3594 7.00% 12/1/2054 (a)	477	502
Freddie Mac Pool #RJ3291 5.50% 1/1/2055 (a)	27,349	27,878
Freddie Mac Pool #QX2812 5.50% 1/1/2055 (a)	8,843	9,020
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	7,620	7,732
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	41,424	42,898
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	23,073	23,704
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	17,307	18,017
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	12,570	13,030
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	4,458	4,581
Freddie Mac Pool #QX2593 6.00% 1/1/2055 (a)	2,723	2,799
Freddie Mac Pool #QX3511 6.00% 1/1/2055 (a)	2,270	2,333
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	13,205	13,893
Freddie Mac Pool #QX2869 7.00% 1/1/2055 (a)	1,000	1,055
Freddie Mac Pool #QX4632 7.00% 1/1/2055 (a)	954	1,009
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (a)	3,597	3,415
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	18,899	18,465

The Bond Fund of America	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (a)	USD12,145	$12,121
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	12,964	13,156
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	33,086	33,992
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	13,972	14,449
Freddie Mac Pool #RJ4076 6.00% 2/1/2055 (a)	699	718
Freddie Mac Pool #QX5000 6.00% 2/1/2055 (a)	670	689
Freddie Mac Pool #QX6204 6.00% 2/1/2055 (a)	385	395
Freddie Mac Pool #QX5276 6.00% 2/1/2055 (a)	167	171
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (a)	34	35
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (a)	1,672	1,746
Freddie Mac Pool #QX6910 7.00% 2/1/2055 (a)	1,000	1,053
Freddie Mac Pool #SD8529 3.50% 3/1/2055 (a)	8,999	8,345
Freddie Mac Pool #SD8520 3.50% 3/1/2055 (a)	1,000	927
Freddie Mac Pool #SD8512 4.00% 3/1/2055 (a)	1,653	1,570
Freddie Mac Pool #QX7597 4.00% 3/1/2055 (a)	946	898
Freddie Mac Pool #QX8690 4.00% 3/1/2055 (a)	500	475
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	777	789
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	32,314	33,200
Freddie Mac Pool #QX8129 6.00% 3/1/2055 (a)	1,294	1,332
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (a)	919	944
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (a)	858	888
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (a)	457	470
Freddie Mac Pool #QX8824 6.00% 3/1/2055 (a)	25	26
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	52,315	54,380
Freddie Mac Pool #QX8778 6.50% 3/1/2055 (a)	3,164	3,334
Freddie Mac Pool #QX9148 6.50% 3/1/2055 (a)	2,902	3,045
Freddie Mac Pool #QX9677 6.50% 3/1/2055 (a)	1,226	1,275
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	546	572
Freddie Mac Pool #QX8699 7.00% 3/1/2055 (a)	233	246
Freddie Mac Pool #SD8521 4.00% 4/1/2055 (a)	26,678	25,327
Freddie Mac Pool #QX9668 4.00% 4/1/2055 (a)	1,000	949
Freddie Mac Pool #QY0231 4.00% 4/1/2055 (a)	711	675
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	6,845	6,842
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	67,158	69,004
Freddie Mac Pool #QY0860 6.00% 4/1/2055 (a)	10,234	10,517
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	6,417	6,594
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	4,485	4,608
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (a)	2,684	2,758
Freddie Mac Pool #QY3388 6.00% 4/1/2055 (a)	1,694	1,740
Freddie Mac Pool #QY1235 6.00% 4/1/2055 (a)	1,264	1,299
Freddie Mac Pool #QY0320 6.00% 4/1/2055 (a)	771	800
Freddie Mac Pool #QY0962 6.00% 4/1/2055 (a)	646	664
Freddie Mac Pool #QY1065 6.00% 4/1/2055 (a)	575	591
Freddie Mac Pool #QY1233 6.00% 4/1/2055 (a)	554	569
Freddie Mac Pool #QY1288 6.00% 4/1/2055 (a)	464	477
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (a)	79	81
Freddie Mac Pool #QX9257 6.00% 4/1/2055 (a)	48	50
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (a)	1,000	927
Freddie Mac Pool #SD8530 4.00% 5/1/2055 (a)	6,999	6,643
Freddie Mac Pool #QY2903 4.00% 5/1/2055 (a)	2,911	2,763
Freddie Mac Pool #QY3408 4.00% 5/1/2055 (a)	886	841
Freddie Mac Pool #RQ0019 4.00% 5/1/2055 (a)	397	377
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	6,372	6,359
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	44,513	45,169
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (a)	12,662	12,846
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	33,415	34,337
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (a)	5,363	5,511
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	2,233	2,294
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (a)	1,991	2,046
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	1,328	1,365
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (a)	914	939
Freddie Mac Pool #QY1975 6.00% 5/1/2055 (a)	632	653
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (a)	399	410
Freddie Mac Pool #SD8536 7.00% 5/1/2055 (a)	70,756	74,439
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (a)	42	44
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	7,805	7,790

31	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	USD11,149	$11,313
Freddie Mac Pool #QY6174 6.00% 6/1/2055 (a)	2,592	2,664
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	110,615	114,981
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (a)	14	13
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (a)	2,674	2,668
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	97,065	98,474
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	263,364	270,502
Freddie Mac Pool #QY8509 6.00% 7/1/2055 (a)	12,502	12,850
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	10,893	11,198
Freddie Mac Pool #QY7784 6.00% 7/1/2055 (a)	8,598	8,836
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)	2,588	2,660
Freddie Mac Pool #QY8512 6.00% 7/1/2055 (a)	454	467
Freddie Mac Pool #QY8178 6.00% 7/1/2055 (a)	25	26
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	49,674	51,634
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (a)	43,000	44,690
Freddie Mac Pool #QY9739 4.00% 8/1/2055 (a)	916	870
Freddie Mac Pool #RQ0037 4.00% 8/1/2055 (a)	93	88
Freddie Mac Pool #RQ0040 5.50% 8/1/2055 (a)	4,837	4,907
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	76,426	78,497
Freddie Mac Pool #QZ2481 4.00% 9/1/2055 (a)	843	800
Freddie Mac Pool #QZ2718 4.00% 9/1/2055 (a)	500	475
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (a)	384	389
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	32,069	32,955
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (a)	16,042	16,275
Freddie Mac Pool #RQ0061 4.00% 11/1/2055 (a)	5,000	4,746
Freddie Mac Pool #QZ7948 4.00% 11/1/2055 (a)	948	899
Freddie Mac Pool #RQ0073 4.00% 12/1/2055 (a)	1,000	949
Freddie Mac Pool #TA0267 4.00% 12/1/2055 (a)	85	81
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (a)	2,638	2,504
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029 (a)	84	85
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029 (a)	2,069	1,954
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031 (a)	1,000	911
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (a)	7,924	7,153
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036 (a)	1,516	1,585
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037 (a)	1,083	1,129
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	642	669
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026 (a)	400	398
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028 (a)	3,000	2,878
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028 (a)	172	172
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028 (a)(c)	1,680	1,684
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029 (a)	2,113	2,010
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029 (a)	62	59
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 1/25/2030 (a)	23	21
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	116,127	117,833
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032 (a)	6,650	5,967
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (a)	7,501	6,776
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (a)	7,984	7,185
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032 (a)	5,000	4,500
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032 (a)	3,551	3,209
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(c)	24,842	25,004
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036 (a)	171	156
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036 (a)	167	138
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	555	490
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036 (a)	47	42
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036 (a)	41	36
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	18,494	17,675
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (a)	2,709	2,565
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	4,849	4,287
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (a)(c)	7,578	7,310
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	973	876
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	22,801	21,658
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	21,419	20,447
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	5,088	4,423
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(c)	7,150	6,542
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (a)	4,451	4,062
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (a)	3,736	3,691

The Bond Fund of America	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(c)	USD31,669	$31,100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	7,415	6,677
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	2,496	2,241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	903	884
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	2,096	1,879
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)	15,292	14,908
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	1,281	1,152
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (a)	362	355
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	67,885	63,949
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	35,131	30,883
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	13,228	13,012
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10,463	10,307
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (a)	37,376	36,017
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	18,619	17,709
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	26,324	25,684
Government National Mortgage Assn. 2.50% 1/1/2056 (a)(e)	20,156	17,389
Government National Mortgage Assn. 5.50% 1/1/2056 (a)(e)	28,458	28,738
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028 (a)	146	144
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035 (a)	140	140
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039 (a)	244	247
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040 (a)	602	607
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	971	1,006
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041 (a)	57	56
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	886	905
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041 (a)	428	422
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041 (a)	94	92
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	2,716	2,687
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042 (a)	219	200
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043 (a)	722	658
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047 (a)	2,775	2,510
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047 (a)	1,057	956
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048 (a)	184	171
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048 (a)	1,452	1,348
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (a)	27	27
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048 (a)	1,149	1,065
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048 (a)	1,818	1,685
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (a)	1,577	1,563
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049 (a)	24	24
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049 (a)	114	114
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	8,000	7,672
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049 (a)	1,386	1,374
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (a)	225	223
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	54	55
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049 (a)	1,360	1,343
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	51,529	47,536
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (a)	342	338
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	13,408	11,118
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	1,261	1,086
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	19,144	15,873
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (a)	15,605	15,490
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	40,194	34,416
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	26,189	22,368
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	30,222	25,877
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	8,163	6,959
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	29,214	25,014
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	8,359	7,220
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	9,665	8,347
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	1,505	1,297
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	5,960	5,148
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	2,675	2,294
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	472	408
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	84	73
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	17,399	15,665
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	964	832
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	13,186	11,872
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	32,298	29,767

33	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (a)	USD4,938	$4,543
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (a)	681	589
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	33,642	30,289
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	6,227	5,711
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	133,869	123,707
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	42,630	40,633
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	52,807	50,262
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (a)	3,391	3,111
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (a)	1,666	1,585
Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052 (a)	28	25
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052 (a)	1,023	975
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	26,634	25,384
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	17,345	16,537
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	166,630	163,425
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053 (a)	3,451	3,458
Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053 (a)	8,225	8,233
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	2,672	2,680
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	136,394	133,633
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	27,887	27,950
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	47,507	46,555
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	72,903	71,307
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (a)	39,047	39,146
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053 (a)	2,382	2,392
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	14,114	13,416
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (a)	556	506
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	165,490	161,457
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	20,794	21,032
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	2,245	2,271
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	29,655	29,972
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	17,072	17,255
Government National Mortgage Assn. Pool #MB0682 3.50% 10/20/2055 (a)	11,727	10,681
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (a)	4,985	4,540
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061 (a)	4	3
Government National Mortgage Assn. Pool #725876 4.88% 9/20/2061 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061 (a)	2	2
Government National Mortgage Assn. Pool #725879 4.88% 10/20/2061 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #AC1008 4.694% 10/20/2063 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #776095 4.738% 2/20/2064 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #AG8238 4.887% 12/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #AE9612 4.737% 1/20/2065 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	11,283	8,421
Uniform Mortgage-Backed Security 2.00% 1/1/2041 (a)(e)	42,000	38,896
Uniform Mortgage-Backed Security 2.50% 1/1/2041 (a)(e)	22,429	21,225
Uniform Mortgage-Backed Security 3.50% 1/1/2041 (a)(e)	37,000	35,974
Uniform Mortgage-Backed Security 4.00% 1/1/2041 (a)(e)	29,000	28,625
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(e)	162,652	131,519
Uniform Mortgage-Backed Security 2.50% 1/1/2056 (a)(e)	798,224	674,936
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (a)(e)	55,770	49,336
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(e)	2,249	2,079
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (a)(e)	35,512	33,689
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(e)	182,873	178,553
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (a)(e)	191,604	191,110
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(e)	6,850	6,947
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (a)(e)	573	588
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(e)	24,799	25,776
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (a)(e)	69,229	72,860
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (a)(e)	432,129	349,330
Uniform Mortgage-Backed Security 2.50% 2/1/2056 (a)(e)	448,209	378,912
Uniform Mortgage-Backed Security 3.00% 2/1/2056 (a)(e)	41,770	36,922
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(e)	533,328	491,433
Uniform Mortgage-Backed Security 4.00% 2/1/2056 (a)(e)	259,983	246,472

The Bond Fund of America	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.50% 2/1/2056 (a)(e)	USD104,596	$102,027
Uniform Mortgage-Backed Security 5.00% 2/1/2056 (a)(e)	73,196	72,930
Uniform Mortgage-Backed Security 7.00% 2/1/2056 (a)(e)	111,010	116,850
		24,914,471

Commercial mortgage-backed securities 2.53%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.494% 6/15/2040 (a)(c)(d)	39,600	39,813
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (a)(d)	3,963	3,876
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (a)(d)	914	906
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(d)	22,113	21,357
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (a)(d)	3,803	3,600
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (a)(d)	3,833	3,593
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (a)(d)	3,366	3,221
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (a)(d)	27,116	26,743
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.442% 7/15/2041 (a)(c)(d)	5,594	5,608
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (a)(c)(d)	11,688	11,935
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class B, 6.09% 11/10/2029 (a)(c)(d)	21,250	21,725
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.59% 11/10/2029 (a)(c)(d)	20,000	20,296
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (a)(c)(d)	26,562	27,183
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050 (a)	115	114
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (a)	1,639	1,626
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (a)	1,660	1,645
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	3,920	3,889
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	255	251
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054 (a)	134	132
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (a)	450	442
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (a)	230	235
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (a)(c)	5,777	5,993
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 7/15/2056 (a)(c)	1,940	2,052
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(c)	4,984	5,323
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(c)	3,632	3,875
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (a)	8,275	8,618
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (a)	5,110	5,355
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (a)	6,927	7,287
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,763	3,938
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (a)(c)	5,258	5,533
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (a)(c)	7,094	7,425
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (a)(c)	13,090	13,709
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (a)(c)	2,300	2,365
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060 (a)	3,750	3,703
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (a)	510	506
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	312	308
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061 (a)	500	498
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (a)(c)	6,116	6,120
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	9,039	8,570
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061 (a)(c)	250	250
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061 (a)	477	477
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (a)	5,000	4,817
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062 (a)	2,000	1,896
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	1,654	1,519
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (a)(c)	1,685	1,734
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.669% 3/15/2037 (a)(c)(d)	1,574	1,493
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (a)(c)	160	159
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (a)	1,087	1,128
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (a)(c)	600	646
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056 (a)(c)	796	852
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (a)(c)	6,782	7,033
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(c)	394	417
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (a)	3,475	3,442
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (a)(c)	1,906	1,892
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051 (a)(c)	90	90
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	6,351	6,305
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052 (a)	5,135	5,058

35	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (a)	USD944	$854
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053 (a)	1,000	999
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(c)	13,158	13,220
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (a)	18,592	16,505
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (a)	9,000	7,973
Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053 (a)	1,450	1,255
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (a)	1,600	1,403
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054 (a)	6,750	6,107
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (a)	24,661	22,201
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054 (a)	3,785	3,380
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054 (a)	5,000	4,485
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055 (a)	3,000	2,798
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (a)(c)	1,822	1,704
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (a)(c)	15,869	16,759
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)(c)	1,681	1,754
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (a)	35,114	36,756
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (a)(c)	16,299	17,041
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (a)(c)	4,967	5,248
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (a)	730	694
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (a)	6,702	6,969
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (a)(c)	2,180	2,271
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (a)	2,293	2,362
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (a)(c)	25,295	26,604
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)(c)	14,669	15,348
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062 (a)	493	481
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062 (a)	5,000	4,741
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.242% 7/15/2039 (a)(c)(d)	34,299	34,352
BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 5.80% 7/15/2039 (a)(c)(d)	9,118	9,138
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (a)(c)	400	406
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (a)	404	423
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (a)(c)	3,833	4,015
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (a)(c)	2,661	2,812
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (a)(c)	2,710	2,874
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (a)(c)	6,880	7,382
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(c)	2,955	3,100
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (a)	6,231	6,412
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (a)(c)	25,940	27,023
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (a)(c)	10,710	11,137
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)(c)	25,292	26,496
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (a)(c)	10,769	11,302
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.122% 6/15/2041 (a)(c)(d)	4,990	5,003
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.45% 12/15/2042 (a)(c)(d)	34,256	34,358
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.75% 12/15/2042 (a)(c)(d)	3,170	3,180
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (a)(c)(d)	53,930	54,085
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.044% 12/15/2039 (a)(c)(d)	25,023	25,052
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.393% 12/15/2039 (a)(c)(d)	5,438	5,458
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (a)(c)(d)	26,199	26,230
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 4.612% 11/15/2036 (a)(c)(d)	63,396	63,364
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (a)(c)(d)	17,868	17,898
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (a)(c)(d)	51,718	51,698
BX Trust, Series 2024-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 5.242% 6/15/2041 (a)(c)(d)	2,500	2,502
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (a)(c)(d)	12,836	13,023
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (a)(c)(d)	49,530	49,689
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 11/15/2041 (a)(c)(d)	47,843	47,933
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.292% 11/15/2041 (a)(c)(d)	42,027	42,122
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.492% 11/15/2041 (a)(c)(d)	10,568	10,597
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.642% 11/15/2041 (a)(c)(d)	19,741	19,809
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(d)	18,146	18,647
BX Trust, Series 2025-BIO3, Class D, 6.961% 2/10/2042 (a)(c)(d)	960	976
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(c)(d)	27,000	27,279
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.507% 12/15/2042 (a)(c)(d)	13,110	13,148

The Bond Fund of America	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.757% 12/15/2042 (a)(c)(d)	USD1,101	$1,104
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(c)(d)	58,767	58,910
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.10% 12/15/2044 (a)(c)(d)	8,994	9,041
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.75% 12/15/2044 (a)(c)(d)	1,395	1,399
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (a)(d)	5,963	5,857
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (a)(c)(d)	8,629	8,653
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.091% 7/15/2041 (a)(c)(d)	7,911	7,945
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (a)(c)(d)	12,291	12,289
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.79% 8/15/2041 (a)(c)(d)	4,807	4,815
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (a)	1,000	977
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (a)	5,888	5,817
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (a)(c)(d)	5,000	5,212
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	140,201	144,570
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	611	608
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049 (a)	644	644
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (a)	500	494
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050 (a)	5,947	5,861
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050 (a)	2,930	2,892
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056 (a)	200	189
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (a)	4,000	3,958
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050 (a)	825	816
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050 (a)	2,261	2,232
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (a)	805	754
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (a)(c)	429	411
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (a)	2,330	2,294
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (a)	56	55
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052 (a)	2,000	1,890
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(c)(d)	63,667	65,386
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(d)	6,865	7,075
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(d)	7,957	8,210
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (a)(c)(d)	6,119	6,336
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	500	496
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(c)(d)	27,401	27,980
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (a)(c)(d)	10,124	10,184
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (a)(c)(d)	7,008	7,049
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (a)(c)(d)	22,890	22,957
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.35% 10/15/2042 (a)(c)(d)	5,070	5,086
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 5.60% 10/15/2042 (a)(c)(d)	3,520	3,532
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.35% 10/15/2042 (a)(c)(d)	6,120	6,174
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (a)(d)	8,384	8,370
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)(c)	1,520	1,559
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (a)(c)(d)	3,468	3,480
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (a)(d)	16,156	16,454
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.561% 8/15/2039 (a)(c)(d)	29,925	30,042
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (a)(d)	6,073	5,456
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.441% 5/15/2041 (a)(c)(d)	16,268	16,333
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(c)(d)	15,326	15,510
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049 (a)	1,893	1,881
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049 (a)(c)	2,654	2,638
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (a)	378	374
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050 (a)	855	845
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	3,000	2,963
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (a)(c)	1,526	1,478
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	255	251
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053 (a)	174	164
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	7,483	6,891
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (a)	1,556	1,375
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (a)(c)(d)	55,153	55,275
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.493% 3/15/2042 (a)(c)(d)	7,392	7,415

37	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.792% 3/15/2042 (a)(c)(d)	USD1,408	$1,414
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 3/15/2042 (a)(c)(d)	5,975	6,011
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(c)(d)	12,107	12,567
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (a)(c)(d)	1,404	1,422
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (a)(c)(d)	89,186	92,543
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (a)(c)(d)	34,939	35,026
INTOWN Mortgage Trust, Series 2025-STAY, Class B, (1-month USD CME Term SOFR + 1.75%) 5.50% 3/15/2042 (a)(c)(d)	10,000	10,022
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (a)(d)	9,183	8,952
Invitation Homes Trust, Series 24-SFR1, Class A, 4.00% 9/17/2041 (a)(d)	1,802	1,776
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.536% 9/15/2047 (a)(c)	100	97
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (a)	1,259	1,225
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	1,600	1,583
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	1,683	1,655
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052 (a)	975	892
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(d)	23,980	21,705
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(c)	5,095	5,054
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (a)	1,000	994
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.343% 11/15/2039 (a)(c)(d)	4,950	4,966
LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041 (a)(c)(d)	1,912	1,943
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	269	265
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049 (a)	162	161
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049 (a)	3,000	2,964
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	5,280	5,239
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (a)	2,530	2,631
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (a)(c)	120	113
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2053 (a)(c)(d)	2,710	2,796
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (a)(c)(d)	3,864	3,918
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 7.724% 7/25/2054 (a)(c)(d)	4,044	4,170
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (a)(c)(d)	6,308	6,343
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.974% 5/25/2055 (a)(c)(d)	6,296	6,325
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (a)(c)(d)	6,497	6,840
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (a)(c)(d)	1,848	1,930
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(c)(d)	10,329	10,359
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (a)(c)(d)	3,498	3,509
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 5.442% 2/15/2042 (a)(c)(d)	11,881	11,865
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(d)	4,543	4,345
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (a)(d)	1,000	942
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.25% 9/15/2042 (a)(c)(d)	20,568	20,632
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (a)(c)(d)	7,079	7,078
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.491% 5/15/2039 (a)(c)(d)	486	485
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.015% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(d)(f)	14,100	14,080
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.365% 5/15/2038 (a)(c)(d)	1,500	1,494
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (a)	9,097	9,073
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(d)	23,334	20,887
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.595% 11/15/2038 (a)(c)(d)	43,155	43,146
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.75% 1/15/2039 (a)(c)(d)	55,785	55,799
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (a)(c)(d)	21,716	21,548
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 5.592% 2/15/2042 (a)(c)(d)	9,804	9,734

The Bond Fund of America	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (a)	USD250	$247
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.242% 11/15/2041 (a)(c)(d)	40,000	40,100
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.592% 11/15/2041 (a)(c)(d)	9,796	9,847
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 5.991% 11/15/2041 (a)(c)(d)	2,400	2,416
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (a)(c)(d)	4,144	4,187
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (a)	6,190	6,159
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (a)	380	376
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	6,370	6,345
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (a)	421	414
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050 (a)	1,154	1,143
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (a)(c)	2,000	1,954
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051 (a)	6,500	6,481
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	3,898	3,728
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (a)(c)	2,520	2,416
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (a)	1,610	1,690
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)(c)	19,224	20,250
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (a)(c)	22,375	23,492
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.874% 9/15/2058 (a)(c)	434	414
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059 (a)	710	708
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059 (a)	3,853	3,812
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	510	507
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (a)(c)(d)	13,321	13,428
		2,504,949

Collateralized mortgage-backed obligations (privately originated) 2.18%
Angel Oak Mortgage Trust, Series 2023-6, Class A1, 6.50% 12/25/2067 (7.50% on 8/1/2027) (a)(d)(f)	5,192	5,236
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028) (a)(d)(f)	7,001	7,065
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (a)(d)(f)	26,615	26,827
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(d)(f)	6,533	6,567
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(c)(d)	7,238	6,565
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(d)	170	165
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(d)(f)	27,959	27,358
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(d)(f)	20,429	19,996
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(c)(d)	1,477	1,400
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(c)(d)	445	439
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(d)	2,256	2,083
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (a)(d)(f)	1,262	1,265
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026) (a)(d)(f)	2,297	2,296
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 6.435% 5/25/2063 (7.435% on 6/1/2027) (a)(d)(f)	2,789	2,800
BRAVO Residential Funding Trust, Series 2023-NQM7, Class A2, 7.383% 9/25/2063 (8.383% on 10/1/2027) (a)(d)(f)	4,089	4,136
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (a)(d)(f)	30,052	30,292
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (a)(d)(f)	9,906	9,981
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (a)(d)(f)	30,963	31,205
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (a)(d)(f)	15,735	15,879
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(f)	7,861	7,931
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (a)	1,255	1,205
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(f)	6,280	6,288
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(d)	1,683	1,678
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(d)	969	954
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(d)	43,956	43,151
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(d)(f)	14,131	13,990
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(d)(f)	2,800	2,734
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (a)	1,760	1,747
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (a)(c)(d)	13,010	11,497
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (a)(c)(d)	11,794	10,540
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064 (a)(c)(d)	4,316	3,817
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064 (a)(c)(d)	1,427	1,280

39	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (a)(c)(d)	USD51	$51
CIM Trust, Series 2020-R3, Class A1B, 4.00% 1/26/2060 (a)(c)(d)	3,657	3,349
CIM Trust, Series 2020-R3, Class A1A, 4.00% 1/26/2060 (a)(c)(d)	3,186	3,097
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	27,458	26,285
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (a)(c)(d)	12,556	10,144
CIM Trust, Series 2023-R1, Class A1A, 5.40% 4/25/2062 (a)(c)(d)	5,862	5,844
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (a)(c)(d)	6,388	6,361
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(d)(f)	13,698	13,664
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(c)(d)	300	284
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064 (a)(c)(d)	3,731	3,569
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M3, 3.00% 9/25/2064 (a)(c)(d)	1,500	1,285
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (a)(d)(f)	1,607	1,610
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(d)(f)	9,777	9,893
COLT Funding, LLC, Series 2023-3, Class A2, 7.432% 9/25/2068 (8.432% on 9/1/2027) (a)(d)(f)	2,028	2,051
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (a)(d)(f)	1,148	1,163
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (a)(d)(f)	10,048	10,117
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	3,761	3,429
Connecticut Avenue Securities Trust, Series 2018-C03, Class 1B1, (30-day Average USD-SOFR + 3.86%) 7.739% 10/25/2030 (a)(c)	8,385	8,958
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (a)(c)(d)	8,858	9,038
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 1/25/2043 (a)(c)(d)	684	697
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (a)(c)(d)	4,627	4,716
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (a)(c)(d)	2,377	2,396
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.974% 6/25/2043 (a)(c)(d)	3,368	3,496
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (a)(c)(d)	11,165	11,212
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.374% 10/25/2043 (a)(c)(d)	6,232	6,244
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 1/25/2044 (a)(c)(d)	4,694	4,689
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (a)(c)(d)	6,726	6,775
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.574% 1/25/2044 (a)(c)(d)	6,632	6,801
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (a)(c)(d)	1,975	1,974
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 2/25/2044 (a)(c)(d)	7,873	7,926
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (a)(c)(d)	1,641	1,640
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (a)(c)(d)	4,184	4,203
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.074% 5/25/2044 (a)(c)(d)	2,222	2,246
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.024% 9/25/2044 (a)(c)(d)	6,021	6,036
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (a)(c)(d)	6,313	6,322
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (a)(c)(d)	6,959	6,962
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (a)(c)(d)	2,281	2,285
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (a)(c)(d)	5,931	5,942
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058 (a)(c)(d)	368	364
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (a)	81	83
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (a)	41	42
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (a)	421	434
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033 (a)	57	60
FARM Mortgage Trust, Series 2024-1, Class A1, 4.684% 10/1/2053 (a)(c)(d)	6,369	6,359
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.184% 8/1/2054 (a)(c)(d)	15,497	15,604

The Bond Fund of America	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	USD17,815	$18,149
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(d)	40,921	39,670
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(c)(d)	12,240	10,238
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(c)(d)	12,827	10,728
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051 (a)(c)(d)	2,170	1,898
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 9.539% 7/25/2028 (a)(c)	2,084	2,091
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 5.789% 7/25/2030 (a)(c)	2,138	2,164
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30-day Average USD-SOFR + 3.40%) 7.274% 8/25/2033 (a)(c)(d)	5,000	5,519
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.824% 6/25/2042 (a)(c)(d)	6,639	6,765
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (a)(c)(d)	1,168	1,174
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.574% 9/25/2042 (a)(c)(d)	7,561	7,892
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.224% 2/25/2044 (a)(c)(d)	8,850	8,877
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (a)(c)(d)	5,292	5,301
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.124% 5/25/2044 (a)(c)(d)	20,609	20,692
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 4.874% 10/25/2044 (a)(c)(d)	141	141
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.924% 10/25/2044 (a)(c)(d)	6,537	6,546
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (a)(c)(d)	4,427	4,427
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2045 (a)(c)(d)	4,950	4,964
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (a)(c)(d)	4,784	4,785
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 9/25/2045 (a)(c)(d)	3,672	3,675
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2050 (a)(c)(d)	11,049	12,150
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 6.874% 12/25/2050 (a)(c)(d)	4,475	4,783
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA1, Class B1, (30-day Average USD-SOFR + 2.65%) 6.524% 1/25/2051 (a)(c)(d)	6,500	6,813
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (a)(d)(f)	3,608	3,638
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(f)	18,711	18,920
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(c)(d)	8,978	8,268
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (a)(d)(f)	19,569	19,759
GS Mortgage-Backed Securities Trust, Series 2023-PJ5, Class A22, 6.50% 2/25/2054 (a)(c)(d)	7,500	7,732
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(d)(f)	5,438	5,343
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(d)(f)	4,691	4,592
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(d)	19,520	19,113
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (a)(d)	724	721
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(d)(f)	11,316	11,435
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028) (a)(d)(f)	3,818	3,859
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (a)(d)(f)	18,994	19,089
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (a)(d)(f)	12,915	12,892
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (a)(c)(d)	17,106	17,582
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (a)(c)(d)	2,182	2,220
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.261% 12/25/2049 (a)(c)(d)	1,030	972
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (a)(c)(d)	5,294	5,378
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(c)(d)	2,148	2,192
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(d)	10,295	10,307
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75% 7/25/2061 (a)(d)	3,915	3,919
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066 (a)(d)	7,209	7,217
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(d)	10,054	10,070
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(c)(d)	16,559	15,286
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(f)	17,837	17,989

41	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(d)(f)	USD16,097	$16,149
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057 (a)(c)(d)	2,522	2,496
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (a)(c)(d)	2,113	2,064
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (a)(c)(d)	21	21
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A8, 6.00% 11/25/2053 (a)(c)(d)	2,562	2,615
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	9,235	9,417
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV3, Class A1, 6.50% 6/25/2054 (a)(c)(d)	7,944	8,162
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(d)(f)	8,956	9,076
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.738% 11/25/2069 (a)(c)(d)	4,476	4,526
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (a)(c)(d)	1,263	1,245
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (a)(c)(d)	5,800	5,609
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (a)(d)(f)	3,472	3,513
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (a)(c)(d)	4,938	4,618
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (a)(c)(d)	7,980	7,964
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026) (a)(d)(f)	3,101	3,094
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (a)(d)(f)	5,008	5,018
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(d)(f)	4,539	4,580
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.695% 4/25/2053 (a)(c)(d)	13,068	12,969
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (a)(d)(f)	43,507	43,440
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (a)(d)(f)	32,846	32,663
Onslow Bay Financial, LLC, Series 2023-NQM3, Class A1, 5.949% 2/25/2063 (6.949% on 4/1/2027) (a)(d)(f)	2,428	2,429
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (a)(d)(f)	4,328	4,370
Onslow Bay Financial, LLC, Series 2023-NQM5, Class A1A, 6.567% 6/25/2063 (7.567% on 6/1/2027) (a)(d)(f)	10,881	10,945
Onslow Bay Financial, LLC, Series 2023-NQM6, Class A1, 6.52% 7/25/2063 (7.52% on 7/1/2027) (a)(d)(f)	4,135	4,157
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (a)(d)(f)	2,676	2,703
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (a)(d)(f)	5,241	5,278
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(f)	15,222	15,364
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(d)(f)	28,735	29,002
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (a)(d)(f)	6,777	6,872
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(f)	19,436	19,670
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(d)(f)	29,187	29,556
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(d)(f)	16,996	17,209
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(d)(f)	33,672	33,761
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(d)(f)	6,556	6,623
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(d)(f)	13,666	13,801
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(f)	30,345	30,665
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(f)	5,060	5,106
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (a)(d)(f)	11,265	11,326
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (a)(d)(f)	29,645	29,696
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (a)(d)(f)	14,465	14,532
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(c)(d)	22,129	22,183
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	7,160	7,308
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(c)(d)	6,690	6,006
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027) (a)(d)(f)	2,920	2,957
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (a)(d)	8,499	8,105
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (a)(d)	12,534	11,919
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (a)(d)	4,871	4,810
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(d)	6,926	6,833
Progress Residential Trust, Series 2022-SFR1, Class A, 2.709% 2/17/2041 (a)(d)	2,471	2,360
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (a)(d)	17,104	16,605
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (a)(d)	15,314	14,793
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (a)(c)(d)	6,434	6,106
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(c)(d)	3,969	3,820
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(d)	7,004	6,689
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(d)	9,109	8,691
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(d)	15,589	14,870
Progress Residential Trust, Series 2025-SFR6, Class A, 2.378% 12/17/2042 (4.00% on 1/17/2026) (a)(d)(f)	3,720	3,633
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(f)	1,755	1,701
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.061% 10/25/2055 (a)(c)(d)	15,185	15,247
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (a)(c)(d)	22,518	22,608

The Bond Fund of America	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (a)(c)(d)	USD1,377	$1,379
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 4.686% 7/25/2037 (a)(c)	6,820	5,190
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.211% 3/25/2054 (a)(c)(d)	1,399	1,392
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.387% 2/25/2055 (a)(c)(d)	4,000	3,970
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.989% 5/25/2055 (a)(c)(d)	13,290	13,169
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (a)(c)(d)	2,941	2,914
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.532% 8/25/2055 (a)(c)(d)	3,200	2,932
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (a)(c)(d)	2,681	2,673
Towd Point Mortgage Trust, Series 2016-3, Class B4, 4.079% 4/25/2056 (a)(c)(d)	4,497	4,081
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.079% 4/25/2056 (a)(c)(d)	3,460	3,428
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (a)(c)(d)	324	323
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (a)(c)(d)	1,000	976
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (a)(c)(d)	233	229
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057 (a)(c)(d)	1,575	1,463
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (a)(c)(d)	347	343
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (a)(c)(d)	5,500	5,314
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058 (a)(c)(d)	10,000	9,824
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(c)(d)	2,439	2,424
Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.50% 03/25/2058 (a)(c)(d)	10,000	9,797
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058 (a)(c)(d)	4,000	3,501
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (a)(c)(d)	72	71
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (a)(c)(d)	4,892	4,787
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058 (a)(c)(d)	3,615	3,326
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059 (a)(c)(d)	3,000	2,559
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059 (a)(c)(d)	3,090	2,836
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(d)	15,008	13,780
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.698% 11/25/2060 (a)(c)(d)	11,896	11,656
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (a)(d)	1,444	1,406
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (a)(c)(d)	10,408	10,517
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.03% 7/25/2065 (a)(c)(d)	3,371	3,394
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (d)(g)	8,591	8,591
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(d)	27,249	26,911
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (a)(d)	19,906	19,798
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(d)	3,424	3,437
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (a)(d)	7,963	7,990
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (a)(d)	1,536	1,539
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (a)(d)	7,372	7,410
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (a)(d)	6,425	6,440
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (a)(d)	2,116	2,112
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(d)	20,868	20,875
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (a)(d)	10,438	10,497
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(d)	28,670	28,513
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (a)(d)	2,499	2,535
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (a)(d)(f)	17,108	17,240
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (a)(d)(f)	3,928	3,919
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(d)(f)	14,618	14,626
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (a)(d)(f)	4,075	4,080
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (a)(d)(f)	617	619
Verus Securitization Trust, Series 2023-6, Class A1, 6.665% 9/25/2068 (7.665% on 9/1/2027) (a)(d)(f)	2,186	2,206
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (a)(d)(f)	1,103	1,118
Verus Securitization Trust, Series 2023-8, Class M1, 7.454% 12/25/2068 (a)(c)(d)	1,700	1,727
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(d)(f)	9,272	9,358
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(d)(f)	26,653	26,973
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(d)(f)	7,566	7,663
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(f)	32,732	33,178
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (a)(d)(f)	2,900	2,937
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (a)(d)(f)	3,527	3,570
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(d)(f)	14,738	14,873
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (a)(d)(f)	3,539	3,571
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (a)(d)(f)	14,504	14,590
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(c)(d)	4,753	4,766
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (a)(c)(d)	9,787	9,806
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(d)	27,050	27,212
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (a)(d)(f)	5,555	5,586

43	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (a)(c)(d)	USD12,189	$12,281
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (a)(c)(d)	4,164	4,206
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(d)(f)	4,287	4,334
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(d)(f)	2,208	2,227
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(d)(f)	2,948	2,962
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (a)(d)(f)	21,195	21,217
		2,154,697
Total mortgage-backed obligations		29,574,117
U.S. Treasury bonds & notes 29.46%
U.S. Treasury 28.61%
U.S. Treasury 0.375% 1/31/2026	74,266	74,064
U.S. Treasury 4.25% 1/31/2026	62,596	62,611
U.S. Treasury 0.50% 2/28/2026	150	149
U.S. Treasury 4.625% 2/28/2026	7,898	7,909
U.S. Treasury 4.50% 3/31/2026	135,000	135,298
U.S. Treasury 3.75% 4/15/2026	355	355
U.S. Treasury 4.875% 4/30/2026	68,000	68,288
U.S. Treasury 0.75% 5/31/2026	1,245	1,231
U.S. Treasury 4.375% 7/31/2026 (h)	1,221,000	1,226,890
U.S. Treasury 3.75% 8/31/2026	200,000	200,250
U.S. Treasury 0.875% 9/30/2026	54,857	53,783
U.S. Treasury 3.50% 9/30/2026	420,000	419,779
U.S. Treasury 1.125% 10/31/2026	99,997	98,005
U.S. Treasury 2.00% 11/15/2026	55,600	54,874
U.S. Treasury 4.625% 11/15/2026	3,500	3,531
U.S. Treasury 1.625% 11/30/2026	— (b)	— (b)
U.S. Treasury 4.25% 11/30/2026	297,064	298,909
U.S. Treasury 4.375% 12/15/2026	1,000	1,008
U.S. Treasury 4.25% 12/31/2026	50,000	50,354
U.S. Treasury 4.125% 1/31/2027	69,000	69,443
U.S. Treasury 2.25% 2/15/2027	3,000	2,959
U.S. Treasury 4.125% 2/15/2027	164,330	165,424
U.S. Treasury 1.875% 2/28/2027	107,551	105,572
U.S. Treasury 4.125% 2/28/2027	267,040	268,846
U.S. Treasury 4.25% 3/15/2027	72,000	72,612
U.S. Treasury 4.50% 4/15/2027	15,000	15,186
U.S. Treasury 3.75% 4/30/2027	279,020	279,895
U.S. Treasury 2.375% 5/15/2027	41,700	41,075
U.S. Treasury 4.50% 5/15/2027	34,759	35,221
U.S. Treasury 0.50% 5/31/2027	125,000	119,904
U.S. Treasury 2.625% 5/31/2027	350,150	345,959
U.S. Treasury 3.875% 5/31/2027	134,539	135,228
U.S. Treasury 0.50% 6/30/2027	6,000	5,741
U.S. Treasury 3.75% 6/30/2027	888,202	891,635
U.S. Treasury 4.375% 7/15/2027	11,054	11,201
U.S. Treasury 3.875% 7/31/2027	1,567,598	1,576,802
U.S. Treasury 2.25% 8/15/2027	17,500	17,162
U.S. Treasury 3.75% 8/15/2027	425,000	426,789
U.S. Treasury 0.50% 8/31/2027	26,084	24,838
U.S. Treasury 3.625% 8/31/2027	204,449	204,897
U.S. Treasury 3.375% 9/15/2027	501,000	500,092
U.S. Treasury 3.50% 9/30/2027	772,214	772,442
U.S. Treasury 3.875% 10/15/2027	43,166	43,457
U.S. Treasury 0.50% 10/31/2027	35,000	33,167
U.S. Treasury 3.50% 10/31/2027	1,040,000	1,040,300
U.S. Treasury 4.125% 10/31/2027	22,500	22,751
U.S. Treasury 4.125% 11/15/2027	4,974	5,031
U.S. Treasury 3.375% 11/30/2027	267,342	266,831
U.S. Treasury 4.00% 12/15/2027	5,000	5,049
U.S. Treasury 3.375% 12/31/2027	22,282	22,239
U.S. Treasury 3.875% 12/31/2027	112,100	112,945
U.S. Treasury 4.25% 1/15/2028	10,000	10,148
U.S. Treasury 3.50% 1/31/2028	11,709	11,712
U.S. Treasury 2.75% 2/15/2028	15,156	14,929

The Bond Fund of America	44

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 2/15/2028	USD18,000	$18,277
U.S. Treasury 1.125% 2/29/2028	23,306	22,169
U.S. Treasury 4.00% 2/29/2028	3,875	3,916
U.S. Treasury 1.25% 3/31/2028	25,580	24,351
U.S. Treasury 3.75% 4/15/2028	311	312
U.S. Treasury 2.875% 5/15/2028	41,927	41,337
U.S. Treasury 3.75% 5/15/2028	3,764	3,785
U.S. Treasury 1.25% 5/31/2028	10,702	10,149
U.S. Treasury 3.625% 5/31/2028	3,400	3,409
U.S. Treasury 1.25% 6/30/2028	42,000	39,756
U.S. Treasury 3.875% 7/15/2028	4,516	4,555
U.S. Treasury 1.00% 7/31/2028	70,000	65,688
U.S. Treasury 4.125% 7/31/2028	132,534	134,522
U.S. Treasury 2.875% 8/15/2028	3,276	3,224
U.S. Treasury 3.625% 8/15/2028	11,695	11,725
U.S. Treasury 3.375% 9/15/2028	93,654	93,282
U.S. Treasury 1.25% 9/30/2028	14,100	13,266
U.S. Treasury 3.50% 10/15/2028	51,702	51,655
U.S. Treasury 3.50% 11/15/2028	311,910	311,569
U.S. Treasury 1.50% 11/30/2028	35,000	33,036
U.S. Treasury 4.375% 11/30/2028	103,137	105,488
U.S. Treasury 3.50% 12/15/2028	155,638	155,462
U.S. Treasury 1.75% 1/31/2029	51,932	49,213
U.S. Treasury 4.00% 1/31/2029	21,384	21,660
U.S. Treasury 4.25% 2/28/2029	191,037	194,941
U.S. Treasury 2.875% 4/30/2029	204,760	200,265
U.S. Treasury 4.625% 4/30/2029	28,005	28,915
U.S. Treasury 2.375% 5/15/2029	5,000	4,809
U.S. Treasury 4.50% 5/31/2029	181,704	186,945
U.S. Treasury 3.25% 6/30/2029	18,000	17,799
U.S. Treasury 4.25% 6/30/2029	58,000	59,239
U.S. Treasury 3.625% 8/31/2029	180,000	180,013
U.S. Treasury 3.50% 9/30/2029	61,600	61,333
U.S. Treasury 3.875% 9/30/2029	65,000	65,561
U.S. Treasury 4.125% 10/31/2029	286,293	291,236
U.S. Treasury 4.125% 11/30/2029	150,330	152,937
U.S. Treasury 3.875% 12/31/2029	169,618	171,071
U.S. Treasury 4.375% 12/31/2029	253,000	259,799
U.S. Treasury 3.50% 1/31/2030	152,870	152,016
U.S. Treasury 4.25% 1/31/2030	2,996	3,063
U.S. Treasury 1.50% 2/15/2030	60,500	55,583
U.S. Treasury 4.00% 2/28/2030	78,711	79,722
U.S. Treasury 3.875% 4/30/2030	429,436	432,858
U.S. Treasury 3.75% 5/31/2030	30,000	30,079
U.S. Treasury 4.00% 5/31/2030	8,790	8,903
U.S. Treasury 3.875% 6/30/2030	23,620	23,800
U.S. Treasury 3.875% 7/31/2030 (h)	2,258,857	2,275,975
U.S. Treasury 4.00% 7/31/2030	15,360	15,558
U.S. Treasury 3.625% 8/31/2030	110,158	109,785
U.S. Treasury 3.625% 9/30/2030	365,443	364,115
U.S. Treasury 4.625% 9/30/2030 (h)	586,330	609,481
U.S. Treasury 3.625% 10/31/2030	350,000	348,619
U.S. Treasury 4.875% 10/31/2030	539,814	567,226
U.S. Treasury 0.875% 11/15/2030	110,000	96,186
U.S. Treasury 3.50% 11/30/2030	14,664	14,520
U.S. Treasury 3.625% 12/31/2030	130,502	129,905
U.S. Treasury 3.75% 12/31/2030	60,152	60,201
U.S. Treasury 4.00% 1/31/2031	100,000	101,192
U.S. Treasury 1.625% 5/15/2031	20,450	18,327
U.S. Treasury 4.25% 6/30/2031	200,000	204,609
U.S. Treasury 4.125% 7/31/2031 (h)	247,529	251,619
U.S. Treasury 1.25% 8/15/2031	18,563	16,178
U.S. Treasury 3.75% 8/31/2031	66,500	66,303
U.S. Treasury 3.625% 9/30/2031	47,870	47,410
U.S. Treasury 4.125% 10/31/2031	69,534	70,631
U.S. Treasury 1.375% 11/15/2031	95,000	82,787

45	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 11/30/2031	USD8,000	$8,124
U.S. Treasury 4.375% 1/31/2032	41,000	42,162
U.S. Treasury 1.875% 2/15/2032	25,000	22,309
U.S. Treasury 4.125% 2/29/2032	154,346	156,592
U.S. Treasury 4.00% 4/30/2032	285,000	286,984
U.S. Treasury 2.875% 5/15/2032	529	499
U.S. Treasury 4.125% 5/31/2032	175,000	177,372
U.S. Treasury 4.00% 6/30/2032 (h)	406,926	409,517
U.S. Treasury 4.00% 7/31/2032	532,342	535,419
U.S. Treasury 2.75% 8/15/2032	27,904	26,025
U.S. Treasury 3.875% 8/31/2032	5,002	4,991
U.S. Treasury 3.875% 9/30/2032	6,412	6,396
U.S. Treasury 3.75% 10/31/2032	48,000	47,498
U.S. Treasury 4.125% 11/15/2032	53,500	54,140
U.S. Treasury 3.75% 11/30/2032	10,909	10,789
U.S. Treasury 3.875% 12/31/2032	8,569	8,535
U.S. Treasury 4.375% 5/15/2034	23,600	24,138
U.S. Treasury 3.875% 8/15/2034	315,559	310,924
U.S. Treasury 4.25% 11/15/2034	70,206	70,996
U.S. Treasury 4.625% 2/15/2035	286,119	297,206
U.S. Treasury 4.25% 5/15/2035	67,536	68,148
U.S. Treasury 4.25% 8/15/2035	655,508	660,732
U.S. Treasury 4.00% 11/15/2035	243,330	240,022
U.S. Treasury 4.50% 8/15/2039	92,710	93,007
U.S. Treasury 4.625% 2/15/2040	600	607
U.S. Treasury 1.125% 5/15/2040	51,250	32,596
U.S. Treasury 4.375% 5/15/2040	20,000	19,694
U.S. Treasury 1.375% 11/15/2040	41,650	27,092
U.S. Treasury 1.875% 2/15/2041	186,596	130,581
U.S. Treasury 4.75% 2/15/2041	61,385	62,578
U.S. Treasury 2.25% 5/15/2041	15,174	11,183
U.S. Treasury 1.75% 8/15/2041	111,952	75,697
U.S. Treasury 2.00% 11/15/2041	685	479
U.S. Treasury 3.125% 11/15/2041	300	249
U.S. Treasury 2.375% 2/15/2042	89,955	66,333
U.S. Treasury 3.25% 5/15/2042	122,319	102,213
U.S. Treasury 2.75% 8/15/2042	3,811	2,947
U.S. Treasury 3.375% 8/15/2042	6,700	5,672
U.S. Treasury 2.75% 11/15/2042	1,735	1,336
U.S. Treasury 4.00% 11/15/2042	10,583	9,717
U.S. Treasury 3.875% 2/15/2043	4,000	3,605
U.S. Treasury 2.875% 5/15/2043	62,268	48,425
U.S. Treasury 3.875% 5/15/2043	29,009	26,065
U.S. Treasury 3.625% 8/15/2043 (h)	74,259	64,218
U.S. Treasury 4.75% 11/15/2043	6,349	6,359
U.S. Treasury 4.50% 2/15/2044	223,630	216,703
U.S. Treasury 3.375% 5/15/2044	38,700	31,994
U.S. Treasury 4.625% 5/15/2044	63,000	61,955
U.S. Treasury 4.125% 8/15/2044	14,933	13,727
U.S. Treasury 2.50% 2/15/2045	99,361	70,502
U.S. Treasury 4.75% 2/15/2045	200,842	200,092
U.S. Treasury 3.00% 5/15/2045	1,460	1,126
U.S. Treasury 5.00% 5/15/2045	388,486	399,401
U.S. Treasury 4.875% 8/15/2045	187,446	189,526
U.S. Treasury 4.625% 11/15/2045	13,569	13,276
U.S. Treasury 2.50% 2/15/2046	32,377	22,584
U.S. Treasury 2.50% 5/15/2046	25,000	17,371
U.S. Treasury 2.25% 8/15/2046	65,440	43,134
U.S. Treasury 2.875% 11/15/2046	4	3
U.S. Treasury 3.00% 5/15/2047	26,000	19,555
U.S. Treasury 2.75% 8/15/2047	11,687	8,364
U.S. Treasury 2.75% 11/15/2047	5,300	3,783
U.S. Treasury 3.00% 2/15/2048	101,999	76,053
U.S. Treasury 3.125% 5/15/2048	1,150	875
U.S. Treasury 3.00% 8/15/2048	80,295	59,572
U.S. Treasury 3.375% 11/15/2048	3,958	3,138

The Bond Fund of America	46

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.00% 2/15/2049	USD1,866	$1,378
U.S. Treasury 2.875% 5/15/2049	44,876	32,265
U.S. Treasury 2.25% 8/15/2049	116,760	73,413
U.S. Treasury 2.375% 11/15/2049	36,677	23,611
U.S. Treasury 2.00% 2/15/2050	60,397	35,501
U.S. Treasury 1.25% 5/15/2050	124,788	59,904
U.S. Treasury 1.375% 8/15/2050 (h)	352,055	173,576
U.S. Treasury 1.625% 11/15/2050	42,400	22,320
U.S. Treasury 1.875% 2/15/2051	57,065	31,968
U.S. Treasury 2.375% 5/15/2051	46,632	29,461
U.S. Treasury 2.00% 8/15/2051	95,568	54,888
U.S. Treasury 1.875% 11/15/2051	30,977	17,172
U.S. Treasury 2.25% 2/15/2052	33,579	20,427
U.S. Treasury 2.875% 5/15/2052	110,560	77,441
U.S. Treasury 4.00% 11/15/2052	24,179	21,011
U.S. Treasury 3.625% 2/15/2053	39,701	32,209
U.S. Treasury 4.125% 8/15/2053	14,957	13,267
U.S. Treasury 4.75% 11/15/2053	105,286	103,542
U.S. Treasury 4.25% 2/15/2054	29,331	26,579
U.S. Treasury 4.625% 5/15/2054	42,895	41,394
U.S. Treasury 4.25% 8/15/2054	35,578	32,242
U.S. Treasury 4.625% 2/15/2055 (h)	260,698	251,681
U.S. Treasury 4.75% 5/15/2055	189,316	186,457
U.S. Treasury 4.75% 8/15/2055 (h)	1,194,199	1,176,652
U.S. Treasury 4.625% 11/15/2055 (h)	259,346	250,391
U.S. Treasury, interest only, 0% 8/15/2028	25,000	22,779
		28,292,524

U.S. Treasury inflation-protected securities 0.85%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026 (i)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (i)	95,886	95,079
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (i)	— (b)	1; (b)
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	104,633	99,289
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (h)(i)	271,739	271,149
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (i)	1	— (b)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (i)	57,069	44,511
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (i)	17,074	15,358
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (i)	326,042	309,515
		834,902
Total U.S. Treasury bonds & notes		29,127,426
Corporate bonds and notes 26.50%
Financials 6.85%
AerCap Ireland Capital DAC 2.45% 10/29/2026	19,534	19,274
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (f)	EUR9,525	10,631
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (d)(f)	USD34,534	36,684
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (d)(f)	12,575	13,296
Ally Financial, Inc. 8.00% 11/1/2031	4,512	5,126
Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034) (f)	2,500	2,592
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR4,540	5,449
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	38,656	49,644
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	27,109	33,749
American Express Co. 4.731% 4/25/2029 (USD-SOFR + 1.26% on 4/25/2028) (f)	USD10,000	10,156
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (f)	4,000	4,174
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (f)	15,933	16,424
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	8,649	9,450
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	14,179	14,556
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	6,236	6,480
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	40,417	42,690
American International Group, Inc. 4.85% 5/7/2030	5,078	5,208
American International Group, Inc. 5.125% 3/27/2033	21,129	21,757
American International Group, Inc. 5.45% 5/7/2035	9,483	9,882
American International Group, Inc. 4.375% 6/30/2050	6,730	5,626
AmWINS Group, Inc. 6.375% 2/15/2029 (d)	11,890	12,235

47	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Aon Corp. 2.60% 12/2/2031	USD750	$679
Aon Corp. 5.35% 2/28/2033	6,206	6,465
Aon Corp. 3.90% 2/28/2052	2,000	1,505
Aon North America, Inc. 5.15% 3/1/2029	22,500	23,155
Aon North America, Inc. 5.30% 3/1/2031	4,500	4,694
Aon North America, Inc. 5.45% 3/1/2034	24,101	25,054
Aon North America, Inc. 5.75% 3/1/2054	10,789	10,742
Arthur J. Gallagher & Co. 4.85% 12/15/2029	25,500	26,110
Arthur J. Gallagher & Co. 5.00% 2/15/2032	2,000	2,046
Arthur J. Gallagher & Co. 5.15% 2/15/2035	31,000	31,344
Arthur J. Gallagher & Co. 5.55% 2/15/2055	13,891	13,344
Athene Global Funding 4.83% 5/9/2028 (d)	20,000	20,184
Athene Global Funding 5.033% 7/17/2030 (d)	15,000	15,121
Athene Global Funding 5.543% 8/22/2035 (d)	2,721	2,731
Athene Holding, Ltd. 6.625% 5/19/2055	14,536	14,816
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032 (d)	1,518	1,681
Banco de Credito Social Cooperativo SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028) (f)	EUR6,200	8,144
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (f)	23,800	28,821
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (f)	10,000	12,330
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (f)	10,000	12,527
Banco Santander SA 5.294% 8/18/2027	USD9,800	9,986
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)	7,800	7,669
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (f)	19,965	18,956
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (f)	3,343	3,345
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026) (f)	29,913	29,775
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (f)	26,930	26,873
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)	35,000	34,436
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)	314	315
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (f)	17,490	17,276
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)	30,222	28,838
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)	1,136	1,081
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	448	463
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (f)	20,733	18,631
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	32,244	28,847
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	76,287	68,238
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (f)	5,128	5,474
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (f)	6,507	6,776
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040) (f)	530	391
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050) (f)	3,560	2,273
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (f)	12,000	12,005
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026) (d)(f)	9,200	9,057
Bank of Montreal 5.30% 6/5/2026	10,000	10,060
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (f)	9,000	9,021
Bank of Montreal 5.203% 2/1/2028	2,000	2,052
Bank of Montreal 4.062% 9/22/2028 (USD-SOFR Index + 0.75% on 9/22/2027) (f)	903	904
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR Index + 0.75% on 9/22/2030) (f)	31,492	31,464
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026) (f)	15,000	15,049
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (f)	10,000	10,339
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (f)	20,345	20,949
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (f)	41,454	42,640
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (f)	16,601	17,214
Bank of Nova Scotia (The) 5.40% 6/4/2027	15,000	15,325
Bank of Nova Scotia (The) 5.25% 6/12/2028	10,000	10,303
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY2,100,000	13,360
Banque Federative du Credit Mutuel 5.088% 1/23/2027 (d)	USD30,000	30,326
Barclays Bank PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032) (f)	20,000	22,877
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	20,000	20,250
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028) (f)	7,000	7,399

The Bond Fund of America	48

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (d)(f)	USD4,290	$4,515
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (d)(f)	14,100	15,604
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	7,829	6,539
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027 (d)	5,375	5,551
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033 (d)	1,020	1,107
Blackstone Private Credit Fund 5.95% 7/16/2029	28,197	28,781
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	6,545	6,501
Blackstone, Inc. 5.00% 12/6/2034	3,065	3,093
Block, Inc. 2.75% 6/1/2026	8,000	7,956
Block, Inc. 5.625% 8/15/2030 (d)	9,080	9,269
Block, Inc. 6.00% 8/15/2033 (d)	5,815	5,973
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (d)(f)	2,500	2,462
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(f)	25,187	23,848
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (d)(f)	52,400	54,255
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (d)(f)	15,115	15,564
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (d)(f)	214	196
Boost Newco Borrower, LLC 7.50% 1/15/2031 (d)	3,350	3,562
BPCE SA 0.895% 12/14/2026	JPY500,000	3,178
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (d)(f)	USD15,000	15,009
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (d)(f)	5,000	4,920
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (d)(f)	56,713	60,192
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (d)(f)	26,614	27,561
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(f)	33,000	34,504
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(f)	13,832	14,205
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (d)(f)	6,657	6,945
Brown & Brown, Inc. 4.90% 6/23/2030	10,746	10,902
Brown & Brown, Inc. 5.25% 6/23/2032	1,443	1,479
Brown & Brown, Inc. 5.55% 6/23/2035	31,786	32,613
Brown & Brown, Inc. 6.25% 6/23/2055	24,803	25,824
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(f)	13,150	13,675
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (d)(f)	15,000	15,166
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(f)	56,421	58,624
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (d)(f)	1,872	2,089
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	20,000	20,391
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	12,000	12,439
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (f)	8,481	8,604
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (f)	3,200	3,301
Canadian Imperial Bank of Commerce 3.60% 4/7/2032	197	188
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	628	645
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (f)	2,510	2,612
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	4,196	4,469
Capital One, NA 3.45% 7/27/2026	2,343	2,336
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)	15,000	15,577
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028) (f)	5,000	5,290
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	200	184
Chubb INA Holdings, LLC 3.35% 5/3/2026	100	100
Chubb INA Holdings, LLC 5.00% 3/15/2034	42,263	43,251
Chubb INA Holdings, LLC 4.90% 8/15/2035	12,000	12,057
Chubb INA Holdings, LLC 4.35% 11/3/2045	100	87
Citibank, NA 4.914% 5/29/2030	30,375	31,257
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026) (f)	5,000	4,989
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027) (f)	15,570	15,397
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (f)	24,309	24,661
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	4,380	4,496
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	14,228	14,350
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (f)	9,092	8,513
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (f)	3,425	3,425
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	6,454	6,595
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (f)	65,677	60,877
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (f)	26,001	26,089
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (f)	30,650	27,826
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (f)	27,163	24,346
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)	1,810	1,728
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032) (f)	1,490	1,508

49	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (f)	USD39,666	$43,209
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	3,315	3,474
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	5,965	6,105
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (f)	17,786	17,960
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (f)	65,428	68,255
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (f)	1,485	1,558
Coinbase Global, Inc. 3.625% 10/1/2031 (d)	13,000	11,601
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)	17,450	15,903
Corebridge Financial, Inc. 3.85% 4/5/2029	17,379	17,106
Corebridge Financial, Inc. 3.90% 4/5/2032	18,411	17,483
Corebridge Financial, Inc. 4.35% 4/5/2042	208	179
Corebridge Financial, Inc. 4.40% 4/5/2052	739	600
Corebridge Global Funding 4.65% 8/20/2027 (d)	9,280	9,373
Corebridge Global Funding 4.90% 1/7/2028 (d)	10,570	10,752
Corebridge Global Funding 5.20% 6/24/2029 (d)	15,000	15,414
Corebridge Global Funding 4.90% 12/3/2029 (d)	15,000	15,282
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (d)(f)	9,050	9,031
Credit Agricole SA 5.335% 1/10/2030 (USD-SOFR + 1.69% on 1/10/2029) (d)(f)	15,000	15,460
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035) (d)(f)	6,500	6,816
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (d)(f)	8,300	8,319
Deutsche Bank AG 4.10% 1/13/2026	16,415	16,414
Deutsche Bank AG 4.10% 1/13/2026	4,936	4,936
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (f)	7,493	7,609
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (f)	3,124	3,074
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	24,587	24,186
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (f)	17,768	18,053
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)	29,053	30,423
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	18,638	19,895
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (f)	10,470	10,635
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)	17,875	17,067
Deutsche Bank AG 4.469% 12/10/2031 (USD-SOFR + 1.10% on 12/10/2030) (f)	10,500	10,467
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	15,825	16,147
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (d)(f)	8,037	7,957
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR10,715	12,573
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)	21,171	24,793
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)	25,825	32,828
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)	73,505	93,247
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (f)	6,720	8,119
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	4,490	5,611
Fidelity National Information Services, Inc. 1.15% 3/1/2026	USD22,429	22,322
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	1,285	1,354
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	4,024	4,090
Fiserv, Inc. 3.50% 7/1/2029	406	394
Fiserv, Inc. 2.65% 6/1/2030	900	830
Five Corners Funding Trust III 5.791% 2/15/2033 (d)	9,500	10,024
GA Global Funding Trust 4.50% 9/18/2030 (d)	15,000	14,850
GA Global Funding Trust 5.50% 4/1/2032 (d)	22,500	23,040
Global Payments, Inc. 2.90% 5/15/2030	631	586
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	25,000	24,569
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	1,010	993
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	10,000	9,947
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028) (f)	3,600	3,580
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028) (f)	960	1,018
Goldman Sachs Group, Inc. 2.60% 2/7/2030	3,284	3,087
Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	9,274
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	53,843	56,263
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (f)	35,243	36,118
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)	198	201
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	12,292	12,698
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (f)	48,073	47,969
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (f)	1,478	1,362
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (f)	42,375	43,553
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (f)	70,988	70,498

The Bond Fund of America	50

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	USD11,961	$8,779
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.66% 8/14/2027 (c)	13,000	13,082
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (f)	17,790	18,126
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (f)	14,472	14,608
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (f)	3,357	3,550
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	60,285	57,400
HSBC Holdings PLC 4.95% 3/31/2030	3,150	3,230
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (f)	5,278	5,448
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.66% 5/13/2031 (c)	7,250	7,401
HSBC Holdings PLC 5.24% 5/13/2031 (USD-SOFR + 1.57% on 5/13/2030) (f)	2,500	2,577
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (f)	25,385	25,469
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (f)	40,267	36,854
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	648	589
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032) (f)	6,963	8,165
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (f)	26,937	30,749
HSBC Holdings PLC 8.201% 11/16/2034 (5-year GBP-GILT + 4.55% on 11/16/2029) (f)	GBP5,190	7,735
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	USD31,448	32,460
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (f)	3,089	3,264
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (f)	13,740	13,783
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030) (f)	15,000	15,437
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)	12,000	12,162
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.162% 12/15/2036 (c)	AUD10,280	6,949
Intercontinental Exchange, Inc. 4.20% 3/15/2031	USD12,000	12,012
Intercontinental Exchange, Inc. 5.25% 6/15/2031	11,768	12,335
Intercontinental Exchange, Inc. 4.60% 3/15/2033	2,800	2,830
Intercontinental Exchange, Inc. 4.95% 6/15/2052	683	626
Intercontinental Exchange, Inc. 3.00% 9/15/2060	134	80
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	24,105	24,117
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)	10,275	10,251
Intesa Sanpaolo SpA 3.875% 1/12/2028 (d)	4,974	4,940
Intesa Sanpaolo SpA 4.00% 9/23/2029 (d)	3,000	2,962
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (d)(f)	10,025	11,843
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (d)(f)	24,119	28,679
Jackson National Life Global Funding 4.55% 9/9/2030 (d)	20,000	19,939
Jane Street Group, LLC 6.125% 11/1/2032 (d)	10,000	10,182
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	7,980	7,958
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)	10,000	10,160
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	34,937	35,309
JPMorgan Chase & Co. 3.782% 2/1/2028 (3-month USD CME Term SOFR + 1.599% on 2/1/2027) (f)	17,500	17,465
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027) (f)	14,275	14,106
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	23,168	23,635
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)	14,106	14,325
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (f)	13,250	13,424
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (f)	27,736	28,012
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)	875	878
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	5,016	5,171
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	7,203	7,517
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	7,120	7,311
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	29,142	29,558
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (f)	8,331	8,612
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (f)	43,063	42,942
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	56,869	50,734
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	22,866	20,642
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)	5,729	5,913
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (f)	198	207
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	42,999	45,130
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (f)	72,701	72,217
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (f)	7,096	7,211
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (f)	485	330
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	19,035	18,803
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (d)(f)	14,200	14,669

51	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (d)(f)	USD4,550	$4,639
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033) (d)(f)	2,318	2,529
Kookmin Bank 5.375% 5/8/2027 (d)	3,270	3,334
Legend Fortune, Ltd., Series EMTN, (USD-SOFR Index + 0.60%) 4.615% 8/26/2028 (c)	1,160	1,161
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (f)	312	309
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (f)	8,100	8,401
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029) (f)	13,659	14,322
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	13,132	13,831
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (f)	37,790	41,046
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	221	202
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	14,500	14,880
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	29,004	29,392
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	875	557
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	950	924
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	18,947	18,255
Mastercard, Inc. 4.95% 3/15/2032	1,995	2,067
Mastercard, Inc. 4.875% 5/9/2034	1,565	1,605
Mastercard, Inc. 4.55% 1/15/2035	4,492	4,494
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034) (d)(f)	6,000	6,111
Meiji Yasuda Life Insurance Co. 6.10% 6/11/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.911% on 6/11/2035) (d)(f)	2,500	2,595
Met Tower Global Funding 5.40% 6/20/2026 (d)	10,000	10,066
Met Tower Global Funding 5.25% 4/12/2029 (d)	12,000	12,414
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (d)(f)	100	111
MetLife, Inc. 4.55% 3/23/2030	417	426
MetLife, Inc. 5.375% 7/15/2033	8,398	8,856
MetLife, Inc. 5.30% 12/15/2034	4,000	4,169
MetLife, Inc. 4.60% 5/13/2046	800	718
Metropolitan Life Global Funding I 3.45% 12/18/2026 (d)	2,315	2,307
Metropolitan Life Global Funding I 5.05% 1/6/2028 (d)	1,418	1,448
Metropolitan Life Global Funding I 5.40% 9/12/2028 (d)	6,000	6,215
Metropolitan Life Global Funding I 4.85% 1/8/2029 (d)	15,000	15,317
Metropolitan Life Global Funding I 4.30% 8/25/2029 (d)	884	889
Metropolitan Life Global Funding I 4.90% 1/9/2030 (d)	5,000	5,125
Metropolitan Life Global Funding I 2.95% 4/9/2030 (d)	980	931
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)	1,868	1,923
Metropolitan Life Global Funding I 5.05% 1/8/2034 (d)	2,000	2,041
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)	10,000	10,291
Mitsubishi UFJ Financial Group, Inc. 5.258% 4/17/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 4/17/2029) (f)	10,000	10,307
Mitsubishi UFJ Financial Group, Inc. (USD-SOFR + 1.13%) 3.66% 9/12/2031 (c)	6,000	6,030
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (f)	8,000	8,047
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)	631	648
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026) (f)	10,000	9,891
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)	15,000	15,523
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (f)	11,000	11,544
Morgan Stanley 4.754% 4/21/2026	25,000	25,049
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)	2,884	2,843
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (f)	2,594	2,646
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (f)	3,500	3,550
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)	5,750	5,865
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (f)	4,220	4,474

The Bond Fund of America	52

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (f)	USD38,408	$39,452
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	31,689	33,024
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	21,566	21,832
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (f)	37,687	38,882
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	21,347	22,015
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (f)	71,155	70,937
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	9,592	8,434
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (f)	1,176	1,032
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034) (f)	799	831
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	11,360	11,698
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (f)	1,164	1,217
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	6,557	6,887
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (f)	91,251	90,478
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032) (f)	13,453	13,693
Nasdaq, Inc. 5.35% 6/28/2028	960	991
National Australia Bank, Ltd. 5.087% 6/11/2027	10,000	10,195
National Australia Bank, Ltd. 4.90% 6/13/2028	5,000	5,123
National Australia Bank, Ltd. 4.787% 1/10/2029	12,000	12,279
National Australia Bank, Ltd. 5.181% 6/11/2034 (d)	1,243	1,293
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)	20,000	20,055
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)	20,000	20,362
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027) (f)	7,500	7,407
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (f)	9,464	9,506
Navient Corp. 5.00% 3/15/2027	6,250	6,268
Navient Corp. 5.50% 3/15/2029	10,000	9,934
Navient Corp. 7.875% 6/15/2032	4,000	4,190
Navient Corp. 5.625% 8/1/2033	3,000	2,746
New York Life Global Funding 0.85% 1/15/2026 (d)	3,803	3,799
New York Life Global Funding 3.25% 4/7/2027 (d)	2,164	2,152
New York Life Global Funding 4.90% 6/13/2028 (d)	7,500	7,676
New York Life Global Funding 4.60% 6/3/2030 (d)	3,000	3,049
New York Life Global Funding 1.20% 8/7/2030 (d)	4,913	4,299
New York Life Global Funding 4.55% 1/28/2033 (d)	3,067	3,058
New York Life Global Funding 5.35% 1/23/2035 (d)	15,000	15,658
Nippon Life Insurance Co. 6.50% 4/30/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.189% on 4/30/2035) (d)(f)	18,201	19,610
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 3.66% 7/2/2027 (c)	5,000	5,041
Nomura Holdings, Inc. 5.594% 7/2/2027	15,000	15,333
Nomura Holdings, Inc. 5.783% 7/3/2034	17,188	18,174
NongHyup Bank 4.875% 7/3/2028 (d)	13,213	13,530
Northwestern Mutual Global Funding 0.80% 1/14/2026 (d)	2,062	2,060
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (d)	12,000	12,280
OneMain Finance Corp. 7.875% 3/15/2030	9,120	9,649
OneMain Finance Corp. 6.50% 3/15/2033	4,000	4,049
PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,617
PayPal Holdings, Inc. 4.40% 6/1/2032	4,268	4,263
PayPal Holdings, Inc. 5.05% 6/1/2052	2,799	2,542
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)	EUR2,565	3,220
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)	1,285	1,571
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	14,520	18,805
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (f)	73,825	91,702
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (f)	USD12,617	12,637
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (f)	4,783	4,921
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (f)	21,750	21,874
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (f)	10,000	10,257
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	39,255	40,723
PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029) (f)	18,392	19,155
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (f)	12,312	12,748
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (f)	10,000	10,181
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (f)	1,046	1,131
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033) (f)	1,174	1,261
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	21,075	23,862
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	3,375	3,560

53	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (f)	USD29,650	$30,932
Power Finance Corp., Ltd. 3.95% 4/23/2030	27,000	26,338
Prudential Financial, Inc. 3.70% 3/13/2051	2,370	1,774
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	10,000	10,266
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 6.40% 8/25/2036 (c)	AUD12,200	8,228
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028) (f)	GBP5,690	7,288
QBE Insurance Group, Ltd. 5.875% 6/17/2046 (10-year USD-ICE SOFR Spread-Adjusted Swap + 4.395% on 6/17/2026) (f)	USD4,000	4,026
RGA Global Funding 5.25% 1/9/2030 (d)	15,000	15,516
Royal Bank of Canada 3.625% 5/4/2027	748	748
Royal Bank of Canada 4.90% 1/12/2028	1,650	1,685
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (f)	21,169	21,476
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (f)	29,212	30,089
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (f)	25,000	25,576
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (f)	22,818	23,121
Royal Bank of Canada 5.00% 2/1/2033	7,246	7,462
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (f)	9,300	9,365
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (f)	10,775	10,594
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (f)	13,107	13,397
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (f)	3,644	3,812
Santander UK Group Holdings PLC 2.469% 1/11/2028 (USD-SOFR + 1.22% on 1/11/2027) (f)	7,500	7,374
Santander UK Group Holdings PLC 3.823% 11/3/2028 (3-month USD CME Term SOFR + 1.662% on 11/3/2027) (f)	7,500	7,453
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028 (d)	10,000	10,276
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027) (d)(f)	9,200	9,059
Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029) (d)(f)	4,930	5,304
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (d)(f)	7,000	7,036
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (f)	5,200	5,227
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (d)(f)	17,360	18,336
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031) (d)(f)	2,554	2,366
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027) (f)	430	445
State Street Corp. 4.729% 2/28/2030	25,000	25,614
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033) (f)	254	258
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (f)	27,026	27,949
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	10,264	10,368
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	7,500	7,813
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	31,070
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	427	456
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (d)	10,000	10,420
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 5.969% 6/1/2037 (c)	AUD7,500	5,089
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.319% 12/1/2038 (c)	50	35
Svenska Handelsbanken AB 5.50% 6/15/2028 (d)	USD5,000	5,168
Swedbank AB 6.136% 9/12/2026 (d)	12,825	13,015
Synchrony Bank 5.625% 8/23/2027	17,000	17,350
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR Index + 1.395% on 7/29/2028) (f)	6,762	6,849
The Bank of Nova Scotia 4.932% 2/14/2029 (USD-SOFR + 0.89% on 2/14/2028) (f)	20,000	20,389
Toronto-Dominion Bank (The) 4.568% 12/17/2026	8,891	8,948
Toronto-Dominion Bank (The) 5.156% 1/10/2028	8,213	8,403
Toronto-Dominion Bank (The) 4.861% 1/31/2028	20,000	20,337
Toronto-Dominion Bank (The) 4.783% 12/17/2029	2,317	2,375
Toronto-Dominion Bank (The) 4.808% 6/3/2030	34,000	34,712
Travelers Cos., Inc. 5.05% 7/24/2035	2,819	2,867
Travelers Cos., Inc. 2.55% 4/27/2050	1,601	970
Travelers Cos., Inc. 5.45% 5/25/2053	1,773	1,748
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (f)	10,000	10,018
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)	6,099	6,581
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)	4,343	4,497
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (f)	8,394	8,625
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	24,833	25,669
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	5,000	5,322
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (f)	2,224	2,201
U.S. Bancorp 3.10% 4/27/2026	7,000	6,983

The Bond Fund of America	54

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	USD31,436	$31,834
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (f)	1,500	1,560
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)	6,064	6,282
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (f)	13,200	13,563
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (f)	20,000	20,794
UBS Group AG 4.55% 4/17/2026	7,000	7,012
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026) (d)(f)	20,000	20,008
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (d)(f)	10,300	10,277
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (d)(f)	38,389	38,282
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026) (d)(f)	50,000	50,183
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (d)(f)	19,621	19,312
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (d)(f)	6,750	6,806
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (d)(f)	5,485	5,456
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (d)(f)	9,650	9,983
UBS Group AG 3.126% 8/13/2030 (3-month USD CME Term SOFR + 1.73% on 8/13/2029) (d)(f)	2,600	2,492
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (d)(f)	23,125	24,164
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (d)(f)	18,250	18,082
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (d)(f)	11,788	10,462
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (d)(f)	8,322	7,730
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (d)(f)	15,694	14,082
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026) (d)(f)	8,430	8,279
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,708	1,707
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025 (d)(g)(j)	500	— (b)
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	53,097	54,206
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)	225	220
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	38,248	38,680
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (f)	995	1,014
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	12,580	13,037
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (f)	20,000	21,137
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (f)	37,105	38,220
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (f)	5,128	5,313
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	61,325	63,315
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (f)	1,952	1,822
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)	35,000	36,426
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (f)	1,038	1,089
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	1,056	1,170
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (f)	952	973
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	25,000	26,213
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	49,958	43,020
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (f)	11,339	11,165
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (f)	23,100	20,936
Westpac Banking Corp. 2.963% 11/16/2040	4,500	3,433
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030	2,165	2,085
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	1,000	924
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	5,000	4,000
		6,777,391

Consumer discretionary 3.49%
Acushnet Co. 5.625% 12/1/2033 (d)	405	411
Advance Auto Parts, Inc. 7.00% 8/1/2030 (d)	5,210	5,258
Advance Auto Parts, Inc. 7.375% 8/1/2033 (d)	8,205	8,243
Alibaba Group Holding, Ltd. 5.25% 5/26/2035	8,830	9,207
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	4,000	3,680
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	13,406	9,862

55	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	USD6,300	$5,228
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	2,690	2,730
Alibaba Group Holding, Ltd. 4.40% 12/6/2057	1,500	1,250
Allied Universal Holdco, LLC 4.625% 6/1/2028 (d)	2,105	2,077
Amazon.com, Inc. 1.65% 5/12/2028	25,000	23,869
Amazon.com, Inc. 3.90% 11/20/2028	35,000	35,117
Amazon.com, Inc. 4.10% 11/20/2030	5,000	5,007
Amazon.com, Inc. 2.10% 5/12/2031	25,000	22,598
Amazon.com, Inc. 4.35% 3/20/2033	17,231	17,180
Amazon.com, Inc. 4.65% 11/20/2035	31,728	31,612
Amazon.com, Inc. 5.45% 11/20/2055	68,281	66,692
Amazon.com, Inc. 5.55% 11/20/2065	41,000	39,802
Arcos Dorados BV 6.375% 1/29/2032 (d)	3,465	3,676
BMW US Capital, LLC 2.55% 4/1/2031 (d)	5,056	4,608
BMW US Capital, LLC 3.70% 4/1/2032 (d)	1,701	1,620
Carnival Corp. 4.00% 8/1/2028 (d)	1,000	986
Carnival Corp. 5.125% 5/1/2029 (d)	29,725	30,069
Carnival Corp. 5.75% 3/15/2030 (d)	43,000	44,258
Carnival Corp. 5.75% 8/1/2032 (d)	56,125	57,670
Carnival Corp. 6.125% 2/15/2033 (d)	18,605	19,221
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (d)	5,837	5,895
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)	10,000	10,155
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (d)	9,125	8,683
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (d)	25,000	25,760
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (d)	7,312	6,532
Ford Motor Co. 3.25% 2/12/2032	3,737	3,295
Ford Motor Credit Co., LLC 6.95% 3/6/2026	7,984	8,002
Ford Motor Credit Co., LLC 6.95% 6/10/2026	5,616	5,666
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,025	1,015
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,000	4,023
Ford Motor Credit Co., LLC 4.271% 1/9/2027	1,035	1,030
Ford Motor Credit Co., LLC 5.85% 5/17/2027	10,000	10,158
Ford Motor Credit Co., LLC 4.95% 5/28/2027	9,936	9,978
Ford Motor Credit Co., LLC 4.125% 8/17/2027	4,655	4,619
Ford Motor Credit Co., LLC 3.815% 11/2/2027	1,730	1,704
Ford Motor Credit Co., LLC 7.35% 11/4/2027	23,479	24,523
Ford Motor Credit Co., LLC 2.90% 2/16/2028	25,593	24,655
Ford Motor Credit Co., LLC 6.80% 5/12/2028	22,310	23,286
Ford Motor Credit Co., LLC 6.798% 11/7/2028	11,114	11,664
Ford Motor Credit Co., LLC 2.90% 2/10/2029	63,900	60,076
Ford Motor Credit Co., LLC 5.80% 3/8/2029	80,985	82,774
Ford Motor Credit Co., LLC 5.113% 5/3/2029	69,292	69,421
Ford Motor Credit Co., LLC 5.303% 9/6/2029	41,825	42,173
Ford Motor Credit Co., LLC 5.875% 11/7/2029	34,300	35,224
Ford Motor Credit Co., LLC 7.35% 3/6/2030	75,790	81,376
Ford Motor Credit Co., LLC 7.20% 6/10/2030	9,625	10,324
Ford Motor Credit Co., LLC 5.73% 9/5/2030	36,306	36,879
Ford Motor Credit Co., LLC 4.00% 11/13/2030	47,971	45,319
Ford Motor Credit Co., LLC 6.05% 3/5/2031	107,463	110,545
Ford Motor Credit Co., LLC 3.625% 6/17/2031	62,171	56,987
Ford Motor Credit Co., LLC 6.054% 11/5/2031	186,953	191,769
Ford Motor Credit Co., LLC 6.532% 3/19/2032	23,554	24,643
Ford Motor Credit Co., LLC 7.122% 11/7/2033	72,758	78,180
Ford Motor Credit Co., LLC 6.125% 3/8/2034	137,778	140,066
Ford Motor Credit Co., LLC 6.50% 2/7/2035	82,726	85,735
Ford Motor Credit Co., LLC 5.869% 10/31/2035	77,847	76,914
General Motors Co. 5.625% 4/15/2030	12,500	13,030
General Motors Financial Co., Inc. 1.50% 6/10/2026	3,006	2,973
General Motors Financial Co., Inc. 4.20% 10/27/2028	9,189	9,204
General Motors Financial Co., Inc. 4.90% 10/6/2029	1,876	1,906
General Motors Financial Co., Inc. 5.625% 4/4/2032	2,134	2,223
General Motors Financial Co., Inc. 5.45% 9/6/2034	4,483	4,549
General Motors Financial Co., Inc. 5.90% 1/7/2035	40,668	42,425
General Motors Financial Co., Inc. 6.15% 7/15/2035	6,290	6,631
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	26,500	24,027
GOHL Capital, Ltd., 4.25% 1/24/2027	45,800	45,422

The Bond Fund of America	56

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (d)	USD13,960	$13,375
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032 (d)	11,040	10,257
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (d)	14,065	14,169
Home Depot, Inc. 2.95% 6/15/2029	11,320	10,958
Home Depot, Inc. 2.70% 4/15/2030	25,000	23,652
Home Depot, Inc. 4.85% 6/25/2031	16,291	16,852
Home Depot, Inc. 4.95% 6/25/2034	62,926	64,381
Home Depot, Inc. 5.30% 6/25/2054	33,031	31,617
Hyatt Hotels Corp. 5.05% 3/30/2028	8,478	8,637
Hyatt Hotels Corp. 5.75% 3/30/2032	8,010	8,396
Hyundai Capital America 1.30% 1/8/2026 (d)	17,000	16,992
Hyundai Capital America 5.50% 3/30/2026 (d)	5,000	5,017
Hyundai Capital America 1.50% 6/15/2026 (d)	24,066	23,791
Hyundai Capital America 1.65% 9/17/2026 (d)	36,910	36,317
Hyundai Capital America 3.00% 2/10/2027 (d)	19,717	19,504
Hyundai Capital America 5.30% 3/19/2027 (d)	14,986	15,205
Hyundai Capital America 4.85% 3/25/2027 (d)	43,000	43,404
Hyundai Capital America 4.875% 6/23/2027 (d)	15,567	15,743
Hyundai Capital America 5.275% 6/24/2027 (d)	12,500	12,716
Hyundai Capital America 2.375% 10/15/2027 (d)	14,154	13,744
Hyundai Capital America 5.00% 1/7/2028 (d)	15,000	15,241
Hyundai Capital America 5.60% 3/30/2028 (d)	3,300	3,397
Hyundai Capital America 2.00% 6/15/2028 (d)	13,912	13,203
Hyundai Capital America 4.90% 6/23/2028 (d)	21,844	22,191
Hyundai Capital America 2.10% 9/15/2028 (d)	7,900	7,475
Hyundai Capital America 4.25% 9/18/2028 (d)	13,214	13,221
Hyundai Capital America 6.10% 9/21/2028 (d)	1,000	1,047
Hyundai Capital America 5.30% 1/8/2029 (d)	2,748	2,821
Hyundai Capital America 6.50% 1/16/2029 (d)	5,119	5,425
Hyundai Capital America 4.55% 9/26/2029 (d)	24,606	24,764
Hyundai Capital America 5.30% 1/8/2030 (d)	37,000	38,142
Hyundai Capital America 5.15% 3/27/2030 (d)	3,500	3,589
Hyundai Capital America 5.10% 6/24/2030 (d)	18,350	18,786
Hyundai Capital America 4.50% 9/18/2030 (d)	7,800	7,804
Hyundai Capital America 5.40% 6/24/2031 (d)	4,500	4,659
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (d)	6,570	6,551
KB Home 6.875% 6/15/2027	5,000	5,107
Marriott International, Inc. 4.20% 7/15/2027	8,000	8,034
Marriott International, Inc. 5.00% 10/15/2027	20,000	20,353
Marriott International, Inc. 4.90% 4/15/2029	6,524	6,678
Marriott International, Inc. 2.85% 4/15/2031	2,120	1,967
Marriott International, Inc. 4.50% 10/15/2031	3,000	3,008
Marriott International, Inc. 2.75% 10/15/2033	25,167	22,023
Marriott International, Inc. 5.35% 3/15/2035	5,000	5,148
McDonald’s Corp. 5.00% 5/17/2029	5,773	5,944
McDonald’s Corp. 4.95% 3/3/2035	3,354	3,400
McDonald’s Corp. 4.45% 9/1/2048	242	206
McDonald’s Corp. 3.625% 9/1/2049	6,857	5,053
McDonald’s Corp. 4.20% 4/1/2050	708	573
McDonald’s Corp. 5.15% 9/9/2052	220	204
Meituan 3.05% 10/28/2030	15,000	13,994
Meituan 4.75% 11/5/2032 (d)	13,410	13,257
Meituan 5.125% 11/5/2035 (d)	20,855	20,651
Morongo Band of Mission Indians (The) 7.00% 10/1/2039 (d)	11,225	12,142
Motherson Global Investments BV 5.625% 7/11/2029	7,500	7,663
Motherson Global Investments BV 5.625% 7/11/2029 (d)	5,570	5,691
NIKE, Inc. 3.25% 3/27/2040	5,469	4,444
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (d)	6,000	6,005
Nissan Motor Acceptance Corp. 6.95% 9/15/2026 (d)	4,190	4,250
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (d)	4,874	4,770
Nissan Motor Acceptance Corp. 2.75% 3/9/2028 (d)	11,315	10,759
Nissan Motor Acceptance Corp. 2.45% 9/15/2028 (d)	15,000	13,948
Nissan Motor Acceptance Corp. 7.05% 9/15/2028 (d)	20,950	21,744
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (d)	23,000	22,705
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (d)	39,000	40,959
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (d)	7,308	6,894

57	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (d)	USD29,320	$31,170
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (d)	59,905	63,710
President and Fellows of Harvard College 2.517% 10/15/2050	5,500	3,365
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (d)	20,000	20,369
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (d)	15,115	15,457
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (d)	40,000	41,114
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	77,636	77,990
Sands China, Ltd. 3.80% 1/8/2026	13,000	12,999
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,818
Sands China, Ltd. 5.40% 8/8/2028	76,050	77,549
Sands China, Ltd. 4.375% 6/18/2030	17,000	16,789
Sands China, Ltd. 3.25% 8/8/2031	19,600	18,132
Starbucks Corp. 4.80% 5/15/2030	4,330	4,421
Starbucks Corp. 5.00% 2/15/2034	8,892	9,086
Starbucks Corp. 5.40% 5/15/2035	30,257	31,479
Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	8,111
Travel + Leisure Co. 6.625% 7/31/2026 (d)	4,000	4,041
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (d)	20,000	20,071
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (d)	20,000	20,119
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (d)	11,687	11,841
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (d)	36,540	39,264
		3,448,881

Utilities 3.11%
Adani Transmission Step-One, Ltd. 4.00% 8/3/2026	2,000	1,986
AEP Texas, Inc. 3.45% 5/15/2051	1,563	1,062
AEP Transmission Co., LLC 3.10% 12/1/2026	1,085	1,077
AEP Transmission Co., LLC 5.15% 4/1/2034	11,675	11,930
AEP Transmission Co., LLC 5.375% 6/15/2035	1,325	1,370
AES Andes SA 6.30% 3/15/2029 (d)	7,753	8,031
Alabama Power Co. 3.00% 3/15/2052	22,980	14,956
Alfa Transmisora De Energia SA 4.55% 9/27/2051	12,306	9,948
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (d)	5,641	4,560
American Electric Power Co., Inc. 4.30% 12/1/2028	31,133	31,365
American Transmission Systems, Inc. 2.65% 1/15/2032 (d)	1,218	1,098
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,973
Berkshire Hathaway Energy Co. 1.65% 5/15/2031	4,039	3,523
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	200	174
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039	11,392	12,512
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039 (d)	826	907
Chile Electricity Lux MPC SARL 6.01% 1/20/2033 (d)	2,954	3,107
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	895	941
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (f)	4,009	4,081
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	10,050	10,227
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (d)	2,670	2,627
CMS Energy Corp. 3.00% 5/15/2026	5,589	5,570
Comision Federal de Electricidad 4.688% 5/15/2029 (d)	30,765	30,496
Comision Federal de Electricidad 4.688% 5/15/2029	10,000	9,912
Comision Federal de Electricidad 3.348% 2/9/2031	25,000	22,730
Comision Federal de Electricidad 3.875% 7/26/2033	21,750	19,286
Comision Federal de Electricidad 6.45% 1/24/2035 (d)	22,000	22,672
Commonwealth Edison Co. 3.125% 3/15/2051	1,383	922
Commonwealth Edison Co. 2.75% 9/1/2051	616	380
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	8,653	7,706
Consumers Energy Co. 3.80% 11/15/2028	593	591
Consumers Energy Co. 4.50% 1/15/2031	11,621	11,763
Consumers Energy Co. 3.60% 8/15/2032	37,600	35,719
Consumers Energy Co. 4.625% 5/15/2033	3,492	3,505
Consumers Energy Co. 5.05% 5/15/2035	14,157	14,411
DTE Electric Co. 4.85% 12/1/2026	1,350	1,364
DTE Electric Co. 3.70% 3/15/2045	107	84
DTE Energy Co. 2.85% 10/1/2026	539	535
DTE Energy Co. 5.10% 3/1/2029	8,650	8,867
DTE Energy Co. 2.25% 3/1/2030	1,557	1,449

The Bond Fund of America	58

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Duke Energy Carolinas, LLC 2.45% 8/15/2029	USD3,530	$3,346
Duke Energy Carolinas, LLC 2.55% 4/15/2031	419	386
Duke Energy Carolinas, LLC 3.20% 8/15/2049	755	518
Duke Energy Carolinas, LLC 5.35% 1/15/2053	3,710	3,574
Duke Energy Corp. 5.75% 9/15/2033	33,869	35,888
Duke Energy Corp. 4.95% 9/15/2035	4,175	4,142
Duke Energy Corp. 5.00% 8/15/2052	331	293
Duke Energy Florida, LLC 1.75% 6/15/2030	9,594	8,669
Duke Energy Florida, LLC 4.20% 12/1/2030	4,000	4,008
Duke Energy Florida, LLC 5.875% 11/15/2033	4,052	4,377
Duke Energy Florida, LLC 4.85% 12/1/2035	29,314	29,199
Duke Energy Florida, LLC 3.00% 12/15/2051	8,566	5,576
Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,812
Duke Energy Progress, LLC 2.00% 8/15/2031	769	683
Duke Energy Progress, LLC 2.50% 8/15/2050	354	207
Edison International 4.125% 3/15/2028	9,740	9,636
Edison International 5.25% 11/15/2028	20,497	20,779
Edison International 5.45% 6/15/2029	46,446	47,318
Edison International 6.95% 11/15/2029	21,779	23,207
Edison International 6.25% 3/15/2030	42,665	44,640
Edison International 5.25% 3/15/2032	50,365	50,424
Electricite de France SA 5.65% 4/22/2029 (d)	10,000	10,415
Electricite de France SA 6.25% 5/23/2033 (d)	8,275	8,970
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR15,000	17,233
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(f)	USD8,775	10,239
Emera US Finance, LP 2.639% 6/15/2031	6,743	6,105
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (f)	319	322
Enel Finance International NV 2.125% 7/12/2028 (d)	6,940	6,600
Enel Finance International NV 4.125% 9/30/2028 (d)	2,375	2,372
Enel Finance International NV 5.125% 6/26/2029 (d)	15,000	15,402
Enel Finance International NV 4.375% 9/30/2030 (d)	3,000	2,990
Enel Finance International NV 5.00% 9/30/2035 (d)	5,000	4,980
Enfragen Energia Sur SA 5.375% 12/30/2030	9,848	9,169
Enfragen Energia Sur SA 8.499% 6/30/2032	3,500	3,634
Enfragen Energia Sur SA 8.499% 6/30/2032 (d)	2,480	2,575
Engie Energia Chile SA 3.40% 1/28/2030 (d)	7,054	6,652
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	9,060	9,008
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (d)	8,250	8,202
ENN Energy Holdings, Ltd. 2.625% 9/17/2030 (d)	1,143	1,057
Entergy Corp. 1.90% 6/15/2028	6,531	6,200
Entergy Corp. 2.40% 6/15/2031	3,764	3,386
Entergy Louisiana, LLC 3.12% 9/1/2027	3,436	3,396
Entergy Louisiana, LLC 2.35% 6/15/2032	395	349
Entergy Louisiana, LLC 5.35% 3/15/2034	5,000	5,199
Entergy Louisiana, LLC 2.90% 3/15/2051	14,533	9,155
Eversource Energy 3.30% 1/15/2028	6,812	6,697
Eversource Energy 4.45% 12/15/2030	3,800	3,781
Eversource Energy 3.375% 3/1/2032	5,948	5,513
Exelon Corp. 4.10% 3/15/2052	1,725	1,340
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (d)	12,030	12,665
FirstEnergy Corp. 2.65% 3/1/2030	13,032	12,158
FirstEnergy Corp. 2.25% 9/1/2030	14,613	13,240
FirstEnergy Corp., Series B, 3.90% 7/15/2027	10,000	9,966
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (d)	18,927	18,309
Florida Power & Light Co. 4.40% 5/15/2028	16,905	17,133
Florida Power & Light Co. 4.80% 5/15/2033	4,161	4,244
Florida Power & Light Co. 5.30% 6/15/2034	11,633	12,192
Florida Power & Light Co. 4.70% 2/15/2036	21,527	21,331
Florida Power & Light Co. 3.70% 12/1/2047	2,859	2,207
Florida Power & Light Co. 3.15% 10/1/2049	442	304
Florida Power & Light Co. 2.875% 12/4/2051	15,570	9,939
Florida Power & Light Co. 5.30% 4/1/2053	209	200
Florida Power & Light Co. 5.60% 6/15/2054	5,331	5,360
Florida Power & Light Co. 5.70% 3/15/2055	1,475	1,497

59	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Florida Power & Light Co. 5.60% 2/15/2066	USD12,998	$12,807
Georgia Power Co. 4.00% 10/1/2028	5,000	5,030
Georgia Power Co. 5.25% 3/15/2034	2,204	2,276
Grupo Energia Bogota SA ESP 7.85% 11/9/2033 (d)	2,500	2,863
Jersey Central Power & Light Co. 2.75% 3/1/2032 (d)	488	439
Jersey Central Power & Light Co. 5.10% 1/15/2035	3	3
Kallpa Generacion SA 5.875% 1/30/2032 (d)	5,558	5,796
Kallpa Generacion SA 5.875% 1/30/2032	2,942	3,068
MidAmerican Energy Co. 6.75% 12/30/2031	5,645	6,353
MidAmerican Energy Co. 5.35% 1/15/2034	350	366
MidAmerican Energy Co. 5.75% 11/1/2035	576	616
MidAmerican Energy Co. 3.15% 4/15/2050	2,964	2,015
MidAmerican Energy Co. 5.50% 11/15/2056	5,583	5,488
Minejesa Capital BV 4.625% 8/10/2030	3,693	3,682
Minejesa Capital BV 5.625% 8/10/2037	13,500	13,398
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	1,470	1,440
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	10,700	10,833
Niagara Energy S.A.C. 5.746% 10/3/2034 (d)	4,400	4,491
Niagara Energy S.A.C. 5.746% 10/3/2034	3,000	3,062
NiSource, Inc. 5.40% 6/30/2033	1,422	1,476
NiSource, Inc. 5.00% 6/15/2052	24	21
Northern States Power Co. 2.25% 4/1/2031	5,199	4,724
Northern States Power Co. 5.05% 5/15/2035	4,707	4,800
Northern States Power Co. 5.10% 5/15/2053	944	880
Northern States Power Co. 5.40% 3/15/2054	10,669	10,394
Northern States Power Co. 5.65% 5/15/2055	600	605
NRG Energy, Inc. 3.625% 2/15/2031 (d)	5,000	4,675
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	807	808
Pacific Gas and Electric Co. 3.15% 1/1/2026	107,080	107,080
Pacific Gas and Electric Co. 2.95% 3/1/2026	36,030	35,943
Pacific Gas and Electric Co. 2.10% 8/1/2027	49,141	47,670
Pacific Gas and Electric Co. 3.30% 12/1/2027	18,325	18,055
Pacific Gas and Electric Co. 3.00% 6/15/2028	39,697	38,507
Pacific Gas and Electric Co. 3.75% 7/1/2028	16,039	15,847
Pacific Gas and Electric Co. 4.65% 8/1/2028	17,649	17,783
Pacific Gas and Electric Co. 5.55% 5/15/2029	1,860	1,922
Pacific Gas and Electric Co. 4.55% 7/1/2030	124,398	123,916
Pacific Gas and Electric Co. 2.50% 2/1/2031	115,186	103,810
Pacific Gas and Electric Co. 3.25% 6/1/2031	16,250	15,146
Pacific Gas and Electric Co. 4.40% 3/1/2032	14,784	14,432
Pacific Gas and Electric Co. 5.90% 6/15/2032	24,296	25,494
Pacific Gas and Electric Co. 5.05% 10/15/2032	33,500	33,701
Pacific Gas and Electric Co. 6.15% 1/15/2033	9,377	9,957
Pacific Gas and Electric Co. 6.40% 6/15/2033	114,492	123,690
Pacific Gas and Electric Co. 6.95% 3/15/2034	27,192	30,260
Pacific Gas and Electric Co. 5.80% 5/15/2034	9,293	9,657
Pacific Gas and Electric Co. 5.70% 3/1/2035	72,882	74,976
Pacific Gas and Electric Co. 6.00% 8/15/2035	59,224	62,288
Pacific Gas and Electric Co. 3.30% 8/1/2040	37,542	28,515
Pacific Gas and Electric Co. 3.75% 8/15/2042	23,075	17,523
Pacific Gas and Electric Co. 4.95% 7/1/2050	63,968	54,140
Pacific Gas and Electric Co. 3.50% 8/1/2050	37,258	25,172
PacifiCorp 5.10% 2/15/2029	22,351	22,817
PacifiCorp 2.70% 9/15/2030	6,129	5,639
PacifiCorp 5.30% 2/15/2031	10,297	10,607
PacifiCorp 5.45% 2/15/2034	34,600	35,114
PacifiCorp 6.10% 8/1/2036	4,668	4,849
PacifiCorp 6.25% 10/15/2037	9,809	10,263
PacifiCorp 4.125% 1/15/2049	2,657	1,987
PacifiCorp 4.15% 2/15/2050	12,034	8,959
PacifiCorp 3.30% 3/15/2051	25,486	16,356
PacifiCorp 2.90% 6/15/2052	52,295	30,665
PacifiCorp 5.35% 12/1/2053	15,236	13,396
PacifiCorp 5.50% 5/15/2054	16,537	14,791
PacifiCorp 5.80% 1/15/2055	25,205	23,540
PECO Energy Co. 4.875% 9/15/2035	10,915	11,024

The Bond Fund of America	60

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
PECO Energy Co. 2.80% 6/15/2050	USD10,000	$6,287
PECO Energy Co. 5.65% 9/15/2055	6,325	6,306
PG&E Corp. 5.25% 7/1/2030	12,000	11,922
Progress Energy, Inc. 7.00% 10/30/2031	2,978	3,349
Public Service Co. of Colorado 5.35% 5/15/2034	445	457
Public Service Co. of Colorado 2.70% 1/15/2051	1,887	1,143
Public Service Electric and Gas Co. 0.95% 3/15/2026	12,926	12,850
Public Service Electric and Gas Co. 3.65% 9/1/2028	263	261
Public Service Electric and Gas Co. 3.20% 5/15/2029	5,000	4,875
Public Service Electric and Gas Co. 2.45% 1/15/2030	3,486	3,280
Public Service Electric and Gas Co. 1.90% 8/15/2031	4,061	3,592
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,033	1,072
Public Service Electric and Gas Co. 4.85% 8/1/2034	3,400	3,429
Public Service Electric and Gas Co. 5.05% 3/1/2035	9,800	10,016
Public Service Electric and Gas Co. 4.90% 8/15/2035	33,009	33,328
Public Service Electric and Gas Co. 3.20% 8/1/2049	4,310	2,970
Public Service Electric and Gas Co. 3.15% 1/1/2050	10,801	7,393
Public Service Electric and Gas Co. 2.70% 5/1/2050	4,301	2,685
Public Service Electric and Gas Co. 2.05% 8/1/2050	1,342	729
Public Service Electric and Gas Co. 3.00% 3/1/2051	2,474	1,629
Public Service Electric and Gas Co. 5.125% 3/15/2053	1,054	990
Public Service Electric and Gas Co. 5.30% 8/1/2054	2,616	2,511
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	18,175	18,593
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	425	377
San Diego Gas & Electric Co. 4.95% 8/15/2028	1,934	1,984
San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,403
Southern California Edison Co. 1.20% 2/1/2026	10,000	9,964
Southern California Edison Co. 4.90% 6/1/2026	10,000	10,015
Southern California Edison Co. 3.65% 3/1/2028	7,394	7,312
Southern California Edison Co. 5.65% 10/1/2028	2,679	2,776
Southern California Edison Co. 4.20% 3/1/2029	2,011	1,999
Southern California Edison Co. 5.15% 6/1/2029	8,531	8,721
Southern California Edison Co. 2.85% 8/1/2029	69,966	66,364
Southern California Edison Co. 5.25% 3/15/2030	104,607	107,341
Southern California Edison Co. 2.25% 6/1/2030	21,055	19,128
Southern California Edison Co. 2.50% 6/1/2031	33,083	29,691
Southern California Edison Co. 5.45% 6/1/2031	32,924	34,089
Southern California Edison Co. 2.75% 2/1/2032	5,448	4,858
Southern California Edison Co. 5.95% 11/1/2032	6,649	7,039
Southern California Edison Co. 5.20% 6/1/2034	12,157	12,228
Southern California Edison Co. 5.45% 3/1/2035	34,191	34,684
Southern California Edison Co. 5.75% 4/1/2035	3,714	3,839
Southern California Edison Co. 5.35% 7/15/2035	40,824	41,115
Southern California Edison Co. 5.625% 2/1/2036	6,482	6,562
Southern California Edison Co. 4.50% 9/1/2040	16,706	14,620
Southern California Edison Co. 3.65% 2/1/2050	20,202	14,139
Southern California Edison Co. 2.95% 2/1/2051	28,813	17,597
Southern California Edison Co. 3.65% 6/1/2051	685	470
Southern California Edison Co. 3.45% 2/1/2052	9,813	6,530
Southern California Edison Co. 5.75% 4/15/2054	5,338	5,029
Southern California Edison Co. 6.20% 9/15/2055	23,138	23,329
Southern Co. (The) 4.85% 3/15/2035	4,022	3,975
Talen Energy Supply, LLC 8.625% 6/1/2030 (d)	14,808	15,685
Tampa Electric Co. 5.15% 3/1/2035	20,000	20,321
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	5,904	5,811
TNB Global Ventures Capital Bhd 4.851% 11/1/2028	4,000	4,082
Union Electric Co. 5.25% 4/15/2035	4,884	5,041
Union Electric Co. 2.625% 3/15/2051	132	80
Union Electric Co. 3.90% 4/1/2052	5,303	4,083
Union Electric Co. 5.125% 3/15/2055	441	405
Virginia Electric & Power 2.95% 11/15/2026	265	263
Virginia Electric & Power 2.875% 7/15/2029	1,425	1,368
Virginia Electric & Power 2.30% 11/15/2031	3,000	2,669
Virginia Electric & Power 2.40% 3/30/2032	990	882
WEC Energy Group, Inc. 5.15% 10/1/2027	8,793	8,972
Wisconsin Electric Power Co. 4.15% 10/15/2030	1,725	1,725

61	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Wisconsin Electric Power Co. 4.60% 10/1/2034	USD1,867	$1,854
Wisconsin Electric Power Co. 5.05% 10/1/2054	192	177
Wisconsin Power and Light Co. 1.95% 9/16/2031	5,316	4,664
Wisconsin Power and Light Co. 3.95% 9/1/2032	1,276	1,233
Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	1,953
Wisconsin Public Service Corp. 2.85% 12/1/2051	387	246
Xcel Energy, Inc. 2.35% 11/15/2031	15,182	13,485
Xcel Energy, Inc. 5.45% 8/15/2033	29,414	30,427
Xcel Energy, Inc. 5.50% 3/15/2034	4,704	4,859
Xcel Energy, Inc. 5.60% 4/15/2035	5,840	6,053
		3,069,868

Health care 3.10%
AbbVie, Inc. 2.95% 11/21/2026	16,395	16,272
AbbVie, Inc. 3.20% 11/21/2029	3,606	3,498
AbbVie, Inc. 4.95% 3/15/2031	14,000	14,481
AbbVie, Inc. 5.05% 3/15/2034	110,921	114,029
AbbVie, Inc. 5.20% 3/15/2035	13,146	13,618
AbbVie, Inc. 5.35% 3/15/2044	3,625	3,584
AbbVie, Inc. 5.40% 3/15/2054	38,271	37,239
AbbVie, Inc. 5.60% 3/15/2055	5,833	5,850
Amgen, Inc. 5.15% 3/2/2028	45,847	46,929
Amgen, Inc. 3.00% 2/22/2029	3,098	3,006
Amgen, Inc. 4.05% 8/18/2029	16,265	16,255
Amgen, Inc. 2.45% 2/21/2030	12,942	12,076
Amgen, Inc. 5.25% 3/2/2030	15,000	15,576
Amgen, Inc. 2.30% 2/25/2031	3,704	3,360
Amgen, Inc. 4.20% 3/1/2033	19,725	19,289
Amgen, Inc. 5.25% 3/2/2033	79,335	82,148
Amgen, Inc. 4.875% 3/1/2053	13,498	11,890
Amgen, Inc. 5.65% 3/2/2053	25,741	25,223
AstraZeneca Finance, LLC 4.90% 2/26/2031	41,711	43,185
AstraZeneca Finance, LLC 2.25% 5/28/2031	729	664
AstraZeneca Finance, LLC 5.00% 2/26/2034	20,300	21,017
AstraZeneca PLC 0.70% 4/8/2026	2,291	2,272
AstraZeneca PLC 1.375% 8/6/2030	4,305	3,829
AstraZeneca PLC 3.00% 5/28/2051	2,249	1,514
Avantor Funding, Inc. 4.625% 7/15/2028 (d)	6,320	6,291
Baxter International, Inc. 1.915% 2/1/2027	4,959	4,841
Baxter International, Inc. 2.272% 12/1/2028	414	391
Baxter International, Inc. 4.45% 2/15/2029	4,825	4,843
Baxter International, Inc. 4.90% 12/15/2030	12,629	12,733
Baxter International, Inc. 2.539% 2/1/2032	5,549	4,837
Baxter International, Inc. 5.65% 12/15/2035	16,039	16,238
Baxter International, Inc. 3.132% 12/1/2051	663	418
Bayer US Finance II, LLC 4.375% 12/15/2028 (d)	4,250	4,255
Bayer US Finance, LLC 6.25% 1/21/2029 (d)	18,629	19,605
Boston Scientific Corp. 2.65% 6/1/2030	3,905	3,677
Bristol-Myers Squibb Co. 5.10% 2/22/2031	8,299	8,645
Bristol-Myers Squibb Co. 2.95% 3/15/2032	8,930	8,288
Bristol-Myers Squibb Co. 5.20% 2/22/2034	87,310	90,793
Bristol-Myers Squibb Co. 2.55% 11/13/2050	15,075	8,931
Bristol-Myers Squibb Co. 3.70% 3/15/2052	15,681	11,532
Bristol-Myers Squibb Co. 5.55% 2/22/2054	36,405	35,777
Cencora, Inc. 2.70% 3/15/2031	2,809	2,589
Centene Corp. 4.25% 12/15/2027	57,049	56,748
Centene Corp. 2.45% 7/15/2028	65,553	61,431
Centene Corp. 4.625% 12/15/2029	41,433	40,217
Centene Corp. 3.375% 2/15/2030	41,054	37,844
Centene Corp. 3.00% 10/15/2030	12,066	10,804
Centene Corp. 2.50% 3/1/2031	48,319	41,754
Centene Corp. 2.625% 8/1/2031	30,803	26,517
Cigna Group (The) 5.25% 1/15/2036	40,500	41,257
Cigna Group (The) 6.00% 1/15/2056	20,442	21,036
CVS Health Corp. 1.30% 8/21/2027	10,000	9,571

The Bond Fund of America	62

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
CVS Health Corp. 3.25% 8/15/2029	USD10,362	$10,007
CVS Health Corp. 5.125% 2/21/2030	7,000	7,194
CVS Health Corp. 1.75% 8/21/2030	5,660	5,030
CVS Health Corp. 5.25% 1/30/2031	7,000	7,236
CVS Health Corp. 1.875% 2/28/2031	9,479	8,320
CVS Health Corp. 5.55% 6/1/2031	64,520	67,551
CVS Health Corp. 5.00% 9/15/2032	45,160	46,111
CVS Health Corp. 5.25% 2/21/2033	10,737	11,058
CVS Health Corp. 5.70% 6/1/2034	37,848	39,675
CVS Health Corp. 5.45% 9/15/2035	7,139	7,310
CVS Health Corp. 6.05% 6/1/2054	17,279	17,191
CVS Health Corp. 6.20% 9/15/2055	45,382	46,109
CVS Health Corp. 6.00% 6/1/2063	7,180	6,965
CVS Health Corp. 6.25% 9/15/2065	1,600	1,612
DaVita, Inc. 3.75% 2/15/2031 (d)	4,000	3,704
DaVita, Inc. 6.75% 7/15/2033 (d)	2,000	2,075
Elevance Health, Inc. 4.75% 2/15/2030	4,178	4,263
Elevance Health, Inc. 5.20% 2/15/2035	10,490	10,723
Elevance Health, Inc. 5.00% 1/15/2036	16,025	15,936
Elevance Health, Inc. 4.55% 5/15/2052	4,934	4,109
Elevance Health, Inc. 5.125% 2/15/2053	1,384	1,254
Elevance Health, Inc. 5.70% 2/15/2055	5,012	4,900
Elevance Health, Inc. 5.70% 9/15/2055	21,500	21,078
Eli Lilly and Co. 4.70% 2/27/2033	9,641	9,846
Eli Lilly and Co. 5.10% 2/12/2035	39,525	40,876
Eli Lilly and Co. 4.90% 10/15/2035	6,014	6,130
Eli Lilly and Co. 4.875% 2/27/2053	15,000	13,716
Eli Lilly and Co. 5.50% 2/12/2055	30,556	30,618
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	25,000	25,757
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,022	1,081
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	2,560	2,759
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	157	171
Gilead Sciences, Inc. 5.25% 10/15/2033	57,555	60,500
Gilead Sciences, Inc. 2.80% 10/1/2050	65	41
Gilead Sciences, Inc. 5.55% 10/15/2053	16,410	16,346
Gilead Sciences, Inc. 5.50% 11/15/2054	1,500	1,482
HCA, Inc. 5.20% 6/1/2028	12,219	12,522
HCA, Inc. 5.875% 2/1/2029	5,134	5,352
HCA, Inc. 4.125% 6/15/2029	2,034	2,028
HCA, Inc. 2.375% 7/15/2031	2,003	1,798
HCA, Inc. 3.625% 3/15/2032	9,673	9,148
HCA, Inc. 5.25% 6/15/2049	5,977	5,408
HCA, Inc. 4.625% 3/15/2052	323	264
Humana, Inc. 3.70% 3/23/2029	2,424	2,381
Humana, Inc. 5.375% 4/15/2031	18,475	19,108
Humana, Inc. 5.95% 3/15/2034	2,500	2,623
Humana, Inc. 5.55% 5/1/2035	23,265	23,766
Humana, Inc. 5.75% 4/15/2054	5,350	5,056
Humana, Inc. 6.00% 5/1/2055	6,000	5,831
IQVIA, Inc. 5.00% 10/15/2026 (d)	5,750	5,750
Johnson & Johnson 1.30% 9/1/2030	22,427	20,014
Johnson & Johnson 4.95% 6/1/2034	13,000	13,656
Johnson & Johnson 5.00% 3/1/2035	4,783	4,982
Johnson & Johnson 5.25% 6/1/2054	2,555	2,559
Kaiser Foundation Hospitals 2.81% 6/1/2041	701	522
Medline Borrower, LP 6.25% 4/1/2029 (d)	5,194	5,376
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	4,500	4,535
Merck & Co., Inc. 1.70% 6/10/2027	18,478	18,004
Merck & Co., Inc. 1.45% 6/24/2030	465	416
Merck & Co., Inc. 2.75% 12/10/2051	10,000	6,196
Molina Healthcare, Inc. 4.375% 6/15/2028 (d)	2,125	2,091
Molina Healthcare, Inc. 3.875% 11/15/2030 (d)	2,665	2,475
Molina Healthcare, Inc. 6.50% 2/15/2031 (d)	1,700	1,748
Molina Healthcare, Inc. 3.875% 5/15/2032 (d)	18,000	16,382
Novant Health, Inc. 3.168% 11/1/2051	5,500	3,677
Novartis Capital Corp. 2.00% 2/14/2027	412	405

63	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Novartis Capital Corp. 2.20% 8/14/2030	USD9,078	$8,400
Owens & Minor, Inc. 4.50% 3/31/2029 (d)	5,180	3,520
Owens & Minor, Inc. 6.625% 4/1/2030 (d)	1,110	709
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	140	142
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	69,106	69,860
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	3,000	2,890
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	33,259	31,514
Pfizer, Inc. 2.625% 4/1/2030	10,000	9,440
Pfizer, Inc. 1.70% 5/28/2030	690	626
Pfizer, Inc. 4.20% 11/15/2030	22,236	22,345
Roche Holdings, Inc. 1.93% 12/13/2028 (d)	3,114	2,957
Roche Holdings, Inc. 2.076% 12/13/2031 (d)	28,187	24,960
Roche Holdings, Inc. 4.592% 9/9/2034 (d)	18,067	18,033
Roche Holdings, Inc. 5.218% 3/8/2054 (d)	1,967	1,907
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	532	529
Stryker Corp. 4.85% 2/10/2030	5,500	5,649
Stryker Corp. 5.20% 2/10/2035	9,000	9,245
Summa Health 3.511% 11/15/2051	187	151
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028	7,500	7,677
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	68,820	70,128
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	7,031	7,119
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	3,926	3,889
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	9,980	10,018
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	179,024	185,932
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	98,810	100,007
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	74,705	82,271
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	59,885	69,029
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	26,145	27,459
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	77,078	58,390
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	11,240	11,669
Thermo Fisher Scientific, Inc. (The) 4.794% 10/7/2035	6,250	6,272
UnitedHealth Group, Inc. 4.40% 6/15/2028	3,000	3,034
UnitedHealth Group, Inc. 2.875% 8/15/2029	1,172	1,127
UnitedHealth Group, Inc. 4.80% 1/15/2030	11,475	11,764
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,538	12,353
UnitedHealth Group, Inc. 4.65% 1/15/2031	17,000	17,298
UnitedHealth Group, Inc. 4.95% 1/15/2032	21,500	22,046
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,161	3,122
UnitedHealth Group, Inc. 5.35% 2/15/2033	33,897	35,329
UnitedHealth Group, Inc. 5.15% 7/15/2034	56,025	57,403
UnitedHealth Group, Inc. 5.30% 6/15/2035	51,253	53,085
UnitedHealth Group, Inc. 3.05% 5/15/2041	7,293	5,533
UnitedHealth Group, Inc. 3.70% 8/15/2049	3,098	2,307
UnitedHealth Group, Inc. 2.90% 5/15/2050	9,116	5,847
UnitedHealth Group, Inc. 3.25% 5/15/2051	4,712	3,194
UnitedHealth Group, Inc. 4.75% 5/15/2052	4,538	3,921
UnitedHealth Group, Inc. 5.375% 4/15/2054	5,950	5,619
UnitedHealth Group, Inc. 5.625% 7/15/2054	32,606	32,018
UnitedHealth Group, Inc. 5.95% 6/15/2055	29,456	30,267
UnitedHealth Group, Inc. 5.75% 7/15/2064	5,300	5,179
Viatris, Inc. 4.00% 6/22/2050	18,465	12,305
Zoetis, Inc. 5.60% 11/16/2032	12,980	13,809
		3,060,771

Communication services 2.41%
Alphabet, Inc. 4.10% 11/15/2030	2,000	2,007
Alphabet, Inc. 4.375% 11/15/2032	2,037	2,045
Alphabet, Inc. 4.70% 11/15/2035	38,193	38,217
Alphabet, Inc. 5.35% 11/15/2045	21,000	20,883
Alphabet, Inc. 5.25% 5/15/2055	14,302	13,708
Alphabet, Inc. 5.45% 11/15/2055	74,923	73,550
Alphabet, Inc. 5.30% 5/15/2065	3,890	3,661
Alphabet, Inc. 5.70% 11/15/2075	52,000	51,224
America Movil, SAB de CV, 10.125% 1/22/2029	MXN365,770	20,976
America Movil, SAB de CV, 9.50% 1/27/2031	117,330	6,638

The Bond Fund of America	64

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
AT&T, Inc. 1.70% 3/25/2026	USD1,667	$1,659
AT&T, Inc. 2.30% 6/1/2027	5,860	5,729
AT&T, Inc. 1.65% 2/1/2028	1,518	1,447
AT&T, Inc. 4.35% 3/1/2029	20,241	20,351
AT&T, Inc. 4.30% 2/15/2030	49,083	49,164
AT&T, Inc. 2.75% 6/1/2031	34,105	31,338
AT&T, Inc. 2.25% 2/1/2032	17,355	15,229
AT&T, Inc. 2.55% 12/1/2033	19,599	16,733
AT&T, Inc. 5.40% 2/15/2034	16,941	17,571
AT&T, Inc. 4.50% 5/15/2035	7,743	7,447
AT&T, Inc. 3.50% 9/15/2053	39,639	26,547
AT&T, Inc. 3.55% 9/15/2055	9,000	5,997
Axiata SPV2 Berhad 2.163% 8/19/2030	4,883	4,427
CCO Holdings, LLC 5.125% 5/1/2027 (d)	40,020	39,988
CCO Holdings, LLC 5.375% 6/1/2029 (d)	2,700	2,671
CCO Holdings, LLC 4.75% 3/1/2030 (d)	9,665	9,237
CCO Holdings, LLC 4.50% 8/15/2030 (d)	18,675	17,595
CCO Holdings, LLC 4.75% 2/1/2032 (d)	8,000	7,318
CCO Holdings, LLC 4.50% 5/1/2032	3,970	3,566
CCO Holdings, LLC 4.50% 6/1/2033 (d)	1,680	1,473
CCO Holdings, LLC 4.25% 1/15/2034 (d)	38,825	33,049
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,953
Charter Communications Operating, LLC 6.10% 6/1/2029	25,275	26,391
Charter Communications Operating, LLC 2.80% 4/1/2031	12,775	11,500
Charter Communications Operating, LLC 2.30% 2/1/2032	20,000	17,203
Charter Communications Operating, LLC 4.40% 4/1/2033	5,000	4,712
Charter Communications Operating, LLC 6.55% 6/1/2034	1,250	1,315
Charter Communications Operating, LLC 6.384% 10/23/2035	1,163	1,201
Charter Communications Operating, LLC 5.85% 12/1/2035	92,070	91,887
Charter Communications Operating, LLC 6.484% 10/23/2045	6,850	6,448
Charter Communications Operating, LLC 5.125% 7/1/2049	5,900	4,622
Charter Communications Operating, LLC 4.80% 3/1/2050	43,633	32,809
Charter Communications Operating, LLC 3.70% 4/1/2051	159,303	100,669
Charter Communications Operating, LLC 3.90% 6/1/2052	144,453	93,362
Charter Communications Operating, LLC 5.25% 4/1/2053	36,493	28,909
Charter Communications Operating, LLC 6.70% 12/1/2055	27,239	26,136
Charter Communications Operating, LLC 5.50% 4/1/2063	20,555	16,209
Comcast Corp. 2.65% 2/1/2030	14,401	13,597
Comcast Corp. 4.80% 5/15/2033	10,257	10,349
Comcast Corp. 5.30% 6/1/2034	4,769	4,917
Comcast Corp. 5.30% 5/15/2035	5,676	5,806
Comcast Corp. 3.75% 4/1/2040	6,430	5,305
Comcast Corp. 5.65% 6/1/2054	24,517	23,001
Comcast Corp. 6.05% 5/15/2055	7,400	7,317
Connect Finco SARL 9.00% 9/15/2029 (d)	1,935	2,055
DIRECTV Financing, LLC 5.875% 8/15/2027 (d)	28,371	28,553
DIRECTV Financing, LLC 8.875% 2/1/2030 (d)	5,000	5,065
Discovery Communications, LLC 3.625% 5/15/2030	8,000	7,375
Discovery Communications, LLC 3.625% 5/15/2030	4,075	3,546
DISH Network Corp. 11.75% 11/15/2027 (d)	14,925	15,543
Gray Media, Inc. 10.50% 7/15/2029 (d)	7,650	8,240
Gray Media, Inc. 4.75% 10/15/2030 (d)	6,535	5,074
Gray Media, Inc. 5.375% 11/15/2031 (d)	3,786	2,842
Meta Platforms, Inc. 4.20% 11/15/2030	863	865
Meta Platforms, Inc. 4.60% 11/15/2032	68,662	69,234
Meta Platforms, Inc. 4.875% 11/15/2035	68,086	68,021
Meta Platforms, Inc. 5.50% 11/15/2045	24,102	23,418
Meta Platforms, Inc. 5.40% 8/15/2054	22,000	20,485
Meta Platforms, Inc. 5.625% 11/15/2055	129,840	124,715
Meta Platforms, Inc. 5.75% 11/15/2065	24,780	23,658
News Corp. 5.125% 2/15/2032 (d)	8,175	8,061
Paramount Global 6.875% 4/30/2036	4,000	3,943
Paramount Global 4.95% 5/19/2050	3,782	2,651
PLDT, Inc. 3.45% 6/23/2050	3,490	2,516
SBA Tower Trust 1.631% 11/15/2026 (d)	62,772	61,425
Singapore Telecommunications, Ltd. 7.375% 12/1/2031	5,000	5,823

65	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)	USD4,300	$4,209
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)	5,000	4,608
TEGNA, Inc. 5.00% 9/15/2029	8,500	8,432
Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	7,470
Tencent Holdings, Ltd. 2.39% 6/3/2030 (d)	10,000	9,360
Tencent Holdings, Ltd. 3.68% 4/22/2041	794	670
Tencent Holdings, Ltd. 3.24% 6/3/2050 (d)	9,870	7,080
Tencent Holdings, Ltd. 3.29% 6/3/2060 (d)	5,000	3,401
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,972
T-Mobile USA, Inc. 2.05% 2/15/2028	221	212
T-Mobile USA, Inc. 4.85% 1/15/2029	20,000	20,432
T-Mobile USA, Inc. 3.875% 4/15/2030	14,367	14,131
T-Mobile USA, Inc. 2.55% 2/15/2031	12,500	11,423
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,930
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,564
T-Mobile USA, Inc. 2.70% 3/15/2032	429	386
T-Mobile USA, Inc. 5.125% 5/15/2032	12,852	13,231
T-Mobile USA, Inc. 5.05% 7/15/2033	5,372	5,484
T-Mobile USA, Inc. 5.75% 1/15/2034	5,230	5,550
T-Mobile USA, Inc. 5.15% 4/15/2034	6,921	7,077
T-Mobile USA, Inc. 5.30% 5/15/2035	16,807	17,239
T-Mobile USA, Inc. 4.95% 11/15/2035	4,178	4,155
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,131
T-Mobile USA, Inc. 3.40% 10/15/2052	33,939	22,838
T-Mobile USA, Inc. 5.75% 1/15/2054	3,217	3,159
T-Mobile USA, Inc. 5.50% 1/15/2055	5,708	5,413
T-Mobile USA, Inc. 5.875% 11/15/2055	2,474	2,482
Verizon Communications, Inc. 3.875% 2/8/2029	183	182
Verizon Communications, Inc. 1.75% 1/20/2031	18,894	16,640
Verizon Communications, Inc. 2.355% 3/15/2032	9,276	8,177
Verizon Communications, Inc. 4.75% 1/15/2033	18,069	18,060
Verizon Communications, Inc. 5.05% 5/9/2033	2,000	2,052
Verizon Communications, Inc. 4.78% 2/15/2035	17,269	17,009
Verizon Communications, Inc. 5.25% 4/2/2035	40,352	41,028
Verizon Communications, Inc. 5.00% 1/15/2036	53,638	53,203
Verizon Communications, Inc. 5.401% 7/2/2037 (d)	9,593	9,700
Verizon Communications, Inc. 3.40% 3/22/2041	3,500	2,744
Verizon Communications, Inc. 2.85% 9/3/2041	11,023	7,951
Verizon Communications, Inc. 5.75% 11/30/2045	9,756	9,692
Verizon Communications, Inc. 3.55% 3/22/2051	10,000	7,110
Verizon Communications, Inc. 3.875% 3/1/2052	10,000	7,415
Verizon Communications, Inc. 5.875% 11/30/2055	19,819	19,595
Verizon Communications, Inc. 2.987% 10/30/2056	34,166	20,351
Verizon Communications, Inc. 6.00% 11/30/2065	10,981	10,850
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	15,165	15,091
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	93,124	90,599
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	3,775	3,511
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	161,648	142,100
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	81,199	57,347
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	36,149	23,907
		2,387,524

Energy 2.03%
APA Corp. 4.25% 1/15/2030	9,050	8,895
APA Corp. 4.75% 4/15/2043	2,588	2,029
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (d)	6,415	6,457
Baker Hughes Holdings, LLC 2.061% 12/15/2026	397	390
Baker Hughes Holdings, LLC 4.486% 5/1/2030	2,026	2,041
Borr IHC, Ltd. 10.375% 11/15/2030 (d)	1,499	1,496
BP Capital Markets America, Inc. 4.893% 9/11/2033	2,719	2,767
BP Capital Markets America, Inc. 2.772% 11/10/2050	40	25
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,275	2,270
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	206	194
Canadian Natural Resources, Ltd. 5.40% 12/15/2034	3,000	3,055
Cenovus Energy, Inc. 5.25% 6/15/2037	822	801

The Bond Fund of America	66

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Cenovus Energy, Inc. 5.40% 6/15/2047	USD12,727	$11,645
Chevron Corp. 3.078% 5/11/2050	8,419	5,719
Chevron USA, Inc. 1.018% 8/12/2027	2,757	2,645
Chevron USA, Inc. 4.687% 4/15/2030	15,000	15,350
Civitas Resources, Inc. 8.625% 11/1/2030 (d)	4,665	4,892
CNX Resources Corp. 6.00% 1/15/2029 (d)	1,608	1,621
CNX Resources Corp. 7.375% 1/15/2031 (d)	1,437	1,493
CNX Resources Corp. 7.25% 3/1/2032 (d)	2,935	3,066
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053 (d)	8,155	8,725
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (d)	8,000	8,475
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043 (d)	3,869	4,105
ConocoPhillips Co. 4.70% 1/15/2030	15,000	15,286
ConocoPhillips Co. 3.80% 3/15/2052	12,105	8,933
ConocoPhillips Co. 5.30% 5/15/2053	24,358	22,706
ConocoPhillips Co. 5.55% 3/15/2054	11,488	11,065
ConocoPhillips Co. 5.50% 1/15/2055	5,802	5,556
Crescent Energy Finance, LLC 9.25% 2/15/2028 (d)	5,560	5,753
Devon Energy Corp. 5.20% 9/15/2034	23,000	22,909
Devon Energy Corp. 5.75% 9/15/2054	10,898	10,021
Diamondback Energy, Inc. 5.75% 4/18/2054	7,500	7,095
Ecopetrol SA 8.625% 1/19/2029	2,000	2,145
Ecopetrol SA 8.875% 1/13/2033	94,771	101,277
Ecopetrol SA 8.375% 1/19/2036	1,305	1,344
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	4,370	4,578
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (d)	4,000	3,879
Energy Transfer, LP 5.25% 7/1/2029	6,493	6,685
Enterprise Products Operating, LLC 4.60% 1/15/2031	3,287	3,328
Enterprise Products Operating, LLC 4.95% 2/15/2035	5,081	5,142
Enterprise Products Operating, LLC 5.20% 1/15/2036	7,462	7,601
EOG Resources, Inc. 4.40% 7/15/2028	1,024	1,036
EOG Resources, Inc. 4.40% 1/15/2031	5,577	5,601
EOG Resources, Inc. 3.90% 4/1/2035	8,000	7,450
EOG Resources, Inc. 5.35% 1/15/2036	4,545	4,672
EOG Resources, Inc. 5.65% 12/1/2054	3,994	3,909
EQT Corp. 7.00% 2/1/2030	15,000	16,299
Equinor ASA 3.125% 4/6/2030	22,503	21,698
Equinor ASA 3.25% 11/18/2049	5,687	3,970
Exxon Mobil Corp. 3.482% 3/19/2030	10,000	9,785
Exxon Mobil Corp. 2.61% 10/15/2030	27,900	26,170
Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,836
Exxon Mobil Corp. 3.452% 4/15/2051	6,702	4,814
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	22,775	23,852
Harvest Midstream I, LP 7.50% 9/1/2028 (d)	1,988	2,019
Harvest Midstream I, LP 7.50% 5/15/2032 (d)	2,010	2,097
Hess Midstream Operations, LP 5.875% 3/1/2028 (d)	1,570	1,605
Hess Midstream Operations, LP 6.50% 6/1/2029 (d)	2,855	2,959
Hilcorp Energy I, LP 5.75% 2/1/2029 (d)	2,125	2,107
Hilcorp Energy I, LP 6.25% 4/15/2032 (d)	9,000	8,504
Matador Resources Co. 6.875% 4/15/2028 (d)	4,950	5,078
Matador Resources Co. 6.25% 4/15/2033 (d)	2,000	2,010
Modec Finance BV 7.84% 7/15/2026 (g)(k)	5,000	5,063
MPLX, LP 4.00% 3/15/2028	3,500	3,494
MPLX, LP 5.40% 9/15/2035	4,033	4,065
Murphy Oil Corp. 6.375% 7/15/2028	5,116	5,155
Murphy Oil Corp. 5.875% 12/1/2042 (f)	1,395	1,205
Murphy Oil USA, Inc. 3.75% 2/15/2031 (d)	10,160	9,546
MV24 Capital BV 6.748% 6/1/2034 (d)	1,378	1,368
Nabors Industries, Inc. 7.625% 11/15/2032 (d)	3,200	3,147
NFE Financing, LLC 12.00% 11/15/2029 (d)(j)	21,386	6,202
Noble Finance II, LLC 8.00% 4/15/2030 (d)	2,000	2,079
Occidental Petroleum Corp. 5.20% 8/1/2029	27,164	27,857
Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	40,006
Occidental Petroleum Corp. 6.625% 9/1/2030	80,000	86,182
Occidental Petroleum Corp. 6.125% 1/1/2031	5,698	6,026
Occidental Petroleum Corp. 5.375% 1/1/2032	98,000	100,412
Occidental Petroleum Corp. 5.55% 10/1/2034	81,493	83,175

67	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Occidental Petroleum Corp. 6.45% 9/15/2036	USD10,286	$10,969
Occidental Petroleum Corp. 6.60% 3/15/2046	5,000	5,187
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029	5,000	4,812
Oleoducto Central SA 4.00% 7/14/2027	8,569	8,461
Oleoducto Central SA 4.00% 7/14/2027 (d)	4,960	4,898
ONEOK, Inc. 5.55% 11/1/2026	1,977	1,999
ONEOK, Inc. 5.65% 11/1/2028	11,023	11,452
Permian Resources Operating, LLC 9.875% 7/15/2031 (d)	6,000	6,470
Permian Resources Operating, LLC 7.00% 1/15/2032 (d)	4,900	5,125
Permian Resources Operating, LLC 6.25% 2/1/2033 (d)	3,000	3,079
Petroleos Mexicanos 6.49% 1/23/2027	6,423	6,522
Petroleos Mexicanos 6.50% 3/13/2027	22,599	22,947
Petroleos Mexicanos 5.35% 2/12/2028	11,978	12,031
Petroleos Mexicanos 6.50% 1/23/2029	1,833	1,863
Petroleos Mexicanos 8.75% 6/2/2029	143,199	153,613
Petroleos Mexicanos 6.84% 1/23/2030	118,926	120,844
Petroleos Mexicanos 5.95% 1/28/2031	92,845	89,917
Petroleos Mexicanos 6.70% 2/16/2032	168,016	167,672
Petroleos Mexicanos 6.625% 6/15/2035	30,000	28,487
Petroleos Mexicanos 6.375% 1/23/2045	229	185
Petroleos Mexicanos 6.75% 9/21/2047	29,772	24,498
Petroleos Mexicanos 6.35% 2/12/2048	23,136	18,176
Petroleos Mexicanos 7.69% 1/23/2050	65,743	58,963
Petroleos Mexicanos 6.95% 1/28/2060	71,324	58,113
Pluspetrol Camisea SA 6.24% 7/3/2036 (d)	1,270	1,353
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (d)	4,780	4,676
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	3,500	3,336
PTTEP Treasury Center Co., Ltd. 3.903% 12/6/2059	3,000	2,262
Qatar Energy 1.375% 9/12/2026 (d)	18,535	18,189
Qatar Energy 2.25% 7/12/2031 (d)	32,300	29,113
Raizen Fuels Finance SA 5.30% 1/20/2027	1,440	1,392
Raizen Fuels Finance SA 6.25% 7/8/2032	5,905	4,968
Raizen Fuels Finance SA 6.25% 7/8/2032 (d)	5,000	4,206
Raizen Fuels Finance SA 6.45% 3/5/2034	1,775	1,449
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	1,325	1,082
Raizen Fuels Finance SA 6.70% 2/25/2037	1,500	1,214
Raizen Fuels Finance SA 6.95% 3/5/2054 (d)	1,050	801
Reliance Industries, Ltd. 3.667% 11/30/2027	3,000	2,976
Reliance Industries, Ltd. 2.875% 1/12/2032	3,000	2,740
Reliance Industries, Ltd. 6.25% 10/19/2040	750	834
Reliance Industries, Ltd. 4.875% 2/10/2045	3,000	2,819
Reliance Industries, Ltd. 3.625% 1/12/2052	2,000	1,467
Reliance Industries, Ltd. 3.75% 1/12/2062	300	216
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (d)	6,001	6,059
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	664	649
Shell Finance US, Inc. 2.375% 11/7/2029	9,441	8,917
Shell Finance US, Inc. 2.75% 4/6/2030	841	798
Shell Finance US, Inc. 3.25% 4/6/2050	580	400
Shell Finance US, Inc. 3.00% 11/26/2051 (d)	6,734	4,338
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	5,175	5,225
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034	15,861	16,026
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054	14,385	13,833
Sunoco, LP 6.00% 4/15/2027	4,210	4,231
Sunoco, LP 7.00% 9/15/2028 (d)	6,715	6,952
Sunoco, LP 4.50% 5/15/2029	5,215	5,124
Sunoco, LP 5.625% 3/15/2031 (d)	790	796
Sunoco, LP 7.25% 5/1/2032 (d)	3,080	3,259
Sunoco, LP 5.875% 3/15/2034 (d)	840	840
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028	4,252	4,266
Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	1,408	1,257
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	2,895	2,742
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	6,900	4,873
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	2,166	1,593
TotalEnergies Capital International SA 2.829% 1/10/2030	12,200	11,686
TotalEnergies Capital International SA 3.127% 5/29/2050	1,008	673
TotalEnergies Capital SA 5.15% 4/5/2034	1,221	1,268

The Bond Fund of America	68

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
TotalEnergies Capital SA 4.724% 9/10/2034	USD5,000	$5,046
TotalEnergies Capital SA 5.488% 4/5/2054	30,500	29,512
TotalEnergies Capital SA 5.275% 9/10/2054	14,400	13,542
Transportadora de Gas del Peru SA 4.25% 4/30/2028	514	514
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (d)	5,000	4,553
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (d)	42,000	36,039
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (d)	3,195	3,266
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (d)	10,000	10,248
Weatherford International, Ltd. 8.625% 4/30/2030 (d)	160	164
Weatherford International, Ltd. 6.75% 10/15/2033 (d)	3,910	4,006
		2,009,983

Information technology 1.43%
Accenture Capital, Inc. 4.25% 10/4/2031	11,000	11,013
Accenture Capital, Inc. 4.50% 10/4/2034	11,394	11,242
Amphenol Corp. 3.90% 11/15/2028	15,000	14,988
Amphenol Corp. 4.125% 11/15/2030	9,500	9,453
Amphenol Corp. 4.40% 2/15/2033	15,040	14,886
Amphenol Corp. 5.00% 1/15/2035	1,506	1,537
Amphenol Corp. 4.625% 2/15/2036	59,437	58,255
Amphenol Corp. 5.375% 11/15/2054	842	819
Amphenol Corp. 5.30% 11/15/2055	28,425	27,175
Analog Devices, Inc. 1.70% 10/1/2028	4,539	4,286
Analog Devices, Inc. 2.10% 10/1/2031	14,846	13,194
Analog Devices, Inc. 5.05% 4/1/2034	13,295	13,744
Analog Devices, Inc. 2.95% 10/1/2051	14,709	9,579
Analog Devices, Inc. 5.30% 4/1/2054	7,259	6,993
Apple, Inc. 3.20% 5/11/2027	165,000	164,197
Broadcom, Inc. 5.05% 7/12/2027	15,000	15,276
Broadcom, Inc. 4.00% 4/15/2029 (d)	3,178	3,165
Broadcom, Inc. 4.15% 11/15/2030	2,011	2,004
Broadcom, Inc. 4.15% 4/15/2032 (d)	346	339
Broadcom, Inc. 5.20% 4/15/2032	8,250	8,568
Broadcom, Inc. 3.469% 4/15/2034	24,030	21,919
Broadcom, Inc. 4.80% 10/15/2034	8,526	8,545
Broadcom, Inc. 5.20% 7/15/2035	40,834	41,852
Broadcom, Inc. 3.137% 11/15/2035 (d)	2,092	1,802
Broadcom, Inc. 4.80% 2/15/2036	11,572	11,423
Broadcom, Inc. 3.187% 11/15/2036 (d)	6,007	5,097
Broadcom, Inc. 4.926% 5/15/2037 (d)	10,423	10,292
Broadcom, Inc. 4.90% 2/15/2038	19,162	18,795
Cisco Systems, Inc. 4.85% 2/26/2029	20,000	20,532
Cisco Systems, Inc. 4.95% 2/24/2032	6,200	6,402
Cisco Systems, Inc. 5.10% 2/24/2035	42,187	43,367
Cisco Systems, Inc. 5.30% 2/26/2054	4,102	3,935
Fair Isaac Corp. 6.00% 5/15/2033 (d)	8,000	8,243
Intel Corp. 3.05% 8/12/2051	32,671	20,106
Intel Corp. 5.60% 2/21/2054	39,950	36,908
Intel Corp. 3.10% 2/15/2060	25,150	14,075
Lenovo Group, Ltd. 3.421% 11/2/2030	4,000	3,806
Lenovo Group, Ltd. 6.536% 7/27/2032	6,000	6,558
Microchip Technology, Inc. 4.90% 3/15/2028	8,460	8,579
Microchip Technology, Inc. 5.05% 3/15/2029	14,966	15,278
Microchip Technology, Inc. 5.05% 2/15/2030	14,598	14,901
Micron Technology, Inc. 5.65% 11/1/2032	6,400	6,732
NCR Atleos Corp. 9.50% 4/1/2029 (d)	9,383	10,190
Open Text Corp. 3.875% 2/15/2028 (d)	6,500	6,383
Oracle Corp. 4.80% 8/3/2028	5,000	5,026
Oracle Corp. 4.45% 9/26/2030	22,150	21,675
Oracle Corp. 5.25% 2/3/2032	5,125	5,126
Oracle Corp. 4.80% 9/26/2032	43,290	41,805
Oracle Corp. 5.50% 8/3/2035	17,320	16,981
Oracle Corp. 5.20% 9/26/2035	53,185	50,975
Oracle Corp. 5.875% 9/26/2045	24,307	21,964
Oracle Corp. 3.60% 4/1/2050	25,174	15,698

69	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Oracle Corp. 6.00% 8/3/2055	USD39,068	$34,484
Oracle Corp. 5.95% 9/26/2055	69,230	61,383
Oracle Corp. 6.10% 9/26/2065	39,830	35,154
Roper Technologies, Inc. 4.25% 9/15/2028	6,000	6,023
Roper Technologies, Inc. 4.45% 9/15/2030	8,000	8,039
Roper Technologies, Inc. 4.90% 10/15/2034	9,931	9,913
Roper Technologies, Inc. 5.10% 9/15/2035	14,365	14,480
ServiceNow, Inc. 1.40% 9/1/2030	18,580	16,379
SK hynix, Inc. 1.50% 1/19/2026 (d)	9,275	9,263
SK hynix, Inc. 1.50% 1/19/2026	8,142	8,131
SK hynix, Inc. 6.375% 1/17/2028 (d)	10,000	10,450
SK hynix, Inc. 6.375% 1/17/2028	2,800	2,926
SK hynix, Inc. 2.375% 1/19/2031	5,000	4,538
SK hynix, Inc. 2.375% 1/19/2031 (d)	4,830	4,384
SK hynix, Inc. 6.50% 1/17/2033	11,000	12,138
Synopsys, Inc. 4.85% 4/1/2030	30,215	30,869
Synopsys, Inc. 5.15% 4/1/2035	91,112	92,634
Synopsys, Inc. 5.70% 4/1/2055	37,250	36,991
Texas Instruments, Inc. 4.60% 2/8/2029	2,352	2,403
Texas Instruments, Inc. 4.85% 2/8/2034	3,706	3,802
Texas Instruments, Inc. 5.10% 5/23/2035	30,701	31,670
Texas Instruments, Inc. 5.15% 2/8/2054	14,750	13,960
TSMC Global, Ltd. 1.25% 4/23/2026	10,000	9,917
TSMC Global, Ltd. 1.00% 9/28/2027	10,000	9,518
TSMC Global, Ltd. 1.75% 4/23/2028	5,000	4,769
TSMC Global, Ltd. 2.25% 4/23/2031	11,000	9,991
UKG, Inc. 6.875% 2/1/2031 (d)	3,250	3,344
Viasat, Inc. 5.625% 4/15/2027 (d)	8,000	8,018
		1,411,254

Industrials 1.38%
ADT Security Corp. 4.125% 8/1/2029 (d)	3,000	2,933
ADT Security Corp. 4.875% 7/15/2032 (d)	3,000	2,909
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (d)	4,100	3,441
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)	3,180	2,588
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,731
BAE Systems PLC 5.125% 3/26/2029 (d)	5,445	5,604
BAE Systems PLC 5.25% 3/26/2031 (d)	1,593	1,657
BAE Systems PLC 5.30% 3/26/2034 (d)	67,727	70,159
BAE Systems PLC 5.50% 3/26/2054 (d)	1,921	1,935
Boeing Co. (The) 2.75% 2/1/2026	55,594	55,531
Boeing Co. (The) 2.196% 2/4/2026	22,816	22,773
Boeing Co. (The) 2.70% 2/1/2027	11,304	11,144
Boeing Co. (The) 5.04% 5/1/2027	1,126	1,138
Boeing Co. (The) 6.259% 5/1/2027	10,697	10,980
Boeing Co. (The) 3.25% 2/1/2028	49,283	48,483
Boeing Co. (The) 6.298% 5/1/2029	12,918	13,716
Boeing Co. (The) 5.15% 5/1/2030	31,776	32,661
Boeing Co. (The) 3.625% 2/1/2031	3,864	3,714
Boeing Co. (The) 6.388% 5/1/2031	46,103	50,053
Boeing Co. (The) 3.60% 5/1/2034	6,790	6,182
Boeing Co. (The) 6.528% 5/1/2034	18,329	20,285
Boeing Co. (The) 5.705% 5/1/2040	8,150	8,327
Boeing Co. (The) 3.90% 5/1/2049	1,000	748
Boeing Co. (The) 3.75% 2/1/2050	537	391
Boeing Co. (The) 5.805% 5/1/2050	9,001	8,867
Boeing Co. (The) 6.858% 5/1/2054	5,838	6,561
Boeing Co. (The) 5.93% 5/1/2060	12,187	11,966
Boeing Co. (The) 7.008% 5/1/2064	5,189	5,918
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	4,822
BWX Technologies, Inc. 4.125% 6/30/2028 (d)	1,675	1,656
Canadian National Railway Co. 4.375% 9/18/2034	1,488	1,466
Canadian Pacific Railway Co. 1.75% 12/2/2026	947	929
Canadian Pacific Railway Co. 4.80% 3/30/2030	22,797	23,334
Canadian Pacific Railway Co. 5.20% 3/30/2035	36,787	37,884

The Bond Fund of America	70

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Canadian Pacific Railway Co. 3.00% 12/2/2041	USD9,905	$7,430
Canadian Pacific Railway Co. 3.10% 12/2/2051	30,869	20,503
Carpenter Technology Corp. 5.625% 3/1/2034 (d)	4,705	4,785
Carrier Global Corp. 2.722% 2/15/2030	12,746	12,005
Carrier Global Corp. 2.70% 2/15/2031	479	444
Carrier Global Corp. 5.90% 3/15/2034	1,828	1,962
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (d)	9,430	9,583
CK Hutchison International (23), Ltd. 4.75% 4/21/2028	7,500	7,621
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	3,000	3,038
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (d)	6,780	7,094
CK Hutchison International (24) (II), Ltd. 4.75% 9/13/2034	3,700	3,679
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (k)	1,400	1,077
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	3,700	2,703
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	3,200	2,322
Clean Harbors, Inc. 5.125% 7/15/2029 (d)	10,000	10,018
Competition Team Technologies, Ltd. 4.25% 3/12/2029	3,000	3,010
CSX Corp. 3.80% 3/1/2028	2,460	2,458
CSX Corp. 2.40% 2/15/2030	11,598	10,869
CSX Corp. 4.10% 11/15/2032	13,676	13,427
CSX Corp. 5.20% 11/15/2033	7,866	8,193
CSX Corp. 5.05% 6/15/2035	34,232	34,834
CSX Corp. 2.50% 5/15/2051	1,595	947
CSX Corp. 4.50% 11/15/2052	25,000	21,233
CSX Corp. 4.90% 3/15/2055	10,605	9,548
Eaton Corp. 4.15% 3/15/2033	654	644
Garda World Security Corp. 6.50% 1/15/2031 (d)	2,550	2,611
General Dynamics Corp. 2.25% 6/1/2031	312	284
General Dynamics Corp. 4.95% 8/15/2035	4,955	5,064
General Electric Co. 4.30% 7/29/2030	5,061	5,106
General Electric Co. 4.90% 1/29/2036	8,025	8,152
Herc Holdings, Inc. 5.75% 3/15/2031 (d)	2,065	2,097
Herc Holdings, Inc. 7.25% 6/15/2033 (d)	6,000	6,366
Herc Holdings, Inc. 6.00% 3/15/2034 (d)	1,795	1,820
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (k)	9,600	9,775
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,000	3,523
Icahn Enterprises, LP 6.25% 5/15/2026	2,246	2,251
Icahn Enterprises, LP 5.25% 5/15/2027	8,000	7,896
Ingersoll-Rand, Inc. 5.70% 8/14/2033	4,791	5,078
Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,453	1,513
L3Harris Technologies, Inc. 5.40% 7/31/2033	11,257	11,729
LATAM Airlines Group SA 7.625% 1/7/2031 (d)	11,380	11,977
LG Energy Solution, Ltd. 5.25% 4/2/2028 (d)	3,920	3,997
LG Energy Solution, Ltd. 5.375% 4/2/2030 (d)	3,000	3,079
LG Energy Solution, Ltd. 5.50% 7/2/2034	3,000	3,046
LG Energy Solution, Ltd. 5.875% 4/2/2035	7,500	7,748
LG Energy Solution, Ltd. 5.875% 4/2/2035 (d)	500	517
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (d)	1,970	2,051
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	419	437
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	4,910	4,804
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036 (d)	2,352	2,301
Lockheed Martin Corp. 5.25% 1/15/2033	19,435	20,460
Lockheed Martin Corp. 4.75% 2/15/2034	813	825
Lockheed Martin Corp. 5.70% 11/15/2054	14,795	14,954
Masco Corp. 1.50% 2/15/2028	795	753
Masco Corp. 2.00% 2/15/2031	1,173	1,039
Mexico City Airport Trust 4.25% 10/31/2026	8,700	8,675
Mexico City Airport Trust 3.875% 4/30/2028	11,400	11,157
Mexico City Airport Trust 3.875% 4/30/2028 (d)	690	675
Mexico City Airport Trust 5.50% 10/31/2046	3,106	2,739
Mexico City Airport Trust 5.50% 7/31/2047	9,756	8,575
Mexico City Airport Trust 5.50% 7/31/2047 (d)	2,165	1,903
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	13,872	13,788
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	8,000	7,952
MTR Corp. CI, Ltd., 4.875% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 0.86% on 12/24/2030) (f)	5,100	5,196

71	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
MTR Corp. CI, Ltd., 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (f)	USD15,500	$16,345
MTR Corp., Ltd. 5.25% 4/1/2055	2,000	2,022
Norfolk Southern Corp. 5.05% 8/1/2030	9,546	9,900
Norfolk Southern Corp. 4.45% 3/1/2033	11,653	11,626
Norfolk Southern Corp. 5.10% 5/1/2035	23,386	23,958
Norfolk Southern Corp. 5.35% 8/1/2054	35,721	34,147
Northrop Grumman Corp. 4.65% 7/15/2030	14,212	14,471
Northrop Grumman Corp. 4.70% 3/15/2033	11,968	12,088
Northrop Grumman Corp. 4.95% 3/15/2053	5,032	4,538
Paychex, Inc. 5.10% 4/15/2030	5,853	6,029
Paychex, Inc. 5.35% 4/15/2032	9,012	9,339
Paychex, Inc. 5.60% 4/15/2035	2,129	2,231
Pitney Bowes, Inc. 6.875% 3/15/2027 (d)	6,000	6,026
Prime Security Services Borrower, LLC 5.75% 4/15/2026 (d)	110	110
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (d)	3,100	3,043
QXO Building Products, Inc. 6.75% 4/30/2032 (d)	8,000	8,362
RB Global Holdings, Inc. 7.75% 3/15/2031 (d)	1,511	1,582
Republic Services, Inc. 4.875% 4/1/2029	4,090	4,197
Republic Services, Inc. 2.375% 3/15/2033	1,252	1,094
RTX Corp. 5.75% 11/8/2026	4,000	4,056
RTX Corp. 3.125% 5/4/2027	1,000	990
RTX Corp. 4.125% 11/16/2028	6,320	6,347
RTX Corp. 6.00% 3/15/2031	7,364	7,935
RTX Corp. 1.90% 9/1/2031	2,488	2,185
RTX Corp. 2.375% 3/15/2032	7,474	6,670
RTX Corp. 5.15% 2/27/2033	428	442
RTX Corp. 6.10% 3/15/2034	3,664	4,011
RTX Corp. 4.50% 6/1/2042	1,375	1,247
RTX Corp. 2.82% 9/1/2051	1,750	1,093
RTX Corp. 3.03% 3/15/2052	5,000	3,263
RTX Corp. 5.375% 2/27/2053	3,194	3,086
RTX Corp. 6.40% 3/15/2054	4,211	4,637
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036 (d)	1,316	1,001
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	10,360	10,575
Siemens Funding BV 5.20% 5/28/2035 (d)	4,000	4,152
Siemens Funding BV 5.80% 5/28/2055 (d)	27,757	29,080
Siemens Funding BV 5.90% 5/28/2065 (d)	12,967	13,617
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (d)	12,355	11,236
Texas Combined Tirz I, LLC 0% 12/7/2062 (d)(g)	3,338	3,338
TransDigm, Inc. 6.25% 1/31/2034 (d)	6,000	6,229
Triton Container International, Ltd. 3.15% 6/15/2031 (d)	15,346	13,852
TSMC Arizona Corp. 4.25% 4/22/2032	8,000	8,021
TSMC Arizona Corp. 3.125% 10/25/2041	5,000	4,032
TSMC Arizona Corp. 3.25% 10/25/2051	11,000	8,320
Union Pacific Corp. 2.15% 2/5/2027	4,740	4,657
Union Pacific Corp. 2.375% 5/20/2031	22,125	20,296
Union Pacific Corp. 2.80% 2/14/2032	11,756	10,814
Union Pacific Corp. 5.10% 2/20/2035	7,741	7,992
Union Pacific Corp. 2.891% 4/6/2036	4,119	3,485
Union Pacific Corp. 4.30% 3/1/2049	1,367	1,135
Union Pacific Corp. 3.25% 2/5/2050	17,642	12,234
Union Pacific Corp. 2.95% 3/10/2052	6,371	4,070
Union Pacific Corp. 3.50% 2/14/2053	8,943	6,358
Union Pacific Corp. 5.60% 12/1/2054	18,485	18,447
Union Pacific Corp. 3.839% 3/20/2060	4,000	2,896
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (d)	6,404	6,677
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034	4,988	5,200
Verisk Analytics, Inc. 4.50% 8/15/2030	1,408	1,419
Verisk Analytics, Inc. 5.125% 2/15/2036	9,784	9,853
Waste Management, Inc. 4.80% 3/15/2032	1,094	1,120
Waste Management, Inc. 4.95% 3/15/2035	8,243	8,376
WESCO Distribution, Inc. 7.25% 6/15/2028 (d)	4,355	4,421
		1,361,799

The Bond Fund of America	72

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples 1.17%
Altria Group, Inc. 4.40% 2/14/2026	USD5,512	$5,512
Altria Group, Inc. 4.875% 2/4/2028	3,256	3,311
Altria Group, Inc. 3.40% 5/6/2030	916	882
Altria Group, Inc. 4.50% 5/2/2043	100	86
Anheuser-Busch Cos., LLC 4.70% 2/1/2036	13,270	13,140
Anheuser-Busch Cos., LLC 4.90% 2/1/2046	3,549	3,284
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	1,500	1,551
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	10,000	10,364
BAT Capital Corp. 3.215% 9/6/2026	6,482	6,451
BAT Capital Corp. 3.557% 8/15/2027	17,969	17,843
BAT Capital Corp. 2.259% 3/25/2028	2,106	2,027
BAT Capital Corp. 6.343% 8/2/2030	7,000	7,574
BAT Capital Corp. 5.834% 2/20/2031	4,243	4,506
BAT Capital Corp. 2.726% 3/25/2031	1,768	1,631
BAT Capital Corp. 5.35% 8/15/2032	28,800	29,978
BAT Capital Corp. 4.625% 3/22/2033	33,386	33,210
BAT Capital Corp. 6.421% 8/2/2033	26,154	28,890
BAT Capital Corp. 6.00% 2/20/2034	15,700	16,817
BAT Capital Corp. 5.625% 8/15/2035	32,322	33,686
BAT Capital Corp. 4.39% 8/15/2037	5,000	4,609
BAT Capital Corp. 4.54% 8/15/2047	5,656	4,696
BAT Capital Corp. 4.758% 9/6/2049	3,873	3,281
BAT Capital Corp. 6.25% 8/15/2055	28,160	29,207
BAT International Finance PLC 4.448% 3/16/2028	1,500	1,512
Campbell’s Co. (The) 4.75% 3/23/2035	2,263	2,188
Cargill, Inc. 4.50% 6/24/2026 (d)	100	100
Coca-Cola Co. 5.00% 5/13/2034	3,966	4,136
Coca-Cola Co. 5.20% 1/14/2055	7,509	7,245
Coca-Cola Co. 5.40% 5/13/2064	2,121	2,064
Conagra Brands, Inc. 1.375% 11/1/2027	527	501
Constellation Brands, Inc. 2.875% 5/1/2030	8,545	8,045
Constellation Brands, Inc. 4.80% 5/1/2030	2,570	2,614
Constellation Brands, Inc. 2.25% 8/1/2031	4,278	3,798
Constellation Brands, Inc. 4.75% 5/9/2032	12,733	12,793
Constellation Brands, Inc. 4.90% 5/1/2033	2,583	2,597
Constellation Brands, Inc. 4.10% 2/15/2048	1,000	790
Coty, Inc. 4.75% 1/15/2029 (d)	3,117	3,075
Coty, Inc. 6.625% 7/15/2030 (d)	10,276	10,568
Coty, Inc. 5.60% 1/15/2031 (d)	15,191	15,344
Darling Ingredients, Inc. 5.25% 4/15/2027 (d)	6,000	6,016
Imperial Brands Finance PLC 4.50% 6/30/2028 (d)	16,058	16,191
Imperial Brands Finance PLC 5.875% 7/1/2034 (d)	8,300	8,683
Imperial Brands Finance PLC 5.625% 7/1/2035 (d)	48,491	49,869
Imperial Brands Finance PLC 6.375% 7/1/2055 (d)	11,756	12,017
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	13,570	12,765
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	6,485	5,573
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	809	704
InRetail Consumer 3.25% 3/22/2028 (d)	5,400	5,278
InRetail Consumer 3.25% 3/22/2028	2,000	1,955
J. M. Smucker Co. (The) 5.90% 11/15/2028	4,000	4,192
J. M. Smucker Co. (The) 6.20% 11/15/2033	3,000	3,253
JBS USA Holding Lux SARL 3.00% 2/2/2029	2,818	2,715
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,430
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	6,541	6,557
Mars, Inc. 4.80% 3/1/2030 (d)	34,478	35,242
Mars, Inc. 5.00% 3/1/2032 (d)	36,419	37,552
Mars, Inc. 5.20% 3/1/2035 (d)	65,939	67,798
Mars, Inc. 5.70% 5/1/2055 (d)	76,898	76,655
Mondelez International, Inc. 4.50% 5/6/2030	13,785	13,956
Mondelez International, Inc. 5.125% 5/6/2035	30,766	31,492
PepsiCo, Inc. 1.625% 5/1/2030	588	533
PepsiCo, Inc. 1.40% 2/25/2031	666	584
Philip Morris International, Inc. 5.125% 11/17/2027	9,375	9,584
Philip Morris International, Inc. 4.125% 4/28/2028	13,000	13,061
Philip Morris International, Inc. 5.25% 9/7/2028	11,854	12,251
Philip Morris International, Inc. 3.375% 8/15/2029	780	762

73	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.625% 11/17/2029	USD4,032	$4,241
Philip Morris International, Inc. 5.125% 2/15/2030	17,500	18,096
Philip Morris International, Inc. 4.375% 4/30/2030	1,179	1,187
Philip Morris International, Inc. 5.50% 9/7/2030	12,600	13,262
Philip Morris International, Inc. 4.00% 10/29/2030	2,413	2,395
Philip Morris International, Inc. 5.125% 2/13/2031	3,640	3,774
Philip Morris International, Inc. 4.75% 11/1/2031	6,696	6,841
Philip Morris International, Inc. 4.25% 10/29/2032	6,560	6,458
Philip Morris International, Inc. 5.75% 11/17/2032	19,801	21,196
Philip Morris International, Inc. 5.25% 2/13/2034	19,605	20,271
Philip Morris International, Inc. 4.90% 11/1/2034	55,100	55,568
Philip Morris International, Inc. 4.875% 4/30/2035	27,908	28,011
Philip Morris International, Inc. 4.625% 10/29/2035	23,684	23,181
Philip Morris International, Inc. 4.125% 3/4/2043	108	92
Philip Morris International, Inc. 4.25% 11/10/2044	106	90
Reynolds American, Inc. 4.75% 11/1/2042	2,500	2,083
Walmart, Inc. 1.05% 9/17/2026	90,000	88,415
Walmart, Inc. 3.95% 9/9/2027	75,000	75,475
Walmart, Inc. 4.90% 4/28/2035	4,962	5,104
Walmart, Inc. 4.50% 4/15/2053	6,632	5,869
		1,159,183

Materials 0.82%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	11,472	8,637
Alpek, SAB de CV, 3.25% 2/25/2031 (d)	5,000	4,259
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	6,077	6,276
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	20,950	21,383
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,777	732
Braskem Netherlands Finance BV 4.50% 1/31/2030 (d)	4,600	1,801
Braskem Netherlands Finance BV 8.50% 1/12/2031 (d)	1,235	484
Braskem Netherlands Finance BV 8.50% 1/12/2031	643	252
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)	924	359
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)	4,000	1,393
Celanese US Holdings, LLC 6.665% 7/15/2027	75,210	77,576
Celanese US Holdings, LLC 6.85% 11/15/2028	63,122	66,088
Celanese US Holdings, LLC 6.83% 7/15/2029	53,181	55,834
Celanese US Holdings, LLC 7.05% 11/15/2030	61,803	65,171
Celanese US Holdings, LLC 6.879% 7/15/2032	13,762	14,332
Celanese US Holdings, LLC 6.75% 4/15/2033	4,000	3,983
Celanese US Holdings, LLC 7.20% 11/15/2033	10,425	11,022
Celanese US Holdings, LLC 7.375% 2/15/2034	2,385	2,425
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)	2,195	2,271
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (d)	6,833	6,925
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (d)	4,175	4,115
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (d)	1,175	1,210
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (d)	7,825	7,538
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (d)	3,000	3,137
Commercial Metals Co. 5.75% 11/15/2033 (d)	1,435	1,468
Commercial Metals Co. 6.00% 12/15/2035 (d)	2,845	2,918
Consolidated Energy Finance SA 12.00% 2/15/2031 (d)	10,000	7,083
CROWN Americas, LLC 4.25% 9/30/2026	4,000	3,987
Dow Chemical Co. (The) 4.80% 1/15/2031	9,000	8,952
Dow Chemical Co. (The) 5.15% 2/15/2034	1,442	1,432
Dow Chemical Co. (The) 5.35% 3/15/2035	5,434	5,389
Dow Chemical Co. (The) 5.65% 3/15/2036	11,066	11,025
Dow Chemical Co. (The) 5.55% 11/30/2048	6,500	5,729
Dow Chemical Co. (The) 4.80% 5/15/2049	10,493	8,272
Dow Chemical Co. (The) 3.60% 11/15/2050	6,445	4,165
Dow Chemical Co. (The) 5.60% 2/15/2054	5,724	4,981
Dow Chemical Co. (The) 5.95% 3/15/2055	17,250	15,712
EIDP, Inc. 4.50% 5/15/2026	9,028	9,036
Fresnillo PLC 4.25% 10/2/2050 (d)	9,516	7,619
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	8,000	7,282
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	8,000	7,749
Graphic Packaging International, LLC 3.50% 3/15/2028 (d)	8,000	7,754

The Bond Fund of America	74

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Graphic Packaging International, LLC 6.375% 7/15/2032 (d)	USD24,000	$24,478
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (d)	173	166
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (d)	1,422	1,284
JH North America Holdings, Inc. 5.875% 1/31/2031 (d)	3,850	3,935
JH North America Holdings, Inc. 6.125% 7/31/2032 (d)	7,730	7,940
LYB International Finance III, LLC 5.125% 1/15/2031	4,023	4,040
LYB International Finance III, LLC 5.50% 3/1/2034	3,548	3,509
LYB International Finance III, LLC 6.15% 5/15/2035	1,652	1,694
LYB International Finance III, LLC 5.875% 1/15/2036	31,632	31,496
Minera Mexico, SA de CV, 5.625% 2/12/2032 (d)	25,390	26,304
Mineral Resources, Ltd. 8.00% 11/1/2027 (d)	5,475	5,601
Mineral Resources, Ltd. 9.25% 10/1/2028 (d)	7,085	7,442
Mosaic Co. 4.05% 11/15/2027	1,486	1,486
NOVA Chemicals Corp. 8.50% 11/15/2028 (d)	1,490	1,560
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)	3,935	3,851
NOVA Chemicals Corp. 9.00% 2/15/2030 (d)	7,205	7,702
Orbia Advance Corp, SAB de CV, 2.875% 5/11/2031	7,000	5,707
POSCO 4.875% 1/23/2027 (d)	9,040	9,108
POSCO 5.75% 1/17/2028 (d)	5,195	5,358
POSCO 5.875% 1/17/2033 (d)	630	667
POSCO Holdings, Inc. 5.75% 5/7/2035	8,000	8,394
POSCO Holdings, Inc. 5.75% 5/7/2035 (d)	2,000	2,099
PT Freeport Indonesia 4.763% 4/14/2027	13,000	13,087
PT Freeport Indonesia 5.315% 4/14/2032	4,000	4,084
PT Freeport Indonesia 6.20% 4/14/2052	3,700	3,771
PT Krakatau Posco 6.375% 6/11/2027	9,000	9,175
PT Krakatau Posco 6.375% 6/11/2029	8,000	8,268
Quikrete Holdings, Inc. 6.375% 3/1/2032 (d)	5,000	5,208
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	4,500	4,625
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	14,824	15,283
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	8,045	8,213
Sherwin-Williams Co. 4.30% 8/15/2028	10,000	10,064
Sherwin-Williams Co. 4.50% 8/15/2030	18,500	18,695
Sherwin-Williams Co. 5.15% 8/15/2035	15,219	15,497
Silgan Holdings, Inc. 4.125% 2/1/2028	2,500	2,465
Suzano Austria GmbH 3.75% 1/15/2031	6,660	6,293
Suzano Austria GmbH 3.125% 1/15/2032	3,000	2,687
Tronox, Inc. 9.125% 9/30/2030 (d)	1,985	1,984
Vale Overseas, Ltd. 6.40% 6/28/2054	6,330	6,466
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (d)(f)	3,640	3,645
Warrior Met Coal, Inc. 7.875% 12/1/2028 (d)	11,000	11,266
Westlake Corp. 5.55% 11/15/2035	4,057	4,058
Westlake Corp. 5.00% 8/15/2046	5,265	4,543
Westlake Corp. 4.375% 11/15/2047	1,110	861
Westlake Corp. 6.375% 11/15/2055	3,463	3,411
		815,226

Real estate 0.71%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	231	231
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	100
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,852
Alexandria Real Estate Equities, Inc. 5.625% 5/15/2054	2,250	2,114
American Tower Corp. 3.65% 3/15/2027	427	425
American Tower Corp. 2.70% 4/15/2031	5,000	4,594
Boston Properties, LP 2.90% 3/15/2030	68,683	64,470
Boston Properties, LP 3.25% 1/30/2031	24,747	23,226
Boston Properties, LP 2.55% 4/1/2032	74,163	64,759
Boston Properties, LP 2.45% 10/1/2033	16,815	13,918
Boston Properties, LP 6.50% 1/15/2034	2,157	2,324
Boston Properties, LP 5.75% 1/15/2035	72,685	74,795
COPT Defense Properties, LP 2.25% 3/15/2026	9,530	9,489
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (d)	2,490	2,317
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031	2,000	1,861
Crown Castle, Inc. 5.00% 1/11/2028	14,069	14,298

75	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Equinix, Inc. 2.90% 11/18/2026	USD9,236	$9,148
Equinix, Inc. 1.55% 3/15/2028	661	627
Equinix, Inc. 3.20% 11/18/2029	3,913	3,758
Equinix, Inc. 2.15% 7/15/2030	2,678	2,431
Equinix, Inc. 2.50% 5/15/2031	2,800	2,535
Equinix, Inc. 3.90% 4/15/2032	933	897
Equinix, Inc. 3.40% 2/15/2052	3,120	2,144
ERP Operating, LP 4.65% 9/15/2034	5,678	5,632
Extra Space Storage, LP 2.35% 3/15/2032	20,000	17,517
FibraSOMA 4.375% 7/22/2031 (d)	8,260	7,287
FibraSOMA 4.375% 7/22/2031	5,000	4,411
Forestar Group, Inc. 5.00% 3/1/2028 (d)	2,000	2,006
Forestar Group, Inc. 6.50% 3/15/2033 (d)	5,000	5,103
Host Hotels & Resorts, LP 5.70% 7/1/2034	22,000	22,792
Howard Hughes Corp. (The) 5.375% 8/1/2028 (d)	12,580	12,637
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)	21,700	21,106
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)	6,265	5,970
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,375	2,953
Iron Mountain, Inc. 5.25% 3/15/2028 (d)	9,459	9,514
Iron Mountain, Inc. 4.875% 9/15/2029 (d)	8,367	8,260
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,000	1,883
Kilroy Realty, LP 6.25% 1/15/2036	810	838
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	52,454	53,713
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (d)	19,933	21,148
MPT Operating Partnership, LP 3.50% 3/15/2031	3,000	2,184
Piedmont Operating Partnership, LP 5.625% 1/15/2033	6,514	6,584
Prologis, LP 4.75% 6/15/2033	1,726	1,743
Prologis, LP 5.125% 1/15/2034	40,000	41,137
Prologis, LP 5.00% 1/31/2035	24,101	24,441
Prologis, LP 5.25% 6/15/2053	426	406
Prologis, LP 5.25% 3/15/2054	1,235	1,174
Public Storage Operating Co. (USD-SOFR + 0.70%) 4.915% 4/16/2027 (c)	12,000	12,042
Public Storage Operating Co. 1.95% 11/9/2028	721	683
Service Properties Trust 5.50% 12/15/2027	5,000	4,941
Service Properties Trust 3.95% 1/15/2028	100	94
Service Properties Trust 8.625% 11/15/2031 (d)	29,085	30,610
Simon Property Group, LP 4.375% 10/1/2030	10,946	11,037
Simon Property Group, LP 5.125% 10/1/2035	22,803	23,158
Sun Communities Operating, LP 2.30% 11/1/2028	2,919	2,779
Sun Communities Operating, LP 2.70% 7/15/2031	2,537	2,307
Sun Communities Operating, LP 4.20% 4/15/2032	541	525
Trust 2401 4.869% 1/15/2030 (d)	1,319	1,300
Trust 2401 7.70% 1/23/2032 (d)	1,007	1,115
Trust Fibra Uno 4.869% 1/15/2030	681	667
Trust Fibra Uno 7.70% 1/23/2032 (d)	2,008	2,202
VICI Properties, LP 4.75% 2/15/2028	2,429	2,454
VICI Properties, LP 4.95% 2/15/2030	2,418	2,448
VICI Properties, LP 5.125% 5/15/2032	9,757	9,828
VICI Properties, LP 5.625% 4/1/2035	4,265	4,357
WEA Finance, LLC 3.50% 6/15/2029 (d)	6,247	6,048
		701,347
Total corporate bonds and notes		26,203,227
Asset-backed obligations 6.96%
Auto loan 3.47%
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (a)(d)	181	181
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(d)	426	427
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (a)(d)	4,364	4,370
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (a)(d)	2,197	2,207
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (a)(d)	9,141	9,157
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (a)(d)	6,253	6,293
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82% 10/12/2029 (a)(d)	3,000	3,055
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(d)	5,360	5,385
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (a)(d)	14,936	15,061
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(d)	17,292	17,663

The Bond Fund of America	76

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (a)(d)	USD5,330	$5,401
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (a)(d)	24,497	24,740
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (a)(d)	15,643	15,964
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (a)(d)	5,999	6,032
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (a)(d)	7,035	7,109
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(d)	4,444	4,469
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (a)(d)	17,745	17,949
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	15,943	15,921
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (a)	13,052	13,153
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (a)	7,063	7,110
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (a)	991	999
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (a)(d)	1,389	1,389
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (a)(d)	2,330	2,331
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(d)	1,537	1,540
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82% 1/15/2032 (a)(d)	1,004	1,003
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (a)(d)	1,451	1,454
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(d)	8,615	8,598
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(d)	599	599
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(d)	1,194	1,193
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-3A, Class A, 4.62% 2/20/2027 (a)(d)	600	600
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (a)(d)	5,281	5,299
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(d)	39,680	39,221
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(d)	8,588	8,491
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(d)	1,211	1,198
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (a)(d)	5,000	4,959
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(d)	49,213	50,094
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (a)(d)	15,000	15,176
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(d)	2,885	2,934
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class B, 5.24% 8/20/2029 (a)(d)	335	341
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(d)	45,430	47,299
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (a)(d)	9,925	10,415
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(d)	18,192	18,786
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (a)(d)	3,347	3,472
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (a)(d)	19,000	19,623
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (a)(d)	3,970	4,099
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (a)(d)	1,751	1,798
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (a)	1,652	1,653
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	485	485
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (a)	2,113	2,116
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (a)	14,679	14,715
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (a)	4,333	4,342
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (a)	4,783	4,793
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (a)	3,676	3,695
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (a)	8,757	8,815
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (a)	5,660	5,718
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class B, 4.81% 8/15/2029 (a)	11,367	11,469
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	2,471	2,481
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class B, 4.73% 9/17/2029 (a)	17,181	17,283
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (a)	6,201	6,334
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (a)	16,137	16,495
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (a)	4,138	4,158
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (a)	14,576	14,683
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class D, 5.23% 8/15/2030 (a)	23,675	23,909
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17% 3/17/2031 (a)	5,563	5,638
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.62% 3/17/2031 (a)	5,372	5,461
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C, 4.81% 5/15/2031 (a)	3,000	3,022
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (a)	824	829
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (a)	343	345
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (a)	1,065	1,067
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (a)	15,778	16,150
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (a)	22,283	23,008
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028 (a)(d)	3,911	3,918
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(d)	956	962
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	289	283
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (a)	1,610	1,584
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029 (a)(d)	1,982	1,986

77	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029 (a)(d)	USD1,701	$1,714
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (a)	3,294	3,320
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030 (a)(d)	2,000	2,009
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (a)(d)	9,354	9,448
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (a)(d)	5,552	5,584
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(d)	823	832
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (a)(d)	5,140	5,203
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(d)	3,670	3,695
Consumer Portfolio Services Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (a)(d)	2,761	2,768
Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(d)	2,572	2,585
Consumer Portfolio Services Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (a)(d)	5,257	5,306
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(d)	613	614
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(d)	827	828
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (a)(d)	3,632	3,649
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (a)(d)	8,952	8,966
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (a)(d)	615	616
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029 (a)(d)	3,525	3,581
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (a)(d)	3,315	3,338
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029 (a)(d)	3,489	3,583
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(d)	9,025	9,091
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(d)	982	1,002
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (a)(d)	10,987	11,123
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030 (a)(d)	11,898	12,190
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (a)(d)	9,791	9,803
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (a)(d)	3,841	3,848
CPS Auto Trust, Series 2025-D, Class C, 4.85% 2/17/2032 (a)(d)	1,423	1,431
CPS Auto Trust, Series 2025-D, Class D, 5.45% 2/17/2032 (a)(d)	3,000	3,032
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034 (a)(d)	2,000	2,018
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(d)	13,718	13,777
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (a)(d)	4,539	4,590
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(d)	876	892
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	385	386
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	15,041	15,062
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (a)	7,069	7,099
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (a)	13,119	13,308
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (a)	13,117	13,154
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (a)	8,108	8,109
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (a)	476	479
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (a)	12,789	12,898
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (a)	2,068	2,096
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (a)	6,403	6,486
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (a)(d)	1,043	1,046
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028 (a)(d)	8,340	8,456
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(d)	5,863	5,913
DriveTime Auto Owner Trust, Series 2022-2A, Class E, 6.45% 5/15/2029 (a)(d)	8,215	8,281
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(d)	6,061	6,247
DriveTime Auto Owner Trust, Series 2023-1A, Class E, 10.39% 1/15/2030 (a)(d)	11,520	12,026
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (a)(d)	158	159
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(d)	4,311	4,327
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(d)	7,340	7,367
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(d)	5,938	5,948
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(d)	226	226
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (a)(d)	148	148
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(d)	4,480	4,515
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (a)(d)	5,702	5,815
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (a)(d)	7,180	7,423
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	3,965	3,945
Exeter Automobile Receivables Trust, Series 2025-2A, Class A2, 4.78% 6/15/2027 (a)	957	957
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (a)	131	131
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028 (a)	5,752	5,754
Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53% 3/15/2028 (a)	6,751	6,762
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028 (a)	2,545	2,546
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (a)	2,056	2,062
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	1,664	1,671
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	5,545	5,550
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (a)	5,583	5,593

The Bond Fund of America	78

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (a)	USD5,410	$5,424
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029 (a)	1,913	1,973
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (a)	6,250	6,256
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	5,584	5,717
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (a)	15,785	15,924
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	3,227	3,276
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (a)	679	684
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (a)	9,039	9,158
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (a)	23,206	23,408
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (a)	6,376	6,406
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (a)	6,660	6,720
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030 (a)	15,775	15,849
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (a)	7,458	7,556
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (a)	15,959	16,289
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (a)	10,143	10,252
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (a)	21,364	21,722
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (a)	2,800	2,807
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (a)	12,630	12,684
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (a)	9,158	9,264
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (a)	11,864	12,134
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (a)	16,141	16,505
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(d)	1,150	1,249
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031 (a)	21,836	21,952
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (a)	18,932	19,177
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (a)	23,284	23,651
Exeter Automobile Receivables Trust, Series 2025-2A, Class C, 5.16% 7/15/2031 (a)	9,000	9,113
Exeter Automobile Receivables Trust, Series 2025-2A, Class D, 5.89% 7/15/2031 (a)	9,000	9,223
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (a)	5,905	6,001
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (a)	7,153	7,297
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (a)	4,740	4,762
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (a)	2,255	2,264
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (a)	1,994	2,010
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (a)	2,467	2,475
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (a)	12,982	12,997
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (a)	9,672	9,783
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (a)	4,513	4,592
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028 (a)(d)	1,414	1,425
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (a)(d)	2,387	2,399
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (a)(d)	4,054	4,068
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (a)	3,755	3,762
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (a)	2,339	2,349
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030 (a)	7,868	7,918
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033 (a)(d)	21,970	21,798
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(d)	85,137	88,068
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(d)	25,883	25,970
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (a)(d)	38,805	39,145
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (a)	1,039	1,057
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (a)	27,305	27,420
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class B, 4.33% 9/15/2030 (a)	2,657	2,665
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (a)(d)	17,724	17,993
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(d)	1,636	1,636
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (a)(d)	3,382	3,385
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (a)(d)	1,344	1,345
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(d)	1,884	1,887
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(d)	5,808	5,818
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (a)(d)	3,109	3,118
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (a)(d)	6,373	6,391
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (a)(d)	4,184	4,200
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (a)(d)	10,734	10,807
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (a)(d)	5,176	5,208
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (a)(d)	8,308	8,361
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (a)(d)	3,425	3,439
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (a)(d)	7,548	7,598
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(d)	3,969	4,004
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(d)	3,589	3,679
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (a)(d)	7,220	7,295

79	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (a)(d)	USD21,213	$21,424
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (a)(d)	12,145	12,289
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(d)	9,610	9,785
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (a)(d)	8,712	8,750
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (a)(d)	14,916	15,226
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(d)	11,189	11,243
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (a)(d)	13,825	13,984
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (a)(d)	15,909	16,159
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (a)(d)	9,109	9,223
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(d)	1,170	1,223
GLS Auto Receivables Trust, Series 2025-3A, Class D, 5.16% 6/16/2031 (a)(d)	9,720	9,716
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (a)(d)	6,330	6,370
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (a)(d)	6,412	6,469
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028 (a)(d)	614	617
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(d)	4,673	4,691
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (a)(d)	3,351	3,374
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (a)(d)	7,451	7,509
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(d)	5,225	5,287
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (a)(d)	4,269	4,298
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (a)(d)	1,395	1,402
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (a)(d)	3,339	3,371
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (a)(d)	10,598	10,633
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(d)	1,046	1,069
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (a)(d)	3,344	3,383
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (a)(d)	2,092	2,139
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(d)	35,338	36,324
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(d)	42,166	43,717
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(d)	29,583	30,101
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029 (a)	16,818	16,950
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class B, 4.67% 5/16/2030 (a)	1,222	1,236
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (a)(d)	9,679	9,829
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (a)(d)	16,179	16,234
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(d)	2,352	2,370
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (a)(d)	7,743	7,568
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(d)	8,361	8,201
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029 (a)(d)	4,700	4,846
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(d)	118,941	116,731
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(d)	6,275	6,155
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(d)	3,138	3,081
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (a)(d)	36,391	36,953
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(d)	17,272	17,649
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029 (a)(d)	6,869	7,038
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029 (a)(d)	4,154	4,274
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(d)	2,344	2,428
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(d)	10,908	11,048
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(d)	3,341	3,392
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(d)	3,713	3,777
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (a)(d)	18,863	19,125
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (a)(d)	7,479	7,607
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (a)(d)	5,167	5,255
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (a)(d)	15,162	15,151
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (a)(d)	1,644	1,646
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(d)	4,312	4,413
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (a)(d)	23,867	24,566
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (a)(d)	4,223	4,339
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(d)	949	973
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (a)(d)	23,461	23,612
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (a)(d)	2,335	2,339
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	332	333
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (a)(d)	8,206	8,298
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(d)	27,812	28,063
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (a)(d)	3,562	3,579
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (a)(d)	41,755	41,804
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(d)	1,267	1,269
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (a)(d)	1,658	1,659
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(d)	338	338

The Bond Fund of America	80

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(d)	USD927	$930
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (a)(d)	632	633
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(d)	2,482	2,483
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(d)	4,473	4,483
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(d)	6,005	6,060
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (a)(d)	3,389	3,409
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (a)(d)	1,164	1,171
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(d)	9,891	9,959
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(d)	5,058	5,159
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(d)	1,598	1,621
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (a)(d)	6,888	6,920
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(d)	1,932	1,973
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (a)(d)	2,671	2,714
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (a)(d)	2,791	2,818
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(d)	4,854	4,909
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(d)	3,670	3,720
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(d)	4,131	4,178
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (a)(d)	981	994
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(d)	3,430	3,535
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(d)	895	911
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (a)(d)	1,190	1,227
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(d)	614	634
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(d)	1,864	1,885
LAD Auto Receivables Trust, Series 2025-2A, Class C, 4.70% 8/16/2032 (a)(d)	4,737	4,780
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (a)(d)	3,285	3,302
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (a)(d)	4,279	4,280
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (a)	5,915	5,974
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	2,504	2,526
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (a)(d)	6,292	6,312
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4, 4.19% 5/15/2031 (a)(d)	2,273	2,282
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (a)(d)	847	847
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027 (a)(d)	6,547	6,561
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (a)(d)	9,164	9,202
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (a)(d)	8,230	8,261
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (a)(d)	892	894
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (a)(d)	3,815	3,807
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (a)(d)	3,728	3,744
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(d)	5,777	5,818
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (a)(d)	6,324	6,351
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (a)(d)	5,344	5,349
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (a)(d)	12,388	12,423
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (a)(d)	8,134	8,159
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (a)(d)	2,407	2,414
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (a)	157	157
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	1,245	1,246
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)	1,518	1,520
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028 (a)	4,692	4,708
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (a)	2,998	3,007
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (a)	1,090	1,093
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	1,349	1,350
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (a)	21,184	21,220
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (a)	2,008	2,012
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (a)	2,556	2,568
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	4,957	5,005
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74% 1/16/2029 (a)	25,000	25,059
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (a)	34,513	34,606
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (a)	5,322	5,343
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (a)	15,172	15,359
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029 (a)	30,199	30,367
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (a)	10,970	11,057
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (a)	8,732	8,841
Santander Drive Auto Receivables Trust, Series 2022-4, Class C, 5.00% 11/15/2029 (a)	5,427	5,451
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (a)	2,142	2,168
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (a)	9,610	9,652
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (a)	15,291	15,462
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (a)	3,501	3,524

81	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (a)	USD5,960	$6,073
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (a)	11,804	11,902
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	2,368	2,416
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (a)	18,627	18,871
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (a)	3,988	4,001
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (a)	924	929
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (a)	24,209	24,392
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(d)	1,443	1,445
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (a)(d)	4,086	4,108
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (a)(d)	3,413	3,421
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(d)	1,299	1,311
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(d)	438	442
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (a)(d)	4,819	4,863
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(d)	1,604	1,618
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(d)	1,938	1,951
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (a)(d)	477	477
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (a)(d)	2,244	2,299
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (a)(d)	14,939	15,044
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (a)(d)	1,400	1,413
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (a)(d)	3,578	3,682
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A4, 4.58% 5/20/2031 (a)(d)	3,000	3,044
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (a)(d)	2,769	2,806
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (a)(d)	10,161	10,232
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (a)(d)	7,564	7,575
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11% 4/20/2029 (a)(d)	1,703	1,706
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (a)(d)	27,912	27,791
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(d)	39,268	40,208
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (a)(d)(j)	15,077	9,028
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(d)	24,986	25,040
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (a)(d)	3,737	3,740
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(d)	12,573	12,597
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(d)	5,684	5,719
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(d)	2,191	2,200
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (a)(d)	3,075	3,124
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (a)(d)	8,343	8,419
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (a)(d)	4,486	4,533
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027 (a)(d)	628	628
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (a)(d)	1,068	1,069
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (a)(d)	6,632	6,641
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (a)(d)	3,231	3,245
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027 (a)(d)	1,513	1,516
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (a)(d)	656	657
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (a)(d)	1,756	1,762
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (a)(d)	11,517	11,556
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028 (a)(d)	7,121	7,162
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (a)(d)	1,649	1,657
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (a)(d)	10,519	10,554
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(d)	10,731	10,756
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(d)	15,698	15,868
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028 (a)(d)	4,024	4,117
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (a)(d)	8,365	8,462
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(d)	8,740	8,942
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (a)(d)	10,694	10,735
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (a)(d)	31,056	31,857
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (a)(d)	20,412	20,567
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (a)(d)	7,827	7,902
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (a)(d)	20,300	20,627
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (a)(d)	31,100	31,506
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (a)(d)	7,064	7,218
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (a)(d)	5,362	5,410
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (a)(d)	1,754	1,773
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (a)(d)	1,139	1,157
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (a)(d)	9,014	9,069
Westlake Automobile Receivables Trust, Series 2025-2A, Class C, 4.85% 1/15/2031 (a)(d)	1,297	1,307
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (a)(d)	10,000	10,087
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (a)(d)	5,991	6,013

The Bond Fund of America	82

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2025-3A, Class C, 4.68% 7/15/2031 (a)(d)	USD5,793	$5,813
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (a)(d)	894	895
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (a)(d)	15,511	15,706
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(d)	27,403	27,681
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(d)	22,409	22,654
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	1,217	1,225
World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.43% 12/17/2029 (a)	15,040	15,136
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (a)	557	558
		3,433,298

Other asset-backed securities 2.44%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (a)(d)	1,851	1,870
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (a)(d)	1,289	1,304
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (a)(d)	727	737
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (a)(d)	657	660
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(d)	3,521	3,538
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(d)	6,254	6,283
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(d)	5,330	5,345
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (a)(d)	450	452
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (a)(d)	212	213
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(d)	164	165
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (a)(d)	18,767	18,904
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (a)(d)	18,745	18,823
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (a)(d)	2,380	2,379
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (a)(d)	9,581	9,592
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(d)	6,723	6,734
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(d)	4,546	4,553
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(d)	774	774
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (a)(d)	20,396	20,466
Ansley Park Capital, LLC, Series 2025-A, Class B, 4.60% 4/20/2035 (a)(d)	1,725	1,733
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (a)(d)	287	289
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(d)	15,858	15,929
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(d)	50,946	51,152
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(d)	45,831	46,199
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(d)	13,805	14,098
Auxilior Term Funding, LLC, Series 2024-1, Class A2, 5.84% 3/15/2027 (a)(d)	778	780
Auxilior Term Funding, LLC, Series 2024-1, Class A3, 5.49% 7/15/2031 (a)(d)	14,357	14,626
Auxilior Term Funding, LLC, Series 2024-1, Class C, 6.01% 7/15/2031 (a)(d)	1,197	1,227
AXIS Equipment Finance Receivables, LLC, Series 2022-2, Class A2, 5.30% 6/21/2028 (a)(d)	307	308
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (a)(d)	1,346	1,357
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(d)	8,047	8,156
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (a)(d)	137	136
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (a)(d)	914	901
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(d)	649	643
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (a)(d)	2,384	2,233
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(d)	14,465	13,751
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(d)	1,837	1,767
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(d)	4,524	4,542
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(d)	1,639	1,659
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(d)	522	532
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(d)	15,585	15,733
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (a)(d)	368	354
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(d)	20,297	20,683
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	76,702	72,780
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(d)	12,440	11,768
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(d)	3,319	3,301
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(d)	254	253
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(d)	30,232	30,758
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (a)(d)	13,872	14,069
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(d)	50,404	50,637
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032 (a)(d)	439	444
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032 (a)(d)	900	912
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (a)(d)	24,274	24,334

83	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	USD88,509	$75,194
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	15,356	12,983
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(d)	12,880	8,186
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(d)	989	640
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	88,403	71,850
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(d)	5,694	3,552
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(d)	97,933	96,708
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(d)	42,983	41,863
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(d)	4,675	4,693
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (a)(d)	2,324	2,336
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (a)(d)	2,607	2,619
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(d)	310	297
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(d)	4,885	4,617
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (a)(d)	2,260	2,135
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(d)	583	560
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(d)	3,400	3,218
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (a)(d)	6,711	6,256
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(d)	722	672
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (a)	133	133
CNH Equipment Trust, Series 2024-A, Class A3, 4.77% 6/15/2029 (a)	1,468	1,481
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (a)	5,727	5,818
CNH Equipment Trust, Series 2025-A, Class A3, 4.36% 8/15/2030 (a)	1,680	1,699
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(d)	1,658	1,666
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(d)	21,376	21,776
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(d)	6,147	6,214
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 4.045% 7/15/2035 (a)(c)	352	335
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.005% 1/15/2037 (a)(c)	691	668
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 4.015% 2/15/2037 (a)(c)	984	938
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (a)	672	677
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031 (a)	3,048	3,105
Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.93% 4/23/2029 (a)(d)	3,102	3,119
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (a)(d)	7,522	7,581
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (a)(d)	1,083	1,094
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (a)(d)	2,601	2,616
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (a)(d)	3,198	3,200
Dext ABS, LLC, Series 2025-1, Class A3, 4.77% 8/15/2035 (a)(d)	20,109	20,345
Dext ABS, LLC, Series 2025-2, Class A3, 4.23% 4/15/2036 (a)(d)	4,676	4,683
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (a)(d)	2,966	2,980
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (a)(d)	22,017	22,493
DLLAD, LLC, Series 2025-1A, Class A3, 4.42% 9/20/2030 (a)(d)	3,145	3,180
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (a)(d)	2,412	2,504
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (a)(d)	4,920	5,018
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(d)	662	622
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(d)	38,930	39,537
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(d)	2,374	2,388
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(d)	17,436	17,568
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(d)	913	877
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (a)(d)	464	444
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(d)	4,893	4,600
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(d)	165	151
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(d)	19,184	19,350
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(d)	39,760	39,866
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(d)	4,473	4,392
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(d)	658	636
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(d)	1,466	1,410
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(d)	33,712	31,572
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(d)	23,834	22,465
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(d)	1,929	1,802
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (a)(d)	550	552
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027 (a)(d)	1,055	1,061
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (a)(d)	3,397	3,409
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (a)(d)	2,407	2,438
GreatAmerica Leasing Receivables Funding, LLC, Series 2022-1, Class A4, 5.35% 7/16/2029 (a)(d)	12,551	12,650

The Bond Fund of America	84

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (a)(d)	USD1,420	$1,434
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 4.065% 9/15/2041 (a)(c)(d)	129	128
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(d)	23,410	23,696
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (a)(d)	2,717	2,748
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (a)(d)	7,982	8,029
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (a)(d)	1,322	1,332
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (a)(d)	8,535	8,556
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (a)(d)	2,448	2,451
HPEFS Equipment Trust, Series 2025-2A, Class C, 4.41% 11/22/2032 (a)(d)	4,234	4,239
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (a)	6,126	6,216
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027 (a)(d)	3,372	3,383
M&T Equipment Notes, Series 2025-1A, Class A3, 4.78% 9/17/2029 (a)(d)	3,000	3,040
M&T Equipment Notes, Series 2023-1, Class A3, 5.74% 7/15/2030 (a)(d)	1,538	1,547
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (a)(d)	1,884	1,909
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(d)	3,165	3,179
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(d)	11,365	11,440
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(d)	6,712	6,750
MMAF Equipment Finance, LLC, Series 2020-A, Class A3, 0.97% 4/9/2027 (a)(d)	1,274	1,266
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(d)	1,025	1,034
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(d)	17,309	16,552
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	357,770	299,726
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(d)	5,195	3,265
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(d)	8,128	8,181
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (a)(d)	5,964	5,988
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(d)	8,574	8,611
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (a)(d)	1,589	1,602
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(d)	11,946	12,105
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(d)	2,366	2,403
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(d)	12,728	12,793
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(d)	3,931	3,945
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(d)	146	148
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(d)	17,015	17,156
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(d)	5,040	5,076
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (a)(d)	1,659	1,668
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (a)(d)	2,414	2,424
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (a)(d)	2,125	2,086
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (a)(d)	13,334	13,351
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (a)(d)	9,579	9,595
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(d)	2,676	2,682
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(d)	10,149	10,231
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(d)	4,348	4,377
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (a)(d)	2,728	2,805
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (a)(d)	5,839	5,877
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (a)(d)	2,847	2,868
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 4.60% 1/15/2028 (a)(c)(d)	14,516	14,519
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(d)	12,000	12,042
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 4.784% 4/15/2028 (a)(c)(d)	10,000	10,008
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(d)	26,701	26,827
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/15/2029 (a)(d)	11,858	12,071
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (a)	11,083	11,281
PK ALIFT Loan Funding, Series 2024-2, Class B, 5.142% 10/15/2039 (a)(d)	6,291	6,309
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(d)	10,722	10,760
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.45% 9/15/2039 (a)(c)(d)	2,661	2,691
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(d)	9,167	9,380
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(d)	17,840	17,920
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(d)	2,848	2,861
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(d)	3,214	3,241
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (a)(d)	725	737
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (a)(d)	1,725	1,755
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (a)(d)	9,090	9,226
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(d)	1,694	1,701
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(d)	1,930	1,939
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (a)(d)	1,439	1,468
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (a)(d)	4,000	4,129

85	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032 (a)(d)	USD1,625	$1,681
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (a)(d)	2,968	2,979
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(d)	1,526	1,560
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (a)(d)	4,119	4,240
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (a)(d)	2,361	2,420
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(d)	1,386	1,436
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(d)	269	271
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(d)	12,897	12,324
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(d)	2,374	2,276
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(d)	21,171	21,487
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(d)	9,759	9,321
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(d)	6,760	6,619
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(d)	660	651
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(d)	2,053	2,005
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(d)	2,797	2,729
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(d)	4,064	4,057
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(d)	2,399	2,384
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (a)(d)	44,240	44,886
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (a)(d)	50,675	51,810
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(d)	4,574	4,469
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	26,177	26,402
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (a)	8,800	8,957
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (a)	25,857	26,252
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (a)	16,833	16,925
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(d)	13,103	12,557
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(d)	7,412	7,189
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045 (a)(d)	2,981	2,960
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(d)	12,769	12,138
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(d)	5,361	5,135
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(d)	613	578
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(d)	21,445	20,338
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(d)	21,603	21,733
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045 (a)(d)	1,070	1,040
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (a)(d)	4,165	3,823
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (a)(d)	610	617
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (a)(d)	4,749	4,564
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(d)	10,458	9,882
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(d)	9,445	8,793
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(d)	688	637
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(d)	5,875	5,906
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(d)	18,046	18,156
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (a)(d)	12,937	12,977
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (a)(d)	7,381	7,418
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (a)(d)	2,735	2,791
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031 (a)(d)	2,400	2,476
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(d)	205	213
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (a)(d)	1,873	1,910
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (a)	43,985	44,135
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (a)(d)	15,536	15,934
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(d)	341	343
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (a)(d)	9,325	9,346
Volvo Financial Equipment, LLC, Series 2024-1A, Class A3, 4.29% 10/16/2028 (a)(d)	2,414	2,425
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (a)(d)	2,752	2,769
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (a)(d)	721	730
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(d)	1,315	1,318
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (a)(d)	701	704
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(d)	107	107
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(d)	320	323
		2,409,191

Collateralized loan obligations 0.74%
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (a)(c)(d)	8,290	8,295
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.734% 10/20/2034 (a)(c)(d)	1,842	1,844
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.984% 1/20/2033 (a)(c)(d)	22,281	22,297

The Bond Fund of America	86

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
ARES CLO, Ltd., Series 2021-62A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.358% 1/25/2034 (a)(c)(d)	USD3,000	$3,003
ARES CLO, Ltd., Series 2021-62A, Class CR, (3-month USD CME Term SOFR + 1.90%) 5.758% 1/25/2034 (a)(c)(d)	6,000	6,029
ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 5.709% 10/28/2034 (a)(c)(d)	4,174	4,177
ARES CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.566% 10/24/2036 (a)(c)(d)	5,011	5,017
ARES CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.216% 10/24/2036 (a)(c)(d)	2,715	2,719
Atlas Senior Loan Fund, Ltd., CLO, Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.784% 1/20/2034 (a)(c)(d)	4,852	4,852
Atlas Static Senior Loan Fund, Ltd., Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 8.905% 7/15/2030 (a)(c)(d)	2,000	2,007
Babson CLO, Ltd., Series 2021-2A, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.975% 7/15/2034 (a)(c)(d)	23,348	23,355
Bardin Hill CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.702%) 6.56% 10/25/2034 (a)(c)(d)	1,240	1,242
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, (3-month USD CME Term SOFR + 0.262%) + 1.55%) 5.696% 7/20/2033 (a)(c)(d)	842	843
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.782% 5/17/2031 (a)(c)(d)	14,891	14,902
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.052% 5/17/2031 (a)(c)(d)	15,875	15,817
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 6.384% 3/13/2037 (a)(c)(d)	2,400	2,407
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.15% 4/26/2031 (a)(c)(k)	3,064	3,067
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (a)(c)(d)	25,866	25,885
Blackrock Elbert CLO V, LLC, Series 5, Class AR, (3-month USD CME Term SOFR + 1.85%) 5.573% 6/15/2034 (a)(c)(d)	2,346	2,351
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.246% 4/19/2034 (a)(c)(d)	17,239	17,218
Bluemountain CLO, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.996% 4/19/2034 (a)(c)(d)	5,917	5,921
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (a)(c)(d)	25,050	25,069
Canyon Capital CLO, Ltd., Series 2021-1A, Class BR, (3-month USD CME Term SOFR + 1.55%) 5.455% 4/15/2034 (a)(c)(d)	3,000	3,003
Canyon Capital CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.655% 4/15/2034 (a)(c)(d)	3,500	3,506
Canyon Capital CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.805% 4/15/2034 (a)(c)(d)	3,000	2,985
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.516% 4/15/2034 (a)(c)(d)	577	578
Cedar Funding, Ltd., Series 2016-6A, Class BR3, (3-month USD CME Term SOFR + 1.55%) 5.434% 4/20/2034 (a)(c)(d)	3,000	3,002
Cedar Funding, Ltd., Series 2016-6A, Class CR3, (3-month USD CME Term SOFR + 1.80%) 5.684% 4/20/2034 (a)(c)(d)	5,000	5,008
Cerberus Onshore CLO, LLC, Series 2025-4A, Class A, (3-month USD CME Term SOFR + 1.48%) 5.163% 1/15/2038 (a)(c)(d)	6,000	6,006
Dryden Senior Loan Fund, Series 2022-113A, Class BR3, (3-month USD CME Term SOFR + 1.45%) 5.355% 10/15/2037 (a)(c)(d)	2,500	2,504
Dryden Senior Loan Fund, Series 2022-113A, Class CR3 (3-month USD CME Term SOFR + 1.60%) 5.505% 10/15/2037 (a)(c)(d)	2,800	2,805
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 4.985% 10/15/2030 (a)(c)(d)	5,846	5,849
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.136% 4/15/2031 (a)(c)(d)	1,621	1,621
Elmwood CLO 15, Ltd., 6.757% 4/22/2035 (3-month CME Term SOFR + 2.90%) (a)(c)(d)	5,600	5,568
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985% 7/15/2036 (a)(c)(d)	9,846	9,864
Fortress Credit BSL, Ltd., CLO, Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.10%) 5.96% 7/23/2032 (a)(c)(d)	4,250	4,257
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 10/20/2032 (a)(c)(d)	3,500	3,503
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.628% 10/20/2033 (a)(c)(d)	2,585	2,587
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.978% 10/20/2033 (a)(c)(d)	4,950	4,955
Fortress Credit BSL, Ltd., CLO, Series 2022-3A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.734% 10/20/2035 (a)(c)(d)	2,000	2,001
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.934% 10/20/2032 (a)(c)(d)	5,177	5,176

87	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 6.734% 10/20/2032 (a)(c)(d)	USD2,470	$2,469
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.284% 10/18/2033 (a)(c)(d)	7,874	7,877
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.484% 10/18/2033 (a)(c)(d)	6,000	6,009
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.71% 4/23/2036 (a)(c)(d)	2,488	2,494
Fortress Credit Opportunities CLO, LLC, Series 2025-37A, Class B, (3-month USD CME Term SOFR + 2.60%) 6.874% 7/20/2033 (a)(c)(d)	6,000	6,011
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.503% 1/20/2037 (a)(c)(d)	2,588	2,591
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.353% 1/20/2037 (a)(c)(d)	4,224	4,231
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A1RR, (3-month USD CME Term SOFR + 1.60%) 5.501% 11/5/2037 (a)(c)(d)	5,000	5,012
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.446% 7/20/2035 (a)(c)(d)	16,863	16,864
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.976% 7/20/2035 (a)(c)(d)	9,437	9,438
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.401% 1/20/2034 (a)(c)(d)	1,808	1,809
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 6.466% 4/15/2034 (a)(c)(d)	500	501
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.808% 7/25/2034 (a)(c)(d)	2,960	2,961
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.346% 1/15/2031 (a)(c)(d)	3,468	3,470
LCM, LP, CLO, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.235% 7/16/2031 (a)(c)(d)	86	86
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 5.286% 4/19/2034 (a)(c)(d)	250	250
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (a)(c)(d)	24,476	24,487
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.90% 7/23/2032 (a)(c)(d)	27,687	27,698
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 5.485% 9/14/2033 (a)(c)(d)	3,109	3,120
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (a)(c)(d)	396	396
Northwoods Capital, Ltd., CLO, Series 2018-12BA, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.423% 6/15/2031 (a)(c)(d)	4,000	4,002
Northwoods Capital, Ltd., CLO, Series 2018-12BA, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.773% 6/15/2031 (a)(c)(d)	4,000	4,004
Northwoods Capital, Ltd., CLO, Series 2021-25A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.784% 7/20/2034 (a)(c)(d)	3,833	3,837
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.984% 7/20/2034 (a)(c)(d)	3,000	2,970
Ocean Trails CLO, Series 2022-12A, Class B1R, (3-month USD CME Term SOFR + 1.75%) 5.634% 7/20/2035 (a)(c)(d)	8,000	8,007
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.189% 4/10/2033 (a)(c)(d)	1,513	1,514
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.865% 7/24/2031 (a)(c)(d)	670	670
Palmer Square Loan Funding, Ltd., CLO, Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.265% 7/24/2031 (a)(c)(d)	3,571	3,560
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.905% 1/15/2033 (a)(c)(d)	25,652	25,665
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.355% 1/15/2033 (a)(c)(d)	26,016	25,982
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 5.605% 1/15/2033 (a)(c)(d)	13,000	13,014
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.405% 1/15/2033 (a)(c)(d)	5,627	5,634
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.005% 4/15/2031 (a)(c)(d)	217	217
Parallel, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.274% 7/20/2036 (a)(c)(d)	3,000	3,007
Parallel, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 5.934% 7/20/2036 (a)(c)(d)	2,455	2,458
Pikes Peak CLO, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 4.815% 5/18/2034 (a)(c)(d)	3,840	3,838
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.184% 4/20/2033 (a)(c)(d)	16,429	16,434

The Bond Fund of America	88

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Sound Point CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.755% 4/25/2034 (a)(c)(d)	USD2,000	$2,002
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.416% 7/15/2034 (a)(c)(d)	1,000	1,001
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.945% 4/15/2032 (a)(c)(d)	22,589	22,569
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 6.905% 4/15/2032 (a)(c)(d)	4,000	4,008
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (a)(c)(d)	8,698	8,681
Stratus Static CLO, Ltd., Series 2025-1A, Class B, (3-month USD CME Term SOFR + 1.45%) 5.355% 7/15/2033 (a)(c)(d)	5,250	5,253
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 8.384% 1/20/2037 (a)(c)(d)	3,000	3,009
Symphony CLO, Ltd., Series 2025-52A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.305% 1/16/2031 (a)(c)(d)	24	24
TCW CLO, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 7.783% 8/16/2034 (a)(c)(d)	1,500	1,501
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (a)(c)(d)	27,449	27,462
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.084% 1/20/2032 (a)(c)(d)	2,026	2,027
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 5.584% 1/20/2032 (a)(c)(d)	14,000	14,033
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (a)(c)(d)	13,278	13,292
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.658% 4/25/2033 (a)(c)(d)	818	819
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (a)(c)(d)	1,318	1,319
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 10/20/2034 (a)(c)(d)	5,075	5,083
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.074% 1/20/2037 (a)(c)(d)	24,000	24,004
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.103% 9/7/2030 (a)(c)(d)	22	22
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.216% 7/18/2031 (a)(c)(d)	259	259
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.276% 4/20/2032 (a)(c)(d)	5,865	5,868
Vibrant CLO, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 5.834% 4/20/2034 (a)(c)(d)	2,341	2,343
Vibrant CLO, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 4.884% 4/20/2037 (a)(c)(d)	14,801	14,684
Wellfleet CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 2.15%) 6.034% 4/20/2034 (a)(c)(d)	6,000	6,018
Whetstone Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.584% 1/20/2035 (a)(c)(d)	4,889	4,895
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 5.684% 10/20/2030 (a)(c)(d)	21,161	21,179
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 7/20/2034 (a)(c)(d)	3,077	3,082
Wind River CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.25%) 6.155% 1/15/2035 (a)(c)(d)	2,000	2,001
Wind River CLO, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.35%) 5.234% 7/20/2035 (a)(c)(d)	5,000	5,002
		727,122

Credit card 0.19%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(d)	20,924	20,976
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (a)	33,244	33,329
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (a)(d)	6,123	6,142
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027 (a)(d)	6,275	6,288
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028 (a)	36,273	36,312
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(d)	1,928	1,954
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(d)	1,475	1,492
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (a)	9,652	9,852
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (a)	4,219	4,304
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(d)	17,319	17,369
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(d)	2,236	2,242
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (a)(d)	1,239	1,243
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (a)(d)	1,792	1,797
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(d)	8,468	8,523
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(d)	4,941	4,967

89	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(d)	USD4,083	$4,105
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(d)	1,928	1,935
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(d)	1,942	1,943
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(d)	9,845	9,920
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(d)	1,263	1,270
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(d)	2,578	2,581
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (a)	8,090	8,253
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (a)	2,109	2,134
		188,931

Student loan 0.09%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(d)	9,633	9,749
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(d)	961	884
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (a)(d)	1,018	933
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(d)	14,846	13,626
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(d)	1,379	1,296
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(d)	15,204	14,393
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(d)	33,938	32,196
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (a)(c)(d)	10,204	10,184
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.092% 7/25/2051 (a)(c)(d)	824	823
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(d)	2,013	2,070
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(d)	2,914	2,671
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(d)	4,917	4,995
		93,820

Franchise/equipment 0.03%
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (a)(d)	15,472	15,712
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A4, 5.02% 5/15/2031 (a)(d)	10,419	10,661
		26,373
Total asset-backed obligations		6,878,735
Bonds & notes of governments & government agencies outside the U.S. 1.72%
Mexico 1.11%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (d)	520,270	530,592
Eagle Funding LuxCo SARL 5.50% 8/17/2030	135,082	137,762
United Mexican States 6.00% 5/13/2030	13,790	14,476
United Mexican States 4.75% 4/27/2032	12,760	12,452
United Mexican States 5.85% 7/2/2032	20,000	20,573
United Mexican States 5.375% 3/22/2033	30,365	30,198
United Mexican States 4.875% 5/19/2033	20,788	20,008
United Mexican States 3.50% 2/12/2034	75,212	65,209
United Mexican States 4.50% 3/19/2034	EUR18,005	21,167
United Mexican States 6.35% 2/9/2035	USD253	266
United Mexican States 6.00% 5/7/2036	133,950	136,060
United Mexican States 6.875% 5/13/2037	46,000	49,197
United Mexican States 6.625% 1/29/2038	2,425	2,537
United Mexican States 5.125% 3/19/2038	EUR18,005	21,094
United Mexican States 5.00% 4/27/2051	USD5,100	4,113
United Mexican States 4.40% 2/12/2052	229	168
United Mexican States 6.338% 5/4/2053	4,895	4,678
United Mexican States 7.375% 5/13/2055	25,110	27,112
United Mexican States 3.75% 4/19/2071	465	276
		1,097,938

The Bond Fund of America	90

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Greece 0.41%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR77,550	$86,932
Greece (Hellenic Republic of) 0.75% 6/18/2031	68,950	72,629
Greece (Hellenic Republic of) 4.25% 6/15/2033	176,100	221,643
Greece (Hellenic Republic of) 3.625% 6/15/2035	21,000	25,061
		406,265

Peru 0.04%
Peru (Republic of) 2.783% 1/23/2031	USD29,245	27,060
Peru (Republic of) 5.875% 8/8/2054	4,250	4,222
Peru (Republic of) 2.78% 12/1/2060	12,750	6,954
		38,236

Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (d)	36,000	36,042

Australia 0.04%
New South Wales Treasury Corp. 4.25% 2/20/2036	AUD15,875	9,702
New South Wales Treasury Corp. 5.25% 2/24/2038	16,051	10,427
Treasury Corp. of Victoria 5.50% 9/15/2039	22,079	14,385
		34,514

Canada 0.03%
Ontario (Province of) 3.90% 9/4/2030	USD25,352	25,383

Panama 0.02%
Panama (Republic of) 3.75% 4/17/2026	10,772	10,794
Panama (Republic of) 2.252% 9/29/2032	13,462	11,154
		21,948

Indonesia 0.01%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,335
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	800,000	4,984
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	USD1,500	1,471
		12,790

Malaysia 0.01%
PETRONAS Capital, Ltd. 5.34% 4/3/2035	1,500	1,561
PETRONAS Capital, Ltd. 4.50% 3/18/2045	3,000	2,683
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (d)	3,695	3,258
PETRONAS Capital, Ltd. 5.848% 4/3/2055	4,700	4,921
		12,423

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (d)	11,565	11,821
Total bonds & notes of governments & government agencies outside the U.S.		1,697,360
Municipals 0.53%
Arkansas 0.03%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (d)	23,570	22,916
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049 (d)	6,000	5,879
		28,795

California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,465	1,303

91	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

Illinois 0.36%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD14,400	$14,367
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	57,980	54,596
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	5,770	5,490
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	7,450	7,542
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	13,895	14,528
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	245,191	251,397
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,404	4,656
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	15	15
		352,591

Massachusetts 0.04%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	36,500	37,780

Michigan 0.00%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	750	749

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	565	565
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046	75	75
		640

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	300	300

New Jersey 0.00%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, NATL, 7.425% 2/15/2029	3,630	3,792

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	13,945	13,881
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	9,995	9,745
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	3,935	3,808
		27,434

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,400	21,264

Puerto Rico 0.01%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	19,286	12,367

South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	85	86

Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	240	240
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	300	300
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	515	515
		1,055

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	6,730	4,669

The Bond Fund of America	92

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, FHA, 4.00% 1/1/2045	USD375	$375

Wisconsin 0.03%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	65	65
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	28,005	27,814
		27,879
Total municipals		521,079
Loans 0.27%
Communication services 0.07%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (c)(l)	34,911	34,915
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.987% 12/1/2028 (c)(l)	24,000	24,060
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (c)(l)	10,005	10,024
		68,999

Industrials 0.07%
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.00%) 5.716% 9/29/2031 (c)(l)	66,990	67,269

Financials 0.05%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(d)(g)(l)	53,837	53,433

Health care 0.04%
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.566% 3/29/2029 (c)(l)	42,099	40,731

Information technology 0.04%
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (c)(l)	7,963	7,952
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (c)(l)	29,985	29,924
		37,876

Utilities 0.00%
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.672% 11/25/2032 (c)(l)	1,175	1,179

Consumer discretionary 0.00%
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (g)(l)(m)	84	2
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (g)(j)(l)(m)	45	1
		3
Total loans		269,490
Federal agency bonds & notes 0.02%
Korea Electric Power Corp. 4.75% 2/13/2028 (d)	4,640	4,713
Korea Electric Power Corp. 5.125% 4/23/2034	3,000	3,106
Korea Gas Corp. 5.00% 7/8/2029 (d)	1,011	1,044
Korea National Oil Corp. 4.625% 3/31/2028 (d)	5,000	5,071
Korea National Oil Corp. 4.75% 3/31/2030 (d)	7,810	7,985
Korea National Oil Corp. 2.625% 4/18/2032	3,000	2,704
		24,623
Total bonds, notes & other debt instruments (cost: $94,290,464,000)		94,296,057
Common stocks 0.02%	Shares
Health care 0.02%
Rotech Healthcare, Inc. (g)(k)(n)	342,069	23,432

93	The Bond Fund of America

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 0.00%
NMG Parent, LLC (g)(n)	3,867	$— (b)
Total common stocks (cost: $12,646,000)		23,432
Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, 5.369% perpetual noncumulative preferred shares (d)	6,250	4,956
Total preferred securities (cost: $5,820,000)		4,956
Short-term securities 6.99%
Money market investments 6.99%
Capital Group Central Cash Fund 3.79% (o)(p)	69,139,167	6,914,608
Total short-term securities (cost: $6,913,603,000)		6,914,608
Total investment securities 102.39% (cost: $101,222,533,000)		101,239,053
Other assets less liabilities (2.39)%		(2,361,671)
Net assets 100.00%		$98,877,382
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	533	2/2/2026	USD214,039	$66
30 Day Federal Funds Futures	Long	3,724	3/2/2026	1,496,004	(207)
3 Month SOFR Futures	Long	69	3/18/2026	16,614	(11)
3 Month SOFR Futures	Long	805	9/16/2026	194,589	(195)
2 Year U.S. Treasury Note Futures	Long	120,249	4/6/2026	25,106,676	(4,157)
5 Year U.S. Treasury Note Futures	Long	85,711	4/6/2026	9,368,614	(25,769)
10 Year Italy Government Bond Futures	Long	2,798	3/10/2026	395,177	(1,196)
10 Year Euro-Bund Futures	Short	8,898	3/10/2026	(1,333,991)	9,077
10 Year Australian Treasury Bond Futures	Short	572	3/16/2026	(41,793)	(219)
10 Year Ultra U.S. Treasury Note Futures	Long	2,851	3/31/2026	327,910	(943)
10 Year U.S. Treasury Note Futures	Long	1,445	3/31/2026	162,472	(1,415)
20 Year U.S. Treasury Bond Futures	Long	13,072	3/31/2026	1,511,041	(19,223)
30 Year Euro-Buxl Futures	Short	15	3/10/2026	(1,941)	44
30 Year Ultra U.S. Treasury Bond Futures	Long	24,715	3/31/2026	2,916,370	(43,695)
					$(87,843)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	96,123	JPY	14,837,827	Citibank	1/9/2026	$1,318
USD	6,254	MXN	112,740	Morgan Stanley	1/9/2026	(1)
USD	27,916	MXN	510,722	UBS AG	1/9/2026	(422)
USD	55,810	AUD	84,330	Morgan Stanley	1/12/2026	(472)
USD	230,194	JPY	35,590,582	Goldman Sachs	1/15/2026	2,667
JPY	14,837,827	USD	96,042	Bank of America	1/15/2026	(1,186)
USD	147,916	EUR	126,970	Morgan Stanley	1/15/2026	(1,408)
JPY	31,289,200	EUR	171,497	Citibank	1/15/2026	(1,661)
USD	15,218	GBP	11,382	Citibank	1/16/2026	(123)

The Bond Fund of America	94

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	339,954	EUR	291,584	Citibank	1/16/2026	$(2,982)
BRL	206,028	USD	37,772	Citibank	1/23/2026	(406)
USD	149,650	EUR	126,912	Standard Chartered Bank	1/28/2026	298
USD	89,604	EUR	76,149	Morgan Stanley	1/30/2026	(18)
						$(4,396)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.948%	Annual	SOFR	Annual	11/6/2026	USD44,000	$167	$—	$167
SOFR	Annual	3.848%	Annual	11/15/2026	39,000	(123)	—	(123)
SOFR	Annual	3.8045%	Annual	12/15/2026	52,000	(173)	—	(173)
SOFR	Annual	3.39981%	Annual	3/31/2027	745,100	(160)	—	(160)
SOFR	Annual	3.2465%	Annual	9/15/2027	480,477	562	—	562
SOFR	Annual	3.249%	Annual	9/15/2027	480,257	542	—	542
SOFR	Annual	3.34%	Annual	10/3/2027	903,000	(256)	—	(256)
SOFR	Annual	3.2715%	Annual	10/17/2027	369,935	313	—	313
3.998%	Annual	SOFR	Annual	12/4/2028	172,951	3,171	—	3,171
SOFR	Annual	3.3125%	Annual	10/7/2029	96,314	257	—	257
SOFR	Annual	3.4445%	Annual	10/7/2029	48,599	(115)	—	(115)
SOFR	Annual	3.4805%	Annual	10/7/2029	48,599	(159)	—	(159)
SOFR	Annual	3.552%	Annual	10/7/2029	31,800	(184)	—	(184)
SOFR	Annual	3.455%	Annual	10/7/2029	97,198	(230)	—	(230)
SOFR	Annual	3.543%	Annual	10/7/2029	48,599	(266)	—	(266)
SOFR	Annual	3.551%	Annual	10/7/2029	97,198	(559)	—	(559)
SOFR	Annual	3.917%	Annual	11/8/2029	27,695	(525)	—	(525)
SOFR	Annual	3.909%	Annual	11/8/2029	55,000	(1,026)	—	(1,026)
SOFR	Annual	3.901%	Annual	11/8/2029	166,000	(3,048)	—	(3,048)
SOFR	Annual	3.9195%	Annual	11/15/2029	66,530	(1,270)	—	(1,270)
SOFR	Annual	3.763%	Annual	12/12/2029	95,760	(1,296)	—	(1,296)
SOFR	Annual	3.4415%	Annual	2/28/2030	155,000	(202)	—	(202)
SOFR	Annual	3.797%	Annual	3/31/2030	23,036	(345)	—	(345)
SOFR	Annual	3.794%	Annual	3/31/2030	44,024	(655)	—	(655)
SOFR	Annual	3.796%	Annual	3/31/2030	44,024	(659)	—	(659)
SOFR	Annual	3.7815%	Annual	3/31/2030	87,062	(1,253)	—	(1,253)
SOFR	Annual	3.6065%	Annual	5/12/2030	84,730	(622)	—	(622)
SOFR	Annual	3.325%	Annual	5/31/2030	237,410	941	—	941
SOFR	Annual	3.2175%	Annual	9/18/2030	133,657	1,336	—	1,336
SOFR	Annual	3.2385%	Annual	9/18/2030	69,156	628	—	628
SOFR	Annual	3.2145%	Annual	9/18/2030	33,343	338	—	338
SOFR	Annual	3.2155%	Annual	9/18/2030	33,343	336	—	336
SOFR	Annual	3.237%	Annual	10/24/2030	225,880	2,167	—	2,167
3.488%	Annual	SOFR	Annual	6/17/2031	183,136	28	—	28
3.43574%	Annual	SOFR	Annual	6/17/2031	213,538	(471)	—	(471)
SOFR	Annual	3.473%	Annual	10/2/2032	348,000	2,507	—	2,507
SOFR	Annual	3.4805%	Annual	10/2/2032	116,500	787	—	787
SOFR	Annual	3.48%	Annual	10/2/2032	38,872	264	—	264
SOFR	Annual	3.4815%	Annual	10/2/2032	38,905	260	—	260
SOFR	Annual	3.482%	Annual	10/2/2032	37,900	253	—	253
SOFR	Annual	3.34%	Annual	10/24/2032	167,025	2,592	—	2,592
SOFR	Annual	3.475%	Annual	11/3/2032	233,820	1,746	—	1,746
SOFR	Annual	3.50061%	Annual	11/3/2032	233,815	1,382	—	1,382
SOFR	Annual	3.486%	Annual	11/15/2032	162,730	1,122	—	1,122

95	The Bond Fund of America

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.1615%	Annual	5/15/2033	USD8,600	$(293)	$—	$(293)
SOFR	Annual	4.15%	Annual	5/15/2033	18,560	(618)	—	(618)
4.0135%	Annual	SOFR	Annual	8/21/2033	26,800	644	—	644
SOFR	Annual	3.6038%	Annual	1/8/2034	119,375	610	—	610
SOFR	Annual	3.8365%	Annual	3/6/2034	14,081	(148)	—	(148)
SOFR	Annual	3.665%	Annual	8/15/2035	123,790	1,127	—	1,127
SOFR	Annual	3.6385%	Annual	10/2/2035	172,279	2,112	—	2,112
TONAR	Annual	1.52125%	Annual	10/6/2035	JPY9,400,000	1,799	—	1,799
TONAR	Annual	1.52%	Annual	10/6/2035	3,000,000	576	—	576
TONAR	Annual	1.51812%	Annual	10/7/2035	18,773,028	3,626	—	3,626
SOFR	Annual	3.6775%	Annual	10/8/2035	USD172,091	1,578	—	1,578
TONAR	Annual	1.4925%	Annual	10/8/2035	JPY3,166,345	658	—	658
SOFR	Annual	3.663%	Annual	10/9/2035	USD123,355	1,278	—	1,278
TONAR	Annual	1.53%	Annual	10/9/2035	JPY3,186,085	594	—	594
TONAR	Annual	1.5225%	Annual	10/10/2035	3,229,513	616	—	616
TONAR	Annual	1.51%	Annual	10/14/2035	3,229,514	642	—	642
TONAR	Annual	1.491%	Annual	10/15/2035	3,229,513	677	—	677
TONAR	Annual	1.475%	Annual	10/16/2035	1,986,802	435	—	435
SOFR	Annual	3.504%	Annual	10/24/2035	USD123,765	2,931	—	2,931
SOFR	Annual	3.66593%	Annual	11/3/2035	173,270	1,825	—	1,825
SOFR	Annual	3.79168%	Annual	6/17/2036	234,099	943	—	943
SOFR	Annual	3.801%	Annual	6/17/2036	202,587	661	—	661
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	32,747	—	32,747
SOFR	Annual	4.052%	Annual	11/15/2053	59,445	1,260	—	1,260
2.477%	Annual	TONAR	Annual	10/6/2055	JPY1,400,000	(641)	—	(641)
2.47825%	Annual	TONAR	Annual	10/6/2055	4,200,000	(1,917)	—	(1,917)
2.47%	Annual	TONAR	Annual	10/7/2055	7,865,454	(3,677)	—	(3,677)
2.5425%	Annual	TONAR	Annual	10/8/2055	1,338,301	(497)	—	(497)
SOFR	Annual	3.953%	Annual	10/9/2055	USD59,190	2,184	—	2,184
2.57%	Annual	TONAR	Annual	10/9/2055	JPY1,350,041	(452)	—	(452)
2.515%	Annual	TONAR	Annual	10/10/2055	1,357,867	(554)	—	(554)
2.52%	Annual	TONAR	Annual	10/14/2055	1,361,780	(547)	—	(547)
2.50%	Annual	TONAR	Annual	10/15/2055	1,357,867	(582)	—	(582)
2.51625%	Annual	TONAR	Annual	10/16/2055	836,819	(341)	—	(341)
SOFR	Annual	3.8185%	Annual	10/24/2055	USD117,385	7,034	—	7,034
4.13862%	Annual	SOFR	Annual	6/17/2056	56,735	(361)	—	(361)
4.097%	Annual	SOFR	Annual	6/17/2056	49,343	(661)	—	(661)
						$63,370	$—	$63,370
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,336,880	$10,676	$—	$10,676
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	717,995	4,693	—	4,693
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	159,297	1,260	—	1,260
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	650,550	(535)	—	(535)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	452,415	(655)	—	(655)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,200	(819)	—	(819)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	295,990	(849)	—	(849)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,400	(950)	—	(950)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	618,600	(1,481)	—	(1,481)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	203,200	(1,602)	—	(1,602)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,264	(2,324)	—	(2,324)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	311,195	(2,351)	—	(2,351)

The Bond Fund of America	96

Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL309,300	$(2,470)	$—	$(2,470)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	618,520	(4,674)	—	(4,674)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	617,700	(4,723)	—	(4,723)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	609,690	(4,879)	—	(4,879)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	164,188	(411)	—	(411)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	166,207	(431)	—	(431)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	352,725	(1,153)	—	(1,153)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	681,200	(1,578)	—	(1,578)
							$(15,256)	$—	$(15,256)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD1,449,845	$(110,776)	$(109,195)	$(1,581)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 12/31/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD556,351	$12,610	$12,605	$5
Investments in affiliates (p)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 6.99%
Money market investments 6.99%
Capital Group Central Cash Fund 3.79% (o)	$5,862,512	$29,190,380	$28,138,490	$165	$41	$6,914,608	$315,696
Restricted securities (k)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (g)(n)	9/26/2013	$12,646	$23,432	0.02%
HPHT Finance 25, Ltd. 5.00% 2/21/2030	4/8/2025 - 6/16/2025	9,540	9,775	0.01
Modec Finance BV 7.84% 7/15/2026 (g)	7/28/2023	5,000	5,063	0.01
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.15% 4/26/2031 (a)(c)	9/5/2024	3,068	3,067	0.00 (s)
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	5/19/2025	1,011	1,077	0.00 (s)
Total		$31,265	$42,414	0.04%

97	The Bond Fund of America

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,679,885,000, which represented 14.85% of the net assets of the fund.

(e)	Represents securities transacted on a TBA basis.
(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $748,736,000, which represented 0.76% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(l)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $269,490,000, which represented 0.27% of the net assets of the fund.

(m)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(n)	Non-income producing.
(o)	Rate represents the seven-day yield at 12/31/2025.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
Certs. = Certificates
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FHA = Federal Housing Administration insured

Fin. = Finance
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
MXN = Mexican pesos
NATL = National Public Finance Guarantee Corp. insured
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

The Bond Fund of America	98

Financial statements
Statement of assets and liabilities at December 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $94,308,930)	$94,324,445
Affiliated issuers (cost: $6,913,603)	6,914,608	$101,239,053
Cash		60,506
Unrealized appreciation on open forward currency contracts		4,283
Bilateral swaps, at value		16,629
Receivables for:
Sales of investments	2,546,704
Sales of fund’s shares	143,986
Dividends and interest	842,457
Variation margin on futures contracts	2,429
Variation margin on centrally cleared swap contracts	15,937
Other	271	3,551,784
		104,872,255
Liabilities:
Unrealized depreciation on open forward currency contracts		8,679
Bilateral swaps, at value		31,885
Payables for:
Purchases of investments	5,735,970
Repurchases of fund’s shares	144,041
Dividends on fund’s shares	8,337
Investment advisory services	17,013
Services provided by related parties	11,866
Trustees’ deferred compensation	1,036
Variation margin on futures contracts	32,723
Variation margin on centrally cleared swap contracts	3,062
Other	261	5,954,309
Net assets at December 31, 2025		$98,877,382
Net assets consist of:
Capital paid in on shares of beneficial interest		$109,545,455
Total distributable earnings (accumulated loss)		(10,668,073)
Net assets at December 31, 2025		$98,877,382

Refer to the notes to financial statements.

99	The Bond Fund of America

Financial statements (continued)
Statement of assets and liabilities at December 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (8,636,083 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$27,200,877	2,375,761	$11.45
Class C	373,906	32,658	11.45
Class T	9	1	11.45
Class F-1	704,194	61,505	11.45
Class F-2	33,813,399	2,953,308	11.45
Class F-3	12,196,348	1,065,245	11.45
Class 529-A	1,277,335	111,564	11.45
Class 529-C	35,217	3,076	11.45
Class 529-E	29,478	2,575	11.45
Class 529-T	12	1	11.45
Class 529-F-1	10	1	11.45
Class 529-F-2	243,885	21,301	11.45
Class 529-F-3	11	1	11.45
Class R-1	43,720	3,819	11.45
Class R-2	291,784	25,485	11.45
Class R-2E	38,736	3,383	11.45
Class R-3	523,636	45,735	11.45
Class R-4	558,320	48,764	11.45
Class R-5E	225,152	19,665	11.45
Class R-5	296,963	25,937	11.45
Class R-6	21,024,390	1,836,298	11.45

Refer to the notes to financial statements.

The Bond Fund of America	100

Financial statements (continued)
Statement of operations for the year ended December 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $60)	$4,265,884
Dividends (includes $315,696 from affiliates)	316,043	$4,581,927
Fees and expenses*:
Investment advisory services	193,149
Distribution services	82,160
Transfer agent services	72,007
Administrative services	28,295
529 plan services	811
Reports to shareholders	2,631
Registration statement and prospectus	3,526
Trustees’ compensation	299
Auditing and legal	318
Custodian	358
Other	114
Total fees and expenses before waivers and/or reimbursements	383,668
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	9,929
Total fees and expenses after waivers and/or reimbursements		373,739
Net investment income		4,208,188
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(200,080)
Affiliated issuers	165
Futures contracts	180,182
Forward currency contracts	(82,482)
Swap contracts	5,778
Currency transactions	(246)	(96,683)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,293,629
Affiliated issuers	41
Futures contracts	211,583
Forward currency contracts	(28,214)
Swap contracts	79,711
Currency translations	1,008	2,557,758
Net realized gain (loss) and unrealized appreciation (depreciation)		2,461,075
Net increase (decrease) in net assets resulting from operations		$6,669,263
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

101	The Bond Fund of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2025	2024

Operations:
Net investment income	$4,208,188	$3,879,428
Net realized gain (loss)	(96,683)	(1,046,233)
Net unrealized appreciation (depreciation)	2,557,758	(1,727,965)
Net increase (decrease) in net assets resulting from operations	6,669,263	1,105,230
Distributions paid or accrued to shareholders	(4,119,584)	(3,810,366)
Net capital share transactions	5,578,848	12,809,770
Total increase (decrease) in net assets	8,128,527	10,104,634
Net assets:
Beginning of year	90,748,855	80,644,221
End of year	$98,877,382	$90,748,855
Refer to the notes to financial statements.

The Bond Fund of America	102

Notes to financial statements
1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

103	The Bond Fund of America

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

The Bond Fund of America	104

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

105	The Bond Fund of America

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$29,565,526	$8,591	$29,574,117
U.S. Treasury bonds & notes	—	29,127,426	—	29,127,426
Corporate bonds and notes	—	26,194,826	8,401	26,203,227
Asset-backed obligations	—	6,878,735	—	6,878,735
Bonds & notes of governments & government agencies outside the U.S.	—	1,697,360	—	1,697,360
Municipals	—	521,079	—	521,079
Loans	—	216,054	53,436	269,490
Federal agency bonds & notes	—	24,623	—	24,623
Common stocks	—	—	23,432	23,432
Preferred securities	—	4,956	—	4,956
Short-term securities	6,914,608	—	—	6,914,608
Total	$6,914,608	$94,230,585	$93,860	$101,239,053

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,187	$—	$—	$9,187
Unrealized appreciation on open forward currency contracts	—	4,283	—	4,283
Unrealized appreciation on centrally cleared interest rate swaps	—	88,256	—	88,256
Unrealized appreciation on bilateral interest rate swaps	—	16,629	—	16,629
Unrealized appreciation on centrally cleared credit default swaps	—	5	—	5
Liabilities:
Unrealized depreciation on futures contracts	(97,030)	—	—	(97,030)
Unrealized depreciation on open forward currency contracts	—	(8,679)	—	(8,679)
Unrealized depreciation on centrally cleared interest rate swaps	—	(24,886)	—	(24,886)
Unrealized depreciation on bilateral interest rate swaps	—	(31,885)	—	(31,885)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,581)	—	(1,581)
Total	$(87,843)	$42,142	$—	$(45,701)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

The Bond Fund of America	106

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

107	The Bond Fund of America

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

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Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $45,673,076,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $2,071,046,000.

109	The Bond Fund of America

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $7,492,263,000.

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Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $1,465,422,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$9,187	Unrealized depreciation*	$97,030
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	4,283	Unrealized depreciation on open forward currency contracts	8,679
Swap (centrally cleared)	Interest	Unrealized appreciation*	88,256	Unrealized depreciation*	24,886
Swap (bilateral)	Interest	Bilateral swaps, at value	16,629	Bilateral swaps, at value	31,885
Swap (centrally cleared)	Credit	Unrealized appreciation*	5	Unrealized depreciation*	1,581
			$118,360		$164,061

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$180,182	Net unrealized appreciation (depreciation) on futures contracts	$211,583
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(82,482)	Net unrealized appreciation (depreciation) on forward currency contracts	(28,214)
Swap	Interest	Net realized gain (loss) on swap contracts	41,081	Net unrealized appreciation (depreciation) on swap contracts	83,737
Swap	Credit	Net realized gain (loss) on swap contracts	(35,303)	Net unrealized appreciation (depreciation) on swap contracts	(4,026)
			$103,478		$263,080
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

111	The Bond Fund of America

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$1,260	$ (1,260)	$ —	$ —	$ —
Barclays Bank PLC	4,693	(4,693)	—	—	—
Citibank	1,318	(1,318)	—	—	—
Goldman Sachs	13,343	(9,743)	—	—	3,600
Standard Chartered Bank	298	—	—	—	298
Total	$20,912	$ (17,014)	$ —	$ —	$3,898
Liabilities:
Bank of America	$3,188	$ (1,260)	$ (1,928)	$ —	$ —
Barclays Bank PLC	9,210	(4,693)	(4,517)	—	—
BNP Paribas	10,930	—	(10,782)	—	148
Citibank	5,172	(1,318)	(3,854)	—	—
Goldman Sachs	9,743	(9,743)	—	—	—
Morgan Stanley	1,899	—	(1,899)	—	—
UBS AG	422	—	(422)	—	—
Total	$40,564	$ (17,014)	$ (23,402)	$ —	$148
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

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Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended December 31, 2025, the fund reclassified $7,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$172,649
Capital loss carryforward*	(10,845,136)
Gross unrealized appreciation on investments	1,568,193
Gross unrealized depreciation on investments	(1,553,230)
Net unrealized appreciation (depreciation) on investments	14,963
Cost of investments	101,272,378
*
Reflects the utilization of capital loss carryforward of $254,853,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended December 31,
Share class	2025	2024
Class A	$1,107,336	$1,083,114
Class C	13,084	14,251
Class T	— †	— †
Class F-1	28,639	29,167
Class F-2	1,409,616	1,265,289
Class F-3	514,186	467,434
Class 529-A	51,581	50,483
Class 529-C	1,205	1,305
Class 529-E	1,159	1,264
Class 529-T	1	1
Class 529-F-1	— †	— †
Class 529-F-2	9,766	8,231
Class 529-F-3	— †	— †
Class R-1	1,820	1,766
Class R-2	10,086	10,649
Class R-2E	1,430	1,375
Class R-3	20,148	20,290
Class R-4	21,966	21,620
Class R-5E	9,560	8,694
Class R-5	14,120	14,180
Class R-6	903,881	811,253
Total	$4,119,584	$3,810,366
†
Amount less than one thousand.

113	The Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.105% on such assets in excess of $76 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. During the year ended December 31, 2025, CRMC waived investment advisory services fees of $9,929,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $193,149,000, which were equivalent to an annualized rate of 0.205% of average daily net assets, were reduced to $183,220,000, which were equivalent to an annualized rate of 0.194% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2025, unreimbursed expenses subject to reimbursement totaled $11,362,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

The Bond Fund of America	114

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2025, the 529 plan services fees were $811,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.
For the year ended December 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$66,348	$29,325	$7,962	Not applicable
Class C	3,812	421	115	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,718	1,110	208	Not applicable
Class F-2	Not applicable	36,375	9,573	Not applicable
Class F-3	Not applicable	145	3,405	Not applicable
Class 529-A	2,924	1,303	374	$660
Class 529-C	354	38	11	19
Class 529-E	145	14	9	15
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	111	66	117
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	528	51	16	Not applicable
Class R-2	2,196	1,008	88	Not applicable
Class R-2E	230	78	11	Not applicable
Class R-3	2,593	771	156	Not applicable
Class R-4	1,312	504	157	Not applicable
Class R-5E	Not applicable	329	65	Not applicable
Class R-5	Not applicable	170	95	Not applicable
Class R-6	Not applicable	254	5,984	Not applicable

Total class-specific expenses	$82,160	$72,007	$28,295	$811
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $299,000 in the fund’s statement of operations reflects $161,000 in current fees (either paid in cash or deferred) and a net increase of $138,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.

115	The Bond Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$3,697,832	326,106	$1,095,934	96,487	$(4,356,241)	(384,808)	$437,525	37,785
Class C	81,077	7,149	12,938	1,139	(127,307)	(11,256)	(33,292)	(2,968)
Class T	—	—	—	—	—	—	—	—
Class F-1	114,399	10,119	27,865	2,453	(154,579)	(13,667)	(12,315)	(1,095)
Class F-2	7,919,790	699,023	1,368,639	120,479	(7,118,387)	(629,732)	2,170,042	189,770
Class F-3	3,394,488	299,837	511,860	45,055	(2,717,182)	(240,203)	1,189,166	104,689
Class 529-A	238,271	21,020	51,440	4,529	(265,996)	(23,519)	23,715	2,030
Class 529-C	13,206	1,166	1,201	106	(16,826)	(1,490)	(2,419)	(218)
Class 529-E	6,254	551	1,151	101	(8,535)	(754)	(1,130)	(102)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	77,071	6,796	9,729	856	(47,881)	(4,231)	38,919	3,421
Class 529-F-3	1	— †	— †	— †	—	—	1	— †
Class R-1	11,277	994	1,818	160	(22,227)	(1,950)	(9,132)	(796)
Class R-2	54,303	4,795	10,013	882	(81,083)	(7,166)	(16,767)	(1,489)
Class R-2E	11,245	992	1,425	125	(11,617)	(1,024)	1,053	93
Class R-3	121,971	10,768	20,017	1,763	(140,591)	(12,406)	1,397	125
Class R-4	184,379	16,264	21,674	1,908	(170,642)	(15,082)	35,411	3,090
Class R-5E	73,600	6,503	9,534	839	(69,362)	(6,125)	13,772	1,217
Class R-5	66,583	5,887	14,031	1,236	(107,837)	(9,476)	(27,223)	(2,353)
Class R-6	3,444,673	304,992	901,304	79,339	(2,575,853)	(227,413)	1,770,124	156,918
Total net increase (decrease)	$19,510,420	1,722,962	$4,060,574	357,457	$(17,992,146)	(1,590,302)	$5,578,848	490,117
Refer to the end of the table(s) for footnote(s).

The Bond Fund of America	116

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$4,670,093	412,317	$1,071,086	94,909	$(4,090,318)	(362,149)	$1,650,861	145,077
Class C	109,221	9,636	14,065	1,247	(143,333)	(12,694)	(20,047)	(1,811)
Class T	—	—	—	—	—	—	—	—
Class F-1	147,762	12,980	28,390	2,516	(171,505)	(15,196)	4,647	300
Class F-2	12,570,454	1,109,081	1,229,868	108,967	(7,429,563)	(658,762)	6,370,759	559,286
Class F-3	3,636,712	321,455	464,994	41,202	(2,458,272)	(217,965)	1,643,434	144,692
Class 529-A	272,444	24,075	50,341	4,461	(246,526)	(21,778)	76,259	6,758
Class 529-C	15,991	1,412	1,299	116	(19,170)	(1,693)	(1,880)	(165)
Class 529-E	5,637	498	1,258	112	(8,905)	(786)	(2,010)	(176)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	65,575	5,797	8,199	726	(37,070)	(3,277)	36,704	3,246
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	11,112	981	1,764	157	(10,091)	(894)	2,785	244
Class R-2	67,792	5,985	10,578	937	(80,817)	(7,147)	(2,447)	(225)
Class R-2E	11,492	1,013	1,371	122	(11,313)	(1,002)	1,550	133
Class R-3	121,986	10,774	20,117	1,782	(140,479)	(12,430)	1,624	126
Class R-4	157,358	13,916	21,483	1,903	(164,752)	(14,571)	14,089	1,248
Class R-5E	59,018	5,216	8,674	768	(39,068)	(3,460)	28,624	2,524
Class R-5	77,073	6,822	14,110	1,250	(68,908)	(6,120)	22,275	1,952
Class R-6	3,879,623	343,811	808,915	71,675	(1,705,995)	(150,725)	2,982,543	264,761
Total net increase (decrease)	$25,879,343	2,285,769	$3,756,512	332,850	$(16,826,085)	(1,490,649)	$12,809,770	1,127,970
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $164,649,848,000 and $167,858,820,000, respectively, during the year ended December 31, 2025.

117	The Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2025	$11.14	$.48	$.30	$.78	$(.47 )	$—	$(.47 )	$11.45	7.14%	$27,201	.60%	.59%	4.27%
12/31/2024	11.49	.49	(.36 )	.13	(.48 )	—	(.48 )	11.14	1.14	26,046.62		.60	4.31
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.70	25,199.62		.62	3.72
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31 )	(.02 )	(.33 )	11.38	(12.68)	24,087.58		.58	2.54
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.95 )	30,201.55		.55	1.36
Class C:
12/31/2025	11.14	.40	.30	.70	(.39 )	—	(.39 )	11.45	6.35	374	1.35	1.34	3.52
12/31/2024	11.49	.40	(.36 )	.04	(.39 )	—	(.39 )	11.14	.40	397	1.36	1.35	3.57
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.93	430	1.36	1.36	2.96
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.33)	487	1.33	1.33	1.78
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.68)	717	1.29	1.29	.60
Class T:
12/31/2025	11.14	.51	.30	.81	(.50 )	—	(.50 )	11.45	7.44 [5]	— [6]	.32 [5]	.31 [5]	4.55 [5]
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.41 [5]	— [6]	.34 [5]	.33 [5]	4.57 [5]
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.03 [5]	— [6]	.29 [5]	.29 [5]	4.04 [5]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.47)[5]	— [6]	.33 [5]	.33 [5]	2.78 [5]
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.74 )[5]	— [6]	.33 [5]	.33 [5]	1.55 [5]
Class F-1:
12/31/2025	11.14	.48	.30	.78	(.47 )	—	(.47 )	11.45	7.09	704.65		.64	4.22
12/31/2024	11.49	.48	(.36 )	.12	(.47 )	—	(.47 )	11.14	1.09	697.66		.65	4.26
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.67	716.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30 )	(.02 )	(.32 )	11.38	(12.71)	796.61		.61	2.51
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.99 )	1,011.59		.59	1.30
Class F-2:
12/31/2025	11.14	.51	.30	.81	(.50 )	—	(.50 )	11.45	7.40	33,813.36		.35	4.51
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.40	30,787.35		.34	4.57
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.98	25,329.35		.35	4.02
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.46)	19,982.33		.33	2.81
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.71 )	20,613.31		.31	1.60
Class F-3:
12/31/2025	11.14	.52	.30	.82	(.51 )	—	(.51 )	11.45	7.52	12,196.24		.23	4.62
12/31/2024	11.49	.53	(.36 )	.17	(.52 )	—	(.52 )	11.14	1.51	10,701.25		.24	4.68
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.09	9,375.24		.24	4.12
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.36)	7,866.22		.22	2.92
12/31/2021	13.79	.23	(.31 )	(.08 )	(.24 )	(.08 )	(.32 )	13.39	(.60 )	7,934.20		.20	1.72
Class 529-A:
12/31/2025	11.14	.48	.30	.78	(.47 )	—	(.47 )	11.45	7.11	1,277.63		.62	4.23
12/31/2024	11.49	.48	(.36 )	.12	(.47 )	—	(.47 )	11.14	1.10	1,220.65		.64	4.27
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.66	1,181.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30 )	(.02 )	(.32 )	11.38	(12.71)	1,156.62		.62	2.51
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.99 )	1,473.59		.59	1.31
Refer to the end of the table(s) for footnote(s).

The Bond Fund of America	118

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2025	$11.14	$.39	$.30	$.69	$(.38 )	$—	$(.38 )	$11.45	6.30%	$35	1.40%	1.38%	3.48%
12/31/2024	11.49	.40	(.36 )	.04	(.39 )	—	(.39 )	11.14	.35	37	1.40	1.39	3.52
12/31/2023	11.38	.33	.10	.43	(.32 )	—	(.32 )	11.49	3.87	40	1.42	1.42	2.90
12/31/2022	13.39	.21	(1.99)	(1.78)	(.21 )	(.02 )	(.23 )	11.38	(13.38)	45	1.38	1.38	1.72
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.73)	70	1.34	1.34	.56
Class 529-E:
12/31/2025	11.14	.46	.30	.76	(.45 )	—	(.45 )	11.45	6.90	30.84		.82	4.04
12/31/2024	11.49	.46	(.36 )	.10	(.45 )	—	(.45 )	11.14	.91	30.84		.83	4.08
12/31/2023	11.38	.39	.10	.49	(.38 )	—	(.38 )	11.49	4.46	33.84		.84	3.49
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28 )	(.02 )	(.30 )	11.38	(12.88)	34.81		.81	2.30
12/31/2021	13.79	.15	(.31 )	(.16 )	(.16 )	(.08 )	(.24 )	13.39	(1.19)	46.79		.79	1.11
Class 529-T:
12/31/2025	11.14	.50	.30	.80	(.49 )	—	(.49 )	11.45	7.35 [5]	— [6]	.40 [5]	.39 [5]	4.45 [5]
12/31/2024	11.49	.51	(.36 )	.15	(.50 )	—	(.50 )	11.14	1.33 [5]	— [6]	.42 [5]	.41 [5]	4.49 [5]
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.95 [5]	— [6]	.36 [5]	.36 [5]	3.97 [5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.51)[5]	— [6]	.38 [5]	.38 [5]	2.74 [5]
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.78 )[5]	— [6]	.37 [5]	.37 [5]	1.52 [5]
Class 529-F-1:
12/31/2025	11.14	.50	.30	.80	(.49 )	—	(.49 )	11.45	7.29 [5]	— [6]	.44 [5]	.43 [5]	4.41 [5]
12/31/2024	11.49	.50	(.36 )	.14	(.49 )	—	(.49 )	11.14	1.29 [5]	— [6]	.45 [5]	.44 [5]	4.46 [5]
12/31/2023	11.38	.44	.10	.54	(.43 )	—	(.43 )	11.49	4.87 [5]	— [6]	.44 [5]	.44 [5]	3.89 [5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.53)[5]	— [6]	.40 [5]	.40 [5]	2.71 [5]
12/31/2021	13.79	.20	(.31 )	(.11 )	(.21 )	(.08 )	(.29 )	13.39	(.82 )[5]	— [6]	.41 [5]	.41 [5]	1.48 [5]
Class 529-F-2:
12/31/2025	11.14	.51	.30	.81	(.50 )	—	(.50 )	11.45	7.41	244.35		.34	4.52
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.40	199.35		.34	4.57
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	5.00	168.33		.32	4.03
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.45)	147.32		.32	2.81
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.73 )	177.33		.33	1.58
Class 529-F-3:
12/31/2025	11.14	.52	.30	.82	(.51 )	—	(.51 )	11.45	7.45	— [6]	.30	.29	4.55
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.45	— [6]	.29	.28	4.62
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.03	— [6]	.29	.28	4.05
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34 )	(.02 )	(.36 )	11.38	(12.42)	— [6]	.27	.27	2.85
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.69 )	— [6]	.27	.27	1.62
Class R-1:
12/31/2025	11.14	.40	.30	.70	(.39 )	—	(.39 )	11.45	6.36	44	1.34	1.33	3.54
12/31/2024	11.49	.41	(.36 )	.05	(.40 )	—	(.40 )	11.14	.41	51	1.34	1.33	3.59
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.96	50	1.33	1.33	3.05
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.31)	37	1.31	1.31	1.83
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.69)	42	1.29	1.29	.62
Refer to the end of the table(s) for footnote(s).

119	The Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2025	$11.14	$.40	$.30	$.70	$(.39 )	$—	$(.39 )	$11.45	6.36%	$292	1.34%	1.33%	3.54%
12/31/2024	11.49	.41	(.36 )	.05	(.40 )	—	(.40 )	11.14	.42	300	1.33	1.32	3.59
12/31/2023	11.38	.34	.10	.44	(.33 )	—	(.33 )	11.49	3.95	313	1.33	1.33	3.00
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22 )	(.02 )	(.24 )	11.38	(13.33)	319	1.33	1.33	1.79
12/31/2021	13.79	.08	(.31 )	(.23 )	(.09 )	(.08 )	(.17 )	13.39	(1.69)	409	1.30	1.30	.60
Class R-2E:
12/31/2025	11.14	.43	.30	.73	(.42 )	—	(.42 )	11.45	6.68	39	1.04	1.03	3.83
12/31/2024	11.49	.44	(.36 )	.08	(.43 )	—	(.43 )	11.14	.70	37	1.05	1.04	3.88
12/31/2023	11.38	.37	.10	.47	(.36 )	—	(.36 )	11.49	4.26	36	1.04	1.04	3.31
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25 )	(.02 )	(.27 )	11.38	(13.07)	34	1.03	1.03	2.09
12/31/2021	13.79	.12	(.31 )	(.19 )	(.13 )	(.08 )	(.21 )	13.39	(1.40)	44	1.00	1.00	.90
Class R-3:
12/31/2025	11.14	.45	.30	.75	(.44 )	—	(.44 )	11.45	6.83	524.89		.88	3.98
12/31/2024	11.49	.46	(.36 )	.10	(.45 )	—	(.45 )	11.14	.86	508.89		.88	4.03
12/31/2023	11.38	.39	.10	.49	(.38 )	—	(.38 )	11.49	4.42	523.89		.89	3.45
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27 )	(.02 )	(.29 )	11.38	(12.93)	518.87		.87	2.25
12/31/2021	13.79	.14	(.31 )	(.17 )	(.15 )	(.08 )	(.23 )	13.39	(1.25)	673.85		.85	1.05
Class R-4:
12/31/2025	11.14	.48	.30	.78	(.47 )	—	(.47 )	11.45	7.16	558.59		.58	4.28
12/31/2024	11.49	.49	(.36 )	.13	(.48 )	—	(.48 )	11.14	1.16	509.59		.58	4.33
12/31/2023	11.38	.42	.10	.52	(.41 )	—	(.41 )	11.49	4.73	510.58		.58	3.76
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31 )	(.02 )	(.33 )	11.38	(12.67)	476.57		.57	2.55
12/31/2021	13.79	.18	(.31 )	(.13 )	(.19 )	(.08 )	(.27 )	13.39	(.94 )	588.54		.54	1.35
Class R-5E:
12/31/2025	11.14	.51	.30	.81	(.50 )	—	(.50 )	11.45	7.37	225.39		.38	4.48
12/31/2024	11.49	.51	(.36 )	.15	(.50 )	—	(.50 )	11.14	1.36	206.39		.38	4.53
12/31/2023	11.38	.45	.10	.55	(.44 )	—	(.44 )	11.49	4.94	183.39		.39	3.98
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33 )	(.02 )	(.35 )	11.38	(12.50)	150.37		.37	2.77
12/31/2021	13.79	.21	(.31 )	(.10 )	(.22 )	(.08 )	(.30 )	13.39	(.75 )	160.34		.34	1.60
Class R-5:
12/31/2025	11.14	.52	.30	.82	(.51 )	—	(.51 )	11.45	7.47	297.30		.29	4.58
12/31/2024	11.49	.52	(.36 )	.16	(.51 )	—	(.51 )	11.14	1.46	315.30		.29	4.63
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.04	303.29		.29	4.06
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.40)	283.27		.27	2.85
12/31/2021	13.79	.22	(.31 )	(.09 )	(.23 )	(.08 )	(.31 )	13.39	(.65 )	373.25		.25	1.69
Class R-6:
12/31/2025	11.14	.52	.30	.82	(.51 )	—	(.51 )	11.45	7.52	21,024.24		.23	4.63
12/31/2024	11.49	.53	(.36 )	.17	(.52 )	—	(.52 )	11.14	1.51	18,709.25		.24	4.68
12/31/2023	11.38	.46	.10	.56	(.45 )	—	(.45 )	11.49	5.09	16,255.24		.24	4.11
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35 )	(.02 )	(.37 )	11.38	(12.36)	14,744.22		.22	2.93
12/31/2021	13.79	.23	(.31 )	(.08 )	(.24 )	(.08 )	(.32 )	13.39	(.60 )	15,035.20		.20	1.71
Refer to the end of the table(s) for footnote(s).

The Bond Fund of America	120

Financial highlights (continued)

Portfolio turnover rate for all share classes[7,8]	Year ended December 31,
	2025[9]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	90%	69%	91%	74%	74%
Including mortgage dollar roll transactions	228%	370%	466%	412%	368%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[8]	Refer to Note 5 for more information on mortgage dollar rolls.
[9]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

121	The Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of The Bond Fund of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the investment portfolio, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

The Bond Fund of America	122

The Bond Fund of America

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 002-50700 and 1933 Act No. 811-02444)

(a)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11); and Amended and Restated Agreement and Declaration of Trust dated 9/13/17 – previously filed (see P/E Amendment No. 83 filed 2/28/18)

(b)	By-laws – Amended and Restated By-laws effective 8/29/18 – previously filed (see P/E Amendment No. 85 filed 2/28/19)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 3/1/26

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement dated 5/1/21 – previously filed (see P/E Amendment No. 91 filed 2/28/22)Form of Selling Group Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 83 filed 2/28/18)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/26

(g)	Custodian Agreements –Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 73 filed 10/30/15)

(h-1)	Other Material Contracts –Form of Indemnification Agreement – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Fund of Funds Investment Agreement – American Funds (Rule 12d1-4) – previously filed (see P/E Amendment No. 91 filed 2/28/22); Form of Fund of Funds Investment Agreement – American Funds/American Funds Insurance Series (Rule 12d1-4) – previously filed (see P/E Amendment No. 91 filed 2/28/22); Form of Agreement and Plan of Reorganization and Liquidation – previously filed (see Pre-Effective Amendment No. 2 to form N-14 filed 8/5/22); and Amended and Restated Shareholder Services Agreement dated 1/1/23 – previously filed (see P/E Amendment No. 92 filed 2/28/23)

(h-2)	Amended and Restated Administrative Services Agreement dated 9/9/25

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 61 filed 2/28/11; P/E Amendment No. 69 filed 8/28/14; P/E Amendment No. 73 filed 10/30/15; P/E Amendment No. 77 filed 12/29/16; P/E Amendment 81 filed 4/6/17; and P/E Amendment No. 89 filed 10/29/20)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted Financial Statements - none

(l)	Initial Capital Agreements – previously filed in paper

(m)	Rule 12b-1 Plan – Amended and Restated Plans of Distribution for Class A, C, T, F-1, 529-A, 529-C, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares dated 5/1/21 – previously filed (see P/E Amendment No. 91 filed 2/28/22)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan effective 1/1/21 – previously filed (see P/E Amendment No. 90 filed 2/26/21)

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated May 2025; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)                Capital Client Group, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Core Plus Bond Fund, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American Funds U.S. Small and Mid Cap Equity Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Completion Fund Series, Capital Group Conservative Equity ETF, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Equity ETF Trust I, Capital Group Fixed Income ETF Trust, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Equity ETF, Capital Group International Focus Equity ETF, Capital Group KKR Core Plus+, Capital Group KKR Multi-Sector+, Capital Group New Geography Equity ETF, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Equities Fund, Inc., EUPAC Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of

America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Katherine Abbott	Vice President	None
CHO	Chatelaine Achterberg	Assistant Vice President	None
LAO	Alex J. Adair	Regional Vice President	None
LAO	Samuel Adams	Regional Vice President	None
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Anthony Albano	Regional Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Jeremy Alyea	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Blake J. Anderson	Assistant Vice President	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Senior Vice President	None

LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Jeb M. Bent	Senior Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph Bilello	Regional Vice President	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Erick K. Bodge	Regional Vice President	None
LAO	Jon T. Boldt	Vice President	None
LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William J. Brady	Regional Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	Andrew A. Bredholt	Regional Vice President	None
LAO	William G. Bridge	Senior Vice President	None
LAO	Siobhan M. Broadbery	Regional Vice President	None

LAO	Lorena B. Brockman	Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None
LAO	Christopher Bucci	Regional Vice President	None
NYO	Melissa Buccilli	Senior Vice President	None
SNO	Dylan J. Burdick	Regional Vice President	None
LAO	Kenneth D. Burdick	Assistant Vice President	None
LAO	Carmen A. Burke	Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None
LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Christopher M. Cefalo	Senior Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None

LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Vice President	None
LAO	Daniel A. Chodosch	Senior Vice President	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Cheryl L. Christian	Assistant Vice President	None
LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
LAO	Natalie S. Cole	Vice President	None
NYO	Jayme E. Colosimo	Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Frances Coombes	Senior Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Megan Costa	Senior Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Senior Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None

LAO	Alexandria B. Davis	Regional Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Adam DeAngelis	Regional Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None
LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Senior Vice President	None
LAO	Joseph B. Dowd	Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Senior Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None

LAO	Matthew J. Eisenhardt	Senior Vice President	None
IRV	Jessica Eng	Assistant Vice President	None
LAO	Joseph Epstein	Regional Vice President	None
LAO	Wayne C. Ewan	Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Christopher Fetchet	Regional Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	John P. Finneran III	Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Coenraad F. Fletcher	Vice President	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Mark D. Foster	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Megan France	Regional Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Myles Gaines	Regional Vice President	None
LAO	Jignesh D. Gandhi	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Vice President	None
LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None
LAO	Michele Giangrande	Vice President	None
LAO	Travis Gilberg	Vice President	None
LAO	Pamela A. Gillett	Senior Vice President	None
LAO	William F. Gilmartin	Senior Vice President	None
IND	Brenda L. Goeken	Assistant Vice President	None
LAO	Kathleen D. Golden	Vice President	None
NYO	Joshua H. Gordon	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Senior Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Senior Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Assistant Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Senior Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
SNO	Nicholas Hargreaves	Assistant Vice President	None
LAO	John R. Harley	Senior Vice President	None

LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Janis Harrison	Assistant Vice President	None
LAO	James Hayes	Regional Vice President	None
LAO	Jennifer Hayes	Regional Vice President	None
LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
IND	Ryan D. Hoover	Regional Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Scott W. Hoyer	Regional Vice President	None
LAO	David R. Hreha	Senior Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None

LAO	David G. Jordt	Senior Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Regional Vice President	None
IND	Teodor P. Karnakov	Assistant Vice President	None
LAO	Wassan M. Kasey	Senior Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Vice President	None
IND	Morgann B. Klaus	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
IND	Philip A. Kojich	Assistant Vice President	None
LAO	Christina Kramer	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Jacob A. Kuchta	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
NYO	Joseph Lai	Senior Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None

LAO	Armand Leaks	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
SNO	Matthew T. Levene	Assistant Vice President	None
LAO	Clay M. Leveritt	Senior Vice President	None
LAO	Emily R. Liao	Senior Vice President	None
LAO	Lauren C. Liebes	Regional Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Damien X. Lona	Regional Vice President	None
LAO	Rainey Lord	Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Adam C. Lozano	Assistant Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joe P. Lynch	Regional Vice President	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brandon Y. Ma	Regional Vice President	None
LAO	Justin Maddox	Regional Vice President	None
NYO	Catherine M. Magyera	Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Senior Vice President	None
LAO	Usma A. Malik	Senior Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Seema Manek	Vice President	None

LAO	Brooke M. Marrujo	Senior Vice President	None
CHO	James M. Mathenge	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Duane R. Mattson	Assistant Vice President	None
LAO	Stephen B. May	Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Clinton S. McCurry	Regional Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
LAO	Marin B. Meaney	Regional Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Davina J. Merrell	Regional Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Senior Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Lauren D. Miller	Assistant Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None

LAO	Louis W. Minora	Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
SNO	Christopher Moore	Assistant Vice President	None
IND	Jonathan L. Moran	Regional Vice President	None
LAO	Rex Morgan	Vice President	None
LAO	Nathaniel Morris	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
IND	Valynda J. Murray	Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Bradley D. Olalde	Assistant Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Senior Vice President	None
IND	Kevin G. Olson	Assistant Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
LAO	Cimber L. Nuessle	Assistant Vice President	None

LAO	Michael Orlando	Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
NYO	Gregory H. Ortman	Senior Vice President	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Senior Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Senior Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
LAO	Sejal U. Penkar	Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Sally L. Picota De Holte	Regional Vice President	None
LAO	Keith A. Piken	Senior Vice President and Director	None
LAO	Jonathan T. Plance	Regional Vice President	None
SFO	Eugene Podkaminer	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Chloe E. Pollara	Vice President	None

LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Vice President	None
LAO	Ryan T. Price	Regional Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Vice President	None
LAO	Victoria M. Quach	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Sava S. Radakovich	Regional Vice President	None
LAO	Mary K. Radloff	Regional Vice President	None
LAO	Ryan E. Radtke	Senior Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None
LAO	Michael D. Reynaert	Senior Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
LAO	James Robelotto	Assistant Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None

LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
IND	Jennah N. Ruddick	Assistant Vice President	None
LAO	Leah O. Ryan	Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAOW	Erica Salvay	Vice President	None
LAO	Benjamin F. Samuels	Assistant Vice President	None
LAO	Michael C. Santangelo	Regional Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	David E. Saunders II	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IND	Broderic C. Schoen	Assistant Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Erin C. Sheehan	Regional Vice President	None
LAO	Puja V. Sheth	Assistant Vice President	None
LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAOW	Anmol Sinha	Senior Vice President	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
LAO	Jason C. Smith	Regional Vice President	None

LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
LAO	Stephanie L. Smolka	Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Vice President	None
LAO	Alexander T. Sotiriou	Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None
LAO	Valerie B. Stringer	Vice President	None
LAO	Jamie J. Suh	Assistant Vice President	None
LAO	John R. Sulzicki	Vice President	None
LAO	Jack Swigle	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Mark D. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None
LAO	Michael Trujillo	Vice President	None
CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None

IRV	Sean M. Tupy	Vice President	None
SNO	Corey W. Tyson	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Veronica Vasquez	Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Senior Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Julie A. Vogel	Senior Vice President	None
IRV	Thu A. Vu	Assistant Vice President	None
LAO	Adam Waclawsky	Vice President	None
LAO	Jon N. Wainman	Vice President	None
LAO	Hudson Walker	Regional Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Justin N. Wang	Regional Vice President	None
IND	Kristen M. Weaver	Vice President	None
LAO	Timothy S. Wei	Vice President	None
LAO	Sheraton Welch	Regional Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None

LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Vice President	None
LAO	Benjamin Wirtshafter	Senior Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Benjamin T. Wooden	Regional Vice President	None
LAO	Jennifer N. Woodward	Assistant Vice President	None
IND	Matthew A. Wooten	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Lauren E. Zappia	Regional Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President, Capital Group Institutional Investment Services Division	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 18th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 25h day of February, 2026.

THE BOND FUND OF AMERICA

By: /s/ Kristine M. Nishiyama

(Kristine M. Nishiyama, Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 25, 2026, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Kristine M. Nishiyama	Principal Executive Officer
(Kristine M. Nishiyama)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Becky L. Park	Treasurer
(Becky L. Park)

(3)	Trustees:
	Gina F. Adams*	Trustee
	Pramod Atluri*	Trustee
	Francisco G. Cigarroa*	Trustee
	Nariman Farvardin*	Trustee
	Jennifer C. Feikin*	Trustee
	Leslie Stone Heisz*	Trustee
	Merit E. Janow*	Trustee
	Martin E. Koehler*	Trustee
	Benjamin R. Miller*	Trustee
	Josette Sheeran*	Trustee
	Margaret Spellings*	Trustee
	Alexandra Trower*	Trustee
	Paul S. Williams*	Chair of the Board (Independent and Non-Executive)
	Courtney K. Wolf*	Trustee
*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Katherine Z. Solomon

(Katherine Z. Solomon, Counsel)

POWER OF ATTORNEY

I, Gina F. Adams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811 05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333 135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811 00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC, on January 1, 2026.

(City, State)

/s/ Gina F. Adams

Gina F. Adams, Board member

POWER OF ATTORNEY

I, Pramod Atluri, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2026.

(City, State)

/s/ Pramod Atluri

Pramod Atluri, Board member

POWER OF ATTORNEY

I, Francisco G. Cigarroa, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Antonio, TX, on January 1, 2026.

(City, State)

/s/ Francisco G. Cigarroa

Francisco G. Cigarroa, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Hoboken, NJ, on January 1, 2026.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Jennifer C. Feikin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Park City, Utah, on January 1, 2026.

(City, State)

/s/ Jennifer C. Feikin

Jennifer C. Feikin, Board member

POWER OF ATTORNEY

I, Leslie Stone Heisz, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2026.

(City, State)

/s/ Leslie Stone Heisz

Leslie Stone Heisz, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds International Vantage Fund (Fund No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Equity ETF Trust I (File No. 333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Emerging Markets Equities Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on January 1, 2026.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Martin E. Koehler, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Berlin, Germany, on January 1, 2026.

(City, State)

/s/ Martin E. Koehler

Martin E. Koehler, Board member

POWER OF ATTORNEY

I, Benjamin R. Miller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at London, England on January 1, 2026.

(City, State)

/s/ Benjamin R. Miller

Benjamin R. Miller, Board member

POWER OF ATTORNEY

I, Josette Sheeran, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	EUPAC Fund (File No. 002-83847, File No. 811-03734)
-	EUPAC Fund
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on January 1, 2026.

(City, State)

/s/ Josette Sheeran

Josette Sheeran, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington DC, on January 1, 2026.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on January 1, 2026.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Paul S. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Chicago, IL, on January 1, 2026.

(City, State)

/s/ Paul S. Williams

Paul S. Williams, Board member

POWER OF ATTORNEY

I, Courtney K. Wolf, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Core Plus Bond Fund (File No. 333-286599, File No. 811-24077)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II - Capital Group Central Corporate Bond Fund (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Randall F. Buonviri Jennifer L. Butler Patrick C. Castellani Jane Y. Chung Sandra Chuon Mariah L. Coria Susan K. Countess Brian C. Janssen Hong T. Le	Melissa Leyva Gregory F. Niland Marilyn Paramo Becky L. Park W. Michael Pattie Michael W. Stockton Courtney R. Taylor Michael R. Tom

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, and all related requirements of the U.S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2026.

(City, State)

/s/ Courtney K. Wolf

Courtney K. Wolf, Board member